================================================================================
                                                          Act File No. 33- 62795
                                                       '40 Act File No. 811-5311
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

                REGISTRATION UNDER THE SECURITIES ACT OF 1933   |_|

                     PRE-EFFECTIVE AMENDMENT NO. ___            |_|


                     POST-EFFECTIVE AMENDMENT NO. 15            |X|


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                   COMPANY ACT OF 1940                          |_|


                        AMENDMENT NO. 15                        |X|

                        (Check appropriate box or boxes.)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                           (Exact Name of Registrant)
                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              ONE NATIONWIDE PLAZA

                            COLUMBUS, OHIO 43215-2220

         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


           PATRICIA R. HATLER, ESQ.               With Copies To:
           SECRETARY                              MICHAEL R. MOSER, ESQ.
           ONE NATIONWIDE PLAZA                   ONE NATIONWIDE PLAZA, 1-09-V3
           COLUMBUS, OHIO 43215-2220              COLUMBUS, OHIO 43215-2220

              (Name and Address of Agent for Service)


           Approximate Date of Proposed Public Offering:  MAY 1, 2004


   It is proposed that this filing will become effective (check appropriate box)


              |_| Immediately upon filing pursuant to paragraph (b) |X| On May 1, 2004 pursuant to paragraph (b)
              |_| 60 days after filing pursuant to paragraph (a)(1) |_| On (date) pursuant to paragraph (a)(1) of Rule 485.


           If appropriate, check the following box:


              |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

       MODIFIED SINGLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    Issued By
                        NATIONWIDE LIFE INSURANCE COMPANY
                                     Through
                        NATIONWIDE VLI SEPARATE ACCOUNT-2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                   The Date Of This Prospectus Is May 1, 2004

--------------------------------------------------------------------------------

                PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not to purchase the variable life insurance policy it describes. Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you. In consultation with your financial advisor, you should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.
--------------------------------------------------------------------------------

Please read this entire prospectus and consult with a trusted financial adviser. If you have policy specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

============================== ===============================================

                  TELEPHONE: 1-800-547-7548
                        TDD: 1-800-238-3035

                   INTERNET: www.bestofamerica.com

                  U.S. MAIL: Nationwide Life Insurance Company
                             One Nationwide Plaza, RR1-04-D4
                             Columbus, OH 43215-2220
 ============================== ===============================================

--------------------------------------------------------- ----------------------

PLEASE UNDERSTAND THAT THE POLICY TERMS WILL GOVERN THE WAY THE POLICY WORKS AND ALL RIGHTS AND OBLIGATIONS.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
             THIS POLICY IS NOT: FDIC INSURED; A BANK DEPOSIT; AVAILABLE IN EVERY STATE; OR INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY.
--------------------------------------------------------------------------------
             THIS POLICY MAY DECREASE IN VALUE TO THE POINT OF BEING VALUELESS.
--------------------------------------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.
--------------------------------------------------------------------------------

The purpose of this policy is to provide life insurance protection for the beneficiary you name. IF YOUR PRIMARY NEED IS NOT LIFE INSURANCE PROTECTION, THEN PURCHASING THIS POLICY MAY NOT BE IN YOUR BEST INTERESTS. We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. Consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

                                                                  ii
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------





TABLE OF CONTENTS...................................I
-----------------

IN SUMMARY: POLICY BENEFITS.........................1
---------------------------

IN SUMMARY: POLICY RISKS............................3
------------------------

IN SUMMARY: VARIABLE UNIVERSAL LIFE
INSURANCE AND THE POLICY                            4

IN SUMMARY: FEE TABLES..............................6
----------------------

AVAILABLE SUB-ACCOUNTS..............................9
----------------------

THE POLICY.........................................19
----------

   Policy Owner....................................19
   ------------

   The Beneficiaries...............................19
   -----------------

   To Purchase.....................................19
   -----------

   Coverage........................................20
   --------

   Coverage Effective Date.........................20
   -----------------------

   Temporary Insurance Coverage....................20
   ----------------------------

   To Cancel (Examination Right)...................20
   -----------------------------

   To Change Coverage..............................21
   ------------------

   Sub-Account Portfolio Transfers.................21
   -------------------------------

   Fixed Account Transfers.........................22
   -----------------------

   Modes To Make A Transfer........................22
   ------------------------

   To Exchange.....................................23
   -----------

   To Terminate Or Surrender.......................23
   -------------------------

   To Assign.......................................24
   ---------

   Proceeds Upon Maturity..........................24
   ----------------------

   Reminders, Reports And Illustrations............24
   ------------------------------------

   Errors Or Misstatements.........................25
   -----------------------

   Incontestability................................25
   ----------------

   If We Modify The Policy.........................25
   -----------------------

RIDER..............................................25
-----

   Long-term Care Rider............................25
   --------------------

PREMIUM............................................26
-------

   Initial Premium.................................26
   ---------------

   Subsequent Premiums.............................26
   -------------------

CHARGES............................................27
-------

   Surrender Charges...............................27
   -----------------

   Cost Of Insurance...............................28
   -----------------

   Mortality And Expense Risk......................28
   --------------------------

   Tax Expense.....................................29
   -----------

   Administrative Expense..........................29
   ----------------------

   Policy Loan Interest............................29
   --------------------

   Long-term Care Rider............................29
   --------------------

   A Note On Charges...............................30
   -----------------

TO ALLOCATE PREMIUM AND SUB-ACCOUNT VALUATION......31
---------------------------------------------

   Variable Investment Options.....................31
   ---------------------------

   The Fixed Investment Option.....................32
   ---------------------------

   Allocation Of Premium And Cash Value............32
   ------------------------------------

   When Sub-Account Units Are Valued...............32
   ---------------------------------

   How Investment Experience Is Determined.........33

   Cash Value......................................33
   ----------

   Dollar Cost Averaging...........................34
   ---------------------

   Asset Rebalancing...............................35
   -----------------

THE DEATH BENEFIT..................................35
-----------------

   Calculation Of The Death Benefit Proceeds.......35

   Death Benefit...................................35
   -------------

   Suicide.........................................36
   -------

SURRENDERS.........................................36
----------

   Full Surrender..................................36
   --------------

   Partial Surrender...............................36
   -----------------

THE PAYOUT OPTIONS.................................37
------------------

   Interest Income.................................37
   ---------------

   Income For A Fixed Period.......................37
   -------------------------

   Life Income With Payments Guaranteed............37
   ------------------------------------

   Fixed Income For Varying Periods................38
   --------------------------------

   Joint And Survivor Life.........................38
   -----------------------

   Alternate Life Income...........................38
   ---------------------

POLICY LOANS.......................................38
------------

   Loan Amount And Interest........................38
   ------------------------

   Collateral And Interest.........................38
   -----------------------

   Repayment.......................................39
   ---------

   Net Effect Of Policy Loans......................39
   --------------------------

LAPSE..............................................40
-----

   Grace Period....................................40
   ------------

   Reinstatement...................................40
   -------------

TAXES..............................................41
-----

   Types Of Taxes Of Which To Be Aware.............41
   -----------------------------------

   Buying The Policy...............................42
   -----------------

   Investment Gain In The Policy...................42
   -----------------------------

   Periodic Withdrawals, Non-Periodic
   Withdrawals And Loans                           43
   -----------------------------------

   Terminal Illness................................44
   ----------------

   Surrender Of The Policy.........................44
   -----------------------

   Withholding.....................................44
   -----------

   Exchanging The Policy For Another
   Life Insurance Policy                           45
   ----------------------------------

   Taxation Of Death Benefits......................45
   --------------------------

   Taxes And The Value Of Your Policy..............45
   ----------------------------------

   Tax Changes.....................................46
   -----------

NATIONWIDE LIFE INSURANCE COMPANY..................47
---------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-2..................47
---------------------------------

   Organization, Registration And Operation........47

   Addition, Deletion, Or Substitution Of Mutual
   Funds                                           48
   --------------------------------------------

   Voting Rights...................................48
   -------------

LEGAL PROCEEDINGS..................................49
-----------------

   Nationwide Life Insurance Company...............49
   ---------------------------------

   Nationwide Investment Services
   -------------------------------
   Corporation.....................................51
   -----------

FINANCIAL STATEMENTS...............................51
--------------------

APPENDIX A: DEFINITIONS...........................A-1
-----------------------

                           IN SUMMARY: POLICY BENEFITS
     Appendix A defines certain words and phrases we use in this prospectus. DEATH BENEFIT

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies. The Death Benefit is THE GREATER OF the Specified Amount OR the applicable percentage of cash value under federal tax law.

For more information, see "The Death Benefit" beginning on page 35.

YOUR OR YOUR BENEFICIARY'S CHOICE

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there OF POLICY PROCEEDS are a variety of options that will pay out over time. For more information, see "The Payout Options" beginning on page 37.

COVERAGE FLEXIBILITY

Subject to conditions, you may choose to:

|X|  Change your beneficiaries;and

|X|  Change who owns the policy.


For more information, see "The Beneficiaries" beginning on page 19; and "To Assign" beginning on page 24.


ACCESS TO CASH VALUE

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

     |X| Take a policy loan of an amount no greater in the first year than 50% of the policy's Cash Value, less surrender charge, and no greater than 90% of the policy's Cash Value, less surrender charge, in the following years . The minimum amount is $1,000. For more information, see "Policy Loans" beginning on page 38.

     |X| After the fifth year, take a partial surrender of no less than $500, but no more than 10% of total Premium payments or 100% of Cash Value less total Premium payments less any loan amount at the time of the partial surrender, so long as it does not reduce the policy's Cash Surrender Value below $10,000. For more information, see "Partial Surrender" beginning on page 36.

     |X| Surrender the policy at any time while the Insured is alive. The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans and surrender charges. You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit. For more information, see "Full Surrender" beginning on page 36 and "The Payout Options" beginning on page 37.

ADDITIONAL PREMIUM

Though the policy is designed to be a single Premium policy, you may make additional Premium payments, subject to conditions. The minimum initial Premium is $10,000 for policies where the Insured is less than 71 years of age and $50,000 where the Insured is between the ages of 71 and 80. For more information, see "Premium" beginning on page 26.

INVESTMENT OPTIONS

You may choose to allocate your Premiums after charges to a fixed or variable investment options in any proportion:

|X| The fixed investment option will earn interest daily at an annual effective rate of at least 3%.

|X| The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VLI Separate Account-2 into an equal number of Sub-Account portfolios, identified in the "Available Sub-Accounts" section, to account for your allocations. Your investment return will depend on Investment Experience of the Sub-Account portfolios you have chosen.

For more information, see "Available Sub-Accounts," beginning on page 9 and "To Allocate Premium And Sub-Account Valuation" beginning on page 31.

TRANSFERS BETWEEN AND AMONG INVESTMENT OPTIONS

You may transfer between the fixed and variable investment options, subject to conditions. You may transfer among the Sub-Account portfolios within limits. For more information, see "Sub-Account Portfolio Transfers" beginning on page 21. We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience. For more information, see "Sub-Account Portfolio Transfers," beginning on page 21 and "Modes To Make A Transfer," beginning on page 22. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time, to try to reduce the investment risks of market fluctuations. For more information, see "Dollar Cost Averaging" beginning on page 34.

TAXES

Unless you make a withdrawal, you will generally not be taxed on any earnings while your policy remains In Force. This is known as tax deferral. Also, your beneficiary will generally not have to include the Proceeds as taxable income. For more information, see "Taxes" beginning on page 41. Unlike other variable insurance products offered by Nationwide, this policy does not require distributions to be made before the death of the Insured.

ASSIGNMENT

You may assign the policy as collateral for a loan or another obligation while the Insured is alive. For more information, see "To Assign" beginning on page 24.

EXAMINATION

RIGHT For a limited time, you may cancel the policy, and you will receive a refund. For more information, see "To Cancel (Examination Right)" beginning on page 20.

RIDER

You may purchase a Long-term Care Rider. Availability will vary by state. For more information, see "Rider" beginning on page 25.

                            IN SUMMARY: POLICY RISKS

IMPROPER USE

Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial surrender charges will apply in the first several years from the Policy Date.

UNFAVORABLE INVESTMENT EXPERIENCE

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient, let alone a positive, return, especially after the deductions for policy and Sub-Account portfolio charges. Besides Premium payments, Investment Experience will impact the Cash Value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage sooner than might have been foreseen, and, potentially, even terminate without value.

EFFECT OF PARTIAL SURRENDERS AND POLICY LOANS ON INVESTMENT RETURNS

Partial surrenders or policy loans may accelerate a Lapse because the amount of either or both will no longer be available to generate any investment return. A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen. If the partial surrender amount exceeds the Cash Value in the Sub-Account portfolios, the fixed account will be reduced as well. As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options. Thus, the remainder of your policy's Cash Value is all that would be available to generate enough of an investment return to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the policy loan or make another Premium payment. There will always be a Grace Period, and the opportunity to reinstate insurance coverage. Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.


REDUCTION OF THE DEATH BENEFIT

A partial surrender or a policy loan will impact the policy's Death Benefit. For more information, see "Surrenders" beginning on page 36 and "Effect of Policy Loans" beginning on page 39.

ADVERSE TAX CONSEQUENCES

Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiaries. Also, not all policies are afforded the same tax treatment. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans" beginning on page 43. For example, distributions from the policy may be taxed differently. Special rules will apply for a policy that is considered a "modified endowment contract," including that a 10% penalty tax may be imposed on distributions, including any policy loan. In addition, there are federal estate and gift taxes, and state and local taxes, with which you should be aware. You should consult a qualified tax advisor on all tax matters involving your policy.

FIXED ACCOUNT TRANSFER RESTRICTIONS AND LIMITATIONS

We will not honor a request to transfer Cash Value to or from the fixed account until after the first year. Then, we will only honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account. For more information, see "The Fixed Investment Option" beginning on page 32.

SUB-ACCOUNT PORTFOLIO LIMITATIONS

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue its stated investment objective. This disruption to the Sub-Account may result in lower Investment Experience and Cash Value. We have instituted procedures to minimize disruptive transfers. For more information, see " Sub-Account Portfolio Transfers," beginning on page 21 and "Modes To Make A Transfer," beginning on page 22. While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

SUB-ACCOUNT PORTFOLIO INVESTMENT RISK

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund's prospectus. You should read the mutual fund's prospectus carefully before investing.

          IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE AND THE POLICY

VARIABLE UNIVERSAL LIFE INSURANCE, IN GENERAL, MAY BE IMPORTANT TO YOU IN TWO WAYS.

     |X|  It will provide economic protection to a beneficiary.

     |X|  It may build Cash Value.

     Why would you want to purchase this type of life insurance? How will you allocate the Net Premium among the variable investment options and the fixed investment option? Your reasons and decisions will affect the insurance and Cash Value aspects. While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

     Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

IT IS SIMILAR TO, BUT ALSO DIFFERENT FROM, UNIVERSAL LIFE INSURANCE.

     |X|  You will pay a Premium for life insurance coverage on the Insured.

     |X| The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

     |X| The Cash Surrender Value could be substantially lower than the Premiums you have paid.

     What makes the policy different from universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen (and the fixed account). Also, that its value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

FROM THE TIME WE ISSUE THE POLICY THROUGH THE INSURED'S DEATH, HERE IS A BASIC OVERVIEW. (BUT PLEASE READ THE REMAINDER OF THIS PROSPECTUS FOR THE DETAILS.)

     |X|  At issue, the policy will require a minimum initial Premium payment.

               Among other considerations, this amount will be based on: the Insured's age and sex; the underwriting class; any substandard ratings; the Specified Amount; and the choice of the Rider.

     |X| You will then be able to allocate the Premium between and among a fixed and the variable investment options.

     |X| From the policy's Cash Value each month, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs. We call these charges periodic charges.

     |X| So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

     |X|  The policy will pay a Death Benefit to the beneficiary.

     |X| Prior to the Insured's death, you may withdraw all, or a portion (after the fifth policy year), of the policy's Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

               Withdrawals and loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy Lapsing. There also could be adverse tax consequences.

                             IN SUMMARY: FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEE AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEE THAT YOU WILL PAY AT THE TIME THAT YOU SURRENDER THE POLICY.


FOR MORE INFORMATION, SEE "CHARGES" BEGINNING ON PAGE 27.


===================================================================================================================================
                                                         TRANSACTION FEES
===================================================================================================================================
          Charge                When Charge Is Deducted                                 Amount Deducted
============================ =============================== ======================================================================
   SURRENDER CHARGES(1)                                                            Maximum Guaranteed Charge
                              Upon Full Surrender or Lapse
---------------------------- ------------------------------- ----------------------------------------------------------------------
                                                                                10% of Initial Premium Payments
---------------------------- ------------------------------- ----------------------------------------------------------------------
                                                                                 From The Policy's Cash Value
---------------------------- ------------------------------- ---------------------------------- -----------------------------------

  ILLUSTRATION CHARGE(2)           Upon Requesting an            Maximum Guaranteed Charge                  Currently

                                      Illustration
---------------------------- ------------------------------- ---------------------------------- -----------------------------------
                                                                            $25                                 0
---------------------------- ------------------------------- ---------------------------------- -----------------------------------
                                                                           Proportionately From Policy's Cash Value
---------------------------- ------------------------------- ----------------------------------------------------------------------



(1) The amount of the charge we would deduct begins to decrease each year after the second from the Policy Date. For the third year from the Policy Date the charge is 9% of initial Premium, for the fourth year it is 8%, for the fifth year it is 7%, for the sixth year it is 6%, for the seventh year it is 5%, for the eighth year it is 4%, for the ninth year it is 3%, and, thereafter, there is no charge. Initial Premium may vary by: the Insured's sex; age (when the policy was issued); underwriting class and the Specified Amount (and any increases).

(2) If we begin to charge for illustrations, you will be expected to pay the charge directly to us at the time of the request.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES.

====================================================================================================================================
                                PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES
============================== ======================= =============================================================================
           Charge                 When Charge Is                                      Amount Deducted
                                      Deducted                                       From Cash Values
------------------------------ ----------------------- -----------------------------------------------------------------------------

           COST OF                    Monthly                   Minimum                   Maximum             Representative(6)
       INSURANCE(3), (4), (5)
Representative - For An Age 35
  Male With A Long-term Care
 Specified Amount Of $500,000

------------------------------ ----------------------- --------------------------- ---------------------- --------------------------
                                                                 $0.06                    $83.33                    $0.18
------------------------------ ----------------------- --------------------------- ---------------------- --------------------------
                                                                             Per $1,000 of Net Amount at Risk
                                                                              (Death Benefit less Cash Value)
------------------------------ ----------------------- -----------------------------------------------------------------------------
                                                          Proportionately From Your Chosen Variable And Fixed Investment Options
------------------------------ ----------------------- -----------------------------------------------------------------------------
 MORTALITY AND EXPENSE RISK           Monthly                                   Maximum And Current Charge
------------------------------ ----------------------- -----------------------------------------------------------------------------
                                                                              $0.75 Per $1,000 Of Cash Value
------------------------------ ----------------------- -----------------------------------------------------------------------------
                                                               Proportionately From Your Chosen Variable Investment Options
------------------------------ ----------------------- -----------------------------------------------------------------------------


------------------------------ ----------------------- -----------------------------------------------------------------------------

       TAX EXPENSE(7)                 Monthly                                   Maximum And Current Charges

------------------------------ -----------------------
                                                                              $0.42 Per $1,000 Of Cash Value
------------------------------ ----------------------- -----------------------------------------------------------------------------
                                                          Proportionately From Your Chosen Variable And Fixed Investment Options
------------------------------ ----------------------- -----------------------------------------------------------------------------

  ADMINISTRATIVE EXPENSE(8)           Monthly                                             Maximum

------------------------------ ----------------------- -----------------------------------------------------------------------------
                                                                                    The Greater Of: $10
                                                                                            Or
                                                                              $0.25 Per $1,000 Of Cash Value
------------------------------ ----------------------- -----------------------------------------------------------------------------
                                                          Proportionately From Your Chosen Variable And Fixed Investment Options
------------------------------ ----------------------- -----------------------------------------------------------------------------

         POLICY LOAN                  Annually                 Maximum Guaranteed                          Currently
  INTEREST (9), (10), (11)        (Accrues Daily)

------------------------------ ----------------------- ----------------------------------- -----------------------------------------
                                                                      $60                                     $60
------------------------------ ----------------------- ----------------------------------- -----------------------------------------
                                                                         Per $1,000 Of An Outstanding Policy Loan
------------------------------ ----------------------- -----------------------------------------------------------------------------

  LONG-TERM CARE RIDER(12)            Monthly                  Minimum                    Maximum                Representative

 Representative - For An Age
  35 Male With A Long-term
  Care Specified Amount Of
          $500,000
------------------------------ ----------------------- ------------------------- -------------------------- ------------------------
                                                                $0.02                      $5.73                     $0.02
------------------------------ ----------------------- ------------------------- -------------------------- ------------------------
                                                         Per $1,000 Of Rider Net Amount At Risk - Proportionately From Your Chosen
                                                                           Variable And Fixed Investment Options
------------------------------ ----------------------- -----------------------------------------------------------------------------



(3) This charge varies by: the Insured's sex; age; underwriting class; any substandard ratings; the year from the Policy Date and the Specified Amount.

(4) Ask for a policy illustration, or see your Policy Data Page for information on your cost.

(5) The current cost of insurance charge is calculated based on your policy's cash value and is equal to $0.54 per $1,000 of Cash Value for each month for the first ten years from the Policy Date and for all policies with Cash Value less than $100,000. For polices with at least $100,000 of Cash Value, for years after the tenth from the Policy Date, the charge is equal to $0.25 per $1,000 of Cash Value for each month. In New York, the current cost of insurance charge is $0.54 per $1,000 of Cash Value for each month in all years.

(6) The representative charge may not be representative of the charge that a particular policy owner pays.

(7)  This charge applies for the first ten years from the Policy Date.

(8) The current monthly administrative charge is $0.25 per $1,000 of Cash Value for the first ten years from the Policy Date on all policies with Cash Value less than $100,000. For policies with $100,000 or more of Cash Value, for years after the tenth from the Policy Date, the current charge is equal to $0.13 per $1,000 of Cash Value. The charge, however, is not less than $10 per month. In New York, the administrative charge is $0.25 per $1,000 of Cash Value each month in all years, subject to a maximum of $7.50 per month.

     The effect is a net cost of no more than 2% per annum for regular loans, based on the minimum guaranteed interest crediting rates. Preferred loans may be available that have a net cost of -0- (i.e., 6% loan interest rate less a 6% loan crediting rate). For more information, see "Policy Loans" beginning on page 38.

(9) On the amount of an outstanding loan, we not only charge, but also credit, interest, so there is a net cost to you. Also, there are ordinary and preferred loans on which interest rates vary. For more information, see "Policy Loans" beginning on page 38.

(10) We charge 6% interest per annum on the outstanding balance, which accrues daily and becomes due and payable at the end of the year from the Policy Date, or we add it to your loan. Meanwhile, we credit interest daily, too, on the portion of your policy's Cash Value corresponding to, and serving as collateral or security to ensure repayment of, the loan. It is 4% and 6% per annum currently for ordinary and preferred loans, respectively (guaranteed 4% minimally).

(11) Your net cost for an ordinary loan is 2% per annum currently. There is no cost (a net cost of zero) for a preferred loan currently. For more information, see "Collateral And Interest" beginning on page 38.

(12) This charge varies by any substandard ratings. The continuation of a Rider is contingent on the policy being In Force.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE SUB-ACCOUNT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH SUB-ACCOUNT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE MUTUAL FUND THAT CORRESPONDS TO THE SUB-ACCOUNT PORTFOLIO. PLEASE CONTACT US, AT THE TELEPHONE NUMBERS OR ADDRESS ON THE COVER PAGE OF THIS PROSPECTUS, FOR FREE COPIES OF THE PROSPECTUSES FOR THE MUTUAL FUNDS AVAILABLE UNDER THE POLICY.

THE NEXT SECTION LISTS THE AVAILABLE SUB-ACCOUNTS. ALSO, APPENDIX B IDENTIFIES THE AVAILABLE MUTUAL FUNDS, BY NAME, INVESTMENT TYPE AND ADVISER.

TOTAL ANNUAL SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES                                       Minimum                Maximum
                                                                                            -------                -------
(expenses that are deducted from the Sub-Account portfolio assets, including                 0.27%                  4.56%
management fees, distribution (12b-1) fees, and other expenses)



--------------------------------------------------------------------------------------------------------------------------------
                                                    AVAILABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------

We identify Sub-Accounts by the name of the underlying mutual funds. The
Sub-Accounts available through this policy are:


AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I SHARES
----------------------------------------------- ------------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS A
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO: CLASS A
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP BALANCED FUND: CLASS I
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: CLASS I
(not available for policies issued on or after September 27, 1999)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
----------------------------------------------- ------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO
(not available to receive transfers or new premium payments effective May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO
(not available to receive transfers or new premium payments effective May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - SMALL CAP GROWTH PORTFOLIO (not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO: INITIAL SHARES
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO: INITIAL SHARES
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth, current income and growth of income.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: PRIMARY SHARES
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: PRIMARY SHARES
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: INITIAL CLASS
(not available for policies issued on or after May 1, 2003)
----------------------------------------------- ------------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II ASSET MANAGER PORTFOLIO: INITIAL CLASS
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
(not available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III MID CAP PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND:
CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS I
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I
----------------------------------------------- ------------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS:
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND: CLASS II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATELY                                         and income.  The Fund invests in a target allocation mix of 30%
CONSERVATIVE FUND: CLASS                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital.  The Fund invests in a target allocation mix of 40% large
FUND: CLASS II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.  The Fund invests in a
AGGRESSIVE FUND: CLASS II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS AGGRESSIVE                                         and income.  The Fund invests in a target allocation mix of 30%
FUND: CLASS II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) LEADERS FUND: CLASS I
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - RISK-MANAGED CORE PORTFOLIO: SERVICE SHARES
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO (not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO (not
available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS S
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO (not
available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BALANCED FUND/VA: INITIAL CLASS (FORMERLY OPPENHEIMER MULTIPLE STRATEGIES FUND/VA)
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total investment return; current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND/VA: INITIAL CLASS
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
----------------------------------------------- ------------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT GROWTH & INCOME FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT VOYAGER FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC. - STRONG DISCOVERY FUND II, INC.
(not available for policies issued on or after September 27, 1999)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND: INITIAL CLASS
(not available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
(not available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
(not available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

The Sub-Account portfolios listed above are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. We have entered into agency agreements with certain broker-dealer firms to distribute the policy. Some of those firms have an affiliate that acts as an investment adviser or a subadviser to one or more of the underlying funds that are offered under the policy.

PLEASE REFER TO THE PROSPECTUS FOR EACH SUB-ACCOUNT PORTFOLIO FOR MORE DETAILED INFORMATION.

--------------------------------------------------------------------------------
                                   THE POLICY
--------------------------------------------------------------------------------


The policy is a legal contract between you and us. Any change we make must be in writing, signed by our president and secretary, and attached to or endorsed on the policy. You may exercise all policy rights and options while the Insured is alive. You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for an insured age 80 or younger (although these ages may vary in your state). It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy. The policy will comprise and be evidenced by: Policy Data Pages; a written contract; any Riders; any endorsements; and the application, including any supplemental application. We will consider the statements you make in the application as representations. We will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.

-------------------------------- -----------------------------------------------

POLICY OWNER

The policy belongs to the owner named in the application. You may also name a contingent policy owner. A contingent owner will become the owner if the owner dies before any Proceeds become payable. Otherwise, ownership will pass to the owner's estate, if the owner is not the Insured. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment). You may name different owners or contingent owners (so long as the Insured is alive) by submitting your written request to us at our Home Office, which will become effective when signed, rather than the date on which we received it. There may be adverse tax consequences. For more information, see "Taxes" beginning on page 41.

--------------------------------------------------------------------------------

THE BENEFICIARIES

The principal right of a beneficiary is to receive Proceeds constituting the Death Benefit upon the Insured's death. So long as the Insured is alive, you may: name more than one beneficiary; designate primary and contingent beneficiaries; change or add beneficiaries; and provide for another distribution than the following.

If a primary beneficiary dies before the Insured, we will pay the Death Benefit to the remaining primary beneficiaries. We will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable. You may name more than one contingent beneficiary. We will also pay multiple contingent beneficiaries in equal shares. To change or add beneficiaries, you must submit your written request to us at our Home Office, which will become effective when signed, rather than the date on which we received it. The change will not affect any payment we made, or action we took, before we recorded the change.
--------------------------------------------------------------------------------

TO PURCHASE

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law. Also, we reserve the right to modify our underwriting standards at any time.
--------------------------------------------------------------------------------

COVERAGE

We will issue the policy only if the underwriting process has been completed, we have approved the application and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after you have paid the minimum initial Premium. We begin to deduct monthly charges from your policy Cash Value on the Policy Date.
--------------------------------------------------------------------------------


COVERAGE EFFECTIVE DATE

Insurance coverage will begin and be In Force on the Policy Date shown on the policy data page. For a change in the Specified Amount, the effective date will be on the next monthly anniversary from the Policy Date after we have approved your request. It will end upon the Insured's death, once we begin to pay the Proceeds, or when the policy matures. It could end if the policy were to Lapse.

--------------------------------------------------------------------------------


TEMPORARY INSURANCE COVERAGE

Temporary insurance coverage, equal to the Specified Amount up to $1,000,000, may be available for no charge before full insurance coverage takes effect. You must submit a temporary insurance agreement and make an initial Premium payment. The amount of the initial Premium will depend on the initial Specified Amount, and your choice of Death Benefit options and any Riders, for purposes of the policy. During this time, we deposit your initial Premium payment into an interest bearing checking account. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. Before then, temporary insurance coverage will terminate on the date full insurance coverage takes effect, or five days from the date we mail a termination notice (accompanied by a refund equal to the Premium payment you submitted). If we issue the policy, what we do with the Net Premium depends on the right to examine law of the state in which you live.

--------------------------------------------------------------------------------


TO CANCEL (EXAMINATION RIGHT)

You may cancel your policy during the free look period. The free look period expires ten days after you receive the policy or longer if required by state law. If you decide to cancel during the free look period, return the policy to the sales representative who sold it, or to us at our Home Office, along with your written cancellation request. Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy. We will treat the policy as if we never issued it. Depending on the right to examine law in the state in which you live, this amount will be your initial premium or the policy's Cash Value. For more information, see "To Allocate Premium And Sub-Account Valuation" beginning on page 31.


Any premium payments we receive after your right to cancel the policy expires will be allocated to the Sub-Accounts choices in effect when we receive that premium payment.

--------------------------------------------------------------------------------

TO CHANGE COVERAGE

If you choose to make additional premium payments, then we may need to increase the Specified Amount to maintain the policy as life insurance under the Code. In this case, we will not accept the Premium and make the corresponding increase the Specified Amount, unless: 1) you provide us with evidence of the Insured's insurability; and 2) the Insured is in same underwriting rate class and in the same underwriting rate class multiple as when the policy was purchased.

If you take a partial surrender, we reduce the Specified Amount, as well as the Cash Value, by the amount of the partial surrender.
--------------------------------------------------------------------------------


SUB-ACCOUNT PORTFOLIO TRANSFERS

We will determine the amount you have available for transfers among the Sub-Account portfolios in Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests. The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time). A Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Unit value will reflect the deduction for any periodic charges. For more information, see "In Summary: Fee Tables" beginning on page 6, and "How Investment Experience Is Determined" beginning on page 33.

Disruptive trading practices, which hamper the orderly pursuit of stated investment objectives by underlying mutual fund managers, may adversely affect the performance of the Sub-Accounts. Prior to the policy's Maturity Date, you may transfer among the available Sub-Account portfolios. However, in instances of disruptive trading that we may, or have determined to be harmful to policy owners, we will attempt to curtail or limit the disruptive trading through the use of appropriate means available to us. If your trading activities, or those of a third party acting on your behalf, constitute disruptive trading, we will not limit your ability to initiate the trades as provided in your policy; however, we may limit your means for making a transfer or take other action we deem necessary to protect the interests of those investing in the affected Sub-Accounts. If you intend to use an active trading strategy, you should consult your registered representative and request information on our other policy that offers Sub-Accounts designed specifically to support active trading.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, your subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees generally are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. We will remit all such fees to the underlying mutual fund.

--------------------------------------------------------------------------------

FIXED ACCOUNT TRANSFERS

Prior to the policy's Maturity Date, you may also make transfers involving the fixed account. These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not request a transfer involving the fixed account before the end of the first year from the Policy Date. Also, you may not make more than one transfer every 12 months. However, during the first 24 months following the initial Policy Date you may irrevocably elect to transfer all of the Cash Value to the fixed account.

On transfers to the fixed account, you may request a transfer of up to 100% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period, but we may limit the transfer to 25%.

On transfers from the fixed account, we reserve the right to limit the amount of the policy's cash value that you may transfer from the fixed account in a given policy year. We will declare the limit that may be transferred at the end of each interest rate guarantee period. An interest rate guaranteed period is the time that a stated interest rate is guaranteed to remain in effect. The period begins at the time of the transfer and ends on the last day of the calendar quarter. Each successive period is three months. Any transfers you make from the fixed account must be within 30 days of the end of a period.
--------------------------------------------------------------------------------


MODES TO MAKE A TRANSFER

To make a transfer, send your written request to us at our Home Office via first class U.S. mail. Upon receipt, we will process a transfer request at the end of the current Valuation Period. We may also permit you to use other modes of communication, subject to limitations.

OUR CONTACT INFORMATION IS ON THE COVER PAGE OF THIS PROSPECTUS.

With respect to any telephonic or electronic mode of communication, including the Internet, we monitor transfer activity for potentially disruptive trading practices. Generally, you are limited to 20 "transfer events" per calendar year. If you initiate transfer events within a lesser time interval at a pace that is equivalent to 20 within a year, you may be required to submit all subsequent transfers via U.S. Mail. To calculate transfer events, at the end of each Valuation Period, we will group together all of your transfer requests for the day. We will count this grouping as a "transfer event," regardless of the number of Sub-Accounts involved. Once 20 transfer events in a year or the equivalent number in a shorter period occur, you may continue to make transfers, but only by sending your written request to us at our Home Office via first class U.S. mail until the end of the year. Then, we begin to count transfer events over again.

We have the right to restrict transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, we may restrict trading strategies designed to avoid or take advantage of our monitoring procedures and other measures aimed at curbing harmful trading practices.

Some investment advisers/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. We generally will require multi-policy advisers to submit all transfer requests via U.S. mail.

We will employ reasonable procedures to confirm that instructions are genuine, especially with respect to the Internet and telephone, including:

o requiring forms of personal identification before acting upon instructions;

o providing you with written confirmation of completed transactions; and/or

o recording instructions.


If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions. Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider's, your representative's, or ours, can experience slowdowns or outages for a variety of reasons. These slowdowns or outages may delay or prevent our ability to process your request. Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.
--------------------------------------------------------------------------------


TO EXCHANGE

You have an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, you may surrender this policy and use the Cash Surrender Value to purchase a new policy on the Insured's life without evidence of insurability. Afterwards, you may also surrender the policy and use the Cash Surrender Value to purchase a new policy on the same Insured's life, but subject to evidence of insurability that satisfies our underwriting standards.

The new policy may be one of our available flexible premium adjustable life insurance policies. It may not have a greater Death Benefit than that of this policy immediately prior to the exchange date. It will have the same Specified Amount, Policy Date, and issue age. We will base Premiums on our rates in effect for the same sex, Attained Age and premium class of the Insured on the exchange date. You may transfer any Indebtedness to the new policy.

You must make your request on our official forms to the Home Office. The policy must be In Force and not in a Grace Period. You must pay a surrender charge. For more information, see "In Summary: Fee Tables" beginning on page 6. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.

--------------------------------------------------------------------------------


TO TERMINATE OR SURRENDER

You have the right to terminate the policy. At any time, you may surrender the policy for its Cash Surrender Value. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. For more information, see "Surrenders" beginning on page 36.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal tax purposes. For more information, see "Surrender Of The Policy" beginning on page 44. The Cash Surrender Value will be reduced by the amount of a policy loan, if any. For more information see, "Policy Loans" beginning on page 38.

--------------------------------------------------------------------------------


TO ASSIGN

You may assign any rights under the policy while the Insured is alive. If you do, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective. Your assignment will be subject to any outstanding policy loans. Please see the "Policy Loans" section of this prospectus. For more information see, "Policy Loans" beginning on page 38.

--------------------------------------------------------------------------------

PROCEEDS UPON MATURITY

If the policy is In Force on the Maturity Date, we will pay you the Proceeds.

Normally, we will pay the Proceeds within seven days after we receive your written request at our Home Office. The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account. The Proceeds will equal the policy's Cash Value minus any indebtedness. After we pay the Proceeds, the policy is terminated.


We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary. During this time, you will still be able to request partial surrenders, and you will still have in effect the long-term care Rider (though you will not be charged for it), the termination of benefits under which will coincide with the policy's extended Maturity Date (unless you decide otherwise). The Maturity Date extension will either be for the policy value (as defined below), or for the Specified Amount (subject to the law of the state in which you lived at the time you purchased the policy). It is your choice, and, in any event, the policy will be endorsed so that:

o    no  additional Premium payments will be allowed;

o    no  changes to the amount of the Specified Amount will be allowed;

o    no  additional periodic charges will be deducted;

o    the Death Benefit will equal the Cash Value; and

o    100% of the Cash Value will be transferred to the policy's fixed account.

Notwithstanding your choice, the Proceeds will be the greater of the policy's Specified Amount or Cash Value. The Maturity Date will not be extended; however, where the policy will fail the definition of life insurance. For more information, see "The Payout Options" beginning on page 37, and "The Death Benefit" beginning on page 35.

--------------------------------------------------------------------------------

REMINDERS, REPORTS AND ILLUSTRATIONS

 We will send you scheduled Premium payment reminders and transaction confirmations. We will also send you semi-annual and annual reports that show:

o   the Specified Amount                 o   the current Cash Value
o   Premiums paid                        o   the Cash Surrender Value
o   all charges since the last report    o   outstanding policy indebtedness

We will send these reminders and reports to the address you provide on the application, or to another you may specify.

At any time, you may ask for an illustration of future benefits and values under the policy. While we do not at present, we may charge if you ask for more than one illustration per year from the Policy Date.
--------------------------------------------------------------------------------

ERRORS OR MISSTATEMENTS

If you make an error or misstatement in completing the application, we will adjust the Death Benefit accordingly. To determine the adjusted Death Benefit, we will recalculate the Specified Amount as of the date of issue using the Insured's true age and sex.
--------------------------------------------------------------------------------


INCONTESTABILITY

We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date. For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such an increase after it has been In Force for two years from the effective date.

--------------------------------------------------------------------------------

IF WE MODIFY THE POLICY

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications, and we will make appropriate endorsements to the policy.
--------------------------------------------------------------------------------
                                     RIDER
--------------------------------------------------------------------------------


A Rider is available for you to purchase to design the policy to meet your specific needs. Once the policy is In Force, we may require further evidence of insurability before you may add a Rider. Availability will vary by state. You will incur an additional charge so long as the policy remains in effect and the Rider's term has not expired, we paid the benefit, or you decide you no longer need the benefit and let us know in writing at our Home Office. For more information on the costs of the Rider, see "In Summary: Fee Tables" beginning on page 6, and "Charges" beginning on page 27.

--------------------------------------------------------------------------------


LONG-TERM CARE RIDER

This Rider is available to purchase at any time only within six months from the Policy Date. The Insured is paid a monthly benefit upon meeting the eligibility requirements, the Insured is paid a monthly benefit after 90 days of being confined to a care facility (other than a hospital) or provided personal assistance at home while under a physician's care. The benefits paid under the Rider are intended to be "qualified long-term care insurance" under federal tax law, and, generally, the benefits may not be taxable to the payee. See your tax adviser about the use of this Rider in your situation.

You will be charged for this Rider: so long as the policy remains In Force through maturity; until we have paid the benefit; or you decide you no longer need the benefit and let us know in writing at our Home Office. Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Also, the benefits paid under this Rider will reduce the Cash Surrender Value if you were to surrender the policy while the Insured is alive. More importantly, though, the benefits paid under this Rider will impact your policy's Death Benefit. The Proceeds payable upon the Insured's death will be adjusted to account for the benefits paid under this Rider. There is a free look period for this Rider. Within 30 days of receipt, you may return this Rider to the sales representative who sold it to you, or to us at our Home Office, and we will void this Rider and refund the related charges.

--------------------------------------------------------------------------------
                                     PREMIUM
--------------------------------------------------------------------------------

This policy is designed to be a single premium policy and it does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist. Upon request, we will furnish Premium receipts.
--------------------------------------------------------------------------------

INITIAL PREMIUM

The initial premium must be at least $10,000 for issue ages 0-70 and $50,000 for issue ages 71-80. The amount of your initial Premium will depend on the initial Specified Amount of insurance and any Riders you select. Generally, the higher the required initial Specified Amount, the higher the initial Premium will be. Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium will be, or the lower the Specified Amount will be.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive. We will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within two business days, thereafter.

You may pay the initial Premium to our Home Office or to our authorized representative.
--------------------------------------------------------------------------------

SUBSEQUENT PREMIUMS

While the policy is not designed for multiple Premium payments, you may make additional Premium payments at any time while the policy is In Force, subject to the following:

o We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk. Payments of additional Premium may require an in increase in the Specified Amount. For more information see, "To Change Coverage" beginning on page 21. The Insured must be in the same underwriting rate class and in the same underwriting rate class multiple as when the policy was purchased;

o We will refund any portion of Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance. As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment contract status. We will monitor Premiums paid and other policy transactions and will notify you when the policy's non-modified endowment contract status is in jeopardy; and

o We may require that policy indebtedness be repaid prior to accepting any additional Premium payments. Some, but not all, of the situations when we might exercise this right include when interest rates are low, when your policy loans exceed 90% of value of the Sub-Account portfolio allocations, or when a Premium payment may alter the character of the policy for tax purposes. For more information, see "Lapse" beginning on page 40. We will let you know ahead of time.

If you decide to make a subsequent Premium payment, you must send it to our Home Office. Generally, each Premium payment must be at least $1,000, but we will accept a Premium payment of any amount required to keep the policy In Force.
--------------------------------------------------------------------------------
                                    CHARGES
--------------------------------------------------------------------------------


PLEASE READ AND CONSIDER THE FOLLOWING, WHICH WE INTEND TO BE AN AMPLIFICATION (BUT IT MAY ALSO BE DUPLICATIVE), IN CONJUNCTION WITH THE FEE TABLES, AND THE ACCOMPANYING FOOTNOTES, APPEARING EARLIER IN THE PROSPECTUS. SEE "IN SUMMARY:
FEE TABLES" BEGINNING ON PAGE 6. ALSO, SEE THE POLICY, INCLUDING THE POLICY DATA PAGE, AND THE RIDERS, FOR MORE INFORMATION.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume. Every time you make a Premium payment, we will charge against that Premium payment a Premium Load, which is composed of the sales load and premium taxes. If we begin to charge for illustrations, you will be expected to pay the charge directly to us at the time of your request. We will not deduct this charge from your policy's Cash Value. However, we will deduct all other charges from the policy's Cash Value (rather than a Premium payment), except for mortality and expense risk and loan amount interest, in proportion to the balances of your Sub-Account portfolio, and the fixed account, allocations. We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios. We will transfer the loan interest charge from your investment options to the loan account. There are also charges associated with the Sub-Account portfolios. While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios. On a daily basis, the manager of each mutual fund that comprises the policy's available variable investment options deducts operating charges from that mutual fund's assets before calculating the NAV. (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Units.) More detail about these charges is contained in the prospectus for the mutual fund.

--------------------------------------------------------------------------------

SURRENDER CHARGES

The surrender charge is a percentage of initial Premium you pay at the time we issue the policy, rather than any subsequent Premiums you pay. This charge covers our policy underwriting and sales expenses, including for: processing the application; conducting any medical exams; determining insurability (and the Insured's underwriting class); and establishing policy records. The charge will apply if you surrender or lapse the policy.
--------------------------------------------------------------------------------

We will assess the surrender charge based on the following schedule:

      ----------------------------- ----------------------------
                                       Surrender Charge As A
          Number of Completed          Percentage Of Initial
              Policy Year                 Premium Payment
      ----------------------------- ----------------------------
      ----------------------------- ----------------------------
                   0                            10%
      ----------------------------- ----------------------------
      ----------------------------- ----------------------------
                   1                            10%
      ----------------------------- ----------------------------
      ----------------------------- ----------------------------
                   2                            9%
      ----------------------------- ----------------------------
      ----------------------------- ----------------------------
                   3                            8%
      ----------------------------- ----------------------------
      ----------------------------- ----------------------------
                   4                            7%
      ----------------------------- ----------------------------
      ----------------------------- ----------------------------
                   5                            6%
      ----------------------------- ----------------------------
      ----------------------------- ----------------------------
                   6                            5%
      ----------------------------- ----------------------------
      ----------------------------- ----------------------------
                   7                            4%
      ----------------------------- ----------------------------
      ----------------------------- ----------------------------
                   8                            3%
      ----------------------------- ----------------------------
      ----------------------------- ----------------------------
               9 or more                         0
      ----------------------------- ----------------------------

--------------------------------------------------------------------------------

COST OF INSURANCE

The cost of insurance charge compensates us for providing insurance protection under the policy. The monthly charge is computed by multiplying 0.65% on an annualized basis by the policy's Cash Value. In New York, we will assess this charge for all years. In other states, we may reduce the charge to 0.30% on an annualized basis (and expect to do so for policy years 11 and later for policies with at least $100,000 of Cash Surrender Value. This charge will never exceed the policy's Net Amount at Risk times the guaranteed cost of insurance rate based on the 1980 Commissioner's Standard Ordinary Table.

We base the cost of insurance rates on our expectations as to future mortality and expense experience. The cost of insurance rate will vary by: the Insured's sex; age; underwriting class; any substandard ratings; for how long the policy has been In Force and the Specified Amount.
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK

This charge compensates us for assuming risks associated with mortality and expense costs. The mortality risk is that the Insured does not live as long as expected. The expense risk is that the costs of issuing and administering the policy are more than expected. We will deduct this charge proportionately from the Cash Values of each Sub-Account portfolio. The monthly charge is computed by multiplying 0.90% on an annualized basis by the policy's Sub-Account Cash Value. We may realize a profit from these charges.
--------------------------------------------------------------------------------

TAX EXPENSE

To reimburse us for taxes imposed by federal, state and local governments. The monthly charge is computed by multiplying 0.5% on an annualized basis by the policy's Cash Value. This charge is incurred in policy years 1-10.

--------------------------------------------------------------------------------


ADMINISTRATIVE EXPENSE

This charge reimburses us for the costs of maintaining the policy, including for accounting and record-keeping. We will determine this monthly charge by multiplying .030% on an annualized basis by the policy's Cash Value. In New York, we will assess this charge for all years, but the charge will not exceed $7.50 per month. In other states, we may reduce the charge to 0.15% on an annualized basis and expect to do so for policy years 11 and later. This charge is subject to a minimum of $10.00 per month in states other than New York.

--------------------------------------------------------------------------------

We charge interest on the amount of an outstanding policy loan, at the rate of 6% per annum, which will accrue daily and become due and payable at the end of each year from the Policy Date. If left unpaid, we will add it to the policy's outstanding indebtedness. As collateral or security for repayment, we will transfer an equal amount of Cash Value to the loan account on which will interest will accrue and be credited daily. The minimum guaranteed interest crediting rate is 4% per annum. The effect of the 6% interest on the loan balance and the 4% crediting on POLICY LOAN INTEREST the policy loan account is a net cost of no more than 2% per annum.
--------------------------------------------------------------------------------


LONG-TERM CARE RIDER

The charge for this Rider compensates us for providing long-term care coverage once the Insured meets the eligibility requirements. The charge is the product of the Net Amount At Risk of the Rider and a long-term care rate cost of insurance rate. Because this Rider has no Cash Value, we define its Net Amount At Risk as the lesser of the Specified Amount of the Rider and the Net Amount At Risk of the policy. We base the long-term care cost of insurance rate on our expectations as to your need for long-term care over time. The long-term care cost of insurance rate will vary by: the Insured's sex; Attained Age; underwriting class; and any substandard ratings.

--------------------------------------------------------------------------------

A NOTE ON CHARGES

We make many assumptions and account for many economic and financial factors in establishing fees and charges. As we noted at the beginning of this "Charges" section, the deductions we make under the policy are designed to compensate us for the services and benefits we provide, the distribution and operational expenses we incur, and the risks we assume. Our initial expenses in distributing and establishing the contract exceed the deductions we make during the early stages of policy ownership. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long term financial product. Accordingly, we have designed the policy with features and underlying investment options that we believe support and encourage long-term ownership. The "In
Summary: Fee Tables," beginning on page 6 sets out the costs you incur when you purchase this policy. The following two sections describe how we use some of those charges to distribute the policy and how some of the underlying investment options pay us for services we provide to them. Neither of these transactions alters the charges you pay for the policy. Rather, these two sections provide you with information about how we set those charges. You should consider how these transactions may affect any advice you may receive with respect to the policy.

Distribution, Promotional and Sales Expenses

Commissions to broker/dealer firms are among the promotional and sales expenses we incur when distributing the policy. We may pay a maximum gross commissions of up to 99% of first year premiums and 3% for renewal premiums after the first year. In lieu of these premium based commissions, we may pay an equivalent amount that we calculate as a percentage of assets. Asset-based commissions may be up to 0.25% of the non-loaned Cash Value per year. Combinations of payment forms that generally equate to this maximum commission amount may also be utilized. The actual level of commissions we pay depends on factors such as the level of premium we receive from the respective broker/dealer firms and the scope of the services they provide. Individual registered representatives typically receive a portion of the commissions we pay, depending on their arrangement with their broker/dealer firm.

In addition to commissions, we may also furnish marketing and expense allowances to certain firms based on our assessment of that firm's capabilities and demonstrated willingness to promote and market our products. The firms determine how these allowances are spent. If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Revenue from Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. Since the Variable Account purchases fund shares on behalf of all policy holders, it serves as a single shareholder of the fund. By processing aggregated policy owner transactions, we relieve the fund of the expenses of processing individual policy owner transactions. We also pay the costs of selling the policy as outlined in the preceding section. Sales of the policy benefits the funds by allowing policy owners to purchase interests in the Sub-Accounts, which then results in the Variable Account's purchase of fund shares. We perform all of the accounting and recordkeeping for the Sub-Accounts, and pay any processing cost associated with the redemption of interests in the Sub-Accounts. The funds understand and acknowledge that, in performing these functions and incurring these costs, we provide substantial value to the funds. Accordingly, the underlying mutual funds pay us (or our affiliates) a fee for some of the distribution and operational services we provide and the related costs we incur. The underlying mutual funds understand and acknowledge the value of these services we provide. Accordingly, the underlying mutual funds pay us (or our affiliates) a fee for some of the distribution and operational services that we provide (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between the underlying mutual fund's adviser (or its affiliates) and us (or our affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund. In setting the charges for this policy, we considered the amount of these payments expected to be received from the underlying mutual funds. Without these payments, our charges would be expected to be higher. We include only funds in the Variable Account that make these payments for the services we provide.

--------------------------------------------------------------------------------
                  TO ALLOCATE PREMIUM AND SUB-ACCOUNT VALUATION
--------------------------------------------------------------------------------

You may allocate all or a portion of your Premium to any Sub-Account. The separate account is divided into Sub-Accounts that invest in shares of one or more portfolios of the different mutual funds available under the policy. Or you may allocate all or a portion of your Premium to the fixed investment option that is funded by the assets of our general account.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy. Others require that we return the Cash Value. If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the GVIT Gartmore GVIT Money Market Fund: Class I. Once your examination right ends, we will transfer the Cash Value to your Sub-Account allocations in effect at the time of the transfer. If yours is a state that requires us to refund the Cash Value, we will allocate the Net Premiums to the Sub-Account choices in effect when we receive the Premium payment.
--------------------------------------------------------------------------------


VARIABLE INVESTMENT OPTIONS

The variable investment options constitute the limitedly available mutual funds, and we have divided the separate account into an equal number of Sub-Account portfolios to account for your allocations. Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC. The "Available Sub-Accounts" section identifies the available mutual funds, by name, investment type and adviser. Your choices and any changes will appear on the Policy Data Page.


Each Sub-Account portfolio's assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios. Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the investment performance of any other Sub-Account portfolio.

--------------------------------------------------------------------------------

THE FIXED INVESTMENT OPTION

The Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account. The general account contains all of our assets other than those in the separate accounts and funds the fixed investment option. These assets are subject to our general liabilities from business operations. The general account is used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the stated interest crediting rate on the policy data page. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the actual rate may not exceed the guaranteed interest crediting rate in any given year.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying rates we set.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

Interest rates are set at the beginning of each calendar quarter and will be effective for at least three months. You may receive a different interest rate on Premium versus a transfer of Units from a Sub-Account portfolio. In honoring your request to transfer an amount out of the fixed account, we will do so on a last-in, first out basis (LIFO).
--------------------------------------------------------------------------------

ALLOCATION OF PREMIUM AND CASH VALUE

We allocate your Premium payments to Sub-Accounts or the fixed account per your instructions. You must specify your Premium payments in whole percentages. The sum of allocations must equal 100%.
--------------------------------------------------------------------------------

WHEN SUB-ACCOUNT UNITS ARE VALUED

We will price Sub-Account Units on any day the New York Stock Exchange (NYSE) is open for business, unless we are closed.

We will not price Sub-Account Units on these recognized holidays.

     o New Year's Day                             o Independence Day
     o Martin Luther King, Jr. Day                o Labor Day
     o Presidents' Day                            o Thanksgiving
     o Good Friday                                o Christmas
     o Memorial Day

In addition, we will not price Sub-Account Units if:

o trading on the New York Stock Exchange is restricted;

o an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

o the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist. If we are closed on days when the New York Stock Exchange is open, you may not effect transactions. If you try, we will neither price the Sub-Account Units, nor effect the transaction, until the next day we, and the New York Stock Exchange, are open for business. Any transaction you try to effect when we are closed will not happen until the next day the NYSE and we are both open for business. We will process transactions we receive after the close of the NYSE on the next Valuation Period that we are open.

--------------------------------------------------------------------------------

HOW INVESTMENT EXPERIENCE IS DETERMINED

Though the number of Sub-Account Units will not change as a result of Investment Experience, changes in the net investment factor may cause the value of a Sub-Account Unit to increase or decrease from Valuation Period to Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

We determine the change in Sub-Account values at the end of a Valuation Period. The Sub-Account Unit value for a Valuation Period is determined by multiplying the Sub-Account Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) where:

(a) is the sum of:

     o the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

     o the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

     o a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations.

(b) is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period.
--------------------------------------------------------------------------------

CASH VALUE

The policy has a Cash Value. There is no guaranteed Cash Value. Rather, it will be based on the values, and vary with the Investment Experience of the Sub-Account portfolios to which you have allocated Net Premium, as well as the values of, and any daily crediting of interest to, the policy loan and fixed accounts. It will also vary because we deduct the policy's periodic charges from the Cash Value. So, if the policy's Cash Value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We will determine the value of the assets in the separate account at the end of each Valuation Period. We will determine the Cash Value at least monthly. To determine the number of Sub-Account Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount. Thus, your policy's Cash Value will be reduced by the surrendered amount. Similarly, when we assess charges or deductions, a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy's Cash Value. We make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy's total Cash Value.


The Cash Value in the policy loan and fixed accounts will be credited interest daily at the guaranteed minimum annual effective rate stated on the policy data page. We may decide to credit interest in excess of the guaranteed minimum annual effective rate. For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. Upon request, we will inform you of the current applicable rates for each account. For more information, see "The Fixed Investment Option" on page 32 and "Loan Amount And Interest" on page 38.


On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

--------------------------------------------------------------------------------


DOLLAR COST AVERAGING

You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations, which will promote a more stable Cash Value and Death Benefit over time. The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high. There is no charge for dollar cost averaging. For more information, see "Sub-Account Portfolio Transfers" beginning on page 21.


On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio. You may also have Premium transferred from the - Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity Variable Insurance Products - VIP High Income Portfolio:
Service Class (available only for policy issued prior to May 1, 2003), GVIT Federated GVIT High Income Bond Fund: Class I and the GVIT Gartmore GVIT Money Market Fund: Class I.

We will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s). You may also instruct us in writing to stop the transfers. If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program. Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

A dollar cost averaging program may not be available in all states. We do not assure the success of these strategies; success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Units when their value is low, as well as when it is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do so.
--------------------------------------------------------------------------------


ASSET REBALANCING

You may elect to set up asset rebalancing. To do so, you must complete the Asset Rebalancing Program Form and submit it to our Home Office. (You will use the same form to change your investment allocation choices, or terminate asset rebalancing, too.) Thereafter, automatically, on a periodic basis, the Cash Value of your chosen Sub-Account portfolios (up to 20), having fluctuated with Investment Experience, will be rebalanced in proportion to your investment allocation choices. There is no charge for asset rebalancing, but it does count as a transfer event. For more information, see "Sub-Account Portfolio Transfers" beginning on page 21. You can schedule asset rebalancing to occur every three, six, or twelve months on days when we price Sub-Account Units. For more information, see "When Sub-Account Units Are Valued" beginning on page 32.


Unless you elect otherwise, asset rebalancing will not affect the allocation of Net Premiums you pay after beginning the program. We reserve the right to modify, suspend or discontinue asset rebalancing at any time.

--------------------------------------------------------------------------------
                                THE DEATH BENEFIT
--------------------------------------------------------------------------------

CALCULATION OF THE DEATH BENEFIT PROCEEDS

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information. We will not dispute the payment of the Death Benefit after the policy has been In Force for two years from the Policy Date. The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit may vary with the Cash Value of the policy, which will depend on investment performance and may take into account any insurance provided by any Riders, as well as outstanding indebtedness and any due and unpaid monthly deductions that accrued during a Grace Period.
--------------------------------------------------------------------------------

DEATH BENEFIT

The Death Benefit under the policy is the greater of the Specified Amount and the "applicable percentage of cash value." The applicable percentage of Cash Value is the lowest Death Benefit that will qualify the policy as life insurance under the guideline premium/cash value corridor test of Section 7702 of the Code. For this policy, this is the tax test for life insurance that we will use.

This tax test for life insurance generally requires that the policy have a significant element of life insurance and not be primarily an investment vehicle. The test reaches this result by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, and vary only by the Attained Age of the Insured.
--------------------------------------------------------------------------------


SUICIDE

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

--------------------------------------------------------------------------------
                                   SURRENDERS
--------------------------------------------------------------------------------


FULL SURRENDER

You may surrender the policy for the Cash Surrender Value at any time while the Insured is alive. We calculate the Cash Surrender Value based on the policy's Cash Value. For more information, see "Cash Value" beginning on page 33. To derive the Cash Surrender Value, we will deduct from the Cash Value Indebtedness and the surrender charge. The effective date of surrender will coincide with the date on which we receive the policy and your written request at our Home Office. We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed account for up to six months.

--------------------------------------------------------------------------------

PARTIAL SURRENDER

You may request a partial surrender at any time after the policy has been In Force for five years from the Policy Date.

We permit partial surrenders if the partial surrender satisfies the following requirements:

o the minimum partial surrender is $500;

o the maximum partial surrender in any policy year is the maximum of:

     o    10% of the total Premium payments, and

     o 100% of cumulative earnings (Cash Value less total Premium payments less any loan amount at the time of the partial surrender).

o after the partial surrender, the policy's Cash Surrender Value is at least $10,000; and

o after the partial surrender, the policy continues to qualify as life insurance.

We will reduce the Cash Value and the Specified Amount of the policy by the amount of any partial surrender in the same proportion as how you have allocated Cash Value among the Sub-Accounts. We will only reduce the Cash Value attributable to the fixed account when that of the Sub-Account is insufficient to cover the amount of the partial surrender.

Certain partial surrenders may result in currently taxable income and tax penalties. For more information see, "Surrender Of The Policy" beginning on page 44.

--------------------------------------------------------------------------------
                               THE PAYOUT OPTIONS
--------------------------------------------------------------------------------


You have a number of options of receiving Proceeds, besides in a lump sum, which you may elect upon application. You may elect one or a combination of payout options. We will pay the Proceeds from our general account. If you do not make an election, when the Insured dies, the beneficiary may do so. If the beneficiary does not make an election, we will pay the Proceeds in a lump sum. Normally, we will make the lump sum payment within seven days after we receive your written request at our Home Office. We will postpone any payment of Proceeds, however, on the days we are unable to price Sub-Account Units. For more information, see "When Sub-Account Units Are Valued" beginning on page 32.


Please note that for the remainder of The Payout Options section, "you" means the person we are obligated to pay.
--------------------------------------------------------------------------------


INTEREST INCOME

You keep the Proceeds with us to earn interest at a specified rate. The interest can be paid at the end of 12-, six-, three- or one-month intervals or left to accumulate. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

--------------------------------------------------------------------------------


INCOME FOR A FIXED PERIOD

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30). Each payment will consist of a portion of the Proceeds plus interest at a stated rate. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest at an annually determined rate of at least 2.5% per year, compounded annually. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

--------------------------------------------------------------------------------

LIFE INCOME WITH PAYMENTS GUARANTEED

We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 years), and, then, for the rest of your life, if you outlive the guaranteed period. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year, compounded annually. We will determine annually if we will pay any interest in excess of 2.5%. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin. Also, payments will cease upon your death. If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate. If you die after the guaranteed period has elapsed, we will make no payments to your estate.

--------------------------------------------------------------------------------


FIXED INCOME FOR VARYING PERIODS

You keep the Proceeds with us, but are paid a fixed amount at specified intervals until principal and interest have been exhausted. The total amount payable each year may not be less than 5% of the original Proceeds. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year, compounded annually. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

--------------------------------------------------------------------------------

JOINT AND SURVIVOR LIFE

We pay you the Proceeds in equal payments at specified intervals for the life of the payee who lives longer. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. As the payments are based on the lifetimes of the payees, you cannot withdraw any amount you designate to this option after payments begin. Also, payments will cease upon the death of the last surviving payee. We will make no payments to the last surviving payee's estate.
--------------------------------------------------------------------------------


ALTERNATE LIFE INCOME

We use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of our current individual immediate annuity purchase rate on the date of the Insured's death, the Maturity Date, or the date the policy is surrendered, as applicable. The Proceeds can be paid at the end of 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin. Also, payments will cease upon your death. We will make no payments to your estate.

--------------------------------------------------------------------------------
                                  POLICY LOANS
--------------------------------------------------------------------------------

While the policy is In Force, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit. We call this advance a policy loan. You may increase your risk of Lapse if you take a policy loan. There also may be adverse tax consequences. You should obtain competent tax advice before you decide to take a policy loan.
--------------------------------------------------------------------------------

LOAN AMOUNT AND INTEREST

The minimum policy loan you may take is $1,000. You may take no more than the maximum loan value. To determine your maximum loan amount for the first policy year, multiply 50% by the difference between the Cash Value and any surrender charges. After the first year from the Policy Date, multiply 90% by the difference between the Cash Value and any surrender charges. On the loan amount, we will charge interest, which will accrue daily and be payable at the end of each policy year. If you do not pay the interest, we will add it to the loan amount. The guaranteed policy loan amount interest rate in all policy years is 6%.
--------------------------------------------------------------------------------

COLLATERAL AND INTEREST

As collateral or security, we will transfer to the loan account an amount equal to the amount of the policy loan. You may request that we transfer this amount from specific Sub-Account portfolios. We will only make a transfer from the fixed investment option if the loan amount exceeds 90% of the Cash Value you have allocated to Sub-Account portfolios.

Total policy indebtedness is composed of two components:

i) preferred loans; and

ii) regular loans.

The amount in the policy loan account will be treated as a preferred loan to the extent such amount is less than or equal to the cash value minus the result of:

o    the premiums excluding any 1035 Exchange amount; less

o    any withdrawals not taxed as distributions; plus

o    any loans previously taxed as distributions; plus

o any amounts reported to Nationwide as cost basis attributable to exchanges under Section 1035 of the Internal Revenue Code.

Any additional loan amounts will be treated as regular loans.


Preferred and regular loan amounts will be determined once a year and at any time a new loan is requested. On a current basis, preferred loans will be credited interest daily at an annualized effective rate of 6%, and regular loans will be credited interest daily at an annualized effective rate of 4%. The credited rate for all policy loan accounts is guaranteed never to be lower than that stated on the Policy Data Page.

--------------------------------------------------------------------------------


REPAYMENT

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured's lifetime. The minimum repayment is $1,000. Interest on the loan amount will be due and payable at the end of each policy year from the Policy Date. If left unpaid, we will add it to the loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocation. While your policy loan is outstanding, we will continue to treat any payments that you make as a Premium payment, unless you instruct otherwise. Similarly, we will apply a loan repayment in the same proportion as your current Sub-Account allocations, unless you instruct otherwise. Outstanding ordinary policy loan balances will be satisfied by your loan repayments before outstanding preferred policy loans.

--------------------------------------------------------------------------------


NET EFFECT OF POLICY LOANS

We will charge interest on the loan amount at the same time as the collateral amount will be credited interest. In effect, we will net the loan amount interest rate against the interest crediting rate, so that your actual cost of a policy loan will be less than the loan amount interest rate. For more information, see "In Summary: Fee Tables" in particular, the footnotes, beginning on page 6. Nevertheless, keep in mind that the Cash Value we transfer to our loan account as collateral for a policy loan will neither be affected by the investment performance of the Sub-Account portfolios, nor credited with the interest rates accruing on the fixed account. Whether repaid, a policy loan will affect the policy, the net Cash Surrender Value and the Death Benefit. If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse. Repaying a policy loan will cause the Death Benefit less outstanding policy loans and net Cash Surrender Value to increase by the repayment amount.

--------------------------------------------------------------------------------
                                      LAPSE
--------------------------------------------------------------------------------

So long as your policy's Cash Surrender Value is enough to cover the deduction of charges on each monthly anniversary from the Policy Date, the policy will remain In Force. The Cash Surrender Value could be below the amount of a monthly deduction, for example, because you have not paid enough Premium, or because Investment Experience has decreased the Cash Surrender Value, or both. We do not guarantee that paying the initial or subsequent Premiums will offset adverse Investment Experience so that the policy will remain In Force.

Stated another way, this policy will Lapse when the Grace Period ends before you make a required Premium payment as stated in a notice.
--------------------------------------------------------------------------------

GRACE PERIOD

We will send you a notice when the Grace Period begins. The notice will state an amount of Premium required to avoid Lapse that is equal to three times the current monthly deductions or, if it is less, the Premium that will bring the guaranteed policy continuation provision back into effect. If you do not pay this Premium within 61 days, the policy and all Riders will Lapse. The Grace Period will not alter the operation of the policy or the payment of Proceeds.
--------------------------------------------------------------------------------

REINSTATEMENT

You may reinstate a Lapsed policy by:

o submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;


o providing further evidence of insurability we may require that is satisfactory to us;

o paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

o paying additional Premiums at least equal to 3 times the maximum guaranteed cost of insurance charges; For more information, see "In Summary: Fee Tables" beginning on page 6.

o paying or reinstating any indebtedness against the policy which existed at the end of the Grace Period.


At the same time, you may also reinstate any Riders, but subject to evidence of insurability satisfactory to us.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to a surrender charge calculated for the period between the initial Policy Date and the date of reinstatement.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you provide otherwise.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

The tax treatment of life insurance policies under the Code is a multifaceted subject. The tax treatment of your policy will depend on your particular circumstances. We urge you to seek competent tax advice regarding the tax treatment of the policy given your situation. The following discussion provides an overview of the Code's provisions relating to certain common transactions involving the policy. It is not and cannot be comprehensive. It cannot replace consulting with a competent tax professional.
--------------------------------------------------------------------------------

TYPES OF TAXES OF WHICH TO BE AWARE

Federal Income Tax. Generally, the United States assesses a tax on income which is broadly defined to include all items of income from whatever source, unless the item is specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.


Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax). The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2004, an estate of less than $1,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $1.5 million amount increases to $2 million in 2006, 2007, and 2008 and $3.5 million in 2009. The federal estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. Also, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

In addition, if the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2004, 48%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.


State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.

BUYING THE POLICY

Note to Non-Resident Aliens. Specific tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy. If you are a non-resident alien, you should confer with a competent tax professional with respect to the tax treatment of this policy.

Federal Income Tax. Generally, the Code treats life insurance Premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.


Federal Transfer Tax. Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else, like the policy owner. Gifts are not generally included in the recipient's taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2004, 48%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011. In addition, if you transfer the policy to someone two or more generations younger than you, the transfer may be subject to the GSTT, with the taxable amount equaling the value of the policy.

--------------------------------------------------------------------------------

INVESTMENT GAIN IN THE POLICY

The income tax treatment of changes in the policy's Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's Cash Value is not included in your taxable income for federal income tax purposes.

To qualify as life insurance, the policy must meet certain tests set out in
Section 7702 of the Code. In addition to meeting the tests required under
Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, you will be deemed to be the owner of the underlying securities and taxed on the earnings of your policy's account.


Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed twenty, the number of funds alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.


We will monitor compliance with the Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy's compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.
--------------------------------------------------------------------------------

PERIODIC WITHDRAWALS, NON-PERIODIC WITHDRAWALS AND LOANS

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy. It also applies to Premiums we accept but then return to meet the Code's definition of life insurance. The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.

When the Policy is Life Insurance that is a Modified Endowment Contract. Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent the Cash Value of the policy exceeds, at the time of distribution, the Premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts are treated as being (a) from the Premiums paid into the contract, and then (b) from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner's "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
--------------------------------------------------------------------------------


TERMINAL ILLNESS

Certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Code, are treated as death proceeds. These distributions from the policy are subject to the Death Benefit rules of
Section 101 of the Code described below in this section on Taxes under the heading "Taxation Of Death Benefits," beginning on page 45.

--------------------------------------------------------------------------------

SURRENDER OF THE POLICY

A total surrender or cancellation of the policy by Lapse or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.
--------------------------------------------------------------------------------

WITHHOLDING

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a contract may be subject to mandatory back-up withholding. Mandatory back-up withholding means we are required to withhold taxes on a distribution at the rate established by section 3406 of the Code and the recipient cannot elect to receive the entire distribution. Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

o    the value each year of the life insurance protection provided;

o    an amount equal to any employer-paid Premiums; or

o some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants in an employer sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
--------------------------------------------------------------------------------

EXCHANGING THE POLICY FOR ANOTHER LIFE INSURANCE POLICY

As described in the section "Surrenders," you ordinarily will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. If, however, you exchange the policy for another life insurance policy, a modified endowment contract or an annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code
Section 1035. To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract.

Also, the new policy or contract cannot extend the Maturity Date of the policy or otherwise delay a distribution that would extend when tax would be payable under the policy.

Generally, the new policy or contract will be treated as having the same date of issue and tax basis as the old contract.
--------------------------------------------------------------------------------

TAXATION OF DEATH BENEFITS

Federal Income Tax. The amount of the Death Benefit payable under a policy generally is excludable from gross income of the beneficiary under Section 101 of the Code. However, if the policy is transferred for valuable consideration, then a portion of the Death Benefit may be includable in the beneficiary's gross income.

Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in such Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary. If the beneficiary is two or more generations younger than the Insured, the payment of the Proceeds at the death of the Insured may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT liability.
--------------------------------------------------------------------------------

TAXES AND THE VALUE OF YOUR POLICY

As discussed in "Charges," the Units you hold in the separate account are adjusted to reflect a Premium Tax charge for certain taxes assessed by federal and state taxing authorities. This charge relates to taxes associated with the payment of Premium or certain other policy acquisition costs. This charge decreases your Unit values.

For federal income tax purposes, the separate account is not a separate entity from Nationwide Life Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Sub-Account Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not initially expect to incur any federal income tax liability that would be chargeable to the Units you hold in the separate account. Based upon these expectations, no charge is currently being made against your Units in the separate account for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Units in the separate account.
--------------------------------------------------------------------------------

TAX CHANGES

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If you, the Insured, the beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

--------------------------------------------------------------------------------
                       NATIONWIDE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

We are a stock life insurance company organized under Ohio law. We were founded in March 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.
--------------------------------------------------------------------------------
                       NATIONWIDE VLI SEPARATE ACCOUNT-2
--------------------------------------------------------------------------------
\
ORGANIZATION, REGISTRATION AND OPERATION

Nationwide VLI Separate Account-2 is a separate account established under Ohio law. We own the assets in this account, and we are obligated to pay all benefits under the policies. We may use the account to support other variable life insurance policies we issue. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration, however, does not involve the SEC's supervision of this account's management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios. We buy and sell the Sub-Account portfolio shares at NAV. Any dividends and distributions from a Sub-Account portfolio are reinvested at NAV in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the Investment Experience of our other assets. Its assets are held separately from our other assets and are not part of our general account. We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies. If the separate account's assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason in our sole discretion, we may substitute another mutual fund or portfolio without your consent. The substituted mutual fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investments of future Premium, or both. We will comply with federal securities laws to effect a substitution. Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

We do not guarantee any money you place in this separate account. The value of each Sub-Account will increase or decrease, depending on the investment performance of the corresponding portfolio. You could lose some or all of your money.
--------------------------------------------------------------------------------

ADDITION, DELETION, OR SUBSTITUTION OF MUTUAL FUNDS

Where permitted by applicable law, we reserve the right to:


o remove, combine, or add Sub-Accounts and make new Sub-Accounts available to you;

o substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

o    substitute or close Sub-Accounts to allocations;

o transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

o combine the separate account with other separate accounts, and/or create new separate accounts;

o deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

o modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.


The portfolios that sell their shares to the Sub-Accounts pursuant to an agreement also terminate the agreement and discontinue offering their shares, or certain classes of those shares, to the Sub-Accounts. We will notify you of any such change. If you direct, either explicitly or through your participation in a dollar cost averaging or asset rebalancing program, an amount to a Sub-Account that we have advised you is no longer available, that amount will be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I. You may transfer from the GVIT Gartmore GVIT Money Market Fund: Class I at any time and such a transfer will count as a transfer event. For more information see, "Modes To Make A Transfer," beginning on page 22. We will not make any such changes without
receiving   required   approval  of  the  SEC  and  applicable  state  insurance
departments.

--------------------------------------------------------------------------------

VOTING RIGHTS

Unless there is a change in existing law, on all matters submitted to shareholders, we will vote our portfolio shares attributable to your allocations in a Sub-Account only as you instruct.

Before a vote of a portfolio's shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

--------------------------------------------------------------------------------
                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

--------------------------------------------------------------------------------

NATIONWIDE INVESTMENT SERVICES CORPORATION

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.
--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains financial statements of Nationwide Life Insurance Company and subsidiaries and Nationwide VLI Separate Account - 2. You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. You should distinguish the financial statements of the company and subsidiaries from the financial statements of the separate account. Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy. You should not consider the financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

--------------------------------------------------------------------------------
                             APPENDIX A: DEFINITIONS
--------------------------------------------------------------------------------

  ATTAINED AGE - The Insured's age upon the issue of full insurance coverage plus the number of full years since the Policy Date.
--------------------------------------------------------------------------------

  CASH SURRENDER VALUE - The Cash Value, subject to Indebtedness and the surrender charge.
--------------------------------------------------------------------------------

  CASH VALUE - The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, and the policy loan and fixed accounts, to which interest will be credited daily. We will deduct partial surrenders and the policy's periodic charges from the Cash Value.
--------------------------------------------------------------------------------

  CODE - The Internal Revenue Code of 1986, as amended.
--------------------------------------------------------------------------------

  DEATH BENEFIT - The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges.
--------------------------------------------------------------------------------

  GRACE PERIOD - A 61-day period after which the Policy will Lapse if you do not make sufficient payment.
--------------------------------------------------------------------------------

  HOME OFFICE - Our Home Offices are located at One Nationwide Plaza, Columbus,
   Ohio 43215.
--------------------------------------------------------------------------------

  IN FORCE - The insurance coverage is in effect.
--------------------------------------------------------------------------------

  INDEBTEDNESS - The total amount of all outstanding policy loans, including principal and interest due.
--------------------------------------------------------------------------------

  INSURED - The person whose life we insure under the policy, and whose death triggers the Death Benefit.
--------------------------------------------------------------------------------

  INVESTMENT EXPERIENCE - The performance of a mutual fund in which a
   Sub-Account portfolio invests.
--------------------------------------------------------------------------------

  LAPSE - The policy terminates without value.
--------------------------------------------------------------------------------

  MATURITY DATE - The policy anniversary on or next following the Insured's
   100th birthday.
--------------------------------------------------------------------------------

  NET AMOUNT AT RISK - The policy's base Death Benefit minus the policy's Cash
   Value.
--------------------------------------------------------------------------------

  NET ASSET VALUE (NAV) - The price of each share of a mutual fund in which a
   Sub-Account portfolio invests. It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.
--------------------------------------------------------------------------------

  POLICY DATA PAGE(S) - The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insured.
--------------------------------------------------------------------------------

  POLICY DATE - The date the policy takes effect as shown on the policy data page. Policy years and months are measured from this date.
--------------------------------------------------------------------------------

  POLICY PROCEEDS OR PROCEEDS - Policy Proceeds may constitute the Death
   Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits.
--------------------------------------------------------------------------------

  PREMIUM - The amount of money you pay to begin and continue the policy.
--------------------------------------------------------------------------------

  RIDER - An optional benefit you may purchase under the policy.
--------------------------------------------------------------------------------

  SEC - The Securities and Exchange Commission.
--------------------------------------------------------------------------------

  SPECIFIED AMOUNT - The dollar or face amount of insurance the owner selects.
--------------------------------------------------------------------------------

  SUB-ACCOUNTS - The mechanism we use to account for your allocations of Premium and Cash Value among the policy's variable investment options.
--------------------------------------------------------------------------------

  UNIT - The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges. Initially, we set the Unit value at $10 for each Sub-Account.
--------------------------------------------------------------------------------

  US, WE, OUR or the COMPANY - Nationwide Life Insurance Company.
--------------------------------------------------------------------------------

  VALUATION PERIOD - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.
--------------------------------------------------------------------------------

  YOU, YOUR or the POLICY OWNER OR OWNER - The person named as the owner in the application, or the person assigned ownership rights.
--------------------------------------------------------------------------------

OUTSIDE BACK COVER PAGE

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call our Service Center at 1-800-547-7548 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life Insurance Company, One Nationwide Plaza, RR1-04-D4, Columbus, OH 43215-2220.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-5311.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                                  (REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                         One Nationwide Plaza, RR1-04-D4
                             Columbus, OH 43215-2220
                                 1-800-547-7548
                               TDD: 1-800-238-3035

                       STATEMENT OF ADDITIONAL INFORMATION


       MODIFIED SINGLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This Statement of Additional Information ("SAI") contains additional information regarding the individual modified single premium variable universal life insurance policy offered by us, Nationwide Life Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2004 and the prospectuses for the policy's variable investment options . You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2004.

                                TABLE OF CONTENTS

NATIONWIDE LIFE INSURANCE COMPANY

NATIONWIDE VLI SEPARATE ACCOUNT-2

NATIONWIDE INVESTMENT SERVICES CORPORATION  (NISC)

SERVICES

UNDERWRITING PROCEDURE

ILLUSTRATIONS

ADVERTISING

TAX DEFINITION OF LIFE INSURANCE


FINANCIAL STATEMENTS

NATIONWIDE LIFE INSURANCE COMPANY


We are a stock life insurance company organized under the laws of the State of Ohio in March 1929 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215. We provide life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $147 billion as of December 31, 2003.


NATIONWIDE VLI SEPARATE ACCOUNT-2

Nationwide VLI Separate Account-2 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. We established the separate account on May 7, 1987 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

NATIONWIDE INVESTMENT SERVICES CORPORATION (NISC)

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC was organized as an Oklahoma corporation in 1981.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of the target premium plus 4% of any excess premium payments. We pay gross renewal commissions in years 2 through 10 on the sale of the policies provided by NISC that will not exceed 3% of actual premium payment, and that will not exceed 2% in policy years 11 and thereafter.

We have paid no underwriting commissions to NISC for each of the separate account's last three fiscal years.

SERVICES

We have responsibility for administration of the policies and the variable account. We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account. We will maintain a record of all purchases and redemption of shares of the mutual funds. We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds. The agreements relate to administrative services we or our affiliate furnish and provide for an annual fee based on the average aggregate net assets of the variable account (and our affiliate life insurance company subsidiaries' other separate accounts) invested in particular mutual funds. These fees in no way affect the NAV of the mutual funds or fees paid by the policy owner.


The financial statements of Nationwide Life Insurance Company and subsidiaries and Nationwide VLI Separate Account-2 for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2001 financial statements of Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


UNDERWRITING PROCEDURE

We underwrite the policies issued through Nationwide VLI Separate Account-2. The policy's Specified Amount depends upon the Insured's sex, issue age, risk class, and length of time the policy has been In Force. The Specified Amount will vary depending upon other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. That is, guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex distinct.

ILLUSTRATIONS

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested. We reserve the right to charge a reasonable fee for this service to persons who request more than one policy illustration during a policy year.

ADVERTISING


Rating Agencies


Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


MONEY MARKET YIELDS

We may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

We will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Please note that performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.


TAX DEFINITION OF LIFE INSURANCE

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The tables below show the numeric requirements for Guideline Premium/Cash Value Corridor Test.

GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
TABLE OF APPLICABLE PERCENTAGES OF CASH VALUE
-----------------------------------------
  ATTAINED AGE OF    PERCENTAGE OF CASH
      INSURED               VALUE
-----------------------------------------
       0-40                 250%
-----------------------------------------
         41                 243%
-----------------------------------------
         42                 236%
-----------------------------------------
         43                 229%
-----------------------------------------
         44                 222%
-----------------------------------------
         45                 215%
-----------------------------------------
         46                 209%
-----------------------------------------
         47                 203%
-----------------------------------------
         48                 197%
-----------------------------------------
         49                 191%
-----------------------------------------
         50                 185%
-----------------------------------------
         51                 178%
-----------------------------------------
         52                 171%
-----------------------------------------
         53                 164%
-----------------------------------------
         54                 157%
-----------------------------------------
         55                 150%
-----------------------------------------
         56                 146%
-----------------------------------------
         57                 142%
-----------------------------------------
         58                 138%
-----------------------------------------
         59                 134%
-----------------------------------------
         60                 130%
-----------------------------------------
         61                 128%
-----------------------------------------
         62                 126%
-----------------------------------------
         63                 124%
-----------------------------------------
         64                 122%
-----------------------------------------
         65                 120%
-----------------------------------------
         66                 119%
-----------------------------------------
         67                 118%
-----------------------------------------
         68                 117%
-----------------------------------------
         69                 116%

-----------------------------------------
         70                 115%
-----------------------------------------
         71                 113%
-----------------------------------------
         72                 111%
-----------------------------------------
         73                 109%
-----------------------------------------
         74                 107%
-----------------------------------------
         75                 105%
-----------------------------------------
         76                 105%
-----------------------------------------
         77                 105%
-----------------------------------------
         78                 105%
-----------------------------------------
         79                 105%
-----------------------------------------
         80                 105%
-----------------------------------------
         81                 105%
-----------------------------------------
         82                 105%
-----------------------------------------
         83                 105%
-----------------------------------------
         84                 105%
-----------------------------------------
         85                 105%
-----------------------------------------
         86                 105%
-----------------------------------------
         87                 105%
-----------------------------------------
         88                 105%
-----------------------------------------
         89                 105%
-----------------------------------------
         90                 105%
-----------------------------------------
         91                 104%
-----------------------------------------
         92                 103%
-----------------------------------------
         93                 102%
-----------------------------------------
         94                 101%
-----------------------------------------
         95                 101%
-----------------------------------------
         96                 101%
-----------------------------------------
         97                 101%
-----------------------------------------
         98                 101%
-----------------------------------------
         99                 101%
-----------------------------------------
        100                 100%
-----------------------------------------

--------------------------------------------------------------------------------

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account-2:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31,2003

Assets:

   Investments at fair value:
      AIM VIF - AIM V.I. Capital Appreciation Fund - Series I (AIMCapAp)
         3,135 shares (cost $58,438)........................................................   $    66,715
      AIM VIF Basic Value Fund - Series I (AIMBVF)
         19,085 shares (cost $189,925)......................................................       203,442
      AIM VIF Capital Development Fund - Series I (AIMCDF)
         4,906 shares (cost $57,733)........................................................        62,360
      Alliance Bernstein VPS Small Cap Value Portfolio - Class A (AllSmCpVal)
         14,574 shares (cost $190,639)......................................................       211,184
      Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)
         19,100 shares (cost $383,619)......................................................       416,380
      American Century VP Balanced Fund - Class I (ACVPBal)
         835,237 shares (cost $5,508,059)...................................................     5,629,497
      American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)
         1,839,607 shares (cost $14,981,363)................................................    13,098,000
      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         569,557 shares (cost $3,015,436)...................................................     3,741,988
      American Century VP Inflation Protection Fund - Class II (ACVPInfPr)
         7,289 shares (cost $74,144)........................................................        75,145
      American Century VP International Fund - Class I (ACVPInt)
         1,784,083 shares (cost $10,662,183)................................................    11,471,653
      American Century VP Ultra Fund - Class I (ACVPUltra)
         50,764 shares (cost $437,737)......................................................       466,014
      American Century VP Value Fund - Class I (ACVPVal)
         1,636,827 shares (cost $10,888,421)................................................    12,750,880
      Comstock GVIT Value Fund - Class I (ComGVITVal)
         13,042 shares (cost $117,074)......................................................       129,640
      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         92,598 shares (cost $735,232)......................................................       875,048
      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         700,069 shares (cost $5,818,907)...................................................     6,195,611
      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         1,078,591 shares (cost $11,096,706)................................................    14,884,555
      Dreyfus GVIT International Value Fund - Class I (DryIntVal)
         15,989 shares (cost $192,405)......................................................       210,418
      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         457,119 shares (cost $5,510,723)...................................................     6,751,652
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         85,174 shares (cost $1,015,313)....................................................     1,116,636

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

      Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DrySRGro)
         419,875 shares (cost $14,485,910)..................................................   $ 9,988,838
      Dreyfus Stock Index Fund (DryStkIx)
         2,755,240 shares (cost $88,020,002)................................................    78,303,907
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         188,705 shares (cost $5,657,867)...................................................     6,495,241
      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryDevLeadI)
         4,714 shares (cost $163,132).......................................................       176,257
      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         124,754 shares (cost $2,622,231)...................................................     2,515,032
      Federated American Leaders Fund II - Primary Shares (FedAmLdII)
         724 shares (cost $13,015)..........................................................        13,829
      Federated Capital Appreciation Fund II - Primary Shares (FedCpApII)
         1,215 shares (cost $6,135).........................................................         6,635
      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         26,047 shares (cost $204,840)......................................................       208,896
      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         137,143 shares (cost $1,615,913)...................................................     1,623,774
      Fidelity(R)VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         3,204,677 shares (cost $75,195,230)................................................    74,284,422
      Fidelity(R)VIP - Growth Portfolio: Initial Class (FidVIPGr)
         3,062,762 shares (cost $134,660,773)...............................................    95,068,140
      Fidelity(R)VIP - High Income Portfolio: Initial Class (FidVIPHI)
         3,710,348 shares (cost $22,225,627)................................................    25,786,916
      Fidelity(R)VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         1,102,398 shares (cost $13,435,709)................................................    17,186,381
      Fidelity(R)VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
         1,677,352 shares (cost $26,542,631)................................................    24,254,513
      Fidelity(R)VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
         2,363,817 shares (cost $56,328,677)................................................    54,675,085
      Fidelity(R)VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPInvGrB)
         17,653 shares (cost $235,768)......................................................       240,252
      Fidelity(R)VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
         276,847 shares (cost $4,544,028)...................................................     4,172,090
      Fidelity(R)VIP III - Mid Cap Portfolio: Service Class (FidVIPMCap)
         30,734 shares (cost $682,559)......................................................       740,696
      Fidelity(R)VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)
         172,457 shares (cost $1,955,062)...................................................     2,136,744
      Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
         (FTVIPFRDiv) 56,109 shares (cost $848,387).........................................       913,449
      Franklin Templeton VIP -
      Franklin Small Cap Value Securities Fund - Class I (FTVIPSmCpVal)
            13,199 shares (cost $154,595)...................................................       169,076
      Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class I (FTVIPFS)
         30,353 shares (cost $343,892)......................................................       375,467

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         163,841 shares (cost $1,383,854)...................................................   $ 1,612,192
      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin)
         31,265 shares (cost $352,113)......................................................       356,105
      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         63,183 shares (cost $661,958)......................................................       629,303
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         343,387 shares (cost $1,215,482)...................................................     1,273,967
      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
         18,114 shares (cost $147,890)......................................................       165,926
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,353,967 shares (cost $16,631,333)................................................    16,423,617
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         1,719,348 shares (cost $30,956,682)................................................    17,159,090
      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         47,364 shares (cost $459,362)......................................................       496,850
      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         36,945 shares (cost $366,158)......................................................       381,268
      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         234,346 shares (cost $2,195,459)...................................................     2,470,006
      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         195,717 shares (cost $1,797,292)...................................................     2,074,599
      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         67,146 shares (cost $654,610)......................................................       703,695
      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         12,856 shares (cost $76,135).......................................................        81,247
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         31,758,648 shares (cost $31,758,648)...............................................    31,758,648
      Gartmore GVIT Nationwide(R)Leaders Fund - Class I (GVITLead)
         10,091 shares (cost $101,668)......................................................       119,179
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         126,523 shares (cost $1,539,759)...................................................     1,641,007
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         1,298,293 shares (cost $11,485,484)................................................    15,008,264
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         1,259,065 shares (cost $23,801,358)................................................    27,359,492
      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         7,170,192 shares (cost $103,995,562)...............................................    73,637,874
      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         97,261 shares (cost $1,059,045)....................................................     1,044,584
      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         1,174 shares (cost $27,080)........................................................        27,954
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         120,909 shares (cost $2,273,247)...................................................     2,500,390
      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         376,692 shares (cost $1,025,067)...................................................     1,329,723
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         75,224 shares (cost $1,268,929)....................................................     1,721,888

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRsLgCpCr)
         636 shares (cost $7,439)...........................................................   $     7,941
      MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
         128,658 shares (cost $1,247,045)...................................................     1,268,567
      MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
         6,382 shares (cost $54,035)........................................................        55,584
      MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
         4,061 shares (cost $39,851)........................................................        43,700
      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         7,633 shares (cost $68,003)........................................................        68,160
      Neuberger Berman AMT - Fasciano Portfolio (NBAMTFas)
         864 shares (cost $9,966)...........................................................        10,713
      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         1,554,592 shares (cost $14,602,384)................................................    16,198,848
      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         140,139 shares (cost $1,607,978)...................................................     1,959,147
      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         474,037 shares (cost $6,303,912)...................................................     6,257,290
      Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (NBAMTMCGr)
         17,806 shares (cost $262,407)......................................................       272,069
      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         1,321,998 shares (cost $18,969,309)................................................    20,358,765
      Neuberger Berman AMT - Socially Responsive Portfolio (NBAMTSocRe)
         3,282 shares (cost $36,246)........................................................        40,528
      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         49,858 shares (cost $1,793,509)....................................................     1,830,283
      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         1,156,060 shares (cost $12,746,798)................................................    13,202,210
      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         433,347 shares (cost $12,466,337)..................................................    15,037,136
      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         1,310,984 shares (cost $29,326,647)................................................    32,879,487
      Oppenheimer High Income Fund/VA - Initial Class (OppHiIncInt)
         36,258 shares (cost $296,894)......................................................       312,181
      Oppenheimer Main Street(R)Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         74,492 shares (cost $1,316,200)....................................................     1,430,243
      Oppenheimer Main Street(R)Small Cap Fund/VA - Initial Class (OppMaStSmCpI)
         30,042 shares (cost $374,449)......................................................       403,769
      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
         967,615 shares (cost $15,174,020)..................................................    15,404,426
      Putnam VT Growth & Income Fund - IB Shares (PUTVTGrIncIB)
         643 shares (cost $13,400)..........................................................        14,960
      Putnam VT International Equity Fund - IB Shares (PUTVTIntlEqIB)
         4,885 shares (cost $57,360)........................................................        62,777
      Putnam VT Voyager Fund - IB Shares (PUTVTVoyIB)
         582 shares (cost $14,072)..........................................................        15,097

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         105,978 shares (cost $2,123,252)...................................................   $  2,273,224
      Strong Opportunity Fund II, Inc. (StOpp2)
         1,792,807 shares (cost $37,105,314)................................................     34,045,406
      Strong VIF - Strong Discovery Fund II (StDisc2)
         602,676 shares (cost $6,267,763)...................................................      7,629,880
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         22 shares (cost $112)..............................................................             22
      Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
         206,458 shares (cost $571,601).....................................................        648,279
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         350,612 shares (cost $4,394,471)...................................................      4,666,639
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         458,745 shares (cost $4,202,668)...................................................      5,573,752
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         350,433 shares (cost $4,190,631)...................................................      5,210,940
      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
         2,653 shares (cost $30,203)........................................................         30,617
      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         316,520 shares (cost $2,679,847)...................................................      2,861,344
      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         836,577 shares (cost $10,577,966)..................................................     13,033,865
                                                                                               ------------
            Total Investments...............................................................    880,777,175

   Accounts Receivable......................................................................        785,011
                                                                                               ------------
            Total Assets....................................................................    881,562,186

Accounts Payable............................................................................             --
                                                                                               ------------
Contract Owners Equity (note 7).............................................................   $881,562,186
                                                                                               ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
Year Ended December 31,2003

                                                          Total       AIMCapAp    AIMBVF    AIMCDF
                                                      -------------   --------   -------   -------
Investment activity:
   Reinvested dividends ...........................   $   8,949,773        --         56        --
   Mortality and expense risk charges (note 3) ....      (5,897,663)     (235)      (350)     (105)
                                                      -------------    ------    -------   -------
      Net investment income (loss) ................       3,052,110      (235)      (294)     (105)
                                                      -------------    ------    -------   -------

   Proceeds from mutual fund shares sold ..........     321,981,360     4,295     43,721    19,663
   Cost of mutual fund shares sold ................    (358,212,120)   (3,770)   (39,232)  (18,923)
                                                      -------------    ------    -------   -------
      Realized gain (loss) on investments .........     (36,230,760)      525      4,489       740
   Change in unrealized gain (loss)
      on investments ..............................     223,498,022     8,278     13,517     4,627
                                                      -------------    ------    -------   -------
      Net gain (loss) on investments ..............     187,267,262     8,803     18,006     5,367
                                                      -------------    ------    -------   -------
   Reinvested capital gains .......................         231,065        --         --        --
                                                      -------------    ------    -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........   $ 190,550,437     8,568     17,712     5,262
                                                      =============    ======    =======   =======

                                                      AllSmCpVal   AllVGroInc     ACVPBal     ACVPCapAp
                                                      ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ...........................         13            6        129,712           --
   Mortality and expense risk charges (note 3) ....       (305)        (424)       (39,223)     (92,344)
                                                       -------       ------     ----------   ----------
      Net investment income (loss) ................       (292)        (418)        90,489      (92,344)
                                                       -------       ------     ----------   ----------

   Proceeds from mutual fund shares sold ..........     29,229        3,012      1,055,800    1,378,246
   Cost of mutual fund shares sold ................    (28,287)      (2,937)    (1,381,905)  (3,280,808)
                                                       -------       ------     ----------   ----------
      Realized gain (loss) on investments .........        942           75       (326,105)  (1,902,562)
   Change in unrealized gain (loss)
      on investments ..............................     20,545       32,761      1,118,651    4,110,801
                                                       -------       ------     ----------   ----------
      Net gain (loss) on investments ..............     21,487       32,836        792,546    2,208,239
                                                       -------       ------     ----------   ----------
   Reinvested capital gains .......................         31           --             --           --
                                                       -------       ------     ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........     21,226       32,418        883,035    2,115,895
                                                       =======       ======     ==========   ==========

                                                       ACVPIncGr    ACVPInfPr     ACVPInt     ACVPUltra
                                                      -----------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ...........................   $    42,157         725       76,687           --
   Mortality and expense risk charges (note 3) ....       (22,571)       (282)     (75,393)      (2,083)
                                                      -----------    --------   ----------   ----------
      Net investment income (loss) ................        19,586         443        1,294       (2,083)
                                                      -----------    --------   ----------   ----------

   Proceeds from mutual fund shares sold ..........     1,399,508     136,350    3,828,602    1,424,153
   Cost of mutual fund shares sold ................    (1,656,349)   (136,575)  (5,649,230)  (1,401,682)
                                                      -----------    --------   ----------   ----------
      Realized gain (loss) on investments .........      (256,841)       (225)  (1,820,628)      22,471
   Change in unrealized gain (loss)
      on investments ..............................     1,047,403       1,001    4,044,090       31,622
                                                      -----------    --------   ----------   ----------
      Net gain (loss) on investments ..............       790,562         776    2,223,462       54,093
                                                      -----------    --------   ----------   ----------
   Reinvested capital gains .......................            --          18           --           --
                                                      -----------    --------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........   $   810,148       1,237    2,224,756       52,010
                                                      ===========    ========   ==========   ==========

                                                        ACVPVal    ComGVITVal     CSGPVen     CSIntEq
                                                      ----------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends ...........................      122,033        677             --      26,142
   Mortality and expense risk charges (note 3) ....      (83,906)      (344)        (5,477)    (37,440)
                                                      ----------    -------     ----------   ---------
      Net investment income (loss) ................       38,127        333         (5,477)    (11,298)
                                                      ----------    -------     ----------   ---------

   Proceeds from mutual fund shares sold ..........    4,016,279     20,991      6,329,783     937,646
   Cost of mutual fund shares sold ................   (4,484,903)   (19,338)    (6,187,737)   (995,370)
                                                      ----------    -------     ----------   ---------
      Realized gain (loss) on investments .........     (468,624)     1,653        142,046     (57,724)
   Change in unrealized gain (loss)
      on investments ..............................    3,272,161     12,566        162,735   1,638,617
                                                      ----------    -------     ----------   ---------
      Net gain (loss) on investments ..............    2,803,537     14,219        304,781   1,580,893
                                                      ----------    -------     ----------   ---------
   Reinvested capital gains .......................           --         --             --          --
                                                      ----------    -------     ----------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........    2,841,664     14,552        299,304   1,569,595
                                                      ==========    =======     ==========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31,2003

                                                     CSSmCapGr    DryIntVal   DryMidCapIx   DrySmCapIxS
                                                    -----------   ---------   -----------   -----------
Investment activity:
   Reinvested dividends .........................   $        --          --        24,317        1,671
   Mortality and expense risk charges (note 3) ..       (89,532)       (311)      (37,047)      (3,223)
                                                    -----------    --------    ----------     --------
      Net investment income (loss) ..............       (89,532)       (311)      (12,730)      (1,552)
                                                    -----------    --------    ----------     --------

   Proceeds from mutual fund shares sold ........     5,621,661     117,634     1,578,531      372,139
   Cost of mutual fund shares sold ..............    (7,180,721)   (108,623)   (1,736,046)    (306,784)
                                                    -----------    --------    ----------     --------
      Realized gain (loss) on investments .......    (1,559,060)      9,011      (157,515)      65,355
   Change in unrealized gain (loss)
      on investments ............................     6,398,613      18,013     1,649,966      101,495
                                                    -----------    --------    ----------     --------
      Net gain (loss) on investments ............     4,839,553      27,024     1,492,451      166,850
                                                    -----------    --------    ----------     --------
  Reinvested capital gains ......................            --          --            40        5,323
                                                    -----------    --------    ----------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 4,750,021      26,713     1,479,761      170,621
                                                    ===========    ========    ==========     ========

                                                     DrySRGro      DryStkIx     DryVIFApp   DryDevLeadI
                                                    ----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends .........................       10,175     1,036,389       82,867          45
   Mortality and expense risk charges (note 3) ..      (67,265)     (491,154)     (43,638)       (221)
                                                    ----------   -----------   ----------     -------
      Net investment income (loss) ..............      (57,090)      545,235       39,229        (176)
                                                    ----------   -----------   ----------     -------

   Proceeds from mutual fund shares sold ........    1,095,766     8,989,786    3,788,412      12,737
   Cost of mutual fund shares sold ..............   (1,840,973)  (11,036,767)  (4,796,120)    (11,687)
                                                    ----------   -----------   ----------     -------
      Realized gain (loss) on investments .......     (745,207)   (2,046,981)  (1,007,708)      1,050
   Change in unrealized gain (loss)
      on investments ............................    2,849,243    18,594,894    2,073,274      13,125
                                                    ----------   -----------   ----------     -------
      Net gain (loss) on investments ............    2,104,036    16,547,913    1,065,566      14,175
                                                    ----------   -----------   ----------     -------
  Reinvested capital gains ......................           --            --           --          --
                                                    ----------   -----------   ----------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    2,046,946    17,093,148    1,104,795      13,999
                                                    ==========   ===========   ==========     =======

                                                    DryVIFGrInc   FedAmLdII   FedCpApII   FGVITHiInc
                                                    -----------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends .........................   $    18,048         --          --        6,724
   Mortality and expense risk charges (note 3) ..       (14,646)       (11)        (12)        (394)
                                                    -----------     ------      ------     --------
      Net investment income (loss) ..............         3,402        (11)        (12)       6,330
                                                    -----------     ------      ------     --------

   Proceeds from mutual fund shares sold ........       772,922      1,351       1,345      112,748
   Cost of mutual fund shares sold ..............    (1,089,733)    (1,388)     (1,384)    (112,106)
                                                    -----------     ------      ------     --------
      Realized gain (loss) on investments .......      (316,811)       (37)        (39)         642
   Change in unrealized gain (loss)
      on investments ............................       800,579        814         500        4,057
                                                    -----------     ------      ------     --------
      Net gain (loss) on investments ............       483,768        777         461        4,699
                                                    -----------     ------      ------     --------
   Reinvested capital gains .....................            --         --          --           --
                                                    -----------     ------      ------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations........   $   487,170        766         449       11,029
                                                    ===========     ======      ======     ========

                                                     FedQualBd    FidVIPEI      FidVIPGr     FidVIPHI
                                                    ----------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends .........................       70,239    1,139,885       223,150     1,390,428
   Mortality and expense risk charges (note 3) ..      (13,559)    (489,575)     (646,292)     (177,611)
                                                    ----------   ----------   -----------   -----------
      Net investment income (loss) ..............       56,680      650,310      (423,142)    1,212,817
                                                    ----------   ----------   -----------   -----------

   Proceeds from mutual fund shares sold ........    2,686,186    5,863,575     8,754,074    20,227,853
   Cost of mutual fund shares sold ..............   (2,641,021)  (7,515,510)  (14,271,617)  (19,969,857)
                                                    ----------   ----------   -----------   -----------
                                                        45,165   (1,651,935)   (5,517,543)      257,996
      Realized gain (loss) on investments .......
   Change in unrealized gain (loss)
      on investments ............................      (31,320)  17,928,029    29,260,774     4,109,732
                                                    ----------   ----------   -----------   -----------
      Net gain (loss) on investments ............       13,845   16,276,094    23,743,231     4,367,728
                                                    ----------   ----------   -----------   -----------
   Reinvested capital gains .....................           --           --            --            --
                                                    ----------   ----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations........       70,525   16,926,404    23,320,089     5,580,545
                                                    ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                            FidVIPOv     FidVIPAM     FidVIPCon   FidVIPInvGrB
                                                          -----------   ----------   ----------   ------------
Investment activity:
   Reinvested dividends ...............................   $   112,753      838,376      219,092          --
   Mortality and expense risk charges (note 3) ........      (106,828)    (193,956)    (356,329)       (467)
                                                          -----------   ----------   ----------     -------
      Net investment income (loss) ....................         5,925      644,420     (137,237)       (467)
                                                          -----------   ----------   ----------     -------

   Proceeds from mutual fund shares sold ..............     1,790,935    3,116,268    4,585,765      19,272
   Cost of mutual fund shares sold ....................    (2,053,763)  (3,694,374)  (5,829,074)    (19,195)
                                                          -----------   ----------   ----------     -------
      Realized gain (loss) on investments .............      (262,828)    (578,106)  (1,243,309)         77
   Change in unrealized gain (loss) on investments ....     5,358,106    3,592,165   13,191,640       4,485
                                                          -----------   ----------   ----------     -------
      Net gain (loss) on investments ..................     5,095,278    3,014,059   11,948,331       4,562
                                                          -----------   ----------   ----------     -------
   Reinvested capital gains ...........................            --           --           --          --
                                                          -----------   ----------   ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 5,101,203    3,658,479   11,811,094       4,095
                                                          ===========   ==========   ==========     =======

                                                          FidVIPGrOp   FidVIPMCap   FidVIPValStS   FTVIPFRDiv
                                                          ----------   ----------   ------------   ----------
Investment activity:
   Reinvested dividends ...............................      26,525           --             --         499
   Mortality and expense risk charges (note 3) ........     (25,065)      (1,105)        (7,699)     (1,402)
                                                          ---------     --------     ----------     -------
      Net investment income (loss) ....................       1,460       (1,105)        (7,699)       (903)
                                                          ---------     --------     ----------     -------

   Proceeds from mutual fund shares sold ..............     639,910      126,122      2,379,414      37,113
   Cost of mutual fund shares sold ....................    (981,732)    (109,423)    (2,189,704)    (36,298)
                                                          ---------     --------     ----------     -------
      Realized gain (loss) on investments .............    (341,822)      16,699        189,710         815
   Change in unrealized gain (loss) on investments ....   1,280,096       58,136        186,255      65,062
                                                          ---------     --------     ----------     -------
      Net gain (loss) on investments ..................     938,274       74,835        375,965      65,877
                                                          ---------     --------     ----------     -------
   Reinvested capital gains ...........................          --           --         12,819       1,517
                                                          ---------     --------     ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........     939,734       73,730        381,085      66,491
                                                          =========     ========     ==========     =======

                                                          FTVIPSmCpVal    FTVIPFS   GVITEmMrkts   GVITGLFin
                                                          ------------   --------   -----------   ---------
Investment activity:
   Reinvested dividends ...............................     $     62          948        4,333        1,558
   Mortality and expense risk charges (note 3) ........         (357)        (726)      (4,814)      (1,427)
                                                            --------     --------   ----------    ---------
      Net investment income (loss) ....................         (295)         222         (481)         131
                                                            --------     --------   ----------    ---------

   Proceeds from mutual fund shares sold ..............      101,671      149,170    1,152,746    1,001,701
   Cost of mutual fund shares sold ....................      (93,605)    (137,531)  (1,003,069)    (976,991)
                                                            --------     --------   ----------    ---------
      Realized gain (loss) on investments .............        8,066       11,639      149,677       24,710
   Change in unrealized gain (loss) on investments ....       14,481       31,576      219,942        4,592
                                                            --------     --------   ----------    ---------
      Net gain (loss) on investments ..................       22,547       43,215      369,619       29,302
                                                            --------     --------   ----------    ---------
   Reinvested capital gains ...........................           --           --           --       36,957
                                                            --------     --------   ----------    ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........     $ 22,252       43,437      369,138       66,390
                                                            ========     ========   ==========    =========

                                                          GVITGLHlth   GVITGLTech   GVITGLUtl    GVITGvtBd
                                                          ----------   ----------   ---------   -----------
Investment activity:
   Reinvested dividends ...............................           --           --        750        646,418
   Mortality and expense risk charges (note 3) ........       (5,970)      (5,695)      (920)      (159,721)
                                                          ----------   ----------   --------    -----------
      Net investment income (loss) ....................       (5,970)      (5,695)      (170)       486,697
                                                          ----------   ----------   --------    -----------

   Proceeds from mutual fund shares sold ..............    1,432,702    1,438,857    158,773     16,220,023
   Cost of mutual fund shares sold ....................   (1,294,435)  (1,285,197)  (153,536)   (16,239,231)
                                                          ----------   ----------   --------    -----------
      Realized gain (loss) on investments .............      138,267      153,660      5,237        (19,208)
   Change in unrealized gain (loss) on investments ....      (27,859)      95,094     18,068       (207,136)
                                                          ----------   ----------   --------    -----------
      Net gain (loss) on investments ..................      110,408      248,754     23,305       (226,344)
                                                          ----------   ----------   --------    -----------
   Reinvested capital gains ...........................       70,723           --         --         29,787
                                                          ----------   ----------   --------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      175,161      243,059     23,135        290,140
                                                          ==========   ==========   ========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                           GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod
                                                          -----------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends ...............................   $     3,130      4,130       9,827      30,037
   Mortality and expense risk charges (note 3) ........      (110,693)    (2,234)     (2,784)    (10,396)
                                                          -----------   --------    --------    --------
      Net investment income (loss) ....................      (107,563)     1,896       7,043      19,641
                                                          -----------   --------    --------    --------

   Proceeds from mutual fund shares sold ..............     1,880,508    898,198     336,122     220,719
   Cost of mutual fund shares sold ....................    (5,749,162)  (854,015)   (330,193)   (214,889)
                                                          -----------   --------    --------    --------
      Realized gain (loss) on investments .............    (3,868,654)    44,183       5,929       5,830
   Change in unrealized gain (loss) on investments ....     8,180,131     42,877      16,454     285,948
                                                          -----------   --------    --------    --------
      Net gain (loss) on investments ..................     4,311,477     87,060      22,383     291,778
                                                          -----------   --------    --------    --------
   Reinvested capital gains ...........................            --      5,518       1,440         946
                                                          -----------   --------    --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 4,203,914     94,474      30,866     312,365
                                                          ===========   ========    ========    ========

                                                          GVITIDModAgg   GVITIDModCon   GVITIntGro    GVITMyMkt
                                                          ------------   ------------   ----------   -----------
Investment activity:
   Reinvested dividends ...............................       19,854         12,539            --        267,135
   Mortality and expense risk charges (note 3) ........       (9,434)        (3,374)         (438)      (315,221)
                                                            --------       --------      --------    -----------
      Net investment income (loss) ....................       10,420          9,165          (438)       (48,086)
                                                            --------       --------      --------    -----------

   Proceeds from mutual fund shares sold ..............      421,703        329,080       287,641     52,914,332
   Cost of mutual fund shares sold ....................     (429,277)      (314,125)     (278,157)   (52,914,332)
                                                            --------       --------      --------    -----------
      Realized gain (loss) on investments .............       (7,574)        14,955         9,484             --
   Change in unrealized gain (loss) on investments ....      318,164         48,943         5,034             --
                                                            --------       --------      --------    -----------
      Net gain (loss) on investments ..................      310,590         63,898        14,518             --
                                                            --------       --------      --------    -----------
   Reinvested capital gains ...........................           --          1,142            --             --
                                                            --------       --------      --------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      321,010         74,205        14,080        (48,086)
                                                            ========       ========      ========    ===========

                                                          GVITLead   GVITSmCapGr   GVITSmCapVal   GVITSmComp
                                                          --------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ...............................   $    167           --             54            --
   Mortality and expense risk charges (note 3) ........       (670)      (9,992)       (78,572)     (162,554)
                                                          --------   ----------    -----------    ----------
      Net investment income (loss) ....................       (503)      (9,992)       (78,518)     (162,554)
                                                          --------   ----------    -----------    ----------

   Proceeds from mutual fund shares sold ..............     66,021    2,552,073     11,825,967     4,473,625
   Cost of mutual fund shares sold ....................    (69,415)  (2,306,781)   (11,420,906)   (5,414,955)
                                                          --------   ----------    -----------    ----------
      Realized gain (loss) on investments .............     (3,394)     245,292        405,061      (941,330)
   Change in unrealized gain (loss) on investments ....     22,125      101,046      4,692,960     8,912,411
                                                          --------   ----------    -----------    ----------
      Net gain (loss) on investments ..................     18,731      346,338      5,098,021     7,971,081
                                                          --------   ----------    -----------    ----------
   Reinvested capital gains ...........................         --           --             --            --
                                                          --------   ----------    -----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 18,228      336,346      5,019,503     7,808,527
                                                          ========   ==========    ===========    ==========

                                                           GVITTotRt    GVITUSGro   JanBal    JanCapAp
                                                          ----------   ----------   ------   ----------
Investment activity:
   Reinvested dividends ...............................      364,416           --     243         5,918
   Mortality and expense risk charges (note 3) ........     (492,794)      (4,094)    (41)      (17,053)
                                                          ----------   ----------   -----    ----------
      Net investment income (loss) ....................     (128,378)      (4,094)    202       (11,135)
                                                          ----------   ----------   -----    ----------

   Proceeds from mutual fund shares sold ..............    3,670,080    1,505,809     169     1,458,506
   Cost of mutual fund shares sold ....................   (5,989,912)  (1,391,370)   (162)   (1,540,703)
                                                          ----------   ----------   -----    ----------
      Realized gain (loss) on investments .............   (2,319,832)     114,439       7       (82,197)
   Change in unrealized gain (loss) on investments ....   18,094,378       (8,682)    875       520,550
                                                          ----------   ----------   -----    ----------
      Net gain (loss) on investments ..................   15,774,546      105,757     882       438,353
                                                          ----------   ----------   -----    ----------
   Reinvested capital gains ...........................           --       64,799      --            --
                                                          ----------   ----------   -----    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   15,646,168      166,462   1,084       427,218
                                                          ==========   ==========   =====    ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                           JanGlTech   JanIntGro   JanRsLgCpCr   MGVITMultiSec
                                                          ----------   ---------   -----------   -------------
Investment activity:
   Reinvested dividends ...............................   $      --      15,339           6           81,970
   Mortality and expense risk charges (note 3) ........      (8,186)    (11,890)        (14)         (10,896)
                                                          ---------    --------      ------       ----------
      Net investment income (loss) ....................      (8,186)      3,449          (8)          71,074
                                                          ---------    --------      ------       ----------

   Proceeds from mutual fund shares sold ..............     678,165     655,560       1,364        2,704,889
   Cost of mutual fund shares sold ....................    (978,757)   (567,721)     (1,401)      (2,609,762)
                                                          ---------    --------      ------       ----------
      Realized gain (loss) on investments .............    (300,592)     87,839         (37)          95,127
   Change in unrealized gain (loss)
      on investments ..................................     755,405     377,425         503           (5,724)
                                                          ---------    --------      ------       ----------
      Net gain (loss) on investments ..................     454,813     465,264         466           89,403
                                                          ---------    --------      ------       ----------
   Reinvested capital gains ...........................          --          --          --               --
                                                          ---------    --------      ------       ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 446,627     468,713         458          160,477
                                                          =========    ========      ======       ==========

                                                          MFSVITInvGrwI   MFSVITValIn   NBAMTBal   NBAMTFas
                                                          -------------   -----------   --------   --------
Investment activity:
   Reinvested dividends ...............................          --             --        1,029         --
   Mortality and expense risk charges (note 3) ........         (68)           (74)        (425)       (42)
                                                             ------          -----       ------    -------
      Net investment income (loss) ....................         (68)           (74)         604        (42)
                                                             ------          -----       ------    -------

   Proceeds from mutual fund shares sold ..............       3,254            720        6,704     27,115
   Cost of mutual fund shares sold ....................      (3,141)          (682)      (7,581)   (26,365)
                                                             ------          -----       ------    -------
      Realized gain (loss) on investments .............         113             38         (877)       750
   Change in unrealized gain (loss)
      on investments ..................................       1,549          3,849        8,095        747
                                                             ------          -----       ------    -------
      Net gain (loss) on investments ..................       1,662          3,887        7,218      1,497
                                                             ------          -----       ------    -------
   Reinvested capital gains ...........................          --             --           --          5
                                                             ------          -----       ------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........       1,594          3,813        7,822      1,460
                                                             ======          =====       ======    =======

                                                            NBAMTGro     NBAMTGuard    NBAMTLMat   NBAMTMCGr
                                                          ------------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends                                   $         --       15,295      289,709         --
   Mortality and expense risk charges (note 3) ........       (113,247)     (12,078)     (50,160)      (601)
      Net investment income (loss) ....................   ------------   ----------   ----------   --------
                                                              (113,247)       3,217      239,549       (601)
                                                          ------------   ----------   ----------   --------

   Proceeds from mutual fund shares sold ..............      7,253,127    1,863,642    2,412,027    265,458
   Cost of mutual fund shares sold ....................    (10,102,232)  (2,083,044)  (2,392,121)  (258,376)
                                                          ------------   ----------   ----------   --------
      Realized gain (loss) on investments .............     (2,849,105)    (219,402)      19,906      7,082
   Change in unrealized gain (loss)
      on investments ..................................      6,753,242      710,906     (150,522)     9,663
                                                          ------------   ----------   ----------   --------
      Net gain (loss) on investments ..................      3,904,137      491,504     (130,616)    16,745
                                                          ------------   ----------   ----------   --------
   Reinvested capital gains ...........................             --           --           --         --
                                                          ------------   ----------   ----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $  3,790,890      494,721      108,933     16,144
                                                          ============   ==========   ==========   ========

                                                           NBAMTPart   NBAMTSocRe    OppAggGro     OppBdFd
                                                          ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends                                           --         --             --      780,527
   Mortality and expense risk charges (note 3) ........     (125,663)      (106)       (11,886)    (100,738)
      Net investment income (loss) ....................   ----------      -----     ----------   ----------
                                                            (125,663)      (106)       (11,886)     679,789
                                                          ----------      -----     ----------   ----------

   Proceeds from mutual fund shares sold ..............    5,454,853        342      6,981,943    3,855,356
   Cost of mutual fund shares sold ....................   (7,937,157)      (317)    (6,752,739)  (3,860,203)
                                                          ----------      -----     ----------   ----------
      Realized gain (loss) on investments .............   (2,482,304)        25        229,204       (4,847)
   Change in unrealized gain (loss)
      on investments ..................................    8,076,460      4,282         73,026      124,933
                                                          ----------      -----     ----------   ----------
      Net gain (loss) on investments ..................    5,594,156      4,307        302,230      120,086
                                                          ----------      -----     ----------   ----------
   Reinvested capital gains ...........................           --         --             --           --
                                                          ----------      -----     ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........    5,468,493      4,201        290,344      799,875
                                                          ==========      =====     ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                            OppCapAp      OppGlSec    OppHiIncInt    OppMSGrInc
                                                          -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ...............................   $    48,384       199,865          --         11,048
   Mortality and expense risk charges (note 3) ........       (97,538)     (201,145)       (475)        (8,470)
                                                          -----------   -----------    --------     ----------
      Net investment income (loss) ....................       (49,154)       (1,280)       (475)         2,578
                                                          -----------   -----------    --------     ----------

   Proceeds from mutual fund shares sold ..............     6,358,285     6,570,373     134,541      1,480,124
   Cost of mutual fund shares sold ....................    (8,518,257)  (10,925,797)   (131,733)    (1,398,434)
                                                          -----------   -----------    --------     ----------
      Realized gain (loss) on investments .............    (2,159,972)   (4,355,424)      2,808         81,690
   Change in unrealized gain (loss)
      on investments ..................................     5,578,110    14,079,632      15,287        214,017
                                                          -----------   -----------    --------     ----------
      Net gain (loss) on investments ..................     3,418,138     9,724,208      18,095        295,707
                                                          -----------   -----------    --------     ----------
   Reinvested capital gains ...........................            --            --          --             --
                                                          -----------   -----------    --------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 3,368,984     9,722,928      17,620        298,285
                                                          ===========   ===========    ========     ==========

                                                          OppMaStSmCpI   OppMultStr   PUTVTGrIncIB   PUTVTIntlEqIB
                                                          ------------   ----------   ------------   -------------
Investment activity:
   Reinvested dividends ...............................          --         378,934          --              --
   Mortality and expense risk charges (note 3) ........        (584)       (103,390)        (40)           (131)
                                                            -------      ----------      ------         -------
   Net investment income (loss) .......................        (584)        275,544         (40)           (131)
                                                            -------      ----------      ------         -------
   Proceeds from mutual fund shares sold ..............      51,290       1,009,890       1,374          28,223
   Cost of mutual fund shares sold ....................     (49,709)     (1,176,710)     (1,416)        (26,197)
                                                            -------      ----------      ------         -------
      Realized gain (loss) on investments .............       1,581        (166,820)        (42)          2,026
   Change in unrealized gain (loss)
      on investments ..................................      29,320       2,834,011       1,560           5,418
                                                            -------      ----------      ------         -------
      Net gain (loss) on investments ..................      30,901       2,667,191       1,518           7,444
                                                            -------      ----------      ------         -------
   Reinvested capital gains ...........................          --              --          --              --
                                                            -------      ----------      ------         -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      30,317       2,942,735       1,478           7,313
                                                            =======      ==========      ======         =======

                                                          PUTVTVoyIB   SGVITMdCpGr     StOpp2       StDisc2
                                                          ----------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ...............................    $    --              --       22,768           --
   Mortality and expense risk charges (note 3) ........        (36)        (16,320)    (243,625)     (51,688)
                                                           -------     -----------   ----------   ----------
      Net investment income (loss) ....................        (36)        (16,320)    (220,857)     (51,688)
                                                           -------     -----------   ----------   ----------

   Proceeds from mutual fund shares sold ..............      1,486      11,315,982    6,367,476    2,728,028
   Cost of mutual fund shares sold ....................     (1,372)    (11,001,248)  (8,381,704)  (2,338,631)
                                                           -------     -----------   ----------   ----------
      Realized gain (loss) on investments .............        114         314,734   (2,014,228)     389,397
   Change in unrealized gain (loss)
      on investments ..................................      1,025         196,161   11,846,663    1,778,903
                                                           -------     -----------   ----------   ----------
      Net gain (loss) on investments ..................      1,139         510,895    9,832,435    2,168,300
                                                           -------     -----------   ----------   ----------
   Reinvested capital gains ...........................         --              --           --           --
                                                           -------     -----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........    $ 1,103         494,575    9,611,578    2,116,612
                                                           =======     ===========   ==========   ==========

                                                           StIntStk2   TurnGVITGro     VEWrldBd    VEWrldEMkt
                                                          ----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ...............................       22,646          --          86,807        4,618
   Mortality and expense risk charges (note 3) ........       (1,550)     (3,394)        (38,975)     (28,328)
                                                          ----------    --------     -----------   ----------
      Net investment income (loss) ....................       21,096      (3,394)         47,832      (23,710)
                                                          ----------    --------     -----------   ----------

   Proceeds from mutual fund shares sold ..............    5,562,084     837,367      14,023,643    8,530,488
   Cost of mutual fund shares sold ....................   (5,619,704)   (731,272)    (13,494,169)  (7,765,873)
                                                          ----------    --------     -----------   ----------
      Realized gain (loss) on investments .............      (57,620)    106,095         529,474      764,615
   Change in unrealized gain (loss)
      on investments ..................................       (7,327)     99,325         135,636    1,136,659
                                                          ----------    --------     -----------   ----------
      Net gain (loss) on investments ..................      (64,947)    205,420         665,110    1,901,274
                                                          ----------    --------     -----------   ----------
   Reinvested capital gains ...........................           --          --              --           --
                                                          ----------    --------     -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      (43,851)    202,026         712,942    1,877,564
                                                          ==========    ========     ===========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31, 2003

                                                            VEWrldHAs    VKoreFI     VKEmMkt    VKUSRealEst
                                                          ------------   -------   ----------   -----------
Investment activity:
   Reinvested dividends................................   $     19,918       --            --           --
   Mortality and expense risk charges (note 3).........        (31,922)     (54)      (14,792)     (81,334)
                                                          ------------   ------    ----------   ----------
      Net investment income (loss).....................        (12,004)     (54)      (14,792)     (81,334)
                                                          ------------   ------    ----------   ----------

   Proceeds from mutual fund shares sold...............     14,058,576    7,706     7,573,633    5,361,279
   Cost of mutual fund shares sold.....................    (13,369,955)  (7,626)   (7,257,163)  (5,210,656)
                                                          ------------   ------    ----------   ----------
      Realized gain (loss) on investments..............        688,621       80       316,470      150,623
   Change in unrealized gain (loss) on investments.....        856,699      414       218,451    3,325,139
                                                          ------------   ------    ----------   ----------
      Net gain (loss) on investments...................      1,545,320      494       534,921    3,475,762
                                                          ------------   ------    ----------   ----------
   Reinvested capital gains............................             --       --            --           --
                                                          ------------   ------    ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from operations...   $  1,533,316      440       520,129    3,394,428
                                                          ============   ======    ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                              Total                 AIMCapAp         AIMBVF           AIMCDF
                                                   ---------------------------   -------------   --------------   -------------
                                                       2003           2002        2003    2002     2003    2002    2003    2002
                                                   ------------   ------------   ------   ----   -------   ----   ------   ----
Investment activity:
   Net investment income (loss) ................   $  3,052,110      4,950,226     (235)   --       (294)   --      (105)   --
   Realized gain (loss) on investments .........    (36,230,760)   (79,683,065)     525    --      4,489    --       740    --
   Change in unrealized gain (loss)
      on investments ...........................    223,498,022   (101,227,231)   8,278    --     13,517    --     4,627    --
   Reinvested capital gains ....................        231,065      3,918,828       --    --         --    --        --    --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    190,550,437   (172,041,242)   8,568    --     17,712    --     5,262    --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     79,106,617     89,852,157    4,077    --     13,196    --    17,738    --
   Transfers between funds .....................             --             --   54,624    --    174,047    --    39,891    --
   Surrenders (note 6) .........................    (65,928,134)   (68,413,303)      --    --         --    --        --    --
   Death benefits (note 4) .....................     (2,595,113)    (2,878,265)      --    --         --    --        --    --
   Net policy repayments (loans) (note 5) ......      2,893,261     (1,274,925)      --    --         --    --        --    --
   Deductions for surrender charges (note 2d)...     (3,047,308)    (3,761,910)      --    --         --    --        --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (45,732,350)   (47,105,562)    (558)   --     (1,485)   --      (506)   --
   Asset charges (note 3):
      MSP contracts ............................       (360,513)      (404,175)      --    --        (11)   --        --    --
      LSFP contracts ...........................       (348,047)      (354,416)      --    --        (21)   --       (11)   --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---
         Net equity transactions ...............    (36,011,587)   (34,340,399)  58,143    --    185,726    --    57,112    --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---

Net change in contract owners' equity ..........    154,538,850   (206,381,641)  66,711    --    203,438    --    62,374    --
Contract owners' equity beginning
   of period ...................................    727,023,336    933,404,977       --    --         --    --        --    --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---
Contract owners' equity end of period ..........   $881,562,186    727,023,336   66,711    --    203,438    --    62,374    --
                                                   ============   ============   ======   ===    =======   ===    ======   ===

CHANGES IN UNITS:
   Beginning units .............................     43,194,768     44,510,163       --    --         --    --        --    --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---
   Units purchased .............................      9,067,289      7,977,095    5,459    --     15,769    --     4,859    --
   Units redeemed ..............................    (10,139,138)    (9,292,490)     (48)   --       (124)   --       (43)   --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---
   Ending units ................................     42,122,919     43,194,768    5,411    --     15,645    --     4,816    --
                                                   ============   ============   ======   ===    =======   ===    ======   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       AllSmCpVal       AllVGroInc
                                                    ---------------   --------------
                                                      2003     2002     2003    2002
                                                    --------   ----   -------   ----
Investment activity:
   Net investment income (loss) .................   $   (292)    --      (418)    --
   Realized gain (loss) on investments ..........        942     --        75     --
   Change in unrealized gain (loss)
      on investments ............................     20,545     --    32,761     --
   Reinvested capital gains .....................         31     --        --     --
                                                    --------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................     21,226     --    32,418     --
                                                    --------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     10,110     --    33,861     --
   Transfers between funds ......................    188,663     --   352,236     --
   Surrenders (note 6) ..........................     (7,886)    --       (29)    --
   Death benefits (note 4) ......................         --     --        --     --
   Net policy repayments (loans) (note 5) .......      1,348     --     1,309     --
   Deductions for surrender charges (note 2d) ...       (364)    --        (1)    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................     (1,659)    --    (3,099)    --
   Asset charges (note 3):
      MSP contracts .............................        (97)    --      (130)    --
      LSFP contracts ............................         --     --      (188)    --
                                                    --------    ---   -------    ---
         Net equity transactions ................    190,115     --   383,959     --
                                                    --------    ---   -------    ---

Net change in contract owners' equity ...........    211,341     --   416,377     --
Contract owners' equity beginning of period .....         --     --        --     --
                                                    --------    ---   -------    ---
Contract owners' equity end of period ...........   $211,341     --   416,377     --
                                                    ========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ..............................         --     --        --     --
                                                    --------    ---   -------    ---
   Units purchased ..............................     15,534     --    33,907     --
   Units redeemed ...............................       (153)    --      (320)    --
                                                    --------    ---   -------    ---
   Ending units .................................     15,381     --    33,587     --
                                                    ========    ===   =======    ===

                                                          ACVPBal                 ACVPCapAp
                                                    ---------------------   -----------------------
                                                       2003        2002        2003          2002
                                                    ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) .................      90,489      93,052      (92,344)    (106,678)
   Realized gain (loss) on investments ..........    (326,105)   (292,649)  (1,902,562)  (4,991,738)
   Change in unrealized gain (loss)
      on investments ............................   1,118,651    (326,154)   4,110,801    1,749,350
   Reinvested capital gains .....................          --          --           --           --
                                                    ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................     883,035    (525,751)   2,115,895   (3,349,066)
                                                    ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     538,281     655,414    1,235,265    1,491,221
   Transfers between funds ......................     193,768     (19,192)    (407,015)  (1,137,628)
   Surrenders (note 6) ..........................    (281,959)   (261,495)    (646,593)    (823,146)
   Death benefits (note 4) ......................     (12,858)    (12,043)      (3,714)     (65,672)
   Net policy repayments (loans) (note 5) .......     (42,073)    (29,194)     102,148       (9,534)
   Deductions for surrender charges (note 2d) ...     (13,033)    (14,379)     (29,887)     (45,263)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................    (289,395)   (278,409)    (758,543)    (853,298)
   Asset charges (note 3):
      MSP contracts .............................      (3,799)     (4,131)      (4,502)      (5,655)
      LSFP contracts ............................      (1,595)     (1,525)      (2,026)      (3,142)
                                                    ---------   ---------   ----------   ----------
         Net equity transactions ................      87,337      35,046     (514,867)  (1,452,117)
                                                    ---------   ---------   ----------   ----------

Net change in contract owners' equity ...........     970,372    (490,705)   1,601,028   (4,801,183)
Contract owners' equity beginning of period .....   4,659,269   5,149,974   11,497,921   16,299,104
                                                    ---------   ---------   ----------   ----------
Contract owners' equity end of period ...........   5,629,641   4,659,269   13,098,949   11,497,921
                                                    =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................     277,290     275,968      839,237      945,180
                                                    ---------   ---------   ----------   ----------
   Units purchased ..............................      47,943      42,350      118,180      116,117
   Units redeemed ...............................     (43,280)    (41,028)    (169,443)    (222,060)
                                                    ---------   ---------   ----------   ----------
   Ending units .................................     281,953     277,290      787,974      839,237
                                                    =========   =========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                             ACVPIncGr            ACVPInfPr
                                                     -----------------------   --------------
                                                        2003         2002        2003    2002
                                                     ----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ..................   $   19,586       14,281       443     --
   Realized gain (loss) on investments ...........     (256,841)    (990,548)     (225)    --
   Change in unrealized gain (loss)
      on investments .............................    1,047,403      154,381     1,001     --
   Reinvested capital gains ......................           --           --        18     --
                                                     ----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      810,148     (821,886)    1,237     --
                                                     ----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      359,246      405,497    19,342     --
   Transfers between funds .......................       82,945     (269,573)   66,741     --
   Surrenders (note 6) ...........................     (322,295)    (341,450)       --     --
   Death benefits (note 4) .......................      (10,466)          --        --     --
   Net policy repayments (loans) (note 5) ........      (17,312)     (16,672)  (10,850)    --
   Deductions for surrender charges (note 2d) ....      (14,897)     (18,776)       --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (173,369)    (177,476)   (1,304)    --
   Asset charges (note 3):
      MSP contracts ..............................       (2,173)      (2,339)       --     --
      LSFP contracts .............................       (2,145)      (1,896)      (30)    --
                                                     ----------   ----------   -------    ---
         Net equity transactions .................     (100,466)    (422,685)   73,899     --
                                                     ----------   ----------   -------    ---

Net change in contract owners' equity ............      709,682   (1,244,571)   75,136     --
Contract owners' equity beginning
   of period .....................................    3,032,321    4,276,892        --     --
                                                     ----------   ----------   -------    ---
Contract owners' equity end of period ............   $3,742,003    3,032,321    75,136     --
                                                     ==========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ...............................      368,062      416,289        --     --
                                                     ----------   ----------   -------    ---
   Units purchased ...............................       51,709       56,087     8,499     --
   Units redeemed ................................      (66,478)    (104,314)   (1,186)    --
                                                     ----------   ----------   -------    ---
   Ending units ..................................      353,293      368,062     7,313     --
                                                     ==========   ==========   =======    ===

                                                              ACVPInt               ACVPUltra
                                                     -----------------------   ------------------
                                                        2003         2002        2003       2002
                                                     ----------   ----------   --------   -------
Investment activity:
   Net investment income (loss) ..................        1,294        6,760     (2,083)        4
   Realized gain (loss) on investments ...........   (1,820,628)  (3,987,767)    22,471    (8,753)
   Change in unrealized gain (loss)
      on investments .............................    4,044,090    1,109,135     31,622    (3,345)
   Reinvested capital gains ......................           --           --         --        --
                                                     ----------   ----------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    2,224,756   (2,871,872)    52,010   (12,094)
                                                     ----------   ----------   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    1,270,341    1,372,078     51,821     5,058
   Transfers between funds .......................     (927,232)    (973,520)   637,951   124,302
   Surrenders (note 6) ...........................   (1,014,639)    (877,609)   (38,610)  (26,672)
   Death benefits (note 4) .......................      (23,621)      (3,330)        --        --
   Net policy repayments (loans) (note 5) ........       63,696     (127,897)  (205,636)       --
   Deductions for surrender charges (note 2d) ....      (46,898)     (48,258)    (1,785)   (1,467)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (534,885)    (616,258)  (115,287)   (2,866)
   Asset charges (note 3):
      MSP contracts ..............................       (3,290)      (4,054)      (419)      (25)
      LSFP contracts .............................       (6,570)      (7,145)      (145)     (136)
                                                     ----------   ----------   --------   -------
         Net equity transactions .................   (1,223,098)  (1,285,993)   327,890    98,194
                                                     ----------   ----------   --------   -------

Net change in contract owners' equity ............    1,001,658   (4,157,865)   379,900    86,100
Contract owners' equity beginning
   of period .....................................   10,472,740   14,630,605     86,100        --
                                                     ----------   ----------   --------   -------
Contract owners' equity end of period ............   11,474,398   10,472,740    466,000    86,100
                                                     ==========   ==========   ========   =======

CHANGES IN UNITS:
   Beginning units ...............................      860,438      950,787     10,760        --
                                                     ----------   ----------   --------   -------
   Units purchased ...............................      107,107      102,635     66,318    11,128
   Units redeemed ................................     (205,500)    (192,984)   (30,151)     (368)
                                                     ----------   ----------   --------   -------
   Ending units ..................................      762,045      860,438     46,927    10,760
                                                     ==========   ==========   ========   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                              ACVPVal             ComGVITVal
                                                     ------------------------   --------------
                                                         2003         2002        2003    2002
                                                     -----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ..................   $    38,127       16,260       333     --
   Realized gain (loss) on investments ...........      (468,624)    (393,781)    1,653     --
   Change in unrealized gain (loss)
      on investments .............................     3,272,161   (2,130,437)   12,566     --
   Reinvested capital gains ......................            --      677,932        --     --
                                                     -----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     2,841,664   (1,830,026)   14,552     --
                                                     -----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................       890,906    1,048,504     6,770     --
   Transfers between funds .......................      (303,398)   1,006,877   110,212     --
   Surrenders (note 6) ...........................    (1,332,433)    (962,466)       --     --
   Death benefits (note 4) .......................       (32,386)      (6,357)       --     --
   Net policy repayments (loans) (note 5) ........       388,906      (99,706)       --     --
   Deductions for surrender charges (note 2d) ....       (61,587)     (52,924)       --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (517,471)    (502,028)   (1,897)    --
   Asset charges (note 3):
      MSP contracts ..............................        (5,716)      (7,417)       (3)    --
      LSFP contracts .............................        (8,230)      (7,578)       --     --
                                                     -----------   ----------   -------    ---
         Net equity transactions .................      (981,409)     416,905   115,082     --
                                                     -----------   ----------   -------    ---

Net change in contract owners' equity ............     1,860,255   (1,413,121)  129,634     --
Contract owners' equity beginning
   of period .....................................    10,890,722   12,303,843        --     --
                                                     -----------   ----------   -------    ---
Contract owners'equity end of period .............   $12,750,977   10,890,722   129,634     --
                                                     ===========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ...............................       735,597      721,884        --     --
                                                     -----------   ----------   -------    ---
   Units purchased ...............................       105,740      134,241    10,445     --
   Units redeemed ................................      (168,819)    (120,528)     (162)    --
                                                     -----------   ----------   -------    ---
   Ending units ..................................       672,518      735,597    10,283     --
                                                     ===========   ==========   =======    ===

                                                            CSGPVen                  CSIntEq
                                                     ---------------------   ----------------------
                                                        2003        2002        2003        2002
                                                     ---------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ..................      (5,477)     (7,766)    (11,298)     (44,098)
   Realized gain (loss) on investments ...........     142,046    (833,287)    (57,724)     168,979
   Change in unrealized gain (loss)
      on investments .............................     162,735     398,641   1,638,617   (1,412,977)
   Reinvested capital gains ......................          --          --          --           --
                                                     ---------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     299,304    (442,412)  1,569,595   (1,288,096)
                                                     ---------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      72,537     123,418     589,111      716,930
   Transfers between funds .......................    (646,030)     70,901    (322,319)    (401,475)
   Surrenders (note 6) ...........................     (81,611)   (231,349)   (404,585)    (411,253)
   Death benefits (note 4) .......................          --          --     (10,839)     (17,485)
   Net policy repayments (loans) (note 5) ........       7,169      98,610      55,209       39,755
   Deductions for surrender charges (note 2d) ....      (3,772)    (12,721)    (18,701)     (22,614)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (44,509)    (56,152)   (304,171)    (329,478)
   Asset charges (note 3):
      MSP contracts ..............................        (353)       (394)     (2,338)      (3,900)
      LSFP contracts .............................        (481)       (512)     (4,458)      (4,265)
                                                     ---------   ---------   ---------   ----------
         Net equity transactions .................    (697,050)     (8,199)   (423,091)    (433,785)
                                                     ---------   ---------   ---------   ----------

Net change in contract owners' equity ............    (397,746)   (450,611)  1,146,504   (1,721,881)
Contract owners' equity beginning
   of period .....................................   1,272,812   1,723,423   5,049,074    6,770,955
                                                     ---------   ---------   ---------   ----------
Contract owners' equity end of period ............     875,066   1,272,812   6,195,578    5,049,074
                                                     =========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units ...............................     174,334     154,238     637,322      679,600
                                                     ---------   ---------   ---------   ----------
   Units purchased ...............................      19,057      51,890      90,205       89,777
   Units redeemed ................................    (111,742)    (31,794)   (135,976)    (132,055)
                                                     ---------   ---------   ---------   ----------
   Ending units ..................................      81,649     174,334     591,551      637,322
                                                     =========   =========   =========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                             CSSmCapGr             DryIntVal
                                                     ------------------------   --------------
                                                         2003         2002       2003     2002
                                                     -----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ..................   $   (89,532)     (96,995)     (311)    --
   Realized gain (loss) on investments ...........    (1,559,060)  (6,156,236)    9,011     --
   Change in unrealized gain (loss)
      on investments .............................     6,398,613      434,119    18,013     --
   Reinvested capital gains ......................            --           --        --     --
                                                     -----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     4,750,021   (5,819,112)   26,713     --
                                                     -----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     1,395,647    1,742,231    10,916     --
   Transfers between funds .......................        22,985   (1,876,740)  174,077     --
   Surrenders (note 6) ...........................      (782,163)  (1,026,223)       --     --
   Death benefits (note 4) .......................       (36,374)     (16,016)       --     --
   Net policy repayments (loans) (note 5) ........       (59,178)      41,216        --     --
   Deductions for surrender charges (note 2d) ....       (36,153)     (56,430)       --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (769,346)    (794,609)   (1,135)    --
   Asset charges (note 3):
      MSP contracts ..............................        (3,361)      (6,478)      (99)    --
      LSFP contracts .............................        (7,181)      (6,974)      (52)    --
                                                     -----------   ----------   -------    ---
         Net equity transactions .................      (275,124)  (2,000,023)  183,707     --
                                                     -----------   ----------   -------    ---

Net change in contract owners' equity ............     4,474,897   (7,819,135)  210,420     --
Contract owners' equity beginning
   of period .....................................    10,409,890   18,229,025        --     --
                                                     -----------   ----------   -------    ---
Contract owners' equity end of period ............   $14,884,787   10,409,890   210,420     --
                                                     ===========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ...............................       932,671    1,084,722        --     --
                                                     -----------   ----------   -------    ---
   Units purchased ...............................       132,389      144,963    15,359     --
   Units redeemed ................................      (158,775)    (297,014)     (101)    --
                                                     -----------   ----------   -------    ---
   Ending units ..................................       906,285      932,671    15,258     --
                                                     ===========   ==========   =======    ===

                                                          DryMidCapIx          DryEuroEq
                                                     ---------------------   --------------
                                                        2003        2002     2003     2002
                                                     ---------   ---------   ----   -------
Investment activity:
   Net investment income (loss) ..................     (12,730)    (15,561)    --      (420)
   Realized gain (loss) on investments ...........    (157,515)   (372,288)    --   (18,187)
   Change in unrealized gain (loss)
      on investments .............................   1,649,966    (455,988)    --      (639)
   Reinvested capital gains ......................          40      33,555     --        --
                                                     ---------   ---------    ---   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................   1,479,761    (810,282)    --   (19,246)
                                                     ---------   ---------    ---   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     547,174     351,967     --     9,123
   Transfers between funds .......................   1,761,755   1,472,727     --   (69,351)
   Surrenders (note 6) ...........................    (427,117)   (278,698)    --      (161)
   Death benefits (note 4) .......................     (19,754)     (1,826)    --        --
   Net policy repayments (loans) (note 5) ........     (22,331)     (9,157)    --       117
   Deductions for surrender charges (note 2d) ....     (19,742)    (15,325)    --        (9)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................    (384,428)   (202,705)    --    (2,401)
   Asset charges (note 3):
      MSP contracts ..............................      (3,408)     (3,190)    --        --
      LSFP contracts .............................      (2,402)     (1,934)    --         1
                                                     ---------   ---------    ---   -------
         Net equity transactions .................   1,429,747   1,311,859     --   (62,681)
                                                     ---------   ---------    ---   -------

Net change in contract owners' equity ............   2,909,508     501,577     --   (81,927)
Contract owners' equity beginning
   of period .....................................   3,842,211   3,340,634     --    81,927
                                                     ---------   ---------    ---   -------
Contract owners' equity end of period ............   6,751,719   3,842,211     --        --
                                                     =========   =========    ===   =======

CHANGES IN UNITS:
   Beginning units ...............................     445,821     325,991     --    12,374
                                                     ---------   ---------    ---   -------
   Units purchased ...............................     215,981     165,799     --     1,810
   Units redeemed ................................     (75,898)    (45,969)    --   (14,184)
                                                     ---------   ---------    ---   -------
   Ending units ..................................     585,904     445,821     --        --
                                                     =========   =========    ===   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                          DrySmCapIxS              DrySRGro
                                                     --------------------   ----------------------
                                                        2003        2002       2003        2002
                                                     ----------   -------   ---------   ----------
Investment activity:
   Net investment income (loss) ..................   $   (1,552)        8     (57,090)     (57,330)
   Realized gain (loss) on investments ...........       65,355    (6,758)   (745,207)  (1,069,508)
   Change in unrealized gain (loss)
      on investments .............................      101,495      (172)  2,849,243   (2,683,067)
   Reinvested capital gains ......................        5,323        --          --           --
                                                     ----------   -------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      170,621    (6,922)  2,046,946   (3,809,905)
                                                     ----------   -------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................       34,884    35,798   1,300,735    1,704,096
   Transfers between funds .......................      554,704    96,048    (354,728)  (1,126,297)
   Surrenders (note 6) ...........................      (53,225)  (12,292)   (728,259)    (924,256)
   Death benefits (note 4) .......................           --        --     (47,698)     (43,454)
   Net policy repayments (loans) (note 5) ........      (11,377)      314      95,761      (20,791)
   Deductions for surrender charges (note 2d) ....       (2,460)     (676)    (33,661)     (50,823)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      313,580    (1,475)   (769,716)    (847,059)
   Asset charges (note 3):
      MSP contracts ..............................         (681)      (62)     (2,600)      (4,062)
      LSFP contracts .............................         (142)       (3)     (3,343)      (3,757)
                                                     ----------   -------   ---------   ----------
         Net equity transactions .................      835,283   117,652    (543,509)  (1,316,403)
                                                     ----------   -------   ---------   ----------

Net change in contract owners' equity ............    1,005,904   110,730   1,503,437   (5,126,308)
Contract owners' equity beginning
   of period .....................................      110,730        --   8,486,022   13,612,330
                                                     ----------   -------   ---------   ----------
Contract owners' equity end of period ............   $1,116,634   110,730   9,989,459    8,486,022
                                                     ==========   =======   =========   ==========

CHANGES IN UNITS:
   Beginning units ...............................       14,471        --     505,221      573,971
                                                     ----------   -------   ---------   ----------
   Units purchased ...............................      101,010    14,878      81,656       87,917
   Units redeemed ................................       (8,896)     (407)   (112,686)    (156,667)
                                                     ----------   -------   ---------   ----------
   Ending units ..................................      106,585    14,471     474,191      505,221
                                                     ==========   =======   =========   ==========

                                                             DryStkIx                  DryVIFApp
                                                     ------------------------   -----------------------
                                                        2003         2002          2003         2002
                                                     ----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................      545,235       459,532       39,229       23,140
   Realized gain (loss) on investments ...........   (2,046,981)     (940,878)  (1,007,708)    (571,297)
   Change in unrealized gain (loss)
      on investments .............................   18,594,894   (19,311,189)   2,073,274     (691,267)
   Reinvested capital gains ......................           --            --           --           --
                                                     ----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................   17,093,148   (19,792,535)   1,104,795   (1,239,424)
                                                     ----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    6,831,591     8,299,700      532,770      608,427
   Transfers between funds .......................     (215,290)   (4,186,916)      14,944      308,413
   Surrenders (note 6) ...........................   (4,911,709)   (4,818,700)    (525,761)    (292,680)
   Death benefits (note 4) .......................     (106,620)     (104,303)      (2,993)     (12,604)
   Net policy repayments (loans) (note 5) ........       43,990        60,616      (21,948)     (52,352)
   Deductions for surrender charges (note 2d) ....     (227,027)     (264,971)     (24,302)     (16,094)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................   (3,943,274)   (4,116,114)    (307,883)    (311,263)
   Asset charges (note 3):
      MSP contracts ..............................      (28,833)      (28,802)      (1,612)      (2,257)
      LSFP contracts .............................      (52,162)      (51,509)      (5,859)      (5,846)
                                                     ----------   -----------   ----------   ----------
         Net equity transactions .................   (2,609,334)   (5,210,999)    (342,644)     223,744
                                                     ----------   -----------   ----------   ----------

Net change in contract owners' equity ............   14,483,814   (25,003,534)     762,151   (1,015,680)
Contract owners' equity beginning
   of period .....................................   63,819,155    88,822,689    5,733,185    6,748,865
                                                     ----------   -----------   ----------   ----------
Contract owners' equity end of period ............   78,302,969    63,819,155    6,495,336    5,733,185
                                                     ==========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................    3,317,324     3,551,969      534,799      520,418
                                                     ----------   -----------   ----------   ----------
   Units purchased ...............................      472,303       427,978       59,732       82,728
   Units redeemed ................................     (577,267)     (662,623)     (91,159)     (68,347)
                                                     ----------   -----------   ----------   ----------
   Ending units ..................................    3,212,360     3,317,324      503,372      534,799
                                                     ==========   ===========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        DryDevLeadI         DryVIFGrInc
                                                     ---------------   ---------------------
                                                       2003     2002      2003        2002
                                                     --------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..................   $   (176)   --        3,402      (1,347)
   Realized gain (loss) on investments ...........      1,050    --     (316,811)   (131,464)
   Change in unrealized gain (loss)
      on investments .............................     13,125    --      800,579    (602,115)
   Reinvested capital gains ......................         --    --           --          --
                                                     --------   ---    ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     13,999    --      487,170    (734,926)
                                                     --------   ---    ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      2,943    --      198,654     229,396
   Transfers between funds .......................    161,527    --       78,440     (67,132)
   Surrenders (note 6) ...........................         --    --     (148,469)    (99,306)
   Death benefits (note 4) .......................         --    --      (10,153)     (7,828)
   Net policy repayments (loans) (note 5) ........         --    --      (11,543)     (3,538)
   Deductions for surrender charges (note 2d) ....         --    --       (6,862)     (5,461)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (2,006)   --     (125,107)   (138,671)
   Asset charges (note 3):
      MSP contracts ..............................        (57)   --       (1,904)     (2,335)
      LSFP contracts .............................       (140)   --       (1,694)     (1,850)
                                                     --------   ---    ---------   ---------
         Net equity transactions .................    162,267    --      (28,638)    (96,725)
                                                     --------   ---    ---------   ---------

Net change in contract owners' equity ............    176,266    --      458,532    (831,651)
Contract owners' equity beginning
   of period .....................................         --    --    2,056,526   2,888,177
                                                     --------   ---    ---------   ---------
Contract owners' equity end of period ............   $176,266    --    2,515,058   2,056,526
                                                     ========   ===    =========   =========

CHANGES IN UNITS:
   Beginning units ...............................         --    --      208,582     217,273
                                                     --------   ---    ---------   ---------
   Units purchased ...............................     13,890    --       34,554      26,066
   Units redeemed ................................       (181)   --      (39,873)    (34,757)
                                                     --------   ---    ---------   ---------
   Ending units ..................................     13,709    --      203,263     208,582
                                                     ========   ===    =========   =========

                                                       FedAmLdII       FedCpApII
                                                     -------------   ------------
                                                      2003    2002    2003   2002
                                                     ------   ----   -----   ----
Investment activity:
   Net investment income (loss) ..................      (11)   --      (12)   --
   Realized gain (loss) on investments ...........      (37)   --      (39)   --
   Change in unrealized gain (loss)
      on investments .............................      814    --      500    --
   Reinvested capital gains ......................       --    --       --    --
                                                     ------   ---    -----   ---
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................      766    --      449    --
                                                     ------   ---    -----   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................       40    --    2,649    --
   Transfers between funds .......................   13,081    --    3,624    --
   Surrenders (note 6) ...........................       --    --       --    --
   Death benefits (note 4) .......................       --    --       --    --
   Net policy repayments (loans) (note 5) ........       --    --       --    --
   Deductions for surrender charges (note 2d) ....       --    --       --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (52)   --      (92)   --
   Asset charges (note 3):
      MSP contracts ..............................       --    --       --    --
      LSFP contracts .............................       --    --       --    --
                                                     ------   ---    -----   ---
         Net equity transactions .................   13,069    --    6,181    --
                                                     ------   ---    -----   ---

Net change in contract owners' equity ............   13,835    --    6,630    --
Contract owners' equity beginning
   of period .....................................       --    --       --    --
                                                     ------   ---    -----   ---
Contract owners' equity end of period ............   13,835    --    6,630    --
                                                     ======   ===    =====   ===

CHANGES IN UNITS:
   Beginning units ...............................       --    --       --    --
                                                     ------   ---    -----   ---
   Units purchased ...............................    1,109    --      561    --
   Units redeemed ................................       (5)   --       (8)   --
                                                     ------   ---    -----   ---
   Ending units ..................................    1,104    --      553    --
                                                     ======   ===    =====   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        FGVITHiInc            FedQualBd
                                                     ---------------   -----------------------
                                                       2003     2002      2003         2002
                                                     --------   ----   ---------   -----------
Investment activity:
   Net investment income (loss) ..................   $  6,330    --       56,680        (3,977)
   Realized gain (loss) on investments ...........        642    --       45,165        17,661
   Change in unrealized gain (loss)
      on investments .............................      4,057    --      (31,320)       39,181
   Reinvested capital gains ......................         --    --           --            --
                                                     --------   ---    ---------     ---------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................     11,029    --       70,525        52,865
                                                     --------   ---    ---------     ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     11,770    --      166,447        34,259
   Transfers between funds .......................    222,001    --      468,108     1,229,802
   Surrenders (note 6) ...........................    (27,497)   --     (210,375)      (24,623)
   Death benefits (note 4) .......................         --    --           --            --
   Net policy repayments (loans) (note 5) ........     (3,241)   --      (17,519)        2,487
   Deductions for surrender charges (note 2d) ....     (1,271)   --       (9,724)       (1,354)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (3,706)   --     (104,806)      (30,500)
   Asset charges (note 3):
      MSP contracts ..............................       (185)   --         (885)         (175)
      LSFP contracts .............................         --    --         (634)         (146)
                                                     --------   ---    ---------     ---------
         Net equity transactions .................    197,871    --      290,612     1,209,750
                                                     --------   ---    ---------     ---------

Net change in contract owners' equity ............    208,900    --      361,137     1,262,615
Contract owners' equity beginning
   of period .....................................         --    --    1,262,615            --
                                                     --------   ---    ---------     ---------
Contract owners' equity end of period ............   $208,900    --    1,623,752     1,262,615
                                                     ========   ===    =========     =========

   CHANGES IN UNITS:
   Beginning units ...............................         --    --      117,678            --
                                                     --------   ---    ---------     ---------
   Units purchased ...............................     20,105    --       64,282       122,888
   Units redeemed ................................     (1,248)   --      (36,210)       (5,210)
                                                     --------   ---    ---------     ---------
   Ending units ..................................     18,857    --      145,750       117,678
                                                     ========   ===    =========     =========

                                                               FidVIPEI                  FidVIPGr
                                                     ------------------------   ------------------------
                                                        2003          2002         2003          2002
                                                     ----------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) ..................      650,310       670,788     (423,142)     (497,509)
   Realized gain (loss) on investments ...........   (1,651,935)   (1,832,619)  (5,517,543)   (6,475,478)
   Change in unrealized gain (loss)
      on investments .............................   17,928,029   (13,879,079)  29,260,774   (28,601,357)
   Reinvested capital gains ......................           --     1,645,146           --            --
                                                     ----------   -----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................   16,926,404   (13,395,764)  23,320,089   (35,574,344)
                                                     ----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    5,470,555     6,296,828    9,045,995    10,702,893
   Transfers between funds .......................      195,335    (1,326,155)  (2,370,299)   (5,909,456)
   Surrenders (note 6) ...........................   (4,143,940)   (4,013,742)  (5,367,306)   (6,576,671)
   Death benefits (note 4) .......................     (191,683)     (512,295)    (187,564)     (303,488)
   Net policy repayments (loans) (note 5) ........      144,919      (325,234)     547,985        53,735
   Deductions for surrender charges (note 2d) ....     (191,540)     (220,708)    (248,086)     (361,638)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................   (3,626,293)   (3,720,031)  (5,279,385)   (5,684,040)
   Asset charges (note 3):
      MSP contracts ..............................      (28,378)      (33,789)     (22,563)      (29,451)
      LSFP contracts .............................      (22,049)      (22,051)     (26,103)      (26,493)
                                                     ----------   -----------   ----------   -----------
         Net equity transactions .................   (2,393,074)   (3,877,177)  (3,907,326)   (8,134,609)
                                                     ----------   -----------   ----------   -----------

Net change in contract owners' equity ............   14,533,330   (17,272,941)  19,412,763   (43,708,953)
Contract owners' equity beginning
   of period .....................................   59,751,461    77,024,402   75,663,436   119,372,389
                                                     ----------   -----------   ----------   -----------
Contract owners' equity end of period ............   74,284,791    59,751,461   95,076,199    75,663,436
                                                     ==========   ===========   ==========   ===========

   CHANGES IN UNITS:
   Beginning units ...............................    2,146,294     2,285,562    2,922,853     3,226,113
                                                     ----------   -----------   ----------   -----------
   Units purchased ...............................      270,295       239,009      414,867       408,396
   Units redeemed ................................     (356,735)     (378,277)    (579,595)     (711,656)
                                                     ----------   -----------   ----------   -----------
   Ending units ..................................    2,059,854     2,146,294    2,758,125     2,922,853
                                                     ==========   ===========   ==========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                                  FidVIPHI                   FidVIPOv
                                                          ------------------------   ------------------------
                                                              2003         2002         2003          2002
                                                          -----------   ----------   ----------   -----------
Investment activity:
   Net investment income (loss) .......................   $ 1,212,817    1,610,797        5,925         1,649
   Realized gain (loss) on investments ................       257,996   (6,235,204)    (262,828)  (10,007,301)
   Change in unrealized gain (loss)
      on investments ..................................     4,109,732    5,128,915    5,358,106     6,676,168
   Reinvested capital gains ...........................            --           --           --            --
                                                          -----------   ----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................     5,580,545      504,508    5,101,203    (3,329,484)
                                                          -----------   ----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................     1,736,677    1,686,100    1,605,394     1,803,973
   Transfers between funds ............................       943,588    3,942,862      234,691    (1,055,151)
   Surrenders (note 6) ................................    (1,521,127)    (973,008)  (1,417,940)   (1,283,924)
   Death benefits (note 4) ............................      (280,214)     (26,392)     (49,771)      (62,516)
   Net policy repayments (loans) (note 5) .............       (48,477)     (25,575)      87,313       (63,624)
   Deductions for surrender charges (note 2d) .........       (70,309)     (53,504)     (65,539)      (70,600)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................    (1,233,202)    (970,512)    (719,142)     (781,093)
   Asset charges (note 3):
      MSP contracts ...................................       (15,750)     (12,568)      (3,909)       (4,418)
      LSFP contracts ..................................       (10,973)      (8,051)      (5,162)       (5,086)
                                                          -----------   ----------   ----------   -----------
         Net equity transactions ......................      (499,787)   3,559,352     (334,065)   (1,522,439)
                                                          -----------   ----------   ----------   -----------

Net change in contract owners' equity .................     5,080,758    4,063,860    4,767,138    (4,851,923)
Contract owners' equity beginning
   of period ..........................................    20,706,049   16,642,189   12,425,622    17,277,545
                                                          -----------   ----------   ----------   -----------
Contract owners' equity end of period .................   $25,786,807   20,706,049   17,192,760    12,425,622
                                                          ===========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units ....................................     1,206,230    1,017,739      968,581     1,067,775
                                                          -----------   ----------   ----------   -----------
   Units purchased ....................................       156,030      325,331      154,575       127,166
   Units redeemed .....................................      (172,701)    (136,840)    (193,925)     (226,360)
                                                          -----------   ----------   ----------   -----------
   Ending units .......................................     1,189,559    1,206,230      929,231       968,581
                                                          ===========   ==========   ==========   ===========

                                                                 FidVIPAM                  FidVIPCon
                                                          -----------------------   -----------------------
                                                             2003         2002         2003         2002
                                                          ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .......................      644,420      770,857     (137,237)      43,995
   Realized gain (loss) on investments ................     (578,106)    (608,998)  (1,243,309)  (1,171,475)
   Change in unrealized gain (loss)
      on investments ..................................    3,592,165   (2,677,633)  13,191,640   (3,976,205)
   Reinvested capital gains ...........................           --           --           --           --
                                                          ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................    3,658,479   (2,515,774)  11,811,094   (5,103,685)
                                                          ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................    1,656,663    1,668,475    4,167,255    5,127,914
   Transfers between funds ............................     (262,954)    (727,846)     252,182   (2,166,207)
   Surrenders (note 6) ................................   (1,951,807)  (1,466,623)  (2,630,439)  (3,296,014)
   Death benefits (note 4) ............................     (146,560)     (24,631)    (139,232)    (105,306)
   Net policy repayments (loans) (note 5) .............      196,742       38,282     (145,214)    (145,249)
   Deductions for surrender charges (note 2d) .........      (90,216)     (80,647)    (121,583)    (181,241)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................   (1,137,560)  (1,151,383)  (2,560,438)  (2,602,068)
   Asset charges (note 3):
      MSP contracts ...................................       (6,820)      (8,709)     (15,681)     (22,569)
      LSFP contracts ..................................       (3,784)      (3,308)     (22,686)     (21,973)
                                                          ----------   ----------   ----------   ----------
         Net equity transactions ......................   (1,746,296)  (1,756,390)  (1,215,836)  (3,412,713)
                                                          ----------   ----------   ----------   ----------

Net change in contract owners' equity .................    1,912,183   (4,272,164)  10,595,258   (8,516,398)
Contract owners' equity beginning
   of period ..........................................   22,343,721   26,615,885   44,077,392   52,593,790
                                                          ----------   ----------   ----------   ----------
Contract owners' equity end of period .................   24,255,904   22,343,721   54,672,650   44,077,392
                                                          ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ....................................    1,013,935    1,094,419    2,364,387    2,539,821
                                                          ----------   ----------   ----------   ----------
   Units purchased ....................................      152,269       94,132      311,477      270,926
   Units redeemed .....................................     (236,936)    (174,616)    (377,155)    (446,360)
                                                          ----------   ----------   ----------   ----------
   Ending units .......................................      929,268    1,013,935    2,298,709    2,364,387
                                                          ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                            FidVIPInvGrB          FidVIPGrOp
                                                          ---------------   ----------------------
                                                            2003     2002      2003        2002
                                                          --------   ----   ---------   ----------
Investment activity:
   Net investment income (loss) .......................   $   (467)    --       1,460       13,434
   Realized gain (loss) on investments ................         77     --    (341,822)    (387,954)
   Change in unrealized gain (loss)
      on investments ..................................      4,485     --   1,280,096     (537,034)
   Reinvested capital gains ...........................         --     --          --           --
                                                          --------    ---   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................      4,095     --     939,734     (911,554)
                                                          --------    ---   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................      4,528     --     452,147      560,969
   Transfers between funds ............................    237,978     --     249,767     (326,009)
   Surrenders (note 6) ................................       (857)    --    (246,768)    (159,570)
   Death benefits (note 4) ............................         --     --     (13,232)      (4,698)
   Net policy repayments (loans) (note 5) .............     (2,527)    --     (11,656)     (22,423)
   Deductions for surrender charges (note 2d) .........        (40)    --     (11,406)      (8,774)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................     (2,885)    --    (217,220)    (218,076)
   Asset charges (note 3):
      MSP contracts ...................................         --     --      (1,664)      (1,654)
      LSFP contracts ..................................        (35)    --      (2,618)      (2,257)
                                                          --------    ---   ---------   ----------
         Net equity transactions ......................    236,162     --     197,350     (182,492)
                                                          --------    ---   ---------   ----------

Net change in contract owners' equity .................    240,257     --   1,137,084   (1,094,046)
Contract owners' equity beginning
   of period ..........................................         --     --   3,035,034    4,129,080
                                                          --------    ---   ---------   ----------
Contract owners' equity end of period .................   $240,257     --   4,172,118    3,035,034
                                                          ========    ===   =========   ==========

CHANGES IN UNITS:
   Beginning units ....................................         --     --     398,008      420,111
                                                          --------    ---   ---------   ----------
   Units purchased ....................................     24,251     --      86,273       72,484
   Units redeemed .....................................       (636)    --     (60,512)     (94,587)
                                                          --------    ---   ---------   ----------
   Ending units .......................................     23,615     --     423,769      398,008
                                                          ========    ===   =========   ==========

                                                            FidVIPMCap         FidVIPValStS
                                                          --------------   -------------------
                                                            2003    2002      2003       2002
                                                          -------   ----   ---------   -------
Investment activity:
   Net investment income (loss) .......................    (1,105)    --      (7,699)     (316)
   Realized gain (loss) on investments ................    16,699     --     189,710    (9,547)
   Change in unrealized gain (loss)
      on investments ..................................    58,136     --     186,255    (4,574)
   Reinvested capital gains ...........................        --     --      12,819        --
                                                          -------    ---   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................    73,730     --     381,085   (14,437)
                                                          -------    ---   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................    48,341     --     102,826     6,353
   Transfers between funds ............................   634,806     --   1,755,855   107,296
   Surrenders (note 6) ................................       (77)    --     (32,768)       --
   Death benefits (note 4) ............................        --     --          --        --
   Net policy repayments (loans) (note 5) .............    (8,758)    --    (131,607)     (930)
   Deductions for surrender charges (note 2d) .........        (4)    --      (1,515)       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................    (7,108)    --     (31,415)   (2,342)
   Asset charges (note 3):
      MSP contracts ...................................      (185)    --      (1,287)     (137)
      LSFP contracts ..................................       (53)    --        (195)       (5)
                                                          -------    ---   ---------   -------
         Net equity transactions ......................   666,962     --   1,659,894   110,235
                                                          -------    ---   ---------   -------

Net change in contract owners' equity .................   740,692     --   2,040,979    95,798
Contract owners' equity beginning
   of period ..........................................        --     --      95,798        --
                                                          -------    ---   ---------   -------
Contract owners' equity end of period .................   740,692     --   2,136,777    95,798
                                                          =======    ===   =========   =======

CHANGES IN UNITS:
   Beginning units ....................................        --     --      12,826        --
                                                          -------    ---   ---------   -------
   Units purchased ....................................    54,049     --     192,628    13,276
   Units redeemed .....................................    (1,239)    --     (22,798)     (450)
                                                          -------    ---   ---------   -------
   Ending units .......................................    52,810     --     182,656    12,826
                                                          =======    ===   =========   =======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      FTVIPFRDiv      FTVIPSmCpVal        FTVIPFS          GVITEmMrkts
                                                   ---------------   --------------   --------------   --------------------
                                                     2003     2002     2003    2002     2003    2002      2003       2002
                                                   --------   ----   -------   ----   -------   ----   ---------   --------
Investment activity:
   Net investment income (loss) ................   $   (903)   --       (295)   --        222    --         (481)    (3,241)
   Realized gain (loss) on investments .........        815    --      8,066    --     11,639    --      149,677      9,490
   Change in unrealized gain (loss)
      on investments ...........................     65,062    --     14,481    --     31,576    --      219,942    (24,239)
   Reinvested capital gains ....................      1,517    --         --    --         --    --           --         --
                                                   --------   ---    -------   ---    -------   ---    ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     66,491    --     22,252    --     43,437    --      369,138    (17,990)
                                                   --------   ---    -------   ---    -------   ---    ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     80,062    --     22,558    --     40,705    --      118,749     30,715
   Transfers between funds .....................    777,906    --    126,262    --    359,375    --    1,059,724    (75,118)
   Surrenders (note 6) .........................         --    --       (815)   --    (57,155)   --     (160,155)   (25,350)
   Death benefits (note 4) .....................         --    --         --    --         --    --           --     (1,829)
   Net policy repayments (loans) (note 5) ......     (1,592)   --       (149)   --     (5,716)   --      (11,495)   (40,241)
   Deductions for surrender charges (note 2d) ..         --    --        (38)   --     (2,642)   --       (7,403)    (1,394)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (8,946)   --       (944)   --     (2,423)   --      (29,334)   (21,884)
   Asset charges (note 3):
      MSP contracts ............................       (405)   --         --    --        (15)   --         (552)      (498)
      LSFP contracts ...........................        (75)   --        (39)   --        (88)   --         (332)      (121)
                                                   --------   ---    -------   ---    -------   ---    ---------   --------
         Net equity transactions ...............    846,950    --    146,835    --    332,041    --      969,202   (135,720)
                                                   --------   ---    -------   ---    -------   ---    ---------   --------

Net change in contract owners' equity ..........    913,441    --    169,087    --    375,478    --    1,338,340   (153,710)
Contract owners' equity beginning
   of period ...................................         --    --         --    --         --    --      273,867    427,577
                                                   --------   ---    -------   ---    -------   ---    ---------   --------
Contract owners' equity end of period ..........   $913,441    --    169,087    --    375,478    --    1,612,207    273,867
                                                   ========   ===    =======   ===    =======   ===    =========   ========

CHANGES IN UNITS:
   Beginning units .............................         --    --         --    --         --    --       39,708     52,012
                                                   --------   ---    -------   ---    -------   ---    ---------   --------
   Units purchased .............................     75,462    --     12,866    --     33,927    --      115,260     17,002
   Units redeemed ..............................       (948)   --       (157)   --     (5,504)   --      (12,157)   (29,306)
                                                   --------   ---    -------   ---    -------   ---    ---------   --------
   Ending units ................................     74,514    --     12,709    --     28,423    --      142,811     39,708
                                                   ========   ===    =======   ===    =======   ===    =========   ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       GVITGlFin           GVITGlHlth
                                                   -----------------   ------------------
                                                     2003      2002      2003       2002
                                                   --------   ------   --------   -------
Investment activity:
   Net investment income (loss).................   $    131     (119)    (5,970)     (397)
   Realized gain (loss) on investments..........     24,710      113    138,267      (611)
   Change in unrealized gain (loss)
      on investments............................      4,592     (599)   (27,859)   (4,795)
   Reinvested capital gains.....................     36,957       --     70,723        --
                                                   --------   ------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................     66,390     (605)   175,161    (5,803)
                                                   --------   ------   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................     88,543      368     32,402    17,502
   Transfers between funds......................    159,904   66,328    700,808   155,423
   Surrenders (note 6)..........................    (18,112)      --   (350,559)       --
   Death benefits (note 4)......................         --       --         --        --
   Net policy repayments (loans) (note 5).......      2,194     (972)   (42,579)   (8,938)
   Deductions for surrender charges (note 2d)...       (837)      --    (16,203)       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (6,384)    (625)   (25,004)   (2,414)
   Asset charges (note 3):
      MSP contracts.............................        (30)      (3)      (238)      (12)
      LSFP contracts............................        (43)      --       (184)      (50)
                                                   --------   ------   --------   -------
         Net equity transactions................    225,235   65,096    298,443   161,511
                                                   --------   ------   --------   -------

Net change in contract owners' equity...........    291,625   64,491    473,604   155,708
Contract owners' equity beginning
   of period....................................     64,491       --    155,708        --
                                                   --------   ------   --------   -------
Contract owners' equity end of period...........   $356,116   64,491    629,312   155,708
                                                   ========   ======   ========   =======

CHANGES IN UNITS:
   Beginning units..............................      7,495       --     18,805        --
                                                   --------   ------   --------   -------
   Units purchased..............................     24,908    7,678     78,585    20,531
   Units redeemed...............................     (2,911)    (183)   (41,380)   (1,726)
                                                   --------   ------   --------   -------
   Ending units.................................     29,492    7,495     56,010    18,805
                                                   ========   ======   ========   =======

                                                        GVITGlTech            GVITGlUtl
                                                   --------------------   -----------------
                                                      2003       2002       2003      2002
                                                   ---------   --------   --------   ------
Investment activity:
   Net investment income (loss).................      (5,695)      (450)      (170)      33
   Realized gain (loss) on investments..........     153,660   (188,420)     5,237     (296)
   Change in unrealized gain (loss)
      on investments............................      95,094    (19,032)    18,068      (33)
   Reinvested capital gains.....................          --         --         --       --
                                                   ---------   --------   --------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................     243,059   (207,902)    23,135     (296)
                                                   ---------   --------   --------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................      56,062     45,556      1,323       75
   Transfers between funds......................     863,669    130,870    109,537   36,282
   Surrenders (note 6)..........................     (68,772)   (56,652)  (244,561)      --
   Death benefits (note 4)......................      (5,717)        --         --       --
   Net policy repayments (loans) (note 5).......     (25,530)    26,213    254,660       --
   Deductions for surrender charges (note 2d)...      (3,179)    (3,115)   (11,304)      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (46,194)   (23,648)    (2,587)    (152)
   Asset charges (note 3):
      MSP contracts.............................        (468)      (196)       (45)      (5)
      LSFP contracts............................         (39)        (9)      (133)      --
                                                   ---------   --------   --------   ------
         Net equity transactions................     769,832    119,019    106,890   36,200
                                                   ---------   --------   --------   ------

Net change in contract owners' equity...........   1,012,891    (88,883)   130,025   35,904
Contract owners' equity beginning
   of period....................................     261,090    349,973     35,904       --
                                                   ---------   --------   --------   ------
Contract owners' equity end of period...........   1,273,981    261,090    165,929   35,904
                                                   =========   -=======   ========   ======

CHANGES IN UNITS:
   Beginning units..............................     134,649    102,616      4,164       --
                                                   ---------   --------   --------   ------
   Units purchased..............................     342,452     61,493     13,650    4,184
   Units redeemed...............................     (50,363)   (29,460)    (2,195)     (20)
                                                   ---------   --------   --------   ------
   Ending units.................................     426,738    134,649     15,619    4,164
                                                   =========   ========   ========   ======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY,Continued
Years Ended December 31,2003 and 2002

                                                             GVITGvtBd                 GVITGrowth
                                                     ------------------------   -----------------------
                                                         2003         2002         2003         2002
                                                     -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $   486,697      740,616     (107,563)    (115,653)
   Realized gain (loss) on investments ...........       (19,208)     766,407   (3,868,654)  (2,366,653)
   Change in unrealized gain (loss)
      on investments .............................      (207,136)     254,202    8,180,131   (3,021,176)
   Reinvested capital gains ......................        29,787      177,046           --           --
                                                     -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................       290,140    1,938,271    4,203,914   (5,503,482)
                                                     -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     1,454,811    1,267,894    2,819,241    3,550,411
   Transfers between funds .......................    (3,784,652)   5,104,395     (527,911)  (1,039,416)
   Surrenders (note 6) ...........................    (2,627,215)  (3,160,509)  (1,252,791)    (919,629)
   Death benefits (note 4) .......................       (61,806)     (56,328)     (72,160)     (51,849)
   Net policy repayments (loans) (note 5) ........        56,813     (301,152)      89,662      194,094
   Deductions for surrender charges (note 2d) ....      (121,434)    (173,790)     (57,906)     (50,568)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................    (1,137,678)    (897,183)  (1,442,242)  (1,432,973)
   Asset charges (note 3):
      MSP contracts ..............................       (17,553)     (18,203)      (4,472)      (5,160)
      LSFP contracts .............................        (8,560)      (8,831)      (7,643)      (8,210)
                                                     -----------   ----------   ----------   ----------
         Net equity transactions .................    (6,247,274)   1,756,293     (456,222)     236,700
                                                     -----------   ----------   ----------   ----------

Net change in contract owners'equity .............    (5,957,134)   3,694,564    3,747,692   (5,266,782)
Contract owners'equity beginning
   of period .....................................    22,381,392   18,686,828   13,411,563   18,678,345
                                                     -----------   ----------   ----------   ----------
Contract owners'equity end of period .............   $16,424,258   22,381,392   17,159,255   13,411,563
                                                     ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................     1,024,071      940,162    1,170,029    1,157,307
                                                     -----------   ----------   ----------   ----------
   Units purchased ...............................        91,225      256,619      236,749      296,325
   Units redeemed ................................      (379,597)    (172,710)    (268,888)    (283,603)
                                                     -----------   ----------   ----------   ----------
   Ending units ..................................       735,699    1,024,071    1,137,890    1,170,029
                                                     ===========   ==========   ==========   ==========

                                                         GVITIDAgg           GVITIDCon
                                                     -----------------   -----------------
                                                       2003      2002      2003      2002
                                                     -------   -------   -------   -------
Investment activity:
   Net investment income (loss) ..................     1,896       375     7,043     3,709
   Realized gain (loss) on investments ...........    44,183    (3,763)    5,929       (84)
   Change in unrealized gain (loss)
      on investments .............................    42,877    (5,389)   16,454    (1,344)
   Reinvested capital gains ......................     5,518        22     1,440       154
                                                     -------   -------   -------   -------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................    94,474    (8,755)   30,866     2,435
                                                     -------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    47,188    30,018    32,945     7,502
   Transfers between funds .......................   235,905   147,481    58,691   332,814
   Surrenders (note 6) ...........................    (5,780)   (6,575)  (13,603)  (29,580)
   Death benefits (note 4) .......................        --        --   (11,368)       --
   Net policy repayments (loans) (note 5) ........     1,380    (4,029)  (13,680)   12,073
   Deductions for surrender charges (note 2d) ....      (267)     (362)     (629)   (1,627)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................   (22,500)  (11,321)  (18,886)   (5,634)
   Asset charges (note 3):
      MSP contracts ..............................        (2)       --      (431)     (260)
      LSFP contracts .............................        --        --      (188)     (167)
                                                     -------   -------   -------   -------
         Net equity transactions .................   255,924   155,212    32,851   315,121
                                                     -------   -------   -------   -------

Net change in contract owners'equity .............   350,398   146,457    63,717   317,556
Contract owners'equity beginning
   of period .....................................   146,457        --   317,556        --
                                                     -------   -------   -------   -------
Contract owners'equity end of period .............   496,855   146,457   381,273   317,556
                                                     =======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ...............................    17,710        --    31,754        --
                                                     -------   -------   -------   -------
   Units purchased ...............................    31,669    20,524    16,723    34,708
   Units redeemed ................................    (3,453)   (2,814)  (12,823)   (2,954)
                                                     -------   -------   -------   -------
   Ending units ..................................    45,926    17,710    35,654    31,754
                                                     =======   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY,Continued
Years Ended December 31,2003 and 2002

                                                           GVITIDMod             GVITIDModAgg
                                                     --------------------   ---------------------
                                                        2003        2002       2003        2002
                                                     ----------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..................   $   19,641     3,431      10,420       4,020
   Realized gain (loss) on investments ...........        5,830    (3,356)     (7,574)    (30,041)
   Change in unrealized gain (loss)
      on investments .............................      285,948   (11,401)    318,164     (40,857)
   Reinvested capital gains ......................          946       436          --       1,303
                                                     ----------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................      312,365   (10,890)    321,010     (65,575)
                                                     ----------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      276,128    40,643     203,520      51,389
   Transfers between funds .......................    1,514,517   528,483     721,450     981,852
   Surrenders (note 6) ...........................      (32,051)   (2,844)    (22,041)     (3,304)
   Death benefits (note 4) .......................           --        --          --          --
   Net policy repayments (loans) (note 5) ........      (47,251)    1,352      24,606      12,741
   Deductions for surrender charges (note 2d) ....       (1,481)     (156)     (1,019)       (182)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (93,995)  (12,601)   (114,749)    (34,114)
   Asset charges (note 3):
      MSP contracts ..............................       (1,685)     (292)       (396)        (29)
      LSFP contracts .............................         (228)       --        (454)        (89)
                                                     ----------   -------   ---------   ---------
         Net equity transactions .................    1,613,954   554,585     810,917   1,008,264
                                                     ----------   -------   ---------   ---------

Net change in contract owners'equity .............    1,926,319   543,695   1,131,927     942,689
Contract owners'equity beginning
   of period .....................................      543,695        --     942,689          --
                                                     ----------   -------   ---------   ---------
Contract owners'equity end of period .............   $2,470,014   543,695   2,074,616     942,689
                                                     ==========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ...............................       59,819        --     109,211          --
                                                     ----------   -------   ---------   ---------
   Units purchased ...............................      187,414    61,992     101,890     113,991
   Units redeemed ................................      (18,823)   (2,173)    (19,774)     (4,780)
                                                     ----------   -------   ---------   ---------
   Ending units ..................................      228,410    59,819     191,327     109,211
                                                     ==========   =======   =========   =========

                                                        GVITIDModCon         GVITIntGro
                                                     -----------------   ------------------
                                                       2003      2002      2003       2002
                                                     -------   -------   --------   -------
Investment activity:
   Net investment income (loss) ..................     9,165     2,374       (438)     (333)
   Realized gain (loss) on investments ...........    14,955    (4,333)     9,484    (4,929)
   Change in unrealized gain (loss)
      on investments .............................    48,943       142      5,034      (759)
   Reinvested capital gains ......................     1,142       402         --        --
                                                     -------   -------   --------   -------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................    74,205    (1,415)    14,080    (6,021)
                                                     -------   -------   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    64,735    10,547    129,786    37,116
   Transfers between funds .......................   353,657   353,136     14,697    46,984
   Surrenders (note 6) ...........................    (4,714)  (83,408)  (123,145)  (70,278)
   Death benefits (note 4) .......................   (11,855)   (4,459)        --        --
   Net policy repayments (loans) (note 5) ........    (6,687)    3,617       (636)   (1,483)
   Deductions for surrender charges (note 2d) ....      (218)   (4,586)    (5,692)   (3,864)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................   (33,121)   (4,367)    (2,865)   (2,650)
   Asset charges (note 3):
      MSP contracts ..............................    (1,050)     (169)       (19)       --
      LSFP contracts .............................      (154)       (4)       (14)       --
                                                     -------   -------   --------   -------
         Net equity transactions .................   360,593   270,307     12,112     5,825
                                                     -------   -------   --------   -------

Net change in contract owners'equity .............   434,798   268,892     26,192      (196)
Contract owners'equity beginning
   of period .....................................   268,892        --     55,057    55,253
                                                     -------   -------   --------   -------
Contract owners'equity end of period .............   703,690   268,892     81,249    55,057
                                                     =======   =======   ========   =======

CHANGES IN UNITS:
   Beginning units ...............................    28,027        --     11,233     8,456
                                                     -------   -------   --------   -------
   Units purchased ...............................    42,950    28,835      5,032     9,592
   Units redeemed ................................    (6,085)     (808)    (3,983)   (6,815)
                                                     -------   -------   --------   -------
   Ending units ..................................    64,892    28,027     12,282    11,233
                                                     =======   =======   ========   =======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           GVITMyMkt                 GVITLead
                                                   --------------------------   -----------------
                                                       2003           2002        2003      2002
                                                   ------------   -----------   -------   -------
Investment activity:
   Net investment income (loss) ................   $    (48,086)      234,335      (503)      224
   Realized gain (loss) on investments .........             --            --    (3,394)   (9,895)
   Change in unrealized gain (loss)
      on investments ...........................             --            --    22,125    (4,614)
   Reinvested capital gains ....................             --            --        --        --
                                                   ------------   -----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................        (48,086)      234,335    18,228   (14,285)
                                                   ------------   -----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      4,279,006     4,228,147    10,592     7,788
   Transfers between funds .....................     (6,838,365)    8,868,792     4,640   141,311
   Surrenders (note 6) .........................    (10,294,119)  (15,813,066)       --   (12,363)
   Death benefits (note 4) .....................        (68,054)     (100,051)       --        --
   Net policy repayments (loans) (note 5) ......        666,422       856,428   (24,739)   (2,325)
   Deductions for surrender charges (note 2d) ..       (475,811)     (869,528)       --      (680)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (2,140,515)   (2,203,711)   (4,507)   (4,331)
   Asset charges (note 3):
      MSP contracts ............................        (41,707)      (47,444)      (61)      (79)
      LSFP contracts ...........................        (23,441)      (40,196)       --        --
                                                   ------------   -----------   -------   -------
         Net equity transactions ...............    (14,936,584)   (5,120,629)  (14,075)  129,321
                                                   ------------   -----------   -------   -------

Net change in contract owners' equity ..........    (14,984,670)   (4,886,294)    4,153   115,036
Contract owners' equity beginning
   of period ...................................     46,764,573    51,650,867   115,036        --
                                                   ------------   -----------   -------   -------
Contract owners' equity end of period ..........   $ 31,779,903    46,764,573   119,189   115,036
                                                   ============   ===========   =======   =======

CHANGES IN UNITS:
   Beginning units .............................      3,181,070     3,540,015    13,679        --
                                                   ------------   -----------   -------   -------
   Units purchased .............................        496,788       649,115     4,986    14,429
   Units redeemed ..............................     (1,534,869)   (1,008,060)   (7,251)     (750)
                                                   ------------   -----------   -------   -------
   Ending units ................................      2,142,989     3,181,070    11,414    13,679
                                                   ============   ===========   =======   =======

                                                        GVITSmCapGr              GVITSmCapVal
                                                   ---------------------   -----------------------
                                                      2003        2002        2003         2002
                                                   ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ................      (9,992)     (9,005)     (78,518)     (92,125)
   Realized gain (loss) on investments .........     245,292    (539,108)     405,061   (3,668,042)
   Change in unrealized gain (loss)
      on investments ...........................     101,046     (10,392)   4,692,960   (1,169,384)
   Reinvested capital gains ....................          --          --           --      308,760
                                                   ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     336,346    (558,505)   5,019,503   (4,620,791)
                                                   ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     251,062     619,612      962,419    1,188,983
   Transfers between funds .....................     (19,343)    134,653    1,983,387   (1,353,452)
   Surrenders (note 6) .........................     (51,376)   (162,779)    (962,055)  (1,003,083)
   Death benefits (note 4) .....................          --     (17,654)     (95,096)     (11,891)
   Net policy repayments (loans) (note 5) ......     (47,144)     (2,166)    (601,100)     (51,969)
   Deductions for surrender charges (note 2d) ..      (2,375)     (8,951)     (44,468)     (55,158)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (83,917)    (76,901)    (507,726)    (586,977)
   Asset charges (note 3):
      MSP contracts ............................        (406)       (476)      (6,907)      (7,239)
      LSFP contracts ...........................        (769)       (667)     (10,106)      (9,801)
                                                   ---------   ---------   ----------   ----------
         Net equity transactions ...............      45,732     484,671      718,348   (1,890,587)
                                                   ---------   ---------   ----------   ----------

Net change in contract owners' equity ..........     382,078     (73,834)   5,737,851   (6,511,378)
Contract owners' equity beginning
   of period ...................................   1,258,941   1,332,775    9,270,589   15,781,967
                                                   ---------   ---------   ----------   ----------
Contract owners' equity end of period ..........   1,641,019   1,258,941   15,008,440    9,270,589
                                                   =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .............................     265,763     186,280      838,299    1,034,902
                                                   ---------   ---------   ----------   ----------
   Units purchased .............................      48,697     120,635      202,734      107,054
   Units redeemed ..............................     (54,328)    (41,152)    (168,468)    (303,657)
                                                   ---------   ---------   ----------   ----------
   Ending units ................................     260,132     265,763      872,565      838,299
                                                   =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                          GVITSmComp                  GVITTotRt
                                                   ------------------------   ------------------------
                                                       2003         2002         2003          2002
                                                   -----------   ----------   ----------   -----------
Investment activity:
   Net investment income (loss) ................   $  (162,554)    (166,099)    (128,378)       63,059
   Realized gain (loss) on investments .........      (941,330)  (2,431,393)  (2,319,832)   (2,673,181)
   Change in unrealized gain (loss)
      on investments ...........................     8,912,411   (2,049,393)  18,094,378   (11,054,460)
   Reinvested capital gains ....................            --           --           --            --
                                                   -----------   ----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     7,808,527   (4,646,885)  15,646,168   (13,664,582)
                                                   -----------   ----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     1,785,411    2,184,290    8,223,681     9,291,200
   Transfers between funds .....................       282,080     (120,024)  (1,394,191)   (2,033,396)
   Surrenders (note 6) .........................    (1,042,745)  (1,272,878)  (3,227,744)   (3,864,076)
   Death benefits (note 4) .....................       (73,828)     (71,551)    (241,692)     (443,207)
   Net policy repayments (loans) (note 5) ......      (147,834)    (215,642)       9,325      (296,328)
   Deductions for surrender charges (note 2d) ..       (48,197)     (69,993)    (149,192)     (212,478)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (1,261,119)  (1,285,393)  (5,505,925)   (5,626,226)
   Asset charges (note 3):
      MSP contracts ............................       (12,510)     (13,651)     (24,994)      (28,021)
      LSFP contracts ...........................       (11,018)     (10,604)     (16,647)      (17,931)
                                                   -----------   ----------   ----------   -----------
         Net equity transactions ...............      (529,760)    (875,446)  (2,327,379)   (3,230,463)
                                                   -----------   ----------   ----------   -----------

Net change in contract owners' equity ..........     7,278,767   (5,522,331)  13,318,789   (16,895,045)
Contract owners' equity beginning
   of period ...................................    20,084,696   25,607,027   60,325,564    77,220,609
                                                   -----------   ----------   ----------   -----------
Contract owners' equity end of period ..........   $27,363,463   20,084,696   73,644,353    60,325,564
                                                   ===========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .............................     1,090,705    1,141,976    2,622,768     2,758,504
                                                   -----------   ----------   ----------   -----------
   Units purchased .............................       133,747      129,251      360,701       391,170
   Units redeemed ..............................      (162,109)    (180,522)    (462,007)     (526,906)
                                                   -----------   ----------   ----------   -----------
   Ending units ................................     1,062,343    1,090,705    2,521,462     2,622,768
                                                   ===========   ==========   ==========   ===========

                                                       GVITUSGro           JanBal
                                                   ------------------   -------------
                                                      2003      2002     2003    2002
                                                   ---------   ------   ------   ----
Investment activity:
   Net investment income (loss) ................      (4,094)    (119)     202    --
   Realized gain (loss) on investments .........     114,439     (263)       7    --
   Change in unrealized gain (loss)
      on investments ...........................      (8,682)  (5,779)     875    --
   Reinvested capital gains ....................      64,799       --       --    --
                                                   ---------   ------   ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     166,462   (6,161)   1,084    --
                                                   ---------   ------   ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      38,894    1,061    1,951    --
   Transfers between funds .....................     938,704   88,214   25,096    --
   Surrenders (note 6) .........................     (17,480)      --       --    --
   Death benefits (note 4) .....................          --       --       --    --
   Net policy repayments (loans) (note 5) ......    (146,138)  (1,144)      --    --
   Deductions for surrender charges (note 2d) ..        (808)      --       --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (15,281)  (1,044)    (175)   --
   Asset charges (note 3):
      MSP contracts ............................         (31)      --       --    --
      LSFP contracts ...........................        (140)     (11)      --    --
                                                   ---------   ------   ------   ---
         Net equity transactions ...............     797,720   87,076   26,872    --
                                                   ---------   ------   ------   ---

Net change in contract owners' equity ..........     964,182   80,915   27,956    --
Contract owners' equity beginning
   of period ...................................      80,915       --       --    --
                                                   ---------   ------   ------   ---
Contract owners' equity end of period ..........   1,045,097   80,915   27,956    --
                                                   =========   ======   ======   ===

CHANGES IN UNITS:
   Beginning units .............................       9,894       --       --    --
                                                   ---------   ------   ------   ---
   Units purchased .............................      93,269   10,159    2,565    --
   Units redeemed ..............................     (18,501)    (265)     (17)   --
                                                   ---------   ------   ------   ---
   Ending units ................................      84,662    9,894    2,548    --
                                                   =========   ======   ======   ===

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                                 JanCapAp                 JanGITech
                                                          ----------------------   ----------------------
                                                             2003         2002        2003        2002
                                                          ----------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) .......................   $  (11,135)    (10,295)     (8,186)      (8,887)
   Realized gain (loss) on investments ................      (82,197)   (417,474)   (300,592)    (269,555)
   Change in unrealized gain (loss)
      on investments ..................................      520,550     (28,278)    755,405     (427,636)
   Reinvested capital gains ...........................           --          --          --           --
                                                          ----------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................      427,218    (456,047)    446,627     (706,078)
                                                          ----------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................      282,142     302,801     165,602      201,079
   Transfers between funds ............................     (140,161)    136,764      32,152     (298,876)
   Surrenders (note 6) ................................     (148,985)   (193,278)    (78,038)    (139,634)
   Death benefits (note 4) ............................         (719)         --      (1,735)          --
   Net policy repayments (loans) (note 5) .............       (8,914)     11,769       1,274       26,135
   Deductions for surrender charges (note 2d) .........       (6,886)    (10,628)     (3,607)      (7,678)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................     (154,470)   (163,145)   (110,637)     (78,471)
   Asset charges (note 3):
      MSP contracts ...................................       (1,377)     (1,385)       (844)        (916)
      LSFP contracts ..................................       (1,316)     (1,213)       (817)        (608)
                                                          ----------   ---------   ---------   ----------
         Net equity transactions ......................     (180,686)     81,685       3,350     (298,969)
                                                          ----------   ---------   ---------   ----------

Net change in contract owners' equity .................      246,532    (374,362)    449,977   (1,005,047)
Contract owners' equity beginning
   of period ..........................................    2,253,876   2,628,238     879,767    1,884,814
                                                          ----------   ---------   ---------   ----------
Contract owners' equity end of period .................   $2,500,408   2,253,876   1,329,744      879,767
                                                          ==========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units ....................................      440,390     428,785     357,176      449,115
                                                          ----------   ---------   ---------   ----------
   Units purchased ....................................       64,043      95,428      91,294       83,201
   Units redeemed .....................................      (95,220)    (83,823)    (77,325)    (175,140)
                                                          ----------   ---------   ---------   ----------
   Ending units .......................................      409,213     440,390     371,145      357,176
                                                          ==========   =========   =========   ==========

                                                                JanIntGro          JanRsLgCpCr
                                                          ---------------------   ------------
                                                             2003        2002      2003   2002
                                                          ---------   ---------   -----   ----
Investment activity:
   Net investment income (loss) .......................       3,449      (4,636)     (8)    --
   Realized gain (loss) on investments ................      87,839    (407,715)    (37)    --
   Change in unrealized gain (loss)
      on investments ..................................     377,425     (16,485)    503     --
   Reinvested capital gains ...........................          --          --      --     --
                                                          ---------   ---------   -----    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................     468,713    (428,836)    458     --
                                                          ---------   ---------   -----    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................     390,875     498,623     197     --
   Transfers between funds ............................    (198,596)    (37,022)  7,352     --
   Surrenders (note 6) ................................    (304,722)   (398,206)     --     --
   Death benefits (note 4) ............................      (1,441)     (2,290)     --     --
   Net policy repayments (loans) (note 5) .............      (9,893)     28,088       8     --
   Deductions for surrender charges (note 2d) .........     (14,085)    (21,897)     --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................     (89,111)   (105,940)    (73)    --
   Asset charges (note 3):
      MSP contracts ...................................        (670)       (824)     --     --
      LSFP contracts ..................................      (1,074)       (988)     --     --
                                                          ---------   ---------   -----    ---
         Net equity transactions ......................    (228,717)    (40,456)  7,484     --
                                                          ---------   ---------   -----    ---

Net change in contract owners' equity .................     239,996    (469,292)  7,942     --
Contract owners' equity beginning
   of period ..........................................   1,481,877   1,951,169      --     --
                                                          ---------   ---------   -----    ---
Contract owners' equity end of period .................   1,721,873   1,481,877   7,942     --
                                                          =========   =========   =====    ===

CHANGES IN UNITS:
   Beginning units ....................................     334,648     324,749      --     --
                                                          ---------   ---------   -----    ---
   Units purchased ....................................      43,772      70,908     656     --
   Units redeemed .....................................     (87,251)    (61,009)     (7)    --
                                                          ---------   ---------   -----    ---
   Ending units .......................................     291,169     334,648     649     --
                                                          =========   =========   =====    ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                               MGVITMultiSec       MFSVITInvGrwI
                                                          ----------------------   -------------
                                                             2003         2002      2003    2002
                                                          ----------   ---------   ------   ----
Investment activity:
   Net investment income (loss) .......................   $   71,074      38,896      (68)    --
   Realized gain (loss) on investments ................       95,127      (7,201)     113     --
   Change in unrealized gain (loss)
      on investments ..................................       (5,724)     27,886    1,549     --
   Reinvested capital gains ...........................           --          --       --     --
                                                          ----------   ---------   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................      160,477      59,581    1,594     --
                                                          ----------   ---------   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................      157,344      68,550      933     --
   Transfers between funds ............................     (146,693)    654,994   55,220     --
   Surrenders (note 6) ................................     (213,444)    (23,316)  (1,557)    --
   Death benefits (note 4) ............................           --          --       --     --
   Net policy repayments (loans) (note 5) .............        7,695      (4,610)      --     --
   Deductions for surrender charges (note 2d) .........       (9,866)     (1,282)     (72)    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................      (33,842)    (29,377)    (535)    --
   Asset charges (note 3):
      MSP contracts ...................................         (881)       (472)      --     --
      LSFP contracts ..................................         (880)       (100)      --     --
                                                          ----------   ---------   ------    ---
         Net equity transactions ......................     (240,567)    664,387   53,989     --
                                                          ----------   ---------   ------    ---

Net change in contract owners' equity .................      (80,090)    723,968   55,583     --
Contract owners' equity beginning
   of period ..........................................    1,348,659     624,691       --     --
                                                          ----------   ---------   ------    ---
Contract owners' equity end of period .................   $1,268,569   1,348,659   55,583     --
                                                          ==========   =========   ======    ===

CHANGES IN UNITS:
   Beginning units ....................................      117,430      57,879       --     --
                                                          ----------   ---------   ------    ---
   Units purchased ....................................       24,936      68,517    5,007     --
   Units redeemed .....................................      (43,333)     (8,966)    (191)    --
                                                          ----------   ---------   ------    ---
   Ending units .......................................       99,033     117,430    4,816     --
                                                          ==========   =========   ======    ===

                                                           MFSVITValIn        NBAMTBal
                                                          -------------   ---------------
                                                           2003    2002    2003     2002
                                                          ------   ----   ------   ------
Investment activity:
   Net investment income (loss) .......................      (74)    --      604      863
   Realized gain (loss) on investments ................       38     --     (877)    (343)
   Change in unrealized gain (loss)
      on investments ..................................    3,849     --    8,095   (8,064)
   Reinvested capital gains ...........................       --     --       --       --
                                                          ------    ---   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................    3,813     --    7,822   (7,544)
                                                          ------    ---   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................    2,515     --    6,261    1,871
   Transfers between funds ............................   38,323     --   10,323   39,141
   Surrenders (note 6) ................................       --     --       --       --
   Death benefits (note 4) ............................       --     --       --       --
   Net policy repayments (loans) (note 5) .............     (326)    --       22       22
   Deductions for surrender charges (note 2d) .........       --     --       --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................     (617)    --   (2,301)  (1,718)
   Asset charges (note 3):
      MSP contracts ...................................       (7)    --       --       --
      LSFP contracts ..................................       --     --       --       --
                                                          ------    ---   ------   ------
         Net equity transactions ......................   39,888     --   14,305   39,316
                                                          ------    ---   ------   ------

Net change in contract owners' equity .................   43,701     --   22,127   31,772
Contract owners' equity beginning
   of period ..........................................       --     --   46,040   14,268
                                                          ------    ---   ------   ------
Contract owners' equity end of period .................   43,701     --   68,167   46,040
                                                          ======    ===   ======   ======

CHANGES IN UNITS:
   Beginning units ....................................       --     --    2,497      636
                                                          ------    ---   ------   ------
   Units purchased ....................................    3,635     --    1,044    1,949
   Units redeemed .....................................      (84)    --     (126)     (88)
                                                          ------    ---   ------   ------
   Ending units .......................................    3,551     --    3,415    2,497
                                                          ======    ===   ======   ======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         NBAMTFas             NBAMTGro
                                                     --------------   ------------------------
                                                       2003    2002      2003          2002
                                                     -------   ----   ----------   -----------
Investment activity:
   Net investment income (loss) ..................   $   (42)   --      (113,247)     (127,464)
   Realized gain (loss) on investments ...........       750    --    (2,849,105)   (4,914,991)
   Change in unrealized gain (loss)
      on investments .............................       747    --     6,753,242    (1,658,364)
   Reinvested capital gains ......................         5    --            --            --
                                                     -------   ---    ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     1,460    --     3,790,890    (6,700,819)
                                                     -------   ---    ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................       552    --     1,709,589     2,192,969
   Transfers between funds .......................    10,214    --       119,597    (4,042,985)
   Surrenders (note 6) ...........................      (648)   --    (2,092,717)     (939,226)
   Death benefits (note 4) .......................        --    --       (25,820)      (56,429)
   Net policy repayments (loans) (note 5) ........      (328)   --       792,718       (16,008)
   Deductions for surrender charges (note 2d) ....       (30)   --       (96,729)      (51,646)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (510)   --      (985,451)   (1,089,804)
   Asset charges (note 3):
      MSP contracts ..............................        --    --        (2,540)       (7,158)
      LSFP contracts .............................        --    --        (5,756)       (6,125)
                                                     -------   ---    ----------   -----------
         Net equity transactions .................     9,250    --      (587,109)   (4,016,412)
                                                     -------   ---    ----------   -----------

Net change in contract owners' equity ............    10,710    --     3,203,781   (10,717,231)
Contract owners' equity beginning
   of period .....................................        --    --    12,997,531    23,714,762
                                                     -------   ---    ----------   -----------
Contract owners' equity end of period ............   $10,710    --    16,201,312    12,997,531
                                                     =======   ===    ==========   ===========

CHANGES IN UNITS:
   Beginning units ...............................        --    --       866,555     1,114,641
                                                     -------   ---    ----------   -----------
   Units purchased ...............................       926    --       140,684       141,889
   Units redeemed ................................       (72)   --      (185,624)     (389,975)
                                                     -------   ---    ----------   -----------
   Ending units ..................................       854    --       821,615       866,555
                                                     =======   ===    ==========   ===========

                                                           NBAMTGuard               NBAMTLMat
                                                     ---------------------   ----------------------
                                                        2003        2002        2003         2002
                                                     ---------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ..................       3,217       2,019      239,549     238,386
   Realized gain (loss) on investments ...........    (219,402)   (564,694)      19,906      29,349
   Change in unrealized gain (loss)
      on investments .............................     710,906    (142,270)    (150,522)       (464)
   Reinvested capital gains ......................          --          --           --          --
                                                     ---------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     494,721    (704,945)     108,933     267,271
                                                     ---------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     147,198     252,039      419,152     485,372
   Transfers between funds .......................      (5,208)   (326,889)      90,649   2,049,470
   Surrenders (note 6) ...........................    (168,265)    (70,728)  (1,419,276)   (756,920)
   Death benefits (note 4) .......................          --          --         (398)    (42,010)
   Net policy repayments (loans) (note 5) ........      (6,356)    (14,101)     681,836      80,900
   Deductions for surrender charges (note 2d) ....      (7,778)     (3,889)     (65,601)    (41,621)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (98,043)   (106,763)    (290,411)   (245,535)
   Asset charges (note 3):
      MSP contracts ..............................      (1,250)     (1,592)      (7,524)     (6,969)
      LSFP contracts .............................      (1,689)     (1,817)      (1,699)     (1,413)
                                                     ---------   ---------   ----------   ---------
         Net equity transactions .................    (141,391)   (273,740)    (593,272)  1,521,274
                                                     ---------   ---------   ----------   ---------

Net change in contract owners' equity ............     353,330    (978,685)    (484,339)  1,788,545
Contract owners' equity beginning
   of period .....................................   1,605,837   2,584,522    6,741,521   4,952,976
                                                     ---------   ---------   ----------   ---------
Contract owners' equity end of period ............   1,959,167   1,605,837    6,257,182   6,741,521
                                                     =========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ...............................     210,005     247,137      390,323     298,490
                                                     ---------   ---------   ----------   ---------
   Units purchased ...............................      31,713      32,929       48,590     143,330
   Units redeemed ................................     (45,956)    (70,061)     (86,847)    (51,497)
                                                     ---------   ---------   ----------   ---------
   Ending units ..................................     195,762     210,005      352,066     390,323
                                                     =========   =========   ==========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         NBAMTMCGr            NBAMTPart
                                                     ---------------   -----------------------
                                                       2003     2002      2003         2002
                                                     --------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $   (601)   --      (125,663)     (32,601)
   Realized gain (loss) on investments ...........      7,082    --    (2,482,304)  (1,617,582)
   Change in unrealized gain (loss)
      on investments .............................      9,663    --     8,076,460   (3,978,892)
   Reinvested capital gains ......................         --    --            --           --
                                                     --------   ---    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     16,144    --     5,468,493   (5,629,075)
                                                     --------   ---    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     11,530    --     1,956,281    2,518,759
   Transfers between funds .......................    247,205    --      (669,643)  (1,347,916)
   Surrenders (note 6) ...........................         --    --    (2,336,671)    (979,335)
   Death benefits (note 4) .......................         --    --       (73,321)     (57,113)
   Net policy repayments (loans) (note 5) ........         84    --       567,185      (98,447)
   Deductions for surrender charges (note 2d) ....         --    --      (108,005)     (53,852)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (2,759)   --    (1,168,275)  (1,224,187)
   Asset charges (note 3):
      MSP contracts ..............................         --    --       (10,782)     (12,334)
      LSFP contracts .............................       (148)   --       (15,068)     (13,806)
                                                     --------   ---    ----------   ----------
         Net equity transactions .................    255,912    --    (1,858,299)  (1,268,231)
                                                     --------   ---    ----------   ----------

Net change in contract owners' equity ............    272,056    --     3,610,194   (6,897,306)
Contract owners' equity beginning
   of period .....................................         --    --    16,750,853   23,648,159
                                                     --------   ---    ----------   ----------
Contract owners' equity end of period ............   $272,056    --    20,361,047   16,750,853
                                                     ========   ===    ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................         --    --       990,334    1,050,337
                                                     --------   ---    ----------   ----------
   Units purchased ...............................     22,437    --       124,453      149,729
   Units redeemed ................................       (260)   --      (211,244)    (209,732)
                                                     --------   ---    ----------   ----------
   Ending units ..................................     22,177    --       903,543      990,334
                                                     ========   ===    ==========   ==========

                                                       NBAMTSocRe          OppAggGro
                                                     -------------   ---------------------
                                                      2003    2002      2003        2002
                                                     ------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..................     (106)   --      (11,886)     (1,144)
   Realized gain (loss) on investments ...........       25    --      229,204    (590,299)
   Change in unrealized gain (loss)
      on investments .............................    4,282    --       73,026      91,747
   Reinvested capital gains ......................       --    --           --          --
                                                     ------   ---    ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    4,201    --      290,344    (499,696)
                                                     ------   ---    ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    1,275    --      318,237     277,067
   Transfers between funds .......................   35,670    --      301,461    (127,039)
   Surrenders (note 6) ...........................       --    --      (68,982)   (140,615)
   Death benefits (note 4) .......................       --    --       (2,559)     (3,005)
   Net policy repayments (loans) (note 5) ........      143    --      (29,327)    (16,276)
   Deductions for surrender charges (note 2d) ....       --    --       (3,188)     (7,732)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (753)   --     (133,803)   (117,334)
   Asset charges (note 3):
      MSP contracts ..............................       --    --         (660)       (637)
      LSFP contracts .............................       --    --         (166)       (143)
                                                     ------   ---    ---------   ---------
         Net equity transactions .................   36,335    --      381,013    (135,714)
                                                     ------   ---    ---------   ---------

Net change in contract owners' equity ............   40,536    --      671,357    (635,410)
Contract owners' equity beginning
   of period .....................................       --    --    1,158,339   1,793,749
                                                     ------   ---    ---------   ---------
Contract owners' equity end of period ............   40,536    --    1,829,696   1,158,339
                                                     ======   ===    =========   =========

CHANGES IN UNITS:
   Beginning units ...............................       --    --      304,625     337,769
                                                     ------   ---    ---------   ---------
   Units purchased ...............................    3,372    --      141,228      72,910
   Units redeemed ................................      (79)   --      (59,990)   (106,054)
                                                     ------   ---    ---------   ---------
   Ending units ..................................    3,293    --      385,863     304,625
                                                     ======   ===    =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                              OppBdFd                   OppCapAp
                                                     ------------------------   -----------------------
                                                         2003         2002         2003         2002
                                                     -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $   679,789      882,439      (49,154)     (15,505)
   Realized gain (loss) on investments ...........        (4,847)    (350,686)  (2,159,972)  (6,751,858)
   Change in unrealized gain (loss)
      on investments .............................       124,933      535,188    5,578,110    2,058,407
   Reinvested capital gains ......................            --           --           --           --
                                                     -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................       799,875    1,066,941    3,368,984   (4,708,956)
                                                     -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................       986,173    1,018,900    1,377,491    2,131,465
   Transfers between funds .......................      (729,951)     816,498      369,298     (446,711)
   Surrenders (note 6) ...........................    (1,054,622)    (999,559)    (676,382)  (1,052,801)
   Death benefits (note 4) .......................       (14,916)     (86,356)    (134,063)     (45,480)
   Net policy repayments (loans) (note 5) ........        (9,225)    (175,417)    (101,777)     (56,354)
   Deductions for surrender charges (note 2d) ....       (48,746)     (54,964)     (31,263)     (57,891)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (720,578)    (658,218)    (741,142)    (828,314)
   Asset charges (note 3):
      MSP contracts ..............................        (9,531)     (10,665)      (5,271)      (5,855)
      LSFP contracts .............................        (6,190)      (4,779)      (5,208)      (6,108)
                                                     -----------   ----------   ----------   ----------
         Net equity transactions .................    (1,607,586)    (154,560)      51,683     (368,049)
                                                     -----------   ----------   ----------   ----------

Net change in contract owners' equity ............      (807,711)     912,381    3,420,667   (5,077,005)
Contract owners' equity beginning
   of period .....................................    14,009,310   13,096,929   11,617,305   16,694,310
                                                     -----------   ----------   ----------   ----------
Contract owners' equity end of period ............   $13,201,599   14,009,310   15,037,972   11,617,305
                                                     ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................       685,876      691,900    1,030,433    1,073,994
                                                     -----------   ----------   ----------   ----------
   Units purchased ...............................        95,828       85,064      167,469      162,077
   Units redeemed ................................      (174,487)     (91,088)    (172,352)    (205,638)
                                                     -----------   ----------   ----------   ----------
   Ending units ..................................       607,217      685,876    1,025,550    1,030,433
                                                     ===========   ==========   ==========   ==========

                                                             OppGlSec            OppHiIncInt
                                                     -----------------------   --------------
                                                        2003         2002        2003    2002
                                                     ----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ..................       (1,280)     (61,818)     (475)   --
   Realized gain (loss) on investments ...........   (4,355,424)    (779,589)    2,808    --
   Change in unrealized gain (loss)
      on investments .............................   14,079,632   (6,436,152)   15,287    --
   Reinvested capital gains ......................           --           --        --    --
                                                     ----------   ----------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    9,722,928   (7,277,559)   17,620    --
                                                     ----------   ----------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    2,087,217    2,395,521    17,306    --
   Transfers between funds .......................      207,428     (974,214)  301,861    --
   Surrenders (note 6) ...........................   (1,759,910)  (1,670,589)  (13,447)   --
   Death benefits (note 4) .......................      (49,058)    (139,234)       --    --
   Net policy repayments (loans) (note 5) ........      153,062     (107,233)   (5,673)   --
   Deductions for surrender charges (note 2d) ....      (81,346)     (91,862)     (622)   --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................   (1,361,309)  (1,468,689)   (4,579)   --
   Asset charges (note 3):
      MSP contracts ..............................       (9,838)     (11,572)     (256)   --
      LSFP contracts .............................       (7,297)      (7,148)      (40)   --
                                                     ----------   ----------   -------   ---
         Net equity transactions .................     (821,051)  (2,075,020)  294,550    --
                                                     ----------   ----------   -------   ---

Net change in contract owners' equity ............    8,901,877   (9,352,579)  312,170    --
Contract owners' equity beginning
   of period .....................................   23,978,747   33,331,326        --    --
                                                     ----------   ----------   -------   ---
Contract owners' equity end of period ............   32,880,624   23,978,747   312,170    --
                                                     ==========   ==========   =======   ===

CHANGES IN UNITS:
   Beginning units ...............................    1,190,779    1,278,705        --    --
                                                     ----------   ----------   -------   ---
   Units purchased ...............................      148,719      122,958    30,411    --
   Units redeemed ................................     (189,490)    (210,884)   (2,398)   --
                                                     ----------   ----------   -------   ---
   Ending units ..................................    1,150,008    1,190,779    28,013    --
                                                     ==========   ==========   =======   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           OppMSGrInc          OppMaStSmCpI
                                                     ----------------------   --------------
                                                        2003         2002       2003    2002
                                                     ----------   ---------   -------   ----
Investment activity:
   Net investment income (loss) ..................   $    2,578        (227)     (584)   --
   Realized gain (loss) on investments ...........       81,690    (144,832)    1,581    --
   Change in unrealized gain (loss)
      on investments .............................      214,017     (63,259)   29,320    --
   Reinvested capital gains ......................           --          --        --    --
                                                     ----------   ---------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      298,285    (208,318)   30,317    --
                                                     ----------   ---------   -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      100,521      86,118    20,279    --
   Transfers between funds .......................      195,608     352,251   365,548    --
   Surrenders (note 6) ...........................      (62,594)    (39,278)   (7,875)   --
   Death benefits (note 4) .......................           --          --        --    --
   Net policy repayments (loans) (note 5) ........      (42,180)         85        80    --
   Deductions for surrender charges (note 2d) ....       (2,893)     (2,160)     (364)   --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (54,542)    (42,091)   (4,132)   --
   Asset charges (note 3):
      MSP contracts ..............................       (1,227)       (841)      (37)   --
      LSFP contracts .............................         (811)       (787)      (53)   --
                                                     ----------   ---------   -------   ---
         Net equity transactions .................      131,882     353,297   373,446    --
                                                     ----------   ---------   -------   ---

Net change in contract owners' equity ............      430,167     144,979   403,763    --
Contract owners' equity beginning
   of period .....................................    1,000,092     855,113        --    --
                                                     ----------   ---------   -------   ---
Contract owners' equity end of period ............   $1,430,259   1,000,092   403,763    --
                                                     ==========   =========   =======   ===

CHANGES IN UNITS:
   Beginning units ...............................      154,096     106,340        --    -
                                                     ----------   ---------   -------   ---
   Units purchased ...............................       46,202      59,843    29,584    -
   Units redeemed ................................      (25,179)    (12,087)     (333)   -
                                                     ----------   ---------   -------   ---
   Ending units ..................................      175,119     154,096    29,251    -
                                                     ==========   =========   =======   ===

                                                            OppMultStr          PUTVTGrIncIB
                                                     -----------------------   -------------
                                                        2003         2002       2003    2002
                                                     ----------   ----------   ------   ----
Investment activity:
   Net investment income (loss) ..................      275,544      377,956      (40)   --
   Realized gain (loss) on investments ...........     (166,820)    (465,799)     (42)   --
   Change in unrealized gain (loss)
      on investments .............................    2,834,011   (1,738,579)   1,560    --
   Reinvested capital gains ......................           --      200,398       --    --
                                                     ----------   ----------   ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    2,942,735   (1,626,024)   1,478    --
                                                     ----------   ----------   ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    1,155,345    1,233,000      543    --
   Transfers between funds .......................      434,484        6,851   13,190    --
   Surrenders (note 6) ...........................     (532,500)    (881,744)      --    --
   Death benefits (note 4) .......................      (18,039)    (208,239)      --    --
   Net policy repayments (loans) (note 5) ........      (62,595)     (71,305)      --    --
   Deductions for surrender charges (note 2d) ....      (24,613)     (48,485)      --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (737,262)    (720,498)    (257)   --
   Asset charges (note 3):
      MSP contracts ..............................       (8,381)      (8,198)      --    --
      LSFP contracts .............................       (3,405)      (3,122)      --    --
                                                     ----------   ----------   ------   ---
         Net equity transactions .................      203,034     (701,740)  13,476    --
                                                     ----------   ----------   ------   ---

Net change in contract owners' equity ............    3,145,769   (2,327,764)  14,954    --
Contract owners' equity beginning
   of period .....................................   12,259,254   14,587,018       --    --
                                                     ----------   ----------   ------   ---
Contract owners' equity end of period ............   15,405,023   12,259,254   14,954    --
                                                     ==========   ==========   ======   ===

CHANGES IN UNITS:
   Beginning units ...............................      543,407      574,816       --    --
                                                     ----------   ----------   ------   ---
   Units purchased ...............................       76,748       73,564    1,233    --
   Units redeemed ................................      (70,952)    (104,973)     (23)   --
                                                     ----------   ----------   ------   ---
   Ending units ..................................      549,203      543,407    1,210    --
                                                     ==========   ==========   ======   ===

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     PUTVTIntlEqIB     PUTVTVoyIB
                                                     --------------   -------------
                                                       2003    2002    2003    2002
                                                     -------   ----   ------   ----
Investment activity:
   Net investment income (loss) ..................   $  (131)   --       (36)    --
   Realized gain (loss) on investments ...........     2,026    --       114     --
   Change in unrealized gain (loss)
      on investments .............................     5,418    --     1,025     --
   Reinvested capital gains ......................        --    --        --     --
                                                     -------   ---    ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     7,313    --     1,103     --
                                                     -------   ---    ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     1,697    --       727     --
   Transfers between funds .......................    55,373    --    13,491     --
   Surrenders (note 6) ...........................      (845)   --        --     --
   Death benefits (note 4) .......................        --    --        --     --
   Net policy repayments (loans) (note 5) ........        33    --        --     --
   Deductions for surrender charges (note 2d) ....       (39)   --        --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (757)   --      (226)    --
   Asset charges (note 3):
      MSP contracts ..............................        --    --        --     --
      LSFP contracts .............................        --    --        --     --
                                                     -------   ---    ------    ---
         Net equity transactions .................    55,462    --    13,992     --
                                                     -------   ---    ------    ---

Net change in contract owners' equity ............    62,775    --    15,095     --
Contract owners' equity beginning
   of period .....................................        --    --        --     --
                                                     -------   ---    ------    ---
Contract owners' equity end of period ............   $62,775    --    15,095     --
                                                     =======   ===    ======    ===

CHANGES IN UNITS:
   Beginning units ...............................        --     --       --     --
                                                     -------    ---   ------    ---
   Units purchased ...............................     5,067     --    1,300     --
   Units redeemed ................................      (136)    --      (20)    --
                                                     -------    ---   ------    ---
   Ending units ..................................     4,931     --    1,280     --
                                                     =======    ===   ======    ===

                                                           SGVITMdCpGr                StOpp2
                                                     ---------------------   ------------------------
                                                        2003        2002        2003          2002
                                                     ---------   ---------   ----------   -----------
Investment activity:
   Net investment income (loss) ..................     (16,320)     (8,153)    (220,857)     (147,021)
   Realized gain (loss) on investments ...........     314,734    (397,870)  (2,014,228)   (2,167,910)
   Change in unrealized gain (loss)
      on investments .............................     196,161     (56,058)  11,846,663    (9,845,255)
   Reinvested capital gains ......................          --          --           --       644,398
                                                     ---------   ---------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     494,575    (462,081)   9,611,578   (11,515,788)
                                                     ---------   ---------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     269,326     358,592    2,539,077     3,147,871
   Transfers between funds .......................     905,513     485,532   (2,376,920)   (1,938,061)
   Surrenders (note 6) ...........................     (96,786)    (47,786)  (2,584,861)   (1,780,772)
   Death benefits (note 4) .......................    (126,970)    (10,227)     (71,968)      (79,482)
   Net policy repayments (loans) (note 5) ........    (261,405)     (5,425)     165,371      (352,730)
   Deductions for surrender charges (note 2d) ....      (4,474)     (2,628)    (119,477)      (97,921)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     639,976     (61,931)  (1,701,430)   (1,897,429)
   Asset charges (note 3):
      MSP contracts ..............................        (829)       (561)      (6,701)       (8,916)
      LSFP contracts .............................        (803)       (432)      (6,270)       (6,859)
                                                     ---------   ---------   ----------   -----------
         Net equity transactions .................   1,323,548     715,134   (4,163,179)   (3,014,299)
                                                     ---------   ---------   ----------   -----------

Net change in contract owners' equity ............   1,818,123     253,053    5,448,399   (14,530,087)
Contract owners' equity beginning
   of period .....................................   1,178,178     925,125   28,600,889    43,130,976
                                                     ---------   ---------   ----------   -----------
Contract owners' equity end of period ............   2,996,301   1,178,178   34,049,288    28,600,889
                                                     =========   =========   ==========   ===========

CHANGES IN UNITS:
   Beginning units ...............................     335,821     164,872    1,014,316     1,109,407
                                                     ---------   ---------   ----------   -----------
   Units purchased ...............................     418,292     206,561      118,496       116,005
   Units redeemed ................................    (141,096)    (35,612)    (241,119)     (211,096)
                                                     ---------   ---------   ----------   -----------
   Ending units ..................................     613,017     335,821      891,693     1,014,316
                                                     =========   =========   ==========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                             StDisc2                  StIntStk2
                                                     -----------------------   ----------------------
                                                        2003         2002         2003         2002
                                                     ----------   ----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..................   $  (51,688)     (52,203)      21,096      63,769
   Realized gain (loss) on investments ...........      389,397     (262,474)     (57,620)   (794,539)
   Change in unrealized gain (loss)
      on investments .............................    1,778,903     (594,143)      (7,327)    177,975
   Reinvested capital gains ......................           --           --           --          --
                                                     ----------   ----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    2,116,612     (908,820)     (43,851)   (552,795)
                                                     ----------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      611,081      608,903       32,865     300,490
   Transfers between funds .......................     (120,100)     (80,174)  (1,542,823)   (144,364)
   Surrenders (note 6) ...........................     (344,691)    (417,882)     (28,101)   (170,083)
   Death benefits (note 4) .......................      (49,278)     (18,966)        (570)     (7,537)
   Net policy repayments (loans) (note 5) ........       21,455       81,865          445      10,245
   Deductions for surrender charges (note 2d) ....      (15,932)     (22,978)      (1,299)     (9,352)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (343,313)    (346,561)     (16,588)   (115,209)
   Asset charges (note 3):
      MSP contracts ..............................       (1,643)      (1,630)         (75)       (766)
      LSFP contracts .............................         (701)        (621)        (295)     (2,122)
                                                     ----------   ----------   ----------   ---------
         Net equity transactions .................     (243,122)    (198,044)  (1,556,441)   (138,698)
                                                     ----------   ----------   ----------   ---------

Net change in contract owners' equity ............    1,873,490   (1,106,864)  (1,600,292)   (691,493)
Contract owners' equity beginning
   of period .....................................    5,757,577    6,864,441    1,600,292   2,291,785
                                                     ----------   ----------   ----------   ---------
Contract owners' equity end of period ............   $7,631,067    5,757,577           --   1,600,292
                                                     ==========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units ...............................      313,582      327,117      285,304     297,754
                                                     ----------   ----------   ----------   ---------
   Units purchased ...............................       44,706       38,978      102,641      50,067
   Units redeemed ................................      (58,229)     (52,513)    (387,945)    (62,517)
                                                     ----------   ----------   ----------   ---------
   Ending units ..................................      300,059      313,582           --     285,304
                                                     ==========   ==========   ==========   =========

                                                         TurnGVITGro             VEWrldBd
                                                     -------------------   ---------------------
                                                       2003       2002        2003        2002
                                                     --------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) ..................     (3,394)    (1,483)     47,832     (26,814)
   Realized gain (loss) on investments ...........    106,095   (118,319)    529,474     493,528
   Change in unrealized gain (loss)
      on investments .............................     99,325    (25,065)    135,636     184,996
   Reinvested capital gains ......................         --         --          --          --
                                                     --------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    202,026   (144,867)    712,942     651,710
                                                     --------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     32,050     26,059     441,801     260,531
   Transfers between funds .......................    437,266    112,664    (331,784)  1,799,806
   Surrenders (note 6) ...........................   (179,355)    (1,211)   (457,882)   (190,817)
   Death benefits (note 4) .......................         --         --      (8,634)     (3,389)
   Net policy repayments (loans) (note 5) ........    (16,437)       104      (8,665)     (6,834)
   Deductions for surrender charges (note 2d) ....     (8,290)       (67)    (21,164)    (10,493)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................    (26,827)    12,255    (256,955)   (142,406)
   Asset charges (note 3):
      MSP contracts ..............................       (220)      (133)     (2,331)     (1,498)
      LSFP contracts .............................       (548)       (12)     (1,849)     (1,111)
                                                     --------   --------   ---------   ---------
         Net equity transactions .................    237,639    149,659    (647,463)  1,703,789
                                                     --------   --------   ---------   ---------

Net change in contract owners' equity ............    439,665      4,792      65,479   2,355,499
Contract owners' equity beginning
   of period .....................................    208,618    203,826   4,601,070   2,245,571
                                                     --------   --------   ---------   ---------
Contract owners' equity end of period ............    648,283    208,618   4,666,549   4,601,070
                                                     ========   ========   =========   =========

CHANGES IN UNITS:
   Beginning units ...............................     96,110     53,240     291,343     170,193
                                                     --------   --------   ---------   ---------
   Units purchased ...............................    127,213     50,752      44,705     147,907
   Units redeemed ................................    (24,354)    (7,882)    (87,714)    (26,757)
                                                     --------   --------   ---------   ---------
   Ending units ..................................    198,969     96,110     248,334     291,343
                                                     ========   ========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           VEWrldEMkt               VEWrldHAs
                                                     ----------------------   ---------------------
                                                        2003         2002        2003        2002
                                                     ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ..................   $  (23,710)    (23,485)    (12,004)     (3,098)
   Realized gain (loss) on investments ...........      764,615    (383,086)    688,621    (399,785)
   Change in unrealized gain (loss)
      on investments .............................    1,136,659     111,183     856,699     176,398
   Reinvested capital gains ......................           --          --          --          --
                                                     ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    1,877,564    (295,388)  1,533,316    (226,485)
                                                     ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      609,752     704,499     484,564     513,130
   Transfers between funds .......................     (129,198)    622,118    (743,244)  1,395,942
   Surrenders (note 6) ...........................     (426,215)   (564,961)   (263,804)   (230,792)
   Death benefits (note 4) .......................      (17,744)     (5,788)     (2,937)     (7,889)
   Net policy repayments (loans) (note 5) ........      103,055         490     (22,204)    (51,043)
   Deductions for surrender charges (note 2d) ....      (19,700)    (31,066)    (12,193)    (12,691)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (227,107)   (229,103)   (225,207)   (210,529)
   Asset charges (note 3):
      MSP contracts ..............................       (2,156)     (2,796)     (2,233)     (1,932)
      LSFP contracts .............................       (3,500)     (3,167)       (886)       (892)
                                                     ----------   ---------   ---------   ---------
         Net equity transactions .................     (112,813)    490,226    (788,144)  1,393,304
                                                     ----------   ---------   ---------   ---------

Net change in contract owners' equity ............    1,764,751     194,838     745,172   1,166,819
Contract owners' equity beginning
   of period .....................................    3,809,216   3,614,378   4,465,156   3,298,337
                                                     ----------   ---------   ---------   ---------
Contract owners' equity end of period ............   $5,573,967   3,809,216   5,210,328   4,465,156
                                                     ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ...............................      609,125     558,293     345,490     247,470
                                                     ----------   ---------   ---------   ---------
   Units purchased ...............................      151,286     130,293      60,677     136,375
   Units redeemed ................................     (177,633)    (79,461)   (117,467)    (38,355)
                                                     ----------   ---------   ---------   ---------
   Ending units ..................................      582,778     609,125     288,700     345,490
                                                     ==========   =========   =========   =========

                                                        VKoreFI             VKEmMkt
                                                     -------------   ---------------------
                                                      2003    2002      2003        2002
                                                     ------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..................      (54)    --     (14,792)     85,212
   Realized gain (loss) on investments ...........       80     --     316,470     (10,342)
   Change in unrealized gain (loss)
      on investments .............................      414     --     218,451      14,386
   Reinvested capital gains ......................       --     --          --          --
                                                     ------    ---   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      440     --     520,129      89,256
                                                     ------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      529     --     344,106     107,703
   Transfers between funds .......................   29,850     --     747,030     186,450
   Surrenders (note 6) ...........................       --     --    (100,572)    (77,281)
   Death benefits (note 4) .......................       --     --          --      (1,815)
   Net policy repayments (loans) (note 5) ........       --     --      10,322     (44,874)
   Deductions for surrender charges (note 2d) ....       --     --      (4,649)     (4,250)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (208)    --    (118,726)    (59,348)
   Asset charges (note 3):
      MSP contracts ..............................       --     --      (1,481)       (924)
      LSFP contracts .............................       --     --      (3,217)     (2,406)
                                                     ------    ---   ---------   ---------
         Net equity transactions .................   30,171     --     872,813     103,255
                                                     ------    ---   ---------   ---------

Net change in contract owners' equity ............   30,611     --   1,392,942     192,511
Contract owners' equity beginning
   of period .....................................       --     --   1,468,419   1,275,908
                                                     ------    ---   ---------   ---------
Contract owners' equity end of period ............   30,611     --   2,861,361   1,468,419
                                                     ======    ===   =========   =========

CHANGES IN UNITS:
   Beginning units ...............................       --     --     123,689     116,821
                                                     ------    ---   ---------   ---------
   Units purchased ...............................    3,028     --      83,477      27,043
   Units redeemed ................................      (21)    --     (16,255)    (20,175)
                                                     ------    ---   ---------   ---------
   Ending units ..................................    3,007     --     190,911     123,689
                                                     ======    ===   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                              VKUSRealEst
                                                        -----------------------
                                                            2003         2002
                                                        -----------   ---------
Investment activity:
   Net investment income (loss) .....................   $   (81,334)    228,325
   Realized gain (loss) on investments ..............       150,623      66,434
   Change in unrealized gain (loss)
      on investments ................................     3,325,139    (813,789)
   Reinvested capital gains .........................            --     229,276
                                                        -----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .................................     3,394,428    (289,754)
                                                        -----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ......................       963,507     862,806
   Transfers between funds ..........................       313,407   1,889,578
   Surrenders (note 6) ..............................      (669,155)   (978,184)
   Death benefits (note 4) ..........................       (27,635)    (13,953)
   Net policy repayments (loans) (note 5) ...........        25,738     (57,356)
   Deductions for surrender charges (note 2d) .......       (30,929)    (53,788)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .............................      (591,816)   (550,761)
   Asset charges (note 3):
      MSP contracts .................................        (5,098)     (5,293)
      LSFP contracts ................................        (4,899)     (4,505)
                                                        -----------   ---------
         Net equity transactions ....................       (26,880)  1,088,544
                                                        -----------   ---------

Net change in contract owners' equity ...............     3,367,548     798,790
Contract owners' equity beginning
   of period ........................................     9,666,432   8,867,642
                                                        -----------   ---------
Contract owners' equity end of period ...............   $13,033,980   9,666,432
                                                        ===========   =========

CHANGES IN UNITS:
   Beginning units ..................................       469,840     425,269
                                                        -----------   ---------
   Units purchased ..................................        77,792     123,559
   Units redeemed ...................................       (83,771)    (78,988)
                                                        -----------   ---------
   Ending units .....................................       463,861     469,840
                                                        ===========   =========
See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b)  The Contracts

          Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

               Funds of the AIM Variable Insurance Fund (AIMVIF);
                    AIM VIF - AIM V.I. Capital Appreciation Fund - Series I (AIMCapAp)
                    AIM VIF Basic Value Fund - Series I (AIMBVF)
                    AIM VIF Capital Development Fund - Series I (AIMCDF)
               Alliance Bernstein VPS Small Cap Value Portfolio - Class A (AllSmCpVal)
               Alliance VPS Growth & Income Portfolio - Class A (AllGroInc) Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                    American Century VP Balanced Fund - Class I (ACVPBal) American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)
                    American Century VP Income & Growth Fund - Class I
                    (ACVPIncGr)
                    American Century VP Inflation Protection Fund - Class II (ACVPInfPr)
                    American Century VP International Fund - Class I (ACVPInt) American Century VP Ultra Fund -Class I (ACVPUltra)
                    American Century VP Value Fund - Class I (ACVPVal)
               Comstock GVIT Value Fund - Class I (ComGVITVal)
               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                    Credit Suisse Trust- International Focus Portfolio (CSIntEq) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
               Portfolios of the Dreyfus GVIT;
                    Dreyfus GVIT International Value Fund - Class I (DryIntVal) Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                   *Dreyfus IP - European Equity Portfolio (DryEuroEq)
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
               Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DrySRGro)
               Dreyfus Stock Index Fund (DryStkIx)
               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryDevLeadI)
                    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
               Portfolios of Federated Insurance Series;
                    Federated American Leaders Fund II - Primary Shares (FedAmLdII)
                    Federated Capital Appreciation Fund II - Primary Shares (FedCpApII)
                    Federated GVIT High Income Bond Fund -Class I (FGVITHiInc) Federated Quality Bond Fund II - Primary Shares (FedQualBd)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity(R) VIP);
                    Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
                    Fidelity(R) VIP -Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
                    Fidelity(R)VIP -Overseas Portfolio: Initial Class (FidVIPOv)
               Portfolios of the Fidelity(R)Variable Insurance Products (Fidelity(R)VIP II);
                    Fidelity(R) VIP II -Asset Manager Portfolio: Initial Class (FidVIPAM)
                    Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
                    Fidelity(R) VIP II - Investment Grade Bond Portfolio:
                    Service Class (FidVIPInvGrB)
               Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity(R) VIP III);
                    Fidelity(R) VIP III - Growth Opportunities Portfolio:
                    Initial Class (FidVIPGrOp)
                    Fidelity(R) VIP III - Mid Cap Portfolio: Service Class (FidVIPMCap)
                    Fidelity(R) VIP III -Value Strategies Portfolio: Service Class (FidVIPValStS)
               Funds of the Franklin Templeton Variable Insurance Products (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FTVIPFRDiv)
                    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I (FTVIPSmCpVal)
                    Franklin Templeton VIPT -Templeton Foreign Securities Fund - Class I (FTVIPFS)
               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT);
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin)
                    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
                    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                    Gartmore GVIT ID (Investor Destinations) Aggressive Fund (GVITIDAgg)
                    Gartmore GVIT ID (Investor Destinations) Conservative Fund (GVITIDCon)
                    Gartmore GVIT ID (Investor Destinations) Moderate Fund (GVITIDMod)
                    Gartmore GVIT ID (Investor Destinations) Moderately Aggressive Fund (GVITIDModAgg)
                    Gartmore GVIT ID (Investor Destinations) Moderately Conservative Fund (GVITIDModCon)
                    Gartmore GVIT International Growth Fund -Class I
                    (GVITIntGro)
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Total Return Fund - Class I (GVITTotRt) Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service Shares (JanGITech)
                    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                    Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRsLgCpCr)
               MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
               MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
               MFS VIT - MFS Value Series - Initial Class (MFSVITValIn) Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger Berman AMT - Fasciano Portfolio (NBAMTFas) Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
                    Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                    Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (NBAMTMCGr)
                    Neuberger Berman AMT - Partners Portfolio (NBAMTPart) Neuberger Berman AMT - Socially Responsive Portfolio (NBAMTSocRe)

               Funds of the Oppenheimer Variable Account Funds;
                    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
                    Oppenheimer Bond Fund/VA- Initial Class (OppBdFd) Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
                    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
                    Oppenheimer High Income Fund/VA- Initial Class (OppHiIncInt) Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class (OppMSGrInc)
                    Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class (OppMaStSmCpI)
                    Oppenheimer Multiple Strategies Fund/VA- Initial Class (OppMultStr)
               Funds of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Growth & Income Fund - IB Shares (PUTVTGrIncIB) Putnam VT International Equity Fund - IB Shares (PUTVTIntlEqIB)
                    Putnam VT Voyager Fund - IB Shares (PUTVTVoyIB)
               Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
               Strong Opportunity Fund II, Inc. (StOpp2)
               Funds of the Strong Variable Insurance Funds, Inc (Strong VIF);
                    Strong VIF - Strong Discovery Fund II (StDisc2)
                    Strong VIF - Strong International Stock Fund II (StIntStk2)
               Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
               Funds of the Van Kampen Universal Institutional Funds (Van Kampen
               UIF);
                    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
                    Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          At December 31, 2003, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premiums

          For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. For flexible premium contracts, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

          On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter. The sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium.

          The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

          For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c)  Administrative Charges

          An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

               Contracts issued prior to April 16, 1990:
                  Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

               Contracts issued on or after April 16, 1990:
                  Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
                  Purchase payments totalling $25,000 or more - $50/year

          For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $1.50 per year per $1,000 for the underwriting component of the increase charge and $0.54 per year per $1,000 for the sales component of the increase charge applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

          For modified single premium contracts, the monthly charge is equal to an annual rate of 0.03% multiplied by the policy's cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.65% of the policy's cash value. The monthly charge is subject to a $10 minimum.

          For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 (not to exceed $0.04) per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year).

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% in the ninth year for flexible premium contracts and after the ninth year for multiple payment contracts. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

          For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  Asset Charges

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of 0.95% during the first ten policy years, and 0.50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of 0.80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For modified single premium contracts (MSP), the Company deducts an annual rate of 0.90% charged against the cash value of the contracts in the variable account. This charge is assessed monthly against each contract by liquidating units.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of 0.80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of 0.50% if the cash value of the contract is greater than $25,000 and is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to 0.30%.

The following table provides mortality and expense risk charges taken daily from the unit value calculation by contract type for the period ended December 31, 2003.

                                            Total     AIMCapAp   AIMBVF   AIMCDF   AllSmCpVal
                                         ----------   --------   ------   ------   ----------
Single Premium contracts issued
   prior to April 16, 1990 ...........   $    5,805       --        --       --         --
Single Premium contracts issued
   on or after April 16, 1990 ........      940,273       --        --       --         --
Multiple Payment and Flexible
   Premium contracts .................    4,951,585      235       350      105        305
                                         ----------      ---       ---      ---        ---
      Total ..........................   $5,897,663      235       350      105        305
                                         ==========      ===       ===      ===        ===

                                         AllGroInc   ACVPBal   ACVPCapAp   ACVPIncGr   ACVPInfPr
                                         ---------   -------   ---------   ---------   ---------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $ --           --        337          --        --
Single Premium contracts issued
   on or after April 16, 1990 ........       --        8,622     16,345       2,474        --
Multiple Payment and Flexible
   Premium contracts .................      424       30,601     75,662      20,097       282
                                           ----       ------     ------      ------       ---
      Total ..........................     $424       39,223     92,344      22,571       282
                                           ====       ======     ======      ======       ===

                                         ACVPInt   ACVPUltra   ACVPVal   ComGVITVal   CSGPVen
                                         -------   ---------   -------   ----------   -------
Single Premium contracts issued
   prior to April 16, 1990 ...........   $     1        --          --        --          --
Single Premium contracts issued
   on or after April 16, 1990 ........     9,440       161      20,762        --         857
Multiple Payment and Flexible
   Premium contracts .................    65,952     1,922      63,144       344       4,620
                                         -------     -----      ------       ---       -----
      Total ..........................   $75,393     2,083      83,906       344       5,477
                                         =======     =====      ======       ===       =====

                                         CSIntEq   CSSmCapGr   DryIntVal   DryMidCapIx   DrySmCapIxS
                                         -------   ---------   ---------   -----------   -----------
Single Premium contracts issued
   prior to April 16, 1990 ...........   $    --         88        --              1           --
Single Premium contracts issued
   on or after April 16, 1990 ........     5,051      8,740        --          7,914        1,301
Multiple Payment and Flexible
   Premium contracts .................    32,389     80,704       311         29,132        1,922
                                         -------     ------       ---         ------        -----
      Total ..........................   $37,440     89,532       311         37,047        3,223
                                         =======     ======       ===         ======        =====

                                         DrySRGro   DryStkIx   DryVIFApp   DryDevLeadI   DryVIFGrInc
                                         --------   --------   ---------   -----------   -----------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $    --        124         --         --              --
Single Premium contracts issued
   on or after April 16, 1990 ........      2,880     49,314     10,464         --           2,233
Multiple Payment and Flexible
   Premium contracts .................     64,385    441,716     33,174        221          12,413
                                          -------    -------     ------        ---          ------
      Total ..........................    $67,265    491,154     43,638        221          14,646
                                          =======    =======     ======        ===          ======

                                         FedAmLdII   FedCpApII   FGVITHiInc   FedQualBd   FidVIPEI
                                         ---------   ---------   ----------   ---------   --------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $--           --           --            --         558
Single Premium contracts issued
   on or after April 16, 1990 ........      --           --           --         1,979      96,177
Multiple Payment and Flexible
   Premium contracts .................      11           12          394        11,580     392,840
                                           ---          ---          ---        ------     -------
      Total ..........................     $11           12          394        13,559     489,575
                                           ===          ===          ===        ======     =======

                                         FidVIPGr   FidVIPHI   FidVIPOv   FidVIPAM   FidVIPCon
                                         --------   --------   --------   --------   ---------
Single Premium contracts issued
   prior to April 16, 1990 ...........   $    631        411        221        158          --
Single Premium contracts issued
   on or after April 16, 1990 ........     90,837     41,517     20,969     53,351      50,271
Multiple Payment and Flexible
   Premium contracts .................    554,824    135,683     85,638    140,447     306,058
                                         --------    -------    -------    -------     -------
      Total ..........................   $646,292    177,611    106,828    193,956     356,329
                                         ========    =======    =======    =======     =======

                                         FidVIPInvGrB   FidVIPGrOp   FidVIPMCap   FidVIPValStS   FTVIPFRDiv
                                         ------------   ----------   ----------   ------------   ----------
Single Premium contracts issued
   prior to April 16, 1990 ...........       $ --             50           --           145            --
Single Premium contracts issued
   on or after April 16, 1990 ........         --          1,777           --         2,935            --
Multiple Payment and Flexible
   Premium contracts .................        467         23,238        1,105         4,619         1,402
                                             ----         ------        -----         -----         -----
      Total ..........................       $467         25,065        1,105         7,699         1,402
                                             ====         ======        =====         =====         =====

                                         FTVIPSmCpVal   FTVIPFS   GVITEmMrkts   GVITGlFin   GVITGlHlth
                                         ------------   -------   -----------   ---------   ----------
Single Premium contracts issued
   prior to April 16, 1990 ...........       $ --          --           89           --           --
Single Premium contracts issued
   on or after April 16, 1990 ........         --          --        1,348          486        4,276
Multiple Payment and Flexible
   Premium contracts .................        357         726        3,377          941        1,694
                                             ----         ---        -----        -----        -----
      Total ..........................       $357         726        4,814        1,427        5,970
                                             ====         ===        =====        =====        =====

                                         GVITGlTech   GVITGlUtl   GVITGvtBd   GVITGrowth   GVITIDAgg
                                         ----------   ---------   ---------   ----------   ---------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $  229         --           180           --         --
Single Premium contracts issued
   on or after April 16, 1990 ........      1,079        590        53,444        4,854         --
Multiple Payment and Flexible
   Premium contracts .................      4,387        330       106,097      105,839      2,234
                                           ------        ---       -------      -------      -----
      Total ..........................     $5,695        920       159,721      110,693      2,234
                                           ======        ===       =======      =======      =====

                                         GVITIDCon    GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro
                                         ---------    ---------   ------------   ------------   ----------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $   --           --           --             --           --
Single Premium contracts issued
   on or after April 16, 1990 ........         71        1,124           --            133          157
Multiple Payment and Flexible
   Premium contracts .................      2,713        9,272        9,434          3,241          281
                                           ------       ------        -----          -----          ---
      Total ..........................     $2,784       10,396        9,434          3,374          438
                                           ======       ======        =====          =====          ===

                                         GVITMyMkt   GVITLead   GVITSmCapGr   GVITSmCapVal   GVITSmComp
                                         ---------   --------   -----------   ------------   ----------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $    597       --            1            118             81
Single Premium contracts issued
   on or after April 16, 1990 ........     103,598      105        1,477         18,519         10,549
Multiple Payment and Flexible
   Premium contracts .................     211,026      565        8,514         59,935        151,924
                                          --------      ---        -----         ------        -------
      Total ..........................    $315,221      670        9,992         78,572        162,554
                                          ========      ===        =====         ======        =======

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                         GVITTotRt   GVITUSGro   JanBal   JanCapAp   JanGITech
                                         ---------   ---------   ------   --------   ---------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $     93        --       --          --         --
Single Premium contracts issued
   on or after April 16, 1990 ........      25,102     1,158       --         907      1,300
Multiple Payment and Flexible
   Premium contracts .................     467,599     2,936       41      16,146      6,886
                                          --------     -----      ---      ------      -----
      Total ..........................    $492,794     4,094       41      17,053      8,186
                                          ========     =====      ===      ======      =====

                                         JanIntGro   JanRsLgCpCr   MGVITMultiSec   MFSVITInvGrwI   MFSVITValIn
                                         ---------   -----------   -------------   -------------   -----------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $    --         --               --           --             --
Single Premium contracts issued
   on or after April 16, 1990 ........      3,561         --            1,957           --             --
Multiple Payment and Flexible
   Premium contracts .................      8,329         14            8,939           68             74
                                          -------        ---           ------          ---            ---
      Total ..........................    $11,890         14           10,896           68             74
                                          =======        ===           ======          ===            ===

                                         NBAMTBal   NBAMTFas   NBAMTGro   NBAMTGuard   NBAMTLMat
                                         --------   --------   --------   ----------   ---------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $ --        --           319       --            171
Single Premium contracts issued
   on or after April 16, 1990 ........       --        --        15,912      856         17,619
Multiple Payment and Flexible
   Premium contracts .................      425        42        97,016   11,222         32,370
                                           ----       ---       -------   ------         ------
      Total ..........................     $425        42       113,247   12,078         50,160
                                           ====       ===       =======   ======         ======

                                         NBAMTMCGr   NBAMTPart   NBAMTSocRe   OppAggGro   OppBdFd
                                         ---------   ---------   ----------   ---------   -------
Single Premium contracts issued
   prior to April 16, 1990 ...........      $ --          --          --            --         --
Single Premium contracts issued
   on or after April 16, 1990 ........        --       10,519         --         1,226     16,597
Multiple Payment and Flexible
   Premium contracts .................       601      115,144        106        10,660     84,141
                                            ----      -------        ---        ------    -------
      Total ..........................      $601      125,663        106        11,886    100,738
                                            ====      =======        ===        ======    =======

                                         OppCapAp   OppGlSec   OppHiIncInt   OppMSGrInc   OppMaStSmCpI
                                         --------   --------   -----------   ----------   ------------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $    94         --        --             --           --
Single Premium contracts issued
   on or after April 16, 1990 ........     13,835     20,632        --          1,470           --
Multiple Payment and Flexible
   Premium contracts .................     83,609    180,513       475          7,000          584
                                          -------    -------       ---          -----          ---
      Total ..........................    $97,538    201,145       475          8,470          584
                                          =======    =======       ===          =====          ===

                                         OppMultStr   PUTVTGrIncIB   PUTVTIntlEqIB   PUTVTVoyIB   SGVITMdCpGr
                                         ----------   ------------   -------------   ----------   -----------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $     --          --             --            --              --
Single Premium contracts issued
   on or after April 16, 1990 ........      20,608          --             --            --           1,618
Multiple Payment and Flexible
   Premium contracts .................      82,782          40            131            36          14,702
                                          --------         ---            ---           ---          ------
      Total ..........................    $103,390          40            131            36          16,320
                                          ========         ===            ===           ===          ======

                                          StOpp2    StDisc2   StIntStk2   TurnGVITGro   VEWrldBd
                                         --------   -------   ---------   -----------   --------
Single Premium contracts issued
   prior to April 16, 1990 ...........   $     75        --        --          138          482
Single Premium contracts issued
   on or after April 16, 1990 ........     30,569     6,480       279          775       10,116
Multiple Payment and Flexible
   Premium contracts .................    212,981    45,208     1,271        2,481       28,377
                                         --------    ------     -----        -----       ------
      Total ..........................   $243,625    51,688     1,550        3,394       38,975
                                         ========    ======     =====        =====       ======

                                         VEWrldEMkt   VEWrldHAs   VKoreFI   VKEmMkt   VKUSRealEst
                                         ----------   ---------   -------   -------   -----------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $   127          39       --         205          42
Single Premium contracts issued
   on or after April 16, 1990 ........       2,736       9,144       --       2,990      14,126
Multiple Payment and Flexible
   Premium contracts .................      25,465      22,739       54      11,597      67,166
                                           -------      ------      ---      ------      ------
      Total ..........................     $28,328      31,922       54      14,792      81,334
                                           =======      ======      ===      ======      ======

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended December 31, 2003 and 2002, total loan repayments and exchanges to the Account from the fixed account were $28,008,881 and $23,397,486, respectively, and total loans and exchanges from the Account to the fixed account were $28,642,868 and $42,106,553, respectively. (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2003.

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Modified Single Premium contracts and Last Survivor Flexible  Premium contracts

        AIM VIF - AIM V.I. Capital Appreciation Fund - Series I
           2003 ..........................     0.00%         78   $12.393708     $      967        0.00%        23.94% 5/1/03

        AIM VIF Basic Value Fund - Series I
           2003 ..........................     0.00%      1,146    13.067831         14,976        0.11%        30.68% 5/1/03

        AIM VIF Capital Development Fund - Series I
           2003 ..........................     0.00%        286    13.009212          3,721        0.00%        30.09% 5/1/03

        Alliance Bernstein VPS Small Cap Value Portfolio - Class A
           2003 ..........................     0.00%      3,645    13.796395         50,288        0.02%        37.96% 5/1/03

        Alliance VPS Growth & Income Portfolio - Class A
           2003 ..........................     0.00%     10,465    12.441750        130,203        0.00%        24.42% 5/1/03

        American Century VP Balanced Fund - Class I
           2003 ..........................     0.00%     39,618    16.364159        648,315        2.53%        19.46%
           2002 ..........................     0.00%     41,666    13.698528        570,763        2.63%        -9.56%
           2001 ..........................     0.00%     46,974    15.146118        711,474        2.81%        -3.54%
           2000 ..........................     0.00%     46,479    15.701900        729,809        2.45%        -2.65%
           1999 ..........................     0.00%     47,439    16.129489        765,167        1.78%        10.06%

        American Century VP Capital Appreciation Fund - Class I
           2003 ..........................     0.00%     78,088    10.573426        825,658        0.00%        20.47%
           2002 ..........................     0.00%     84,319     8.776539        740,029        0.00%       -21.20%
           2001 ..........................     0.00%    113,954    11.137742      1,269,190        0.00%       -28.07%
           2000 ..........................     0.00%    136,380    15.483078      2,111,582        0.00%         9.03%
           1999 ..........................     0.00%     67,671    14.200282        960,947        0.00%        64.52%

        American Century VP Income & Growth Fund - Class I
           2003 ..........................     0.00%     57,191    11.011963        629,785        1.30%        29.35%
           2002 ..........................     0.00%     52,727     8.513147        448,873        1.10%       -19.37%
           2001 ..........................     0.00%     53,217    10.558315        561,882        0.81%        -8.35%
           2000 ..........................     0.00%     51,494    11.520561        593,240        0.55%       -10.62%
           1999 ..........................     0.00%     90,023    12.888778      1,160,286        0.02%        18.02%

        American Century VP Inflation Protection Fund - Class II
           2003 ..........................     0.00%        739    10.324182          7,630        1.88%         3.24% 4/30/03

        American Century VP International Fund - Class I
           2003 ..........................     0.00%     93,653    14.542846      1,361,981        0.75%        24.51%
           2002 ..........................     0.00%    108,743    11.680067      1,270,126        0.79%       -20.37%
           2001 ..........................     0.00%    111,542    14.668200      1,636,120        0.09%       -29.17%
           2000 ..........................     0.00%    143,626    20.710054      2,974,502        0.14%       -16.83%
           1999 .........................      0.00%    120,278    24.899615      2,994,876        0.00%        64.04%

        American Century VP Ultra Fund - Class I
           2003 ..........................     0.00%      8,464    10.039885         84,978        0.00%        24.90%
           2002 ..........................     0.00%      2,062     8.038471         16,575        0.46%       -19.62% 5/1/02

        American Century VP Value Fund - Class I
           2003 ..........................     0.00%     94,777    19.965823      1,892,301        1.09%        28.96%
           2002 ..........................     0.00%    105,282    15.482416      1,630,020        0.90%       -12.62%
           2001 ..........................     0.00%     98,909    17.718442      1,752,513        0.95%        12.82%
           2000 ..........................     0.00%     53,790    15.704757        844,759        0.73%        18.14%
           1999 ..........................     0.00%     42,323    13.293167        562,607        0.93%        -0.85%

        Comstock GVIT Value Fund - Class I
           2003 ..........................     0.00%         75    12.672281            950        1.52%        26.72% 5/1/03


                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2003 ..........................     0.00%     11,132   $11.285456     $   125,630       0.00%        47.66%
           2002 ..........................     0.00%     11,260     7.643060          86,061       0.00%       -34.16%
           2001 ..........................     0.00%     12,080    11.607891         140,223       0.00%       -28.63%
           2000 ..........................     0.00%     19,402    16.265390         315,581       0.00%       -18.94%
           1999 ..........................     0.00%     14,680    20.065541         294,562       0.00%        63.50%

        Credit Suisse Trust - International Focus Portfolio
           2003 ..........................     0.00%    111,879     9.637324       1,078,214       0.49%        33.09%
           2002 ..........................     0.00%    115,124     7.241185         833,634       0.00%       -19.90%
           2001 ..........................     0.00%    120,573     9.040640       1,090,057       0.00%       -22.27%
           2000 ..........................     0.00%    119,996    11.631433       1,395,725       0.45%       -25.90%
           1999 ..........................     0.00%    142,042    15.696053       2,229,499       0.93%        53.43%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2003 ..........................     0.00%    136,928    12.647723       1,731,827       0.00%        48.55%
           2002 ..........................     0.00%    132,124     8.514305       1,124,944       0.00%       -33.69%
           2001 ..........................     0.00%    185,522    12.840185       2,382,137       0.00%       -16.01%
           2000 ..........................     0.00%    212,377    15.287247       3,246,660       0.00%       -18.11%
           1999 ..........................     0.00%    154,684    18.668523       2,887,722       0.00%        69.08%

        Dreyfus GVIT International Value Fund - Class I
           2003 ..........................     0.00%      3,602    13.838062          49,845       0.00%        38.38% 5/1/03

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2003 ..........................     0.00%     87,632    11.837744       1,037,365       0.49%        34.65%
           2002 ..........................     0.00%     57,522     8.791459         505,702       0.42%       -15.30%
           2001 ..........................     0.00%     37,983    10.379883         394,259       0.54%        -1.30%
           2000 ..........................     0.00%     15,903    10.517026         167,252       0.56%         5.17% 5/1/00

        Dreyfus IP - European Equity Portfolio
           2001 ..........................     0.00%        133     6.722485             894       0.84%       -28.13%
           2000 ..........................     0.00%      2,553     9.353456          23,879       0.42%        -9.65%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2003 ..........................     0.00%     38,496    10.574853         407,090       0.33%        37.78%
           2002 ..........................     0.00%      4,411     7.675242          33,855       0.27%       -23.25% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
           2003 ..........................     0.00%     50,706    14.903772         755,711       0.11%        26.00%
           2002 ..........................     0.00%     57,964    11.828136         685,606       0.21%       -28.94%
           2001 ..........................     0.00%     72,096    16.646416       1,200,140       0.06%       -22.57%
           2000 ..........................     0.00%     87,987    21.499776       1,891,701       0.81%       -11.03%
           1999 ..........................     0.00%     72,077    24.166067       1,741,818       0.02%        30.08%

        Dreyfus Stock Index Fund
           2003 ..........................     0.00%    632,333    18.706070      11,828,465       1.51%        28.36%
           2002 ..........................     0.00%    584,757    14.572787       8,521,539       1.31%       -22.36%
           2001 ..........................     0.00%    599,693    18.770165      11,256,337       1.06%       -12.18%
           2000 ..........................     0.00%    591,538    21.373424      12,643,192       0.96%        -9.28%
           1999 ..........................     0.00%    619,532    23.560156      14,596,271       1.11%        20.60%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2003 ..........................     0.00%     77,680    13.532029       1,051,168       1.40%        21.17%
           2002 ..........................     0.00%     76,442    11.167894         853,696       1.14%       -16.71%
           2001 ..........................     0.00%     81,387    13.409044       1,091,322       0.84%        -9.31%
           2000 ..........................     0.00%     68,662    14.785375       1,015,193       0.63%        -0.65%
           1999 ..........................     0.00%     54,118    14.882433         805,408       0.70%        11.46%

        Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
           2003 ..........................     0.00%      4,756    12.900917          61,357       0.08%        29.01% 5/1/03

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2003 ..........................     0.00%     36,562    12.991038         474,978       0.84%        26.57%
           2002 ..........................     0.00%     42,290    10.263905         434,061       0.60%       -25.33%
           2001 ..........................     0.00%     42,969    13.745232         590,619       0.50%        -5.85%
           2000 ..........................     0.00%     50,580    14.598583         738,396       0.61%        -3.78%
           1999 ..........................     0.00%     42,510    15.172345         644,976       0.65%        16.88%

        Federated GVIT High Income Bond Fund - Class I
           2003 ..........................     0.00%      5,828    11.119017          64,802       9.25%        11.19% 5/1/03

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Federated Quality Bond Fund II - Primary Shares
           2003 ..........................     0.00%     11,878   $11.283621     $   134,027        3.93%        4.65%
           2002 ..........................     0.00%     11,620    10.782678         125,295        0.00%        7.83% 5/1/02

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2003 ..........................     0.00%    409,083    18.300351       7,486,362        1.80%       30.33%
           2002 ..........................     0.00%    407,426    14.041601       5,720,913        1.77%      -16.95%
           2001 ..........................     0.00%    431,008    16.906669       7,286,910        1.70%       -4.96%
           2000 ..........................     0.00%    410,082    17.788146       7,294,598        1.65%        8.42%
           1999 ..........................     0.00%    442,948    16.406894       7,267,401        1.45%        6.33%

        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2003 ..........................     0.00%    393,063    16.832769       6,616,339        0.27%       32.85%
           2002 ..........................     0.00%    408,322    12.670716       5,173,732        0.25%      -30.10%
           2001 ..........................     0.00%    464,650    18.128151       8,423,245        0.08%      -17.65%
           2000 ..........................     0.00%    494,090    22.013206      10,876,505        0.12%      -10.98%
           1999 ..........................     0.00%    462,592    24.728511      11,439,211        0.15%       37.44%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2003 ..........................     0.00%    277,638    11.879372       3,298,165        5.94%       27.26%
           2002 ..........................     0.00%    277,242     9.334381       2,587,882        9.29%        3.44%
           2001 ..........................     0.00%    268,872     9.023656       2,426,208       13.67%      -11.73%
           2000 ..........................     0.00%    251,453    10.222956       2,570,593        7.66%      -22.47%
           1999 ..........................     0.00%    301,341    13.186454       3,973,619        9.63%        8.15%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2003 ..........................     0.00%    104,335    13.948630       1,455,330        0.83%       43.37%
           2002 ..........................     0.00%    100,989     9.729244         982,547        0.83%      -20.28%
           2001 ..........................     0.00%    100,976    12.204145       1,232,326        5.37%      -21.17%
           2000 ..........................     0.00%    109,074    15.480896       1,688,563        1.56%      -19.11%
           1999 ..........................     0.00%    121,065    19.137888       2,316,928        1.25%       42.63%

        Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
           2003 ..........................     0.00%     78,858    16.863587       1,329,829        3.62%       17.97%
           2002 ..........................     0.00%     87,642    14.294216       1,252,774        3.98%       -8.73%
           2001 ..........................     0.00%     97,209    15.661062       1,522,396        4.21%       -4.09%
           2000 ..........................     0.00%     97,054    16.328861       1,584,781        3.30%       -3.93%
           1999 ..........................     0.00%     98,987    16.996678       1,682,450        3.18%       11.09%

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2003 ..........................     0.00%    271,532    21.523942       5,844,439        0.46%       28.46%
           2002 ..........................     0.00%    278,231    16.754926       4,661,740        0.85%       -9.35%
           2001 ..........................     0.00%    310,919    18.482808       5,746,656        0.78%      -12.24%
           2000 ..........................     0.00%    339,730    21.061590       7,155,254        0.36%       -6.62%
           1999 ..........................     0.00%    334,798    22.555449       7,551,519        0.43%       24.25%

        Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
           2003 ..........................     0.00%        998    10.217718          10,197        0.00%        2.18% 5/1/03

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class

           2003 ..........................     0.00%     60,543    10.295709         623,333        0.74%       29.87%
           2002 ..........................     0.00%     51,868     7.927585         411,188        1.07%      -21.84%
           2001 ..........................     0.00%     59,212    10.143319         600,606        0.38%      -14.42%
           2000 ..........................     0.00%     67,837    11.852480         804,037        1.30%      -17.07%
           1999 ..........................     0.00%     67,209    14.291602         960,524        0.94%        4.27%

        Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
           2003 ..........................     0.00%      9,873    14.085331         139,064        0.00%       40.85% 5/1/03

        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
           2003 ..........................     0.00%     26,162    11.849148         309,997        0.00%       57.79%
           2002 ..........................     0.00%        843     7.509507           6,331        0.00%      -24.90% 5/1/02

        Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
           2003 ..........................     0.00%     15,727    12.306508         193,544        0.20%       23.07% 5/1/03

        Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
           2003 ..........................     0.00%      2,401    13.357313          32,071        0.12%       33.57% 5/1/03

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income      Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class I
           2003 ..........................     0.00%      4,015   $13.269107     $   53,275        0.79%        32.69% 5/1/03
        Gartmore GVIT Emerging Markets Fund - Class I
           2003 ..........................     0.00%     19,194    11.573140        222,135        0.66%        65.26%
           2002 ..........................     0.00%      7,501     7.002885         52,529        0.17%       -15.23%
           2001 ..........................     0.00%     27,272     8.260926        225,292        0.52%        -5.18%
        Gartmore GVIT Global Financial Services Fund - Class I
           2003 ..........................     0.00%      1,548    12.255125         18,971        0.88%        41.45%
           2002 ..........................     0.00%        289     8.663891          2,504        0.08%       -13.36% 5/1/02
        Gartmore GVIT Global Health Sciences Fund - Class I
           2003 ..........................     0.00%      7,254    11.400451         82,699        0.00%        36.69%
           2002 ..........................     0.00%      1,753     8.340128         14,620        0.00%       -16.60% 5/1/02
        Gartmore GVIT Global Technology and Communications Fund - Class I
           2003 ..........................     0.00%     27,880     3.061527         85,355        0.00%        55.23%
           2002 ..........................     0.00%     11,606     1.972253         22,890        0.59%       -42.78%
           2001 ..........................     0.00%      2,536     3.446837          8,741        0.00%       -42.72%
           2000 ..........................     0.00%      2,596     6.017639         15,622        0.00%       -39.82% 10/2/00
        Gartmore GVIT Global Utilities Fund - Class I
           2003 ..........................     0.00%      3,190    10.772327         34,364        0.70%        24.05%
           2002 ..........................     0.00%        250     8.683837          2,171        0.54%       -13.16% 5/1/02
        Gartmore GVIT Government Bond Fund - Class I
           2003 ..........................     0.00%    141,781    17.018937      2,412,962        3.14%         2.00%
           2002 ..........................     0.00%    215,754    16.685161      3,599,890        4.42%        10.98%
           2001 ..........................     0.00%    192,314    15.033937      2,891,237        5.12%         7.25%
           2000 ..........................     0.00%    147,694    14.017108      2,070,243        5.25%        12.54%
           1999 ..........................     0.00%    146,891    12.455412      1,829,588        5.74%        -2.35%
        Gartmore GVIT Growth Fund - Class I
           2003 ..........................     0.00%    161,969    10.571536      1,712,261        0.02%        32.74%
           2002 ..........................     0.00%    160,573     7.964177      1,278,832        0.00%       -28.72%
           2001 ..........................     0.00%    169,484    11.173143      1,893,669        0.00%       -28.13%
           2000 ..........................     0.00%    202,780    15.547089      3,152,639        0.18%       -26.53%
           1999 ..........................     0.00%    234,699    21.161942      4,966,687        0.66%         4.28%
        Gartmore GVIT ID Aggressive Fund
           2003 ..........................     0.00%         86    10.986753            945        1.41%        31.87%
        Gartmore GVIT ID Conservative Fund
           2003 ..........................     0.00%      4,630    10.845040         50,213        2.37%         7.91%
           2002 ..........................     0.00%     10,505    10.050418        105,580        2.80%         0.50% 1/25/02
        Gartmore GVIT ID Moderate Fund
           2003 ..........................     0.00%     26,164    10.972970        287,097        2.06%        20.05%
           2002 ..........................     0.00%     14,854     9.140249        135,769        1.72%        -8.60% 1/25/02
        Gartmore GVIT ID Moderately Aggressive Fund
           2003 ..........................     0.00%     10,934    11.002361        120,300        1.54%        26.64%
           2002 ..........................     0.00%     14,728     8.687687        127,952        1.55%       -13.12% 1/25/02
        Gartmore GVIT ID Moderately Conservative Fund
           2003 ..........................     0.00%     21,041    10.963279        230,678        2.34%        13.70%
           2002 ..........................     0.00%      9,155     9.642427         88,276        2.35%        -3.58% 1/25/02
        Gartmore GVIT International Growth Fund - Class I
           2003 ..........................     0.00%      2,327     6.793220         15,808        0.00%        35.62%
        Gartmore GVIT Money Market Fund - Class I
           2003 ..........................     0.00%    426,388    13.438171      5,729,875        0.63%         0.63%
           2002 ..........................     0.00%    611,041    13.354620      8,160,220        1.26%         1.21%
           2001 ..........................     0.00%    752,971    13.194770      9,935,279        3.57%         3.60%
           2000 ..........................     0.00%    690,357    12.735851      8,792,284        5.53%         6.03%
           1999 ..........................     0.00%    710,620    12.011954      8,535,935        5.04%         4.85%
        Gartmore GVIT Nationwide(R)Leaders Fund - Class I
           2003 ..........................     0.00%        680    10.598061          7,207        0.19%        25.38%
           2002 ..........................     0.00%        837     8.452459          7,075        1.18%       -15.48% 5/1/02

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Gartmore GVIT Small Cap Growth Fund - Class I
           2003 ..........................     0.00%     29,802   $ 6.484322     $  193,246        0.00%        34.27%
           2002 ..........................     0.00%     39,937     4.829491        192,875        0.00%       -33.29%
           2001 ..........................     0.00%     28,981     7.239237        209,800        0.00%       -10.84%
           2000 ..........................     0.00%      5,428     8.119138         44,071        0.00%       -18.81% 5/1/00
        Gartmore GVIT Small Cap Value Fund - Class I
           2003 ..........................     0.00%    144,123    17.924637      2,583,352        0.00%        56.85%
           2002 ..........................     0.00%    156,777    11.427654      1,791,593        0.01%       -27.16%
           2001 ..........................     0.00%    145,093    15.689204      2,276,394        0.03%        28.28%
           2000 ..........................     0.00%     92,343    12.230652      1,129,415        0.00%        11.20%
           1999 ..........................     0.00%     86,677    10.998838        953,346        0.00%        27.84%
        Gartmore GVIT Small Company Fund - Class I
           2003 ..........................     0.00%    163,826    21.279390      3,486,117        0.00%        41.01%
           2002 ..........................     0.00%    161,607    15.090443      2,438,721        0.00%       -17.33%
           2001 ..........................     0.00%    171,105    18.253468      3,123,260        0.10%        -6.70%
           2000 ..........................     0.00%    232,635    19.565011      4,551,506        0.03%         8.90%
           1999 ..........................     0.00%    210,131    17.966399      3,775,297        0.00%        44.02%
        Gartmore GVIT Total Return Fund - Class I
           2003 ..........................     0.00%    320,276    17.013568      5,449,038        0.56%        27.51%
           2002 ..........................     0.00%    343,472    13.342709      4,582,847        0.85%       -17.35%
           2001 ..........................     0.00%    370,050    16.144226      5,974,171        0.74%       -11.82%
           2000 ..........................     0.00%    383,717    18.308017      7,025,097        0.63%        -2.12%
           1999 ..........................     0.00%    408,867    18.704720      7,647,743        0.65%         6.94%
        Gartmore GVIT U.S.Growth Leaders Fund - Class I
           2003 ..........................     0.00%      4,436    12.515174         55,517        0.00%        52.14%
           2002 ..........................     0.00%      1,992     8.226323         16,387        0.00%       -17.74% 5/1/02
        Janus AS - Capital Appreciation Portfolio - Service Shares
           2003 ..........................     0.00%     57,199     6.268750        358,566        0.25%        20.23%
           2002 ..........................     0.00%     58,881     5.213836        306,996        0.30%       -15.93%
           2001 ..........................     0.00%     62,604     6.201616        388,246        0.91%       -21.83%
           2000 ..........................     0.00%     54,056     7.933369        428,846        1.33%       -30.82% 5/1/00
        Janus AS - Global Technology Portfolio - Service Shares
           2003 ..........................     0.00%     63,964     3.676479        235,162        0.00%       46.47%
           2002 ..........................     0.00%     54,722     2.510001        137,352        0.00%       -40.93%
           2001 ..........................     0.00%     58,616     4.249300        249,077        0.56%       -37.31%
           2000 ..........................     0.00%     51,067     6.778794        346,173        1.21%       -20.67% 5/1/00
        Janus AS - International Growth Portfolio - Service Shares
           2003 ..........................     0.00%     43,445     6.081514        264,211        0.99%        34.53%
           2002 ..........................     0.00%     43,393     4.520472        196,157        0.67%       -25.76%
           2001 ..........................     0.00%     37,721     6.088787        229,675        0.70%       -23.43%
           2000 ..........................     0.00%     28,662     7.951801        227,915        6.25%       -20.48% 5/1/00
        MAS GVIT Multi Sector Bond Fund - Class I
           2003 ..........................     0.00%     18,184    13.140266        238,943        5.47%        12.12%
           2002 ..........................     0.00%     12,174    11.720231        142,682        4.53%         7.21%
           2001 ..........................     0.00%      2,363    10.932334         25,833        8.29%         4.19%
           2000 ..........................     0.00%      3,146    10.492823         33,010        8.52%         4.93% 5/1/00
        MFS VIT - MFS Value Series - Initial Class
           2003 ..........................     0.00%        255    12.367820          3,154        0.00%        23.68% 5/1/03
        Neuberger Berman AMT - Growth Portfolio
           2003 ..........................     0.00%     92,061    12.310867      1,133,351        0.00%        31.40%
           2002 ..........................     0.00%     91,607     9.369018        858,268        0.00%       -31.16%
           2001 ..........................     0.00%    194,831    13.610476      2,651,743        0.00%       -30.36%
           2000 ..........................     0.00%    165,377    19.543829      3,232,100        0.00%       -11.66%
           1999 ..........................     0.00%    101,415    22.122463      2,243,550        0.00%        50.40%


                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Guardian Portfolio
           2003 ..........................     0.00%     33,326   $10.389042     $  346,225        0.84%        31.76%
           2002 ..........................     0.00%     40,952     7.884759        322,897        0.80%       -26.45%
           2001 ..........................     0.00%     42,795    10.719948        458,760        0.47%        -1.51%
           2000 ..........................     0.00%     31,192    10.883981        339,493        0.59%         1.13%
           1999 ..........................     0.00%     28,718    10.762335        309,073        0.29%        14.93%
        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2003 ..........................     0.00%     68,260    14.847857      1,013,515        4.41%         2.42%
           2002 ..........................     0.00%     78,261    14.496454      1,134,507        4.91%         5.34%
           2001 ..........................     0.00%     53,267    13.761786        733,049        5.78%         8.78%
           2000 ..........................     0.00%     48,744    12.650873        616,654        6.96%         6.78%
           1999 ..........................     0.00%     73,941    11.847132        875,989        5.57%         1.48%
        Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S
           2003 ..........................     0.00%      2,927    12.322580         36,068        0.00%        23.23% 5/1/03
        Neuberger Berman AMT - Partners Portfolio
           2003 ..........................     0.00%    212,651    16.900050      3,593,813        0.00%        35.09%
           2002 ..........................     0.00%    211,641    12.510433      2,647,721        0.53%       -24.14%
           2001 ..........................     0.00%    214,234    16.491924      3,533,131        0.38%        -2.83%
           2000 ..........................     0.00%    218,683    16.971642      3,711,410        0.79%         0.07%
           1999 ..........................     0.00%    229,651    16.853460      3,870,414        1.20%         7.37%
        Neuberger Berman AMT - Socially Responsive Portfolio
           2003 ..........................     0.00%         42    12.374746            520        0.00%        23.75% 5/1/03
        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2003 ..........................     0.00%     27,076     4.877042        132,051        0.00%        25.59%
           2002 ..........................     0.00%     11,406     3.883303         44,293        0.65%       -27.79%
           2001 ..........................     0.00%     27,049     5.377832        145,465        0.87%       -31.27%
           2000 ..........................     0.00%     29,380     7.824211        229,875        0.00%       -21.76% 5/1/00
        Oppenheimer Bond Fund/VA - Initial Class
           2003 ..........................     0.00%    113,252    16.292834      1,845,196        5.67%         6.78%
           2002 ..........................     0.00%    126,813    15.258399      1,934,963        7.25%         9.08%
           2001 ..........................     0.00%    120,742    13.988352      1,688,982        7.04%         7.79%
           2000 ..........................     0.00%    108,962    12.977817      1,414,089        7.66%         6.10%
           1999 ..........................     0.00%    101,438    12.232154      1,240,805        4.68%        -1.52%
        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2003 ..........................     0.00%     98,014    15.394717      1,508,898        0.38%        30.94%
           2002 ..........................     0.00%     90,095    11.756809      1,059,230        0.64%       -26.86%
           2001 ..........................     0.00%    116,791    16.074008      1,877,299        0.64%       -12.58%
           2000 ..........................     0.00%    115,080    18.386180      2,115,882        0.12%        -0.23%
           1999 ..........................     0.00%     83,414    18.428739      1,537,215        0.17%        41.66%
        Oppenheimer Global Securities Fund/VA - Initial Class
           2003 ..........................     0.00%    103,002    24.690704      2,543,192        0.76%        43.02%
           2002 ..........................     0.00%    106,692    17.263833      1,841,913        0.56%       -22.13%
           2001 ..........................     0.00%    111,537    22.171331      2,472,924        0.69%       -12.04%
           2000 ..........................     0.00%    119,169    25.205074      3,003,663        0.27%         5.09%
           1999 ..........................     0.00%     94,622    23.984739      2,269,484        0.92%        58.48%
        Oppenheimer High Income Fund/VA - Initial Class
           2003 ..........................     0.00%      6,913    11.181817         77,300        0.00%        11.82% 5/1/03
        Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
           2003 ..........................     0.00%     34,417     8.370485        288,087        0.90%        26.72%
           2002 ..........................     0.00%     30,456     6.605587        201,180        0.65%       -18.80%
           2001 ..........................     0.00%     21,240     8.134641        172,780        0.41%       -10.16%
           2000 ..........................     0.00%     10,745     9.054521         97,291        0.00%        -9.45% 5/1/00
        Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
           2003 ..........................     0.00%      2,855    13.869971         39,599        0.00%        38.70% 5/1/03
        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2003 ..........................     0.00%     80,959    18.621945      1,507,614        2.82%        24.96%
           2002 ..........................     0.00%     82,462    14.902681      1,228,905        3.60%       -10.40%
           2001 ..........................     0.00%     84,920    16.632670      1,412,446        3.96%         2.22%
           2000 ..........................     0.00%     82,390    16.271709      1,340,626        4.57%         6.44%
           1999 ..........................     0.00%     80,822    15.287602      1,235,575        3.30%        11.80%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Putnam VT Voyager Fund - IB Shares
           2003 ..........................     0.00%        42   $11.853879     $      498         0.00%       18.54% 5/1/03

        Strong GVIT Mid Cap Growth Fund - Class I
           2003 ..........................     0.00%    85,532     5.014057        428,862         0.00%       40.13%
           2002 ..........................     0.00%    49,103     3.578034        175,692         0.00%      -37.01%
           2001 ..........................     0.00%    15,083     5.680754         85,683         0.00%      -30.31%
           2000 ..........................     0.00%    15,341     8.151094        125,046         0.00%      -18.49% 5/1/00

        Strong Opportunity Fund II, Inc.
           2003 ..........................     0.00%    93,627    21.294252      1,993,717         0.07%       37.01%
           2002 ..........................     0.00%    98,264    15.542573      1,527,275         0.38%      -26.82%
           2001 ..........................     0.00%   103,859    21.238327      2,205,791         0.59%       -3.70%
           2000 ..........................     0.00%    96,471    22.004768      2,122,822         0.00%        6.60%
           1999 ..........................     0.00%    85,543    20.690172      1,769,899         0.00%       34.91%

        Strong VIF - Strong Discovery Fund II
           2003 ..........................     0.00%    18,929    16.542813        313,139         0.00%       39.43%
           2002 ..........................     0.00%    20,094    11.864827        238,412         0.00%      -12.02%
           2001 ..........................     0.00%    22,035    13.485135        297,145         0.72%        4.08%
           2000 ..........................     0.00%    25,155    12.955970        325,907         0.00%        4.39%
           1999 ..........................     0.00%    19,763    12.410693        245,273         0.00%        5.09%

        Strong VIF - Strong International Stock Fund II
           2002 ..........................     0.00%    57,275     5.361165        307,061         4.04%      -26.54%
           2001 ..........................     0.00%    55,640     7.298468        406,087         0.00%      -22.14%
           2000 ..........................     0.00%    51,648     9.373600        484,128         0.00%      -39.52%
           1999 ..........................     0.00%    91,170    15.499580      1,413,097         0.17%       87.20%

        Turner GVIT Growth Focus Fund - Class I
           2003 ..........................     0.00%    35,452     3.336873        118,299         0.00%       50.96%
           2002 ..........................     0.00%     5,450     2.210411         12,047         0.00%      -42.86%

        Van Eck WIT - Worldwide Bond Fund
           2003 ..........................     0.00%    23,556    15.553340        366,374         1.75%       18.16%
           2002 ..........................     0.00%    39,706    13.162611        522,635         0.00%       21.66%
           2001 ..........................     0.00%    15,977    10.819530        172,864         4.39%       -5.10%
           2000 ..........................     0.00%    15,146    11.400381        172,670         4.90%        1.87%
           1999 ..........................     0.00%    16,613    11.191476        185,924         4.31%       -7.82%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2003 ..........................     0.00%    79,411    10.046593        797,810         0.11%       54.19%
           2002 ..........................     0.00%    99,351     6.515847        647,356         0.20%       -2.90%
           2001 ..........................     0.00%    79,757     6.710492        535,209         0.00%       -1.81%
           2000 ..........................     0.00%    91,301     6.834145        623,964         0.00%      -41.87%
           1999 ..........................     0.00%   175,122    11.755719      2,058,685         0.00%      100.28%

        Van Eck WIT - Worldwide Hard Assets Fund
           2003 ..........................     0.00%    43,115    11.615034        500,782         0.48%       45.08%
           2002 ..........................     0.00%    40,828     8.006062        326,871         0.68%       -2.83%
           2001 ..........................     0.00%    32,526     8.239575        268,000         1.21%      -10.44%
           2000 ..........................     0.00%    35,253     9.200485        324,345         1.12%       11.40%
           1999 ..........................     0.00%    38,783     8.258894        320,305         1.47%       21.00%

        Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
           2003 ..........................     0.00%        49    10.233765            501         0.00%        2.34% 5/1/03

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2003 ..........................     0.00%    41,844    15.664315        655,458         0.00%       27.86%
           2002 ..........................     0.00%    36,681    12.250737        449,369         6.91%        9.22%
           2001 ..........................     0.00%    33,534    11.216363        376,130         9.40%       10.10%
           2000 ..........................     0.00%    33,493    10.187412        341,207        12.32%       11.39%
           1999 ..........................     0.00%    25,999     9.146001        237,787        16.19%       29.37%

                                             Contract                                          Investment
                                              Expense               Unit         Contract        Income       Total
                                               Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ------   ----------   --------------   ----------   ---------
        Van Kampen UIF - U.S. Real Estate Portfolio
           2003 ..........................     0.00%    54,506   $27.220749     $1,483,694        0.00%      37.51%
           2002 ..........................     0.00%    52,407    19.795314      1,037,413        3.29%      -0.79%
           2001 ..........................     0.00%    58,299    19.952330      1,163,201        3.98%       9.84%
           2000 ..........................     0.00%    57,529    18.164582      1,044,990        8.22%      28.06%
           1999 ..........................     0.00%    53,125    14.184757        753,565        6.87%      -3.37%

     Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter)
        AIM VIF Capital Development Fund - Series I
           2003 ..........................     0.50%     1,364    12.965885         17,685        0.00%      29.66% 5/1/03

        Alliance VPS Growth & Income Portfolio - Class A
           2003 ..........................     0.50%     1,081    12.400313         13,405        0.00%      24.00% 5/1/03

        American Century VP Balanced Fund - Class I
           2003 ..........................     0.50%    10,265    20.907285        214,613        2.53%      18.86%
           2002 ..........................     0.50%     2,665    17.589248         46,875        2.63%     -10.01%

        American Century VP Capital Appreciation Fund - Class I
           2003 ..........................     0.50%    31,820    26.787231        852,370        0.00%      19.87%
           2002 ..........................     0.50%    13,972    22.346236        312,222        0.00%     -21.59%
           2001 ..........................     0.50%     2,922    28.500613         83,279        0.00%     -28.43%
           2000 ..........................     0.50%     7,428    39.820221        295,785        0.00%       8.49%
           1999 ..........................     0.50%     6,108    36.406768        222,373        0.00%      63.70%

        American Century VP Income & Growth Fund - Class I
           2003 ..........................     0.50%    14,230    10.704192        152,321        1.30%      28.71%
           2002 ..........................     0.50%     7,837     8.316655         65,178        1.10%     -19.77%

        American Century VP International Fund - Class I
           2003 ..........................     0.50%    27,774    15.360020        426,609        0.75%      23.89%
           2002 ..........................     0.50%     5,091    12.398163         63,119        0.79%     -20.77%
           2000 ..........................     0.50%     2,453    22.205291         54,470        0.14%     -17.24%
           1999 ..........................     0.50%     2,459    26.614141         65,444        0.00%      63.23%

        American Century VP Ultra Fund - Class I
           2003 ..........................     0.50%     2,408     9.956460         23,975        0.00%      24.28%

        American Century VP Value Fund - Class I
           2003 ..........................     0.50%    31,176    19.171791        597,700        1.09%      28.32%
           2002 ..........................     0.50%    13,026    14.941112        194,623        0.90%     -13.06%
           2000 ..........................     0.50%       118    15.308543          1,806        0.73%      17.56%

        Comstock GVIT Value Fund - Class I
           2003 ..........................     0.50%       570    12.630064          7,199        1.52%      26.30% 5/1/03

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2003 ..........................     0.50%     6,096    10.836336         66,058        0.00%      46.92%
           2002 ..........................     0.50%     1,728     7.375606         12,745        0.00%     -34.49%
           2000 ..........................     0.50%     4,740    15.854894         75,152        0.00%     -19.34%

        Credit Suisse Trust - International Focus Portfolio
           2003 ..........................     0.50%    14,533    10.839093        157,525        0.49%      32.43%
           2002 ..........................     0.50%     2,769     8.184926         22,664        0.00%     -20.30%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2003 ..........................     0.50%    27,210    17.364452        472,487        0.00%      47.81%
           2002 ..........................     0.50%     6,039    11.748025         70,946        0.00%     -34.02%

        Dreyfus GVIT International Value Fund - Class I
           2003 ..........................     0.50%     4,952    13.791985         68,298        0.00%      37.92% 5/1/03

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2003 ..........................     0.50%    19,389    11.622612        225,351        0.49%      33.98%
           2002 ..........................     0.50%     7,249     8.674888         62,884        0.42%     -15.73%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2003 ..........................     0.50%     6,160    10.487006         64,600        0.33%      37.09%
           2002 ..........................     0.50%     4,866     7.649570         37,223        0.27%     -23.50% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2003 ..........................     0.50%     7,832    22.067029        172,829        0.11%      25.38%
           2002 ..........................     0.50%       876    17.600806         15,418        0.21%     -29.30%
           1999 ..........................     0.50%     1,699    36.209915         61,521        0.02%      29.43%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Dreyfus Stock Index Fund
        2003 .............................     0.50%    108,026   $26.123506     $2,822,018        1.51%       27.72%
        2002 .............................     0.50%     26,741    20.453144        546,938        1.31%      -22.75%
        2001 .............................     0.50%      1,122    26.476528         29,707        1.06%      -12.62%
        2000 .............................     0.50%      6,384    30.300792        193,440        0.96%       -9.73%
        1999 .............................     0.50%     16,208    33.296352        539,667        1.11%       20.00%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 .............................     0.50%     15,431    13.062720        201,571        1.40%       20.57%
        2002 .............................     0.50%      7,627    10.834553         82,635        1.14%      -17.13%
        1999 .............................     0.50%        868    14.538186         12,619        0.70%       10.90%

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
        2003 .............................     0.50%        840    12.857964         10,801        0.08%       28.58% 5/1/03

     Dreyfus VIF - Growth and Income Portfolio - Initial Shares
        2003 .............................     0.50%      6,368    12.474297         79,436        0.84%       25.94%

     Federated Quality Bond Fund II - Primary Shares
        2003 .............................     0.50%      4,444    11.189906         49,728        3.93%        4.12%

     Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
        2003 .............................     0.50%     86,371    48.630667      4,200,279        1.80%       29.68%
        2002 .............................     0.50%     25,078    37.500399        940,435        1.77%      -17.36%
        2001 .............................     0.50%      3,200    45.378727        145,212        1.70%       -5.43%
        2000 .............................     0.50%      5,076    47.985530        243,575        1.65%        7.88%
        1999 .............................     0.50%      5,082    44.120448        224,220        1.45%        5.80%

     Fidelity(R) VIP - Growth Portfolio: Initial Class
        2003 .............................     0.50%    105,480    53.205281      5,612,093        0.27%       32.19%
        2002 .............................     0.50%     39,628    40.250246      1,595,037        0.25%      -30.45%
        2001 .............................     0.50%      3,370    57.875878        195,042        0.08%      -18.06%
        2000 .............................     0.50%      4,686    70.634432        330,993        0.12%      -11.42%
        1999 .............................     0.50%      3,009    79.099308        238,010        0.15%       36.75%

     Fidelity(R) VIP - High Income Portfolio: Initial Class
        2003 .............................     0.50%     55,652    25.802029      1,435,935        5.94%       26.63%
        2002 .............................     0.50%      2,722    20.375870         55,463        9.29%        2.93%
        2001 .............................     0.50%      1,784    19.796324         35,317       13.67%      -12.17%
        2000 .............................     0.50%      1,862    22.540543         41,970        7.66%      -22.86%
        1999 .............................     0.50%      2,115    28.983767         61,301        9.63%        7.62%

     Fidelity(R) VIP - Overseas Portfolio: Initial Class
        2003 .............................     0.50%     58,985    24.680530      1,455,781        0.83%       42.65%
        2002 .............................     0.50%     16,114    17.300971        278,788        0.83%      -20.68%
        2001 .............................     0.50%      2,274    21.810922         49,598        5.37%      -21.56%
        2000 .............................     0.50%      2,500    27.806776         69,517        1.56%      -19.51%
        1999 .............................     0.50%      4,084    34.268141        139,951        1.25%       41.92%

     Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
        2003 .............................     0.50%     84,282    30.161112      2,542,039        3.62%       17.39%
        2002 .............................     0.50%      7,255    25.693764        186,408        3.98%       -9.18%
        2001 .............................     0.50%      1,169    28.291882         33,073        4.21%       -4.57%
        2000 .............................     0.50%      1,178    29.647039         34,924        3.30%       -4.41%
        1999 .............................     0.50%      1,185    30.762893         36,454        3.18%       10.54%

     Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
        2003 .............................     0.50%    101,752    24.487594      2,491,662        0.46%       27.82%
        2002 .............................     0.50%     11,284    19.157346        216,171        0.85%       -9.80%
        1999 .............................     0.50%        677    25.968332         17,581        0.43%       23.63%

     Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
        2003 .............................     0.50%      9,748    10.183621         99,270        0.00%        1.84% 5/1/03

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
        2003 .............................     0.50%     20,500     9.938499        203,739        0.74%       29.23%
        2002 .............................     0.50%      3,061     7.690844         23,542        1.07%      -22.23%
        2001 .............................     0.50%      1,210     9.889817         11,967        0.38%      -14.85%
        2000 .............................     0.50%      1,231    11.614608         14,298        1.30%      -17.48%
        1999 .............................     0.50%      1,477    13.960952         20,620        0.94%        3.75%

                                             Contract                                           Investment
                                             Expense                 Unit         Contract        Income       Total
                                              Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
        2003 .............................     0.50%      2,295   $14.038431     $   32,218        0.00%        40.38% 5/1/03

     Fidelity(R) VIP III -Value Strategies Portfolio: Service Class
        2003 .............................     0.50%     15,781    11.750739        185,438        0.00%        57.00%

     Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
        2003 .............................     0.50%     11,618    12.265513        142,501        0.20%        22.66% 5/1/03

     Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
        2003 .............................     0.50%      2,305    13.312843         30,686        0.12%        33.13% 5/1/03

     Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class I
        2003 .............................     0.50%      2,090    13.224912         27,640        0.79%        32.25% 5/1/03

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 .............................     0.50%     17,288    11.386650        196,852        0.66%        64.44%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 .............................     0.50%        629    12.153349          7,644        0.88%        40.75%

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 .............................     0.50%      3,699    11.305727         41,820        0.00%        36.01%

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 .............................     0.50%     44,144     3.012098        132,966        0.00%        54.46%
        2002 .............................     0.50%      2,129     1.950112          4,152        0.59%       -43.07%

     Gartmore GVIT Government Bond Fund - Class I
        2003 .............................     0.50%     20,794    30.370279        631,520        3.14%         1.49%
        2002 .............................     0.50%     10,251    29.923916        306,750        4.42%        10.43%
        2001 .............................     0.50%      1,291    27.097613         34,983        5.12%         6.72%
        2000 .............................     0.50%      1,707    25.392104         43,344        5.25%        11.98%
        1999 .............................     0.50%      1,747    22.492327         39,294        5.74%        -2.83%

     Gartmore GVIT Growth Fund - Class I
        2003 .............................     0.50%     13,689    15.988156        218,862        0.02%        32.08%
        2002 .............................     0.50%     10,305    12.105122        124,743        0.00%       -29.08%
        1999 .............................     0.50%      1,979    32.388538         64,097        0.66%         3.76%

     Gartmore GVIT ID Conservative Fund
        2003 .............................     0.50%      1,037    10.740821         11,138        2.37%         7.37%

     Gartmore GVIT ID Moderate Fund
        2003 .............................     0.50%     16,518    10.867503        179,509        2.06%        19.45%

     Gartmore GVIT Money Market Fund - Class I
        2003 .............................     0.50%    103,301    18.569650      1,918,271        0.63%         0.12%
        2002 .............................     0.50%     12,207    18.546928        226,402        1.26%         0.71%
        2001 .............................     0.50%      7,295    18.417013        134,352        3.57%         3.08%
        2000 .............................     0.50%     12,856    17.866283        229,689        5.53%         5.50%
        1999 .............................     0.50%     16,350    16.794246        274,586        5.04%         4.32%

     Gartmore GVIT Nationwide (R) Leaders Fund - Class I
        2003 .............................     0.50%        588    10.510022          6,180        0.19%        24.76%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 .............................     0.50%     10,334     6.366359         65,790        0.00%        33.60%

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 .............................     0.50%     31,504    17.423619        548,914        0.00%        56.07%
        2002 .............................     0.50%      4,939    11.163801         55,138        0.01%       -27.53%
        2001 .............................     0.50%     16,203    15.403979        249,591        0.03%        27.63%
        2000 .............................     0.50%      5,781    12.068870         69,770        0.00%        10.65%
        1999 .............................     0.50%      2,201    10.825871         23,828        0.00%        27.20%

     Gartmore GVIT Small Company Fund - Class I
        2003 .............................     0.50%     45,264    26.974404      1,220,969        0.00%        40.31%
        2002 .............................     0.50%     13,072    19.224829        251,307        0.00%       -17.74%
        2001 .............................     0.50%        749    23.371178         17,505        0.10%        -7.17%
        2000 .............................     0.50%        762    25.176901         19,185        0.03%         8.36%
        1999 .............................     0.50%        913    23.047417         21,042        0.00%        43.30%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ------   -----------   --------------   ----------   ---------
     Gartmore GVIT Total Return Fund - Class I
        2003 .............................     0.50%    19,074    $38.145818      $727,593         0.56%        26.88%
        2002 .............................     0.50%     3,981     30.065207       119,690         0.85%       -17.77%
        2001 .............................     0.50%     1,162     36.560512        42,483         0.74%       -12.26%
        2000 .............................     0.50%     1,319     41.669957        54,963         0.63%        -2.61%
        1999 .............................     0.50%     4,738     42.439374       201,078         0.65%         6.41%

     Gartmore GVIT U.S. Growth Leaders Fund - Class I
        2003 .............................     0.50%     8,655     12.411260       107,419         0.00%        51.38%

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 .............................     0.50%     7,149      6.154757        44,000         0.25%        19.63%
        2002 .............................     0.50%    12,685      5.144661        65,260         0.30%       -16.35%

     Janus AS - Global Technology Portfolio - Service Shares
        2003 .............................     0.50%     8,256      3.609555        29,800         0.00%        45.74%
        2002 .............................     0.50%     3,149      2.476639         7,799         0.00%       -41.23%

     Janus AS - International Growth Portfolio - Service Shares
        2003 .............................     0.50%     7,242      5.970919        43,241         0.99%        33.86%
        2002 .............................     0.50%    12,584      4.460490        56,131         0.67%       -26.13%

     MAS GVIT Multi Sector Bond Fund - Class I
        2003 .............................     0.50%     2,912     12.901625        37,570         5.47%        11.56%
        2002 .............................     0.50%       360     11.565028         4,163         4.53%         6.67%
        2000 .............................     0.50%       259     10.458203         2,709         8.52%         4.58% 5/1/00

     MFS VIT - MFS Investors Growth Stock Series - Initial Class
        2003 .............................     0.50%     1,131     11.559230        13,073         0.00%        15.59% 5/1/03

     Neuberger Berman AMT - Balanced Portfolio
        2003 ............................      0.50%       387      9.728263         3,765         1.91%        15.70%

     Neuberger Berman AMT - Growth Portfolio
        2003 .............................     0.50%    24,292     29.754395       722,794         0.00%        30.75%
        2002 .............................     0.50%     5,671     22.757505       129,058         0.00%       -31.51%
        2001 .............................     0.50%     3,126     33.226236       103,865         0.00%       -30.71%
        2000 .............................     0.50%     3,192     47.952407       153,064         0.00%       -12.09%
        1999 .............................     0.50%     3,041     54.109841       164,548         0.00%        49.65%

     Neuberger Berman AMT - Guardian Portfolio
        2003 .............................     0.50%    12,247     10.098680       123,679         0.84%        31.10%
        2002 .............................     0.50%       870      7.702769         6,701         0.80%       -26.82%
        1999 .............................     0.50%       561     10.593122         5,943         0.29%        14.36%

     Neuberger Berman AMT - Limited Maturity Bond Portfolio
        2003 .............................     0.50%    20,267     22.367675       453,326         4.41%         1.91%
        2002 .............................     0.50%     4,156     21.947749        91,215         4.91%         4.81%
        2001 .............................     0.50%     2,817     20.939856        58,988         5.78%         8.24%
        2000 .............................     0.50%     6,082     19.346478       117,665         6.96%         6.25%
        1999 .............................     0.50%     5,986     18.060558       108,111         5.57%         0.97%

     Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S
        2003 .............................     0.50%     1,669     12.281545        20,498         0.00%        22.82% 5/1/03

     Neuberger Berman AMT - Partners Portfolio
        2003 .............................     0.50%    15,209     24.617984       374,415         0.00%        34.41%
        2002 .............................     0.50%     7,065     18.314930       129,395         0.53%       -24.52%
        2000 .............................     0.50%        72     25.096849         1,807         0.69%         0.20%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .............................     0.50%    15,822      4.788336        75,761         0.00%        24.96%
        2002 .............................     0.50%     2,385      3.831748         9,139         0.65%       -28.15%

     Oppenheimer Bond Fund/VA- Initial Class
        2003 .............................     0.50%    32,391     24.998938       809,741         5.67%         6.25%
        2002 .............................     0.50%       379     23.529109         8,918         7.25%         8.54%
        2001 .............................     0.50%        47     21.678723         1,019         7.04%         7.25%
        2000 .............................     0.50%        51     20.213946         1,031         7.66%         5.57%

                                             Contract                                          Investment
                                              Expense                Unit       Contract         Income       Total
                                              Rate*      Units   Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ------   ----------   --------------   ----------   ---------
     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003 .............................     0.50%    43,463   $14.860580     $  645,885         0.38%       30.29%
        2002 .............................     0.50%     9,164    11.405697        104,522         0.64%      -27.22%
        2001 .............................     0.50%     8,487    15.672302        133,011         0.64%      -13.02%
        2000 .............................     0.50%     6,917    18.017261        124,625         0.12%       -0.73%

     Oppenheimer Global Securities Fund/VA - Initial Class                         984,291         0.76%       42.31%
        2003 .............................     0.50%    33,503    29.379176         91,250         0.56%      -22.52%
        2002 .............................     0.50%     4,420    20.644823         64,484         0.27%        4.57%
        2000 .............................     0.50%     2,118    30.445645

     Oppenheimer High Income Fund/VA- Initial Class                                 95,208         0.00%       11.45% 5/1/03
        2003 .............................     0.50%     8,543    11.144531

     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003 .............................     0.50%    10,060     8.218350         82,677         0.90%       26.09%
        2002 .............................     0.50%     3,493     6.518000         22,767         0.65%      -19.20%

     Oppenheimer Multiple Strategies Fund/VA - Initial Class                                                   24.33%
        2003 .............................     0.50%    23,053    31.171669        718,600         2.82%      -10.85%
        2002 .............................     0.50%     9,549    25.070852        239,402         3.60%

     Strong GVIT Mid Cap Growth Fund - Class I
        2003 .............................     0.50%    74,157     4.922829        365,062         0.00%       39.44%

     Strong Opportunity Fund II, Inc.
        2003 .............................     0.50%    38,309    40.699472      1,559,156         0.07%       36.32%
        2002 .............................     0.50%    10,474    29.855056        312,702         0.38%      -27.18%
        2001 .............................     0.50%     3,831    41.000669        157,074         0.59%       -4.19%
        2000 .............................     0.50%       447    42.694690         19,085         0.00%        6.07%
        1999 .............................     0.50%       450    40.018322         18,008         0.00%       34.23%

     Strong VIF - Strong Discovery Fund II
        2003 .............................     0.50%    18,256    26.361651        481,258         0.00%       38.73%
        2002 .............................     0.50%     2,071    19.001713         39,353         0.00%      -12.45%

     Strong VIF - Strong International Stock Fund II
        2002 .............................     0.50%       392     5.758212          2,257         4.04%      -26.91%

     Turner GVIT Growth Focus Fund - Class I
        2003 .............................     0.50%    17,823     3.283013         58,513         0.00%       50.21%

     Van Eck WIT - Worldwide Bond Fund
        2003 .............................     0.50%    19,995    20.854897        416,994         1.75%       17.57%
        2002 .............................     0.50%     4,159    17.737696         73,771         0.00%       21.05%
        2001 .............................     0.50%     1,086    14.653212         15,913         4.39%       -5.57%
        2000 .............................     0.50%     1,105    15.517699         17,147         4.90%        1.36%
        1999 .............................     0.50%     1,325    15.185599         20,121         4.31%       -8.28%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 .............................     0.50%    60,208     9.646671        580,807         0.11%       53.42%
        2002 .............................     0.50%    32,774     6.287778        206,076         0.20%       -3.39%
        2000 .............................     0.50%       407     6.661531          2,711         0.00%      -42.15%
        1999 .............................     0.50%     6,267    11.423096         71,589         0.00%       99.29%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 .............................     0.50%    19,105    16.655601        318,205         0.48%       44.36%
        2002 .............................     0.50%     7,750    11.537923         89,419         0.68%       -3.32%
        2001 .............................     0.50%         4    11.933986             48         1.21%      -10.89%
        2000 .............................     0.50%         5    13.393001             67         1.12%       10.85%
        1999 .............................     0.50%        10    11.984540            120         1.47%       20.40%

     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003 .............................     0.50%     7,714    15.120856        116,642         0.00%       27.23%
        2002 .............................     0.50%     2,372    11.884934         28,191         6.91%        8.68%
        2001 .............................     0.50%     1,244    10.935992         13,604         9.40%        9.55%
        2000 .............................     0.50%     1,265     9.982829         12,628        12.32%       10.83%
        1999 .............................     0.50%     1,518     8.934183         13,562        16.19%       28.73%

     Van Kampen UIF - U.S. Real Estate Portfolio
        2003 .............................     0.50%    28,086    28.701013        806,097         0.00%       36.83%
        2002 .............................     0.50%    10,521    20.976263        220,691         3.29%       -1.28%
        2000 .............................     0.50%     3,074    19.442286         59,766         8.22%       27.42%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Multiple Payment contracts and Flexible Premium contracts

        AIM VIF - AIM V.I. Capital Appreciation Fund - Series I
           2003 ..........................     0.80%      5,333   $12.327742     $    65,744       0.00%        23.28% 5/1/03

        AIM VIF Basic Value Fund - Series I
           2003 ..........................     0.80%     14,499    12.998258         188,462       0.11%        29.98% 5/1/03

        AIM VIF Capital Development Fund - Series I
           2003 ..........................     0.80%      3,166    12.939952          40,968       0.00%        29.40% 5/1/03

        Alliance Bernstein VPS Small Cap Value Portfolio - Class A
           2003 ..........................     0.80%     11,736    13.722986         161,053       0.02%        37.23% 5/1/03

        Alliance VPS Growth & Income Portfolio - Class A
           2003 ..........................     0.80%     22,041    12.375515         272,769       0.00%        23.76% 5/1/03

        American Century VP Balanced Fund - Class I
           2003 ..........................     0.80%    195,164    20.727117       4,045,187       2.53%        18.51%
           2002 ..........................     0.80%    196,895    17.490037       3,443,701       2.63%       -10.28%
           2001 ..........................     0.80%    201,384    19.493759       3,925,731       2.81%        -4.31%
           2000 ..........................     0.80%    204,099    20.372425       4,157,992       2.45%        -3.42%
           1999 ..........................     0.80%    222,611    21.094348       4,695,834       1.78%         9.18%

        American Century VP Capital Appreciation Fund - Class I
           2003 ..........................     0.80%    592,724    16.804738       9,960,572       0.00%        19.51%
           2002 ..........................     0.80%    657,612    14.060797       9,246,549       0.00%       -21.83%
           2001 ..........................     0.80%    735,263    17.987270      13,225,374       0.00%       -28.64%
           2000 ..........................     0.80%    819,897    25.207415      20,667,484       0.00%         8.17%
           1999 ..........................     0.80%    643,372    23.303640      14,992,909       0.00%        63.21%

        American Century VP Income & Growth Fund - Class I
           2003 ..........................     0.80%    259,996    10.523680       2,736,115       1.30%        28.32%
           2002 ..........................     0.80%    289,017     8.200926       2,370,207       1.10%       -20.01%
           2001 ..........................     0.80%    322,604    10.252927       3,307,635       0.81%        -9.09%
           2000 ..........................     0.80%    303,622    11.277817       3,424,193       0.55%       -11.32%
           1999 ..........................     0.80%    235,223    12.717991       2,991,564       0.02%        17.08%

        American Century VP Inflation Protection Fund - Class II
           2003 ..........................     0.80%      6,574    10.268669          67,506       1.88%         2.69% 4/30/03

        American Century VP International Fund - Class I
           2003 ..........................     0.80%    587,899    15.176915       8,922,493       0.75%        23.52%
           2002 ..........................     0.80%    679,193    12.287143       8,345,342       0.79%       -21.01%
           2001 ..........................     0.80%    733,730    15.554724      11,412,968       0.09%       -29.74%
           2000 ..........................     0.80%    754,646    22.139513      16,707,495       0.14%       -17.49%
           1999 ..........................     0.80%    649,836    26.831062      17,435,790       0.00%        62.74%

        American Century VP Ultra Fund - Class I
           2003 ..........................     0.80%     34,345     9.906750         340,247       0.00%        23.90%
           2002 ..........................     0.80%      7,959     7.995504          63,636       0.46%       -20.04% 5/1/02

        American Century VP Value Fund - Class I
           2003 ..........................     0.80%    461,113    18.875362       8,703,675       1.09%        27.93%
           2002 ..........................     0.80%    522,332    14.754246       7,706,615       0.90%       -13.32%
           2001 ..........................     0.80%    499,070    17.020923       8,494,632       0.95%        11.92%
           2000 ..........................     0.80%    323,587    15.208380       4,921,234       0.73%        17.21%
           1999 ..........................     0.80%    156,791    12.975752       2,034,481       0.93%        -1.64%

        Comstock GVIT Value Fund - Class I
           2003 ..........................     0.80%      9,638    12.604789         121,485       1.52%        26.05% 5/1/03

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2003 ..........................     0.80%     53,805    10.668685         574,029       0.00%        46.48%
           2002 ..........................     0.80%    156,158     7.283277       1,137,342       0.00%       -34.68%
           2001 ..........................     0.80%    135,156    11.150533       1,507,061       0.00%       -29.21%
           2000 ..........................     0.80%    139,959    15.751152       2,204,515       0.00%       -19.58%
           1999 ..........................     0.80%    123,907    19.586645       2,426,922       0.00%        62.20%

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Credit Suisse Trust - International Focus Portfolio
        2003 .............................     0.80%      431,745   $10.695076     $ 4,617,546       0.49%        32.03%
        2002 .............................     0.80%      469,749     8.100409       3,805,159       0.00%       -20.54%
        2001 .............................     0.80%      503,048    10.194751       5,128,449       0.00%       -22.90%
        2000 .............................     0.80%      525,361    13.222451       6,946,560       0.45%       -26.48%
        1999 .............................     0.80%      555,966    17.985801       9,999,494       0.93%        52.21%

     Credit Suisse Trust - Small Cap Growth Portfolio
        2003 .............................     0.80%      692,838    17.133573      11,870,790       0.00%        47.37%
        2002 .............................     0.80%      739,837    11.626571       8,601,767       0.00%       -34.22%
        2001 .............................     0.80%      816,970    17.675000      14,439,945       0.00%       -16.68%
        2000 .............................     0.80%      942,509    21.214019      19,994,404       0.00%       -18.76%
        1999 .............................     0.80%      754,487    26.113570      19,702,349       0.00%        67.73%

     Dreyfus GVIT International Value Fund - Class I
        2003 .............................     0.80%        6,704    13.764414          92,277       0.00%        37.64% 5/1/03

     Dreyfus GVIT Mid Cap Index Fund - Class I
        2003 .............................     0.80%      402,465    11.495433       4,626,509       0.49%        33.58%
        2002 .............................     0.80%      332,165     8.605706       2,858,514       0.42%       -15.98%
        2001 .............................     0.80%      246,977    10.242303       2,529,613       0.54%        -2.10%
        2000 .............................     0.80%      145,426    10.461575       1,521,385       0.56%         4.62% 5/1/00

     Dreyfus IP - European Equity Portfolio
        2001 .............................     0.80%        9,248     6.633319          61,345       0.84%       -28.71%
        2000 .............................     0.80%        3,721     9.304097          34,621       0.42%        -6.96% 5/1/00

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 .............................     0.80%       47,348    10.434661         494,060       0.33%        36.68%
        2002 .............................     0.80%        5,194     7.634206          39,652       0.27%       -23.66% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
        2003 .............................     0.80%      403,682    21.830604       8,812,622       0.11%        25.00%
        2002 .............................     0.80%      432,657    17.464486       7,556,132       0.21%       -29.51%
        2001 .............................     0.80%      479,262    24.776659      11,874,511       0.06%       -23.20%
        2000 .............................     0.80%      508,803    32.259560      16,413,761       0.81%       -11.74%
        1999 .............................     0.80%      450,901    36.549891      16,480,382       0.02%        29.04%

     Dreyfus Stock Index Fund
        2003 .............................     0.80%    2,290,356    25.844217      59,192,457       1.51%        27.34%
        2002 .............................     0.80%    2,526,349    20.295193      51,272,741       1.31%       -22.98%
        2001 .............................     0.80%    2,735,378    26.351146      72,080,345       1.06%       -12.88%
        2000 .............................     0.80%    2,613,545    30.248565      79,055,986       0.96%       -10.00%
        1999 .............................     0.80%    2,592,791    33.609618      87,142,715       1.11%        19.64%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 .............................     0.80%      338,655    12.850022       4,351,724       1.40%        20.20%
        2002 .............................     0.80%      376,103    10.690124       4,020,588       1.14%       -17.38%
        2001 .............................     0.80%      358,763    12.938645       4,641,907       0.84%       -10.04%
        2000 .............................     0.80%      365,003    14.382034       5,249,486       0.63%        -1.44%
        1999 .............................     0.80%      404,377    14.591996       5,900,668       0.70%        10.57%

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
        2003 .............................     0.80%        8,113    12.832258         104,108       0.08%        28.32% 5/1/03

     Dreyfus VIF - Growth and Income Portfolio - Initial Shares
        2003 .............................     0.80%      140,345    12.281397       1,723,633       0.84%        25.56%
        2002 .............................     0.80%      152,335     9.781078       1,490,001       0.60%       -25.92%
        2001 .............................     0.80%      162,195    13.204070       2,141,634       0.50%        -6.60%
        2000 .............................     0.80%      152,925    14.137245       2,161,938       0.61%        -4.54%
        1999 .............................     0.80%      138,815    14.810164       2,055,873       0.65%        15.95%

     Federated American Leaders Fund II - Primary Shares
        2003 .............................     0.80%        1,104    12.531875          13,835       0.00%        25.32% 5/1/03

     Federated Capital Appreciation Fund II - Primary Shares
        2003 .............................     0.80%          553    11.988805           6,630       0.00%        19.89% 5/1/03

     Federated GVIT High Income Bond Fund - Class I
        2003 .............................     0.80%       13,029    11.059766         144,098       9.25%        10.60% 5/1/03

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Federated Quality Bond Fund II - Primary Shares
        2003 .............................     0.80%      117,985   $11.134037    $  1,313,649        3.93%        3.81%
        2002 .............................     0.80%      101,228    10.725195       1,085,690        0.00%        7.25% 5/1/02

     Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
        2003 .............................     0.80%    1,336,308    40.389521      53,972,840        1.80%       29.29%
        2002 .............................     0.80%    1,471,599    31.238892      45,971,122        1.77%      -17.61%
        2001 .............................     0.80%    1,558,719    37.915521      59,099,643        1.70%       -5.72%
        2000 .............................     0.80%    1,556,185    40.214814      62,581,690        1.65%        7.56%
        1999 .............................     0.80%    1,750,754    37.388084      65,457,338        1.45%        5.48%

     Fidelity(R) VIP - Growth Portfolio: Initial Class
        2003 .............................     0.80%    2,035,206    36.851094      74,999,568        0.27%       31.79%
        2002 .............................     0.80%    2,235,794    27.961807      62,516,840        0.25%      -30.66%
        2001 .............................     0.80%    2,474,278    40.327380      99,781,149        0.08%      -18.31%
        2000 .............................     0.80%    2,621,312    49.366480     129,404,946        0.12%      -11.69%
        1999 .............................     0.80%    2,613,902    55.899014     146,114,544        0.15%       36.34%

     Fidelity(R) VIP - High Income Portfolio: Initial Class
        2003 .............................     0.80%      720,241    24.464133      17,620,072        5.94%       26.25%
        2002 .............................     0.80%      765,595    19.377316      14,835,176        9.29%        2.62%
        2001 .............................     0.80%      653,854    18.882734      12,346,551       13.67%      -12.44%
        2000 .............................     0.80%      619,065    21.565326      13,350,339        7.66%      -23.09%
        1999 .............................     0.80%      672,537    28.039263      18,857,442        9.63%        7.29%

     Fidelity(R) VIP - Overseas Portfolio: Initial Class
        2003 .............................     0.80%      653,974    18.945840      12,390,087        0.83%       42.23%
        2002 .............................     0.80%      722,432    13.320811       9,623,380        0.83%      -20.92%
        2001 .............................     0.80%      814,381    16.843777      13,717,252        5.37%      -21.80%
        2000 .............................     0.80%      866,875    21.539183      18,671,779        1.56%      -19.75%
        1999 .............................     0.80%      863,446    26.840170      23,175,037        1.25%       41.49%

     Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
        2003 .............................     0.80%      623,055    26.285930      16,377,580        3.62%       17.04%
        2002 .............................     0.80%      753,208    22.459775      16,916,882        3.98%       -9.46%
        2001 .............................     0.80%      808,651    24.805237      20,058,780        4.21%       -4.86%
        2000 .............................     0.80%      851,071    26.071970      22,189,098        3.30%       -4.69%
        1999 .............................     0.80%      917,098    27.355020      25,087,234        3.18%       10.21%

     Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
        2003 .............................     0.80%    1,740,028    24.162368      42,043,197        0.46%       27.44%
        2002 .............................     0.80%    1,875,068    18.959642      35,550,618        0.85%      -10.07%
        2001 .............................     0.80%    2,013,717    21.083066      42,455,328        0.78%      -12.95%
        2000 .............................     0.80%    2,107,468    24.218904      51,040,565        0.36%       -7.36%
        1999 .............................     0.80%    2,151,780    26.143948      56,256,024        0.43%       23.26%

     Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
        2003 .............................     0.80%       12,869    10.163210         130,790        0.00%        1.63% 5/1/03

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
        2003 .............................     0.80%      324,568     9.776597       3,173,171        0.74%       28.84%
        2002 .............................     0.80%      328,074     7.588268       2,489,513        1.07%      -22.47%
        2001 .............................     0.80%      341,765     9.787292       3,344,954        0.38%      -15.11%
        2000 .............................     0.80%      358,453    11.528985       4,132,599        1.30%      -17.72%
        1999 .............................     0.80%      385,372    14.012663       5,400,088        0.94%        3.44%

     Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
        2003 .............................     0.80%       40,642    14.010381         569,410        0.00%       40.10% 5/1/03

     Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
        2003 .............................     0.80%      100,700    11.692079       1,177,392        0.00%       56.53%
        2002 .............................     0.80%       10,466     7.469351          78,174        0.00%      -25.31% 5/1/02

     Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
        2003 .............................     0.80%       47,169    12.240997         577,396        0.20%       22.41% 5/1/03

     Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
        2003 .............................     0.80%        8,003    13.286230         106,330        0.12%       32.86% 5/1/03

                                             Contract                                             Investment
                                             Expense       Units        Unit       Contract         Income       Total
                                              Rate*                 Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class I
        2003 .............................     0.80%       22,318   $13.198462       $294,563        0.79%       31.98% 5/1/03

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 .............................     0.80%       74,580    11.276219        840,980        0.66%       63.95%
        2002 .............................     0.80%       29,904     6.877883        205,676        0.17%      -15.91%
        2001  ............................     0.80%       23,612     8.178748        193,117        0.52%       -5.94%
        2000 .............................     0.80%        1,063     8.695491          9,243        0.00%      -13.05% 10/2/00

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 .............................     0.80%       19,256    12.092670        232,856        0.88%       40.33%
        2002 .............................     0.80%        3,345     8.617613         28,826        0.08%      -13.82% 5/1/02

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 .............................     0.80%       22,955    11.249287        258,227        0.00%       35.61%
        2002 .............................     0.80%        3,831     8.295539         31,780        0.00%      -17.04% 5/1/02

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 .............................     0.80%      304,934     2.982846        909,571        0.00%       54.00%
        2002 .............................     0.80%      113,725     1.936951        220,280        0.59%      -43.24%
        2001  ............................     0.80%       86,686     3.412440        295,811        0.00%      -43.18%
        2000 .............................     0.80%       46,652     6.005978        280,191        0.00%      -39.94% 10/2/00

     Gartmore GVIT Global Utilities Fund - Class I
        2003 .............................     0.80%        6,211    10.629478         66,020        0.70%       23.06%
        2002 .............................     0.80%        1,341     8.637451         11,583        0.54%      -13.63% 5/1/02

     Gartmore GVIT Government Bond Fund - Class I
        2003 .............................     0.80%      448,119    23.180734     10,387,727        3.14%        1.19%
        2002 .............................     0.80%      575,815    22.908666     13,191,154        4.42%       10.10%
        2001  ............................     0.80%      492,674    20.807253     10,251,193        5.12%        6.40%
        2000 .............................     0.80%      359,189    19.556523      7,024,488        5.25%       11.65%
        1999 .............................     0.80%      402,906    17.516435      7,057,477        5.74%       -3.13%

     Gartmore GVIT Growth Fund - Class I
        2003 .............................     0.80%      936,407    15.849998     14,842,049        0.02%       31.68%
        2002 .............................     0.80%      969,929    12.036520     11,674,570        0.00%      -29.29%
        2001  ............................     0.80%      950,129    17.022307     16,173,388        0.00%      -28.71%
        2000 .............................     0.80%      952,662    23.877962     22,747,627        0.18%      -27.12%
        1999 .............................     0.80%    1,104,444    32.761545     36,183,292        0.66%        3.45%

     Gartmore GVIT ID Aggressive Fund
        2003 .............................     0.80%       45,840    10.818285        495,910        1.41%       30.82%
        2002 .............................     0.80%       17,710     8.269753        146,457        1.83%      -17.30% 1/25/02

     Gartmore GVIT ID Conservative Fund
        2003 .............................     0.80%       27,042    10.678769        288,775        2.37%        7.05%
        2002 .............................     0.80%       21,249     9.975795        211,976        2.80%       -0.24% 1/25/02

     Gartmore GVIT ID Moderate Fund
        2003 .............................     0.80%      153,659    10.804715      1,660,242        2.06%       19.10%
        2002 .............................     0.80%       44,700     9.072331        405,533        1.72%       -9.28% 1/25/02

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 .............................     0.80%      180,393    10.833658      1,954,316        1.54%       25.64%
        2002 .............................     0.80%       94,483     8.623105        814,737        1.55%      -13.77% 1/25/02

     Gartmore GVIT ID Moderately Conservative Fund
        2003 .............................     0.80%       40,296    10.795210        435,004        2.34%       12.79%
        2002 .............................     0.80%       18,773     9.570814        179,673        2.35%       -4.29% 1/25/02

     Gartmore GVIT International Growth Fund - Class I
        2003 .............................     0.80%        5,733     6.618892         37,946        0.00%       34.54%
        2002 .............................     0.80%        7,532     4.919535         37,054        0.00%      -24.71%
        2001  ............................     0.80%        8,456     6.534130         55,253        0.09%      -29.22%
        2000 .............................     0.80%          453     9.231934          4,182        0.00%       -7.68% 10/2/00

     Gartmore GVIT Money Market Fund - Class I
        2003 .............................     0.80%    1,224,466    15.008153     18,376,973        0.63%       -0.18%
        2002 .............................     0.80%    1,963,625    15.035122     29,523,341        1.26%        0.40%
        2001  ............................     0.80%    1,991,692    14.974957     29,825,502        3.57%        2.77%
        2000 .............................     0.80%    2,268,467    14.571330     33,054,581        5.53%        5.18%
        1999 .............................     0.80%    2,312,418    13.853330     32,034,690        5.04%        4.01%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                             Contract                                             Investment
                                             Expense                   Unit         Contract        Income       Total
                                              Rate*       Units     Fair Value   Owners' Equity      Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
       2003 ..............................     0.80%        6,691   $10.457551     $   69,971        0.19%       24.39%
       2002 ..............................     0.80%       12,664     8.407288        106,470        1.18%      -15.93% 5/1/02

     Gartmore GVIT Small Cap Growth Fund - Class I
       2003 ..............................     0.80%      191,617     6.296628      1,206,541        0.00%       33.20%
       2002 ..............................     0.80%      202,182     4.727311        955,777        0.00%      -33.82%
       2001  .............................     0.80%      146,635     7.143137      1,047,434        0.00%      -11.55%
       2000 ..............................     0.80%       85,563     8.076240        691,027        0.00%      -19.24% 5/1/00

     Gartmore GVIT Small Cap Value Fund - Class I
       2003 ..............................     0.80%      566,915    17.129814      9,711,149        0.00%       55.61%
       2002 ..............................     0.80%      581,061    11.008455      6,396,584        0.01%      -27.74%
       2001  .............................     0.80%      679,631    15.235359     10,354,422        0.03%       27.25%
       2000 ..............................     0.80%      275,697    11.972833      3,300,874        0.00%       10.32%
       1999 ..............................     0.80%      165,130    10.852975      1,792,152        0.00%       26.82%

     Gartmore GVIT Small Company Fund - Class I
       2003 ..............................     0.80%      812,594    26.603797     21,618,086        0.00%       39.89%
       2002 ..............................     0.80%      877,427    19.017572     16,686,531        0.00%      -17.99%
       2001  .............................     0.80%      928,089    23.188796     21,521,266        0.10%       -7.45%
       2000 ..............................     0.80%      998,068    25.056031     25,007,623        0.03%        8.03%
       1999 ..............................     0.80%      907,754    23.192622     21,053,195        0.00%       42.87%

     Gartmore GVIT Total Return Fund - Class I
       2003 ..............................     0.80%    2,115,628    30.907637     65,389,062        0.56%       26.50%
       2002 ..............................     0.80%    2,203,258    24.433418     53,833,124        0.85%      -18.01%
       2001  .............................     0.80%    2,295,929    29.801440     68,421,990        0.74%      -12.53%
       2000 ..............................     0.80%    2,359,054    34.069071     80,370,778        0.63%       -2.90%
       1999 ..............................     0.80%    2,622,351    35.085217     92,005,754        0.65%        6.09%

     Gartmore GVIT U.S. Growth Leaders Fund - Class I
       2003 ..............................     0.80%       55,080    12.349314        680,200        0.00%       50.93%
       2002 ..............................     0.80%        3,205     8.182356         26,224        0.00%      -18.18% 5/1/02

     Janus AS - Balanced Portfolio - Service Shares
       2003 ..............................     0.80%        2,548    10.971897         27,956        4.49%        9.72% 5/1/03

     Janus AS - Capital Appreciation Portfolio - Service Shares
       2003 ..............................     0.80%      331,505     6.087370      2,017,994        0.25%       19.28%
       2002 ..............................     0.80%      358,288     5.103609      1,828,562        0.30%      -16.60%
       2001  .............................     0.80%      350,620     6.119334      2,145,561        0.91%      -22.46%
       2000 ..............................     0.80%      297,781     7.891490      2,349,936        1.33%      -21.09% 5/1/00

     Janus AS - Global Technology Portfolio - Service Shares
       2003 ..............................     0.80%      262,295     3.569999        936,393        0.00%       45.31%
       2002 ..............................     0.80%      276,903     2.456849        680,309        0.00%      -41.40%
       2001  .............................     0.80%      346,031     4.192814      1,450,844        0.56%      -37.82%
       2000 ..............................     0.80%      259,751     6.742955      1,751,489        1.21%      -32.57% 5/1/00

     Janus AS - International Growth Portfolio - Service Shares
       2003 ..............................     0.80%      186,894     5.905539      1,103,710        0.99%       33.46%
       2002 ..............................     0.80%      219,129     4.424879        969,619        0.67%      -26.35%
       2001  .............................     0.80%      227,552     6.008001      1,367,133        0.70%      -24.04%
       2000 ..............................     0.80%      174,672     7.909816      1,381,623        6.25%      -20.90% 5/1/00

     Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
       2003 ..............................     0.80%          649    12.236775          7,942        0.30%       22.37% 5/1/03

     MAS GVIT Multi Sector Bond Fund - Class I
       2003 ..............................     0.80%       67,316    12.760526        858,988        5.47%       11.22%
       2002 ..............................     0.80%       94,053    11.472904      1,079,061        4.53%        6.35%
       2001  .............................     0.80%       55,247    10.787560        595,980        8.29%        3.35%
       2000 ..............................     0.80%        3,000    10.437484         31,312        8.52%        4.37% 5/1/00

     MFS VIT - MFS Investors Growth Stock Series - Initial Class
       2003 ..............................     0.80%        3,685    11.536092         42,510        0.00%       15.36% 5/1/03

     MFS VIT - MFS Value Series - Initial Class
       2003 ..............................     0.80%        3,296    12.301954         40,547        0.00%       23.02% 5/1/03

                                             Contract                                             Investment
                                             Expense                   Unit         Contract        Income       Total
                                              Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Neuberger Berman AMT - Balanced Portfolio
        2003 .............................     0.80%        3,028   $21.268673     $   64,402        1.91%       15.35%
        2002 .............................     0.80%        2,497    18.438130         46,040        4.01%      -17.81%
        2001  ............................     0.80%          636    22.433930         14,268        0.00%       -3.34% 6/15/01

     Neuberger Berman AMT - Fasciano Portfolio
        2003 .............................     0.80%          854    12.540843         10,710        0.00%       25.41% 5/1/03

     Neuberger Berman AMT - Growth Portfolio
        2003 .............................     0.80%      637,363    20.381526     12,990,431        0.00%       30.35%
        2002 .............................     0.80%      698,803    15.635481     10,926,121        0.00%      -31.71%
        2001  ............................     0.80%      800,152    22.896752     18,320,882        0.00%      -30.92%
        2000 .............................     0.80%      793,907    33.145055     26,314,091        0.00%      -12.36%
        1999 .............................     0.80%      660,524    37.818375     24,979,944        0.00%       49.20%

     Neuberger Berman AMT - Guardian Portfolio
        2003 .............................     0.80%      143,460     9.928356      1,424,322        0.84%       30.71%
        2002 .............................     0.80%      161,292     7.595581      1,225,106        0.80%      -27.04%
        2001  ............................     0.80%      196,852    10.409898      2,049,209        0.47%       -2.30%
        2000 .............................     0.80%      149,159    10.654639      1,589,235        0.59%        0.33%
        1999 .............................     0.80%      181,217    10.619652      1,924,461        0.29%       14.02%

     Neuberger Berman AMT - Limited Maturity Bond Portfolio
        2003 .............................     0.80%      195,325    18.158640      3,546,836        4.41%        1.61%
        2002 .............................     0.80%      225,668    17.871272      4,032,974        4.91%        4.50%
        2001  ............................     0.80%      178,198    17.101800      3,047,507        5.78%        7.91%
        2000 .............................     0.80%      141,846    15.848178      2,248,001        6.96%        5.94%
        1999 .............................     0.80%      203,409    14.959827      3,042,963        5.57%        0.67%

     Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S
        2003 .............................     0.80%       17,581    12.256991        215,490        0.00%       22.57% 5/1/03

     Neuberger Berman AMT - Partners Portfolio
        2003 .............................     0.80%      637,464    24.324378     15,505,915        0.00%       34.01%
        2002 .............................     0.80%      728,943    18.150798     13,230,897        0.53%      -24.75%
        2001  ............................     0.80%      777,174    24.119941     18,745,391        0.38%       -3.61%
        2000 .............................     0.80%      781,588    25.022294     19,557,125        0.79%       -0.01%
        1999 .............................     0.80%    1,008,241    25.046437     25,252,845        1.20%        6.51%

     Neuberger Berman AMT - Socially Responsive Portfolio
        2003 .............................     0.80%        3,251    12.308850         40,016        0.00%       23.09% 5/1/03

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .............................     0.80%      315,600     4.735882      1,494,644        0.00%       24.59%
        2002 .............................     0.80%      279,004     3.801151      1,060,536        0.65%      -28.37%
        2001  ............................     0.80%      298,688     5.306432      1,584,968        0.87%      -31.82%
        2000 .............................     0.80%      313,898     7.782869      2,443,027        0.00%      -22.17% 5/1/00

     Oppenheimer Bond Fund/VA- Initial Class
        2003 .............................     0.80%      422,466    22.815950      9,638,963        5.67%        5.93%
        2002 .............................     0.80%      492,395    21.538984     10,605,688        7.25%        8.21%
        2001  ............................     0.80%      499,632    19.904727      9,945,039        7.04%        6.92%
        2000 .............................     0.80%      480,377    18.615856      8,942,629        7.66%        5.26%
        1999 .............................     0.80%      520,266    17.686402      9,201,634        4.68%       -2.30%

     Oppenheimer Capital Appreciation Fund/VA- Initial Class
        2003 .............................     0.80%      796,583    14.618573     11,644,907        0.38%       29.90%
        2002 .............................     0.80%      847,094    11.253616      9,532,871        0.64%      -27.44%
        2001  ............................     0.80%      859,711    15.509895     13,334,027        0.64%      -13.28%
        2000 .............................     0.80%      796,536    17.884539     14,245,679        0.12%       -1.02%
        1999 .............................     0.80%      535,283    18.069110      9,672,087        0.17%       40.53%

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003 .............................     0.80%      941,453    29.065271     27,363,587        0.76%       41.88%
        2002 .............................     0.80%    1,001,953    20.485514     20,525,522        0.56%      -22.76%
        2001  ............................     0.80%    1,078,042    26.520512     28,590,226        0.69%      -12.74%
        2000 .............................     0.80%    1,096,887    30.393395     33,338,120        0.27%        4.26%
        1999 .............................     0.80%    1,018,848    29.152831     29,702,304        0.92%       57.22%

     Oppenheimer High Income Fund/VA- Initial Class
        2003 .............................     0.80%       12,557    11.122220        139,662        0.00%       11.22% 5/1/03

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                             Contract                                             Investment
                                              Expense                   Unit         Contract       Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003 .............................     0.80%     114,284    $ 8.128407     $   928,947       0.90%       25.71%
        2002 .............................     0.80%     111,681      6.466008         722,130       0.65%      -19.44%
        2001 .............................     0.80%      73,856      8.026816         592,829       0.41%      -10.88%
        2000 .............................     0.80%      33,482      9.006749         301,564       0.00%       -9.93% 5/1/00

     Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
        2003 .............................     0.80%      26,396     13.796198         364,164       0.00%       37.96% 5/1/03

     Oppenheimer Multiple Strategies Fund/VA - Initial Class
        2003 .............................     0.80%     378,776     29.695890      11,248,090       2.82%       23.96%
        2002 .............................     0.80%     393,230     23.955594       9,420,058       3.60%      -11.12%
        2001 .............................     0.80%     394,571     26.951432      10,634,253       3.96%        1.40%
        2000 .............................     0.80%     412,843     26.579650      10,973,222       4.57%        5.59%
        1999 .............................     0.80%     437,927     25.171538      11,023,296       3.30%       10.91%

     Putnam VT Growth & Income Fund - IB Shares
        2003 .............................     0.80%       1,210     12.359054          14,954       0.00%       23.59% 5/1/03

     Putnam VT International Equity Fund - IB Shares
        2003 .............................     0.80%       4,931     12.730633          62,775       0.00%       27.31% 5/1/03

     Putnam VT Voyager Fund - IB Shares
        2003 .............................     0.80%       1,238     11.790763          14,597       0.00%        7.91% 5/1/03

     Strong GVIT Mid Cap Growth Fund - Class I
        2003 .............................     0.80%     398,980      4.868865       1,942,580       0.00%       39.02%
        2002 .............................     0.80%     250,537      3.502288         877,453       0.00%      -37.52%
        2001 .............................     0.80%     146,210      5.605279         819,548       0.00%      -30.87%
        2000 .............................     0.80%      76,685      8.108035         621,765       0.00%      -18.92% 5/1/00

     Strong Opportunity Fund II, Inc.
        2003 .............................     0.80%     690,716     40.347502      27,868,665       0.07%       35.92%
        2002 .............................     0.80%     826,619     29.685674      24,538,742       0.38%      -27.40%
        2001 .............................     0.80%     901,762     40.890795      36,873,765       0.59%       -4.48%
        2000 .............................     0.80%     877,807     42.709091      37,490,339       0.00%        5.75%
        1999 .............................     0.80%     898,106     40.478200      36,353,714       0.00%       33.83%

     Strong VIF - Strong Discovery Fund II
        2003 .............................     0.80%     240,474     26.133664       6,284,467       0.00%       38.32%
        2002 .............................     0.80%     264,753     18.893884       5,002,212       0.00%      -12.72%
        2001 .............................     0.80%     269,121     21.646818       5,825,613       0.72%        3.25%
        2000 .............................     0.80%     271,144     20.965624       5,684,703       0.00%        3.57%
        1999 .............................     0.80%     296,260     20.243703       5,997,399       0.00%        4.25%

     Strong VIF - Strong International Stock Fund II
        2002 .............................     0.80%     199,430      5.696130       1,135,979       4.04%      -27.13%
        2001 .............................     0.80%     213,256      7.816872       1,666,995       0.00%      -22.76%
        2000 .............................     0.80%     210,636     10.120684       2,131,780       0.00%      -40.00%
        1999 .............................     0.80%     219,407     16.868902       3,701,155       0.17%       85.71%

     Turner GVIT Growth Focus Fund - Class I
        2003 .............................     0.80%     103,819     3.251119          337,528       0.00%       49.76%
        2002 .............................     0.80%      80,828     2.170866          175,467       0.00%      -43.31%
        2001 .............................     0.80%      50,607     3.829622          193,806       0.00%      -39.52%
        2000 .............................     0.80%       7,806     6.332010           49,428       0.00%      -36.68%

     Van Eck WIT - Worldwide Bond Fund
        2003 .............................     0.80%     159,535     18.848928       3,007,064       1.75%       17.22%
        2002 .............................     0.80%     198,934     16.079714       3,198,802       0.00%       20.69%
        2001 .............................     0.80%     120,008     13.323421       1,598,917       4.39%       -5.86%
        2000 .............................     0.80%     123,195     14.152095       1,743,467       4.90%        1.06%
        1999 .............................     0.80%     143,676     14.003753       2,012,003       4.31%       -8.56%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 .............................     0.80%     401,918      9.497431       3,817,188       0.11%       52.96%
        2002 .............................     0.80%     444,801      6.209058       2,761,795       0.20%       -3.68%
        2001 .............................     0.80%     444,368      6.445985       2,864,389       0.00%       -2.60%
        2000 .............................     0.80%     443,771      6.617911       2,936,837       0.00%      -42.33%
        1999 .............................     0.80%     576,742     11.474995       6,618,112       0.00%       98.69%

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Van Eck WIT - Worldwide Hard Assets Fund
        2003 .............................     0.80%     173,612    $19.968789      $3,466,821       0.48%       43.92%
        2002 .............................     0.80%     254,426     13.874598       3,530,058       0.68%       -3.61%
        2001 .............................     0.80%     176,699     14.394010       2,543,407       1.21%      -11.16%
        2000 .............................     0.80%     186,255     16.202639       3,017,823       1.12%       10.52%
        1999 .............................     0.80%     206,979     14.660562       3,034,428       1.47%       20.04%

     Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
        2003 .............................     0.80%       2,958     10.179170          30,110       0.00%        1.79% 5/1/03

     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003 .............................     0.80%     113,201     14.874690       1,683,830       0.00%       26.85%
        2002 .............................     0.80%      79,485     11.726545         932,084       6.91%        8.35%
        2001 .............................     0.80%      74,719     10.822665         808,659       9.40%        9.22%
        2000 .............................     0.80%      62,323      9.909218         617,572      12.32%       10.50%
        1999 .............................     0.80%      43,728      8.967304         392,122      16.19%       28.35%

     Van Kampen UIF - U.S. Real Estate Portfolio
        2003 .............................     0.80%     336,013     28.319843       9,515,835       0.00%       36.42%
        2002 .............................     0.80%     355,742     20.759770       7,385,122       3.29%       -1.58%
        2001 .............................     0.80%     313,717     21.092541       6,617,089       3.98%        8.96%
        2000 .............................     0.80%     277,285     19.357784       5,367,623       8.22%       27.04%
        1999 .............................     0.80%     246,788     15.237208       3,760,360       6.87%       -4.14%

  Single Premium contracts issued on or after April 16, 1990

     American Century VP Balanced Fund - Class I
        2003 .............................     1.30%      36,906     19.550372         721,526       2.53%       17.92%
        2002 .............................     1.30%      36,064     16.579698         597,930       2.63%      -10.73%
        2001 .............................     1.30%      27,610     18.571841         512,769       2.81%       -4.79%
        2000 .............................     1.30%      29,587     19.506844         577,149       2.45%       -3.90%
        1999 .............................     1.30%      36,043     20.298769         731,629       1.78%        8.64%

     American Century VP Capital Appreciation Fund - Class I
        2003 .............................     1.30%      85,342     17.111726       1,460,349       0.00%       18.92%
        2002 .............................     1.30%      83,334     14.389339       1,199,121       0.00%      -22.22%
        2001 .............................     1.30%      93,041     18.500029       1,721,261       0.00%      -29.00%
        2000 .............................     1.30%     156,838     26.057031       4,086,733       0.00%        7.63%
        1999 .............................     1.30%     134,822     24.209204       3,263,933       0.00%       62.40%

     American Century VP Income & Growth Fund - Class I
        2003 .............................     1.30%      21,876     10.229575         223,782       1.30%       27.68%
        2002 .............................     1.30%      18,481      8.011655         148,063       1.10%      -20.41%
        2001 .............................     1.30%      40,468     10.066594         407,375       0.81%       -9.54%
        2000 .............................     1.30%      48,794     11.128733         543,015       0.55%      -11.76%
        1999 .............................     1.30%      53,220     12.612413         671,233       0.02%       16.50%

     American Century VP International Fund - Class I
        2003 .............................     1.30%      52,719     14.478934         763,315       0.75%       22.90%
        2002 .............................     1.30%      67,411     11.780758         794,153       0.79%      -21.40%
        2001 .............................     1.30%     105,515     14.988556       1,581,517       0.09%      -30.10%
        2000 .............................     1.30%     126,911     21.441430       2,721,153       0.14%      -17.90%
        1999 .............................     1.30%     162,982     26.114709       4,256,228       0.00%       61.93%

     American Century VP Ultra Fund - Class I
        2003 .............................     1.30%       1,710      9.824442          16,800       0.00%       23.29%
        2002 .............................     1.30%         739      7.968770           5,889       0.46%      -20.31% 5/1/02

     American Century VP Value Fund - Class I
        2003 .............................     1.30%      85,452     18.224277       1,557,301       1.09%       27.29%
        2002 .............................     1.30%      94,957     14.316630       1,359,464       0.90%      -13.75%
        2001 .............................     1.30%     123,905     16.598988       2,056,698       0.95%       11.36%
        2000 .............................     1.30%      57,614     14.906133         858,802       0.73%       16.63%
        1999 .............................     1.30%      26,781     12.781220         342,294       0.93%       -2.13%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2003 .............................     1.30%      10,616     10.300420         109,349       0.00%       45.75%
        2002 .............................     1.30%       5,188      7.067052          36,664       0.00%      -35.01%
        2001 .............................     1.30%       7,002     10.873870          76,139       0.00%      -29.56%
        2000 .............................     1.30%      11,974     15.438040         184,855       0.00%      -19.98%
        1999 .............................     1.30%      88,739     19.293144       1,712,054       0.00%       61.39%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Credit Suisse Trust - International Focus Portfolio
        2003 .............................     1.30%      33,394    $10.250133     $   342,293       0.49%       31.37%
        2002 .............................     1.30%      49,680      7.802280         387,617       0.00%      -20.94%
        2001 .............................     1.30%      55,979      9.868857         552,449       0.00%      -23.29%
        2000 .............................     1.30%      66,083     12.864457         850,122       0.45%      -26.85%
        1999 .............................     1.30%      81,838     17.586224       1,439,221       0.93%       51.45%

     Credit Suisse Trust - Small Cap Growth Portfolio
        2003 .............................     1.30%      49,309     16.420586         809,683       0.00%       46.63%
        2002 .............................     1.30%      54,671     11.198504         612,233       0.00%      -34.55%
        2001 .............................     1.30%      82,230     17.109846       1,406,943       0.00%      -17.10%
        2000 .............................     1.30%     118,070     20.639565       2,436,913       0.00%      -19.17%
        1999 .............................     1.30%     114,996     25.533360       2,936,234       0.00%       66.90%

     Dreyfus GVIT Mid Cap Index Fund - Class I
        2003 .............................     1.30%      76,418     11.286523         862,494       0.49%       32.91%
        2002 .............................     1.30%      48,885      8.491590         415,111       0.42%      -16.40%
        2001 .............................     1.30%      41,031     10.157238         416,762       0.54%       -2.59%
        2000 .............................     1.30%      10,564     10.427067         110,152       0.56%        4.27% 5/1/00

     Dreyfus IP - European Equity Portfolio
        2001 .............................     1.30%       2,993      6.578172          19,688       0.84%      -29.06%
        2000 .............................     1.30%       5,683      9.273374          52,701       0.42%       -7.27% 5/1/00

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 .............................     1.30%      14,581     10.347973         150,884       0.33%       36.00%

     Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
        2003 .............................     1.30%      11,971     20.741572         248,297       0.11%       24.38%
        2002 .............................     1.30%      13,724     16.676328         228,866       0.21%      -29.86%
        2001 .............................     1.30%      22,613     23.777410         537,679       0.06%      -23.58%
        2000 .............................     1.30%      33,067     31.114958       1,028,878       0.81%      -12.18%
        1999 .............................     1.30%      31,488     35.428815       1,115,583       0.02%       28.40%

     Dreyfus Stock Index Fund
        2003 .............................     1.30%     181,645     24.553549       4,460,029       1.51%       26.71%
        2002 .............................     1.30%     179,477     19.378177       3,477,937       1.31%      -23.37%
        2001 .............................     1.30%     215,776     25.286872       5,456,300       1.06%      -13.32%
        2000 .............................     1.30%     248,888     29.173405       7,260,910       0.96%      -10.45%
        1999 .............................     1.30%     315,343     32.576553      10,272,788       1.11%       19.05%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 .............................     1.30%      71,606     12.441321         890,873       1.40%       19.61%
        2002 .............................     1.30%      74,627     10.401947         776,266       1.14%      -17.79%
        2001 .............................     1.30%      80,268     12.653068       1,015,636       0.84%      -10.49%
        2000 .............................     1.30%      69,804     14.135555         986,718       0.63%       -1.93%
        1999 .............................     1.30%      81,279     14.413356       1,171,503       0.70%       10.02%

     Dreyfus VIF - Growth and Income Portfolio - Initial Shares
        2003 .............................     1.30%      19,988     11.857652         237,011       0.84%       24.94%
        2002 .............................     1.30%      13,957      9.490878         132,464       0.60%      -26.29%
        2001 .............................     1.30%      12,109     12.876695         155,924       0.50%       -7.07%
        2000 .............................     1.30%      16,818     13.856323         233,036       0.61%       -5.02%
        1999 .............................     1.30%       9,941     14.588194         145,021       0.65%       15.38%

     Federated Quality Bond Fund II - Primary Shares
        2003 .............................     1.30%      11,443     11.041537         126,348       3.93%        3.29%
        2002 .............................     1.30%       4,830     10.689420          51,630       0.00%        6.89% 5/1/02

     Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
        2003 .............................     1.30%     228,092     37.815050       8,625,310       1.80%       28.65%
        2002 .............................     1.30%     242,191     29.394119       7,118,991       1.77%      -18.02%
        2001 .............................     1.30%     292,636     35.855591      10,492,637       1.70%       -6.19%
        2000 .............................     1.30%     304,863     38.221825      11,652,420       1.65%        7.03%
        1999 .............................     1.30%     395,355     35.712129      14,118,969       1.45%        4.96%


                                             Contract                                            Investment
                                              Expense                 Unit         Contract        Income       Total
                                               Rate*     Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   -----------   --------------   ----------   ---------
     Fidelity(R) VIP - Growth Portfolio: Initial Class
        2003 .............................     1.30%    224,376    $34.977889     $ 7,848,199        0.27%       31.13%
        2002 .............................     1.30%    239,109     26.673304       6,377,827        0.25%      -31.01%
        2001  ............................     1.30%    283,815     38.662344      10,972,953        0.08%      -18.72%
        2000 .............................     1.30%    342,658     47.567395      16,299,348        0.12%      -12.12%
        1999 .............................     1.30%    355,884     54.130524      19,264,187        0.15%       35.66%

     Fidelity(R) VIP - High Income Portfolio: Initial Class
        2003 .............................     1.30%    136,028     25.234771       3,432,635        5.94%       25.62%
        2002 .............................     1.30%    160,671     20.087809       3,227,528        9.29%        2.11%
        2001  ............................     1.30%     93,229     19.673202       1,834,113       13.67%      -12.88%
        2000 .............................     1.30%    100,049     22.581448       2,259,251        7.66%      -23.47%
        1999 .............................     1.30%    105,520     29.506936       3,113,572        9.63%        6.76%

     Fidelity(R) VIP - Overseas Portfolio: Initial Class
        2003 .............................     1.30%    111,937     16.898456       1,891,562        0.83%       41.52%
        2002 .............................     1.30%    129,046     11.940760       1,540,907        0.83%      -21.31%
        2001  ............................     1.30%    150,144     15.174561       2,278,369        5.37%      -22.19%
        2000 .............................     1.30%    168,125     19.502680       3,278,888        1.56%      -20.15%
        1999 .............................     1.30%    213,601     24.423718       5,216,931        1.25%       40.79%

     Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
        2003 .............................     1.30%    143,073     28.002882       4,006,456        3.62%       16.45%
        2002 .............................     1.30%    165,830     24.046655       3,987,657        3.98%       -9.91%
        2001  ............................     1.30%    187,390     26.691052       5,001,636        4.21%       -5.34%
        2000 .............................     1.30%    201,334     28.195602       5,676,733        3.30%       -5.16%
        1999 .............................     1.30%    211,956     29.730624       6,301,584        3.18%        9.66%

     Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
        2003 .............................     1.30%    185,397     23.157613       4,293,352        0.46%       26.81%
        2002 .............................     1.30%    199,804     18.262213       3,648,863        0.85%      -10.52%
        2001  ............................     1.30%    215,185     20.409441       4,391,806        0.78%      -13.39%
        2000 .............................     1.30%    250,535     23.563410       5,903,459        0.36%       -7.82%
        1999 .............................     1.30%    290,335     25.563198       7,421,891        0.43%       22.65%

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
        2003 .............................     1.30%     18,158      9.465516         171,875        0.74%       28.20%
        2002 .............................     1.30%     15,005      7.383595         110,791        1.07%      -22.86%
        2001  ............................     1.30%     17,924      9.571123         171,553        0.38%      -15.53%
        2000 .............................     1.30%     19,392     11.331281         219,736        1.30%      -18.13%
        1999 .............................     1.30%     21,868     13.841079         302,677        0.94%        2.93%

     Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
        2003 .............................     1.30%     40,013     11.594984         463,950        0.00%       55.76%
        2002 .............................     1.30%      1,517      7.444367          11,293        0.00%      -25.56% 5/1/02

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 .............................     1.30%     31,749     11.094534         352,240        0.66%       63.13%
        2002 .............................     1.30%      2,303      6.800904          15,662        0.17%      -16.33%
        2001  ............................     1.30%      1,128      8.127810           9,168        0.52%       -6.42%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 .............................     1.30%      8,059     11.992233          96,645        0.88%       39.63%
        2002 .............................     1.30%      3,861      8.588804          33,161        0.08%      -14.11% 5/1/02

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 .............................     1.30%     22,102     11.155813         246,566        0.00%       34.93%
        2002 .............................     1.30%     13,221      8.267793         109,308        0.00%      -17.32% 5/1/02

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 .............................     1.30%     49,780      2.934687         146,089        0.00%       53.23%
        2002 .............................     1.30%      7,189      1.915215          13,768        0.59%      -43.52%
        2001  ............................     1.30%     13,394      3.391119          45,421        0.00%      -43.47%
        2000 .............................     1.30%     18,398      5.998698         110,364        0.00%      -40.01% 10/2/00

     Gartmore GVIT Global Utilities Fund - Class I
        2003 .............................     1.30%      6,218     10.541163          65,545        0.70%       22.45%
        2002 .............................     1.30%      2,573      8.608580          22.150        0.54%      -13.91% 5/1/02

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Gartmore GVIT Government Bond Fund - Class I
        2003 .............................     1.30%      125,005   $23.935432     $ 2,992,049       3.14%         0.68%
        2002 .............................     1.30%      222,251    23.773114       5,283,598       4.42%         9.55%
        2001  ............................     1.30%      253,883    21.700608       5,509,415       5.12%         5.86%
        2000 .............................     1.30%      188,357    20.498919       3,861,115       5.25%        11.09%
        1999 .............................     1.30%      240,383    18.452016       4,435,551       5.74%        -3.61%

     Gartmore GVIT Growth Fund - Class I
        2003 .............................     1.30%       25,825    14.949958         386,083       0.02%        31.03%
        2002 .............................     1.30%       29,222    11.409842         333,418       0.00%       -29.64%
        2001  ............................     1.30%       37,694    16.217110         611,288       0.00%       -29.07%
        2000 .............................     1.30%       45,948    22.863519       1,050,533       0.18%       -27.48%
        1999 .............................     1.30%       62,075    31.526314       1,956,996       0.66%         2.93%

     Gartmore GVIT ID Conservative Fund
        2003 .............................     1.30%        2,945    10.576130          31,147       2.37%         6.51%

     Gartmore GVIT ID Moderate Fund
        2003 .............................     1.30%       32,069    10.700865         343,166       2.06%        18.50%
        2002 .............................     1.30%          265     9.030143           2,393       1.72%        -9.70% 1/25/02

     Gartmore GVIT ID Moderately Conservative Fund
        2003 .............................     1.30%        3,555    10.691448          38,008       2.34%        12.23%
        2002 .............................     1.30%           99     9.526311             943       2.35%        -4.74% 1/25/02

     Gartmore GVIT International Growth Fund - Class I
        2003 .............................     1.30%        4,222     6.512199          27,495       0.00%        33.87%
        2002 .............................     1.30%        3,701     4.864470          18,003       0.00%       -25.09%

     Gartmore GVIT Money Market Fund - Class I
        2003 .............................     1.30%      388,834    14.800105       5,754,784       0.63%        -0.68%
        2002 .............................     1.30%      594,197    14.901808       8,854,610       1.26%        -0.10%
        2001  ............................     1.30%      788,057    14.917365      11,755,734       3.57%         2.25%
        2000 .............................     1.30%      857,846    14.589227      12,515,310       5.53%         4.66%
        1999 .............................     1.30%    1,082,615    13.940225      15,091,897       5.04%         3.49%

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
        2003 .............................     1.30%        3,455    10.370684          35,831       0.19%        23.77%
        2002 .............................     1.30%          178     8.379188           1,491       1.18%       -16.21% 5/1/02

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 .............................     1.30%       28,379     6.182099         175,442       0.00%        32.53%
        2002 .............................     1.30%       23,644     4.664552         110,289       0.00%       -34.15%
        2001  ............................     1.30%       10,664     7.083730          75,541       0.00%       -12.00%
        2000 .............................     1.30%        3,122     8.049546          25,131       0.00%       -29.07% 5/1/00

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 .............................     1.30%      130,023    16.651092       2,165,025       0.00%        54.83%
        2002 .............................     1.30%       95,522    10.754320       1,027,274       0.01%       -28.11%
        2001  ............................     1.30%      193,975    14.958425       2,901,560       0.03%        26.61%
        2000 .............................     1.30%      236,917    11.814503       2,799,057       0.00%         9.77%
        1999 .............................     1.30%       23,585    10.762831         253,841       0.00%        26.19%

     Gartmore GVIT Small Company Fund - Class I
        2003 .............................     1.30%       40,659    25.536562       1,038,291       0.00%        39.19%
        2002 .............................     1.30%       38,599    18.345997         708,137       0.00%       -18.40%
        2001  ............................     1.30%       42,033    22.482240         944,996       0.10%        -7.92%
        2000 .............................     1.30%       74,796    24.415235       1,826,162       0.03%         7.50%
        1999 .............................     1.30%       66,890    22.712185       1,519,218       0.00%        42.16%

     Gartmore GVIT Total Return Fund - Class I
        2003 .............................     1.30%       66,484    31.265566       2,078,660       0.56%        25.87%
        2002 .............................     1.30%       72,057    24.840096       1,789,903       0.85%       -18.42%
        2001  ............................     1.30%       91,363    30.449581       2,781,965       0.74%       -12.97%
        2000 .............................     1.30%      103,521    34.985736       3,621,758       0.63%        -3.38%
        1999 .............................     1.30%      115,322    36.208762       4,175,667       0.65%         5.56%

     Gartmore GVIT U.S. Growth Leaders Fund - Class I
        2003 .............................     1.30%       16,491    12.246750         201,961       0.00%        50.17%
        2002 .............................     1.30%        4,697     8.154993          38,304       0.00%       -18.45% 5/1/02

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 .............................     1.30%     13,360   $ 5.976684     $   79,848        0.25%        18.68%
        2002 .............................     1.30%     10,536     5.035896         53,058        0.30%       -17.02%
        2001  ............................     1.30%     15,561     6.068452         94,431        0.91%       -22.85%
        2000 .............................     1.30%     22,133     7.865419        174,085        1.33%       -21.35% 5/1/00

     Janus AS - Global Technology Portfolio - Service Shares
        2003 .............................     1.30%     36,630     3.505015        128,389        0.00%        44.58%
        2002 .............................     1.30%     22,402     2.424192         54,307        0.00%       -41.70%
        2001  ............................     1.30%     44,468     4.157888        184,893        0.56%       -38.13%
        2000 .............................     1.30%     52,739     6.720656        354,441        1.21%       -32.79% 5/1/00

     Janus AS - International Growth Portfolio - Service Shares
        2003 .............................     1.30%     53,588     5.798153        310,711        0.99%        32.80%
        2002 .............................     1.30%     59,542     4.366167        259,970        0.67%       -26.72%
        2001  ............................     1.30%     59,476     5.958051        354,361        0.70%       -24.43%
        2000 .............................     1.30%     72,749     7.883682        573,530        6.25%       -21.16% 5/1/00

     MAS GVIT Multi Sector Bond Fund - Class I
        2003 .............................     1.30%     10,621    12.528743        133,068        5.47%        10.67%
        2002 .............................     1.30%     10,843    11.320967        122,753        4.53%         5.82%
        2001  ............................     1.30%        269    10.698042          2,878        8.29%         2.84%
        2000 .............................     1.30%      1,928    10.403041         20,057        8.52%         4.03% 5/1/00

     Neuberger Berman AMT - Growth Portfolio
        2003 .............................     1.30%     67,899    19.952228      1,354,736        0.00%        29.71%
        2002 .............................     1.30%     70,474    15.382754      1,084,084        0.00%       -32.05%
        2001  ............................     1.30%    116,532    22.639891      2,638,272        0.00%       -31.27%
        2000 .............................     1.30%    110,577    32.939123      3,642,309        0.00%       -12.79%
        1999 ..........................        1.30%     97,552    37.771042      3,684,641        0.00%        48.46%

     Neuberger Berman AMT - Guardian Portfolio
        2003 .............................     1.30%      6,729     9.650858         64,941        0.84%        30.06%
        2002 .............................     1.30%      6,891     7.420249         51,133        0.80%       -27.40%
        2001  ............................     1.30%      7,490    10.220670         76,553        0.47%        -2.79%
        2000 .............................     1.30%      4,316    10.513749         45,377        0.59%        -0.17%
        1999 .............................     1.30%      2,945    10.531438         31,015        0.29%        13.45%

     Neuberger Berman AMT - Limited Maturity Bond Portfolio
        2003 .............................     1.30%     68,214    18.229469      1,243,505        4.41%         1.10%
        2002 .............................     1.30%     82,238    18.030897      1,482,825        4.91%         3.98%
        2001  ............................     1.30%     64,208    17.341018      1,113,432        5.78%         7.37%
        2000 .............................     1.30%     55,938    16.150810        903,444        6.96%         5.41%
        1999 .............................     1.30%     58,827    15.321478        901,317        5.57%         0.17%

     Neuberger Berman AMT - Partners Portfolio
        2003 .............................     1.30%     38,219    23.205843        886,904        0.00%        33.35%
        2002 .............................     1.30%     42,685    17.402827        742,840        0.53%       -25.12%
        2001  ............................     1.30%     58,929    23.242157      1,369,637        0.38%        -4.09%
        2000 .............................     1.30%     56,278    24.233377      1,363,806        0.79%        -0.59%
        1999 .............................     1.30%     69,118    24.377639      1,684,934        1.20%         5.98%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .............................     1.30%     27,365     4.649735        127,240        0.00%        23.97%
        2002 .............................     1.30%     11,830     3.750690         44,371        0.65%       -28.72%
        2001  ............................     1.30%     12,032     5.262277         63,316        0.87%       -32.16%
        2000 .............................     1.30%     25,730     7.757136        199,591        0.00%       -22.43% 5/1/00

     Oppenheimer Bond Fund/VA - Initial Class
        2003 .............................     1.30%     39,108    23.210049        907,699        5.67%         5.40%
        2002 .............................     1.30%     66,289    22.020858      1,459,741        7.25%         7.67%
        2001  ............................     1.30%     71,479    20.452013      1,461,889        7.04%         6.39%
        2000 .............................     1.30%     57,658    19.224081      1,108,422        7.66%         4.73%
        1999 .............................     1.30%     70,351    18.355321      1,291,315        4.68%        -2.79%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Oppenheimer Capital Appreciation Fund/VA- Initial Class
        2003 .............................     1.30%     87,490   $14.153408     $1,238,282        0.38%       29.25%
        2002 .............................     1.30%     84,080    10.950071        920,682        0.64%      -27.81%
        2001  ............................     1.30%     89,005    15.167382      1,349,973        0.64%      -13.71%
        2000 .............................     1.30%     91,772    17.577949      1,613,164        0.12%       -1.51%
        1999 .............................     1.30%     60,384    17.847892      1,077,727        0.17%       39.83%

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003 .............................     1.30%     72,050    27.613518      1,989,554        0.76%       41.18%
        2002 .............................     1.30%     77,714    19.559687      1,520,062        0.56%      -23.14%
        2001  ............................     1.30%     89,126    25.449092      2,268,176        0.69%      -13.18%
        2000 .............................     1.30%    103,662    29.312842      3,038,628        0.27%        3.74%
        1999 .............................     1.30%     99,036    28.256521      2,798,413        0.92%       56.44%

     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003 .............................     1.30%     16,358     7.980692        130,548        0.90%       25.08%
        2002 .............................     1.30%      8,466     6.380282         54,015        0.65%      -19.85%
        2001  ............................     1.30%     11,244     7.960162         89,504        0.41%      -11.33%
        2000 .............................     1.30%      3,017     8.977032         27,084        0.00%      -10.23% 5/1/00

     Oppenheimer Multiple Strategies Fund/VA - Initial Class
        2003 .............................     1.30%     66,415    29.070523      1,930,719        2.82%       23.34%
        2002 .............................     1.30%     58,166    23.568558      1,370,889        3.60%      -11.56%
        2001  ............................     1.30%     95,325    26.649037      2,540,319        3.96%        0.89%
        2000 .............................     1.30%    102,256    26.413991      2,700,989        4.57%        5.07%
        1999 .............................     1.30%    106,259    25.139330      2,671,280        3.30%       10.35%

     Strong GVIT Mid Cap Growth Fund - Class I
        2003 .............................     1.30%     54,348     4.780255        259,797        0.00%       38.33%
        2002 .............................     1.30%     36,181     3.455755        125,033        0.00%      -37.83%
        2001  ............................     1.30%      3,579     5.558609         19,894        0.00%      -31.22%
        2000 .............................     1.30%      9,148     8.081237         73,927        0.00%      -19.19% 5/1/00

     Strong Opportunity Fund II, Inc.
        2003 .............................     1.30%     69,041    38.060714      2,627,750        0.07%       35.24%
        2002 .............................     1.30%     78,959    28.143339      2,222,170        0.38%      -27.77%
        2001  ............................     1.30%     99,955    38.960989      3,894,346        0.59%       -4.95%
        2000 .............................     1.30%    101,232    40.898881      4,140,276        0.00%        5.23%
        1999 .............................     1.30%    102,073    38.955700      3,976,325        0.00%       33.17%

     Strong VIF - Strong Discovery Fund II
        2003 .............................     1.30%     22,400    24.651908        552,203        0.00%       37.63%
        2002 .............................     1.30%     26,664    17.911803        477,600        0.00%      -13.15%
        2001  ............................     1.30%     35,961    20.624646        741,683        0.72%        2.73%
        2000 .............................     1.30%     29,577    20.076460        593,801        0.00%        3.05%
        1999 .............................     1.30%     32,996    19.481837        642,823        0.00%        3.73%

     Strong VIF - Strong International Stock Fund II
        2002 .............................     1.30%     28,207     5.494908        154,995        4.04%      -27.49%
        2001  ............................     1.30%     28,858     7.578594        218,703        0.00%      -23.15%
        2000 .............................     1.30%     77,557     9.861771        764,849        0.00%      -40.30%
        1999 .............................     1.30%    142,490    16.519505      2,353,864        0.17%       84.79%

     Turner GVIT Growth Focus Fund - Class I
        2003 .............................     1.30%     41,875     3.198637        133,943        0.00%       49.02%
        2002 .............................     1.30%      9,832     2.146502         21,104        0.00%      -43.60%
        2001  ............................     1.30%      2,633     3.805692         10,020        0.00%      -39.82%

     Van Eck WIT - Worldwide Bond Fund
        2003 .............................     1.30%     45,248    19.362563        876,117        1.75%       16.64%
        2002 .............................     1.30%     48,544    16.600653        805,862        0.00%       20.09%
        2001  ............................     1.30%     33,122    13.823940        457,877        4.39%       -6.33%
        2000 .............................     1.30%     31,281    14.757769        461,638        4.90%        0.56%
        1999 .............................     1.30%     34,273    14.675886        502,987        4.31%       -9.01%

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 .............................     1.30%     41,241    $9.169570     $  378,162        0.11%       52.20%
        2002 .............................     1.30%     32,199     6.024691        193,989        0.20%       -4.16%
        2001  ............................     1.30%     34,168     6.285993        214,780        0.00%       -3.09%
        2000 .............................     1.30%     37,709     6.486254        244,590        0.00%      -42.61%
        1999 .............................     1.30%    123,914    11.302972      1,400,596        0.00%       97.70%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 .............................     1.30%     52,868    17.487326        924,520        0.48%       43.21%
        2002 .............................     1.30%     42,486    12.211274        518,808        0.68%       -4.09%
        2001  ............................     1.30%     38,241    12.731937        486,882        1.21%      -11.61%
        2000 .............................     1.30%     57,160    14.404038        823,335        1.12%        9.97%
        1999 .............................     1.30%     71,735    13.098076        939,590        1.47%       19.44%

     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003 .............................     1.30%     28,152    14.401515        405,431        0.00%       26.21%
        2002 .............................     1.30%      5,151    11.410385         58,775        6.91%        7.81%
        2001  ............................     1.30%      7,324    10.583651         77,515        9.40%        8.67%
        2000 .............................     1.30%      9,551     9.739230         93,019       12.32%        9.96%
        1999 .............................     1.30%      6,540     8.857388         57,927       16.19%       27.71%

     Van Kampen UIF - U.S. Real Estate Portfolio
        2003 .............................     1.30%     45,256    27.142344      1,228,354        0.00%       35.74%
        2002 .............................     1.30%     51,170    19.996209      1,023,206        3.29%       -2.07%
        2001  ............................     1.30%     53,253    20.418602      1,087,352        3.98%        8.41%
        2000 .............................     1.30%     50,123    18.833757        944,004        8.22%       26.41%
        1999 .............................     1.30%     39,678    14.898574        591,146        6.87%       -4.62%

   Contract Owners' Equity Total By Year

     2003.....................................   $  881,562,186
                                                 ==============

     2002.....................................   $  727,023,336
                                                 ==============

     2001.....................................   $  933,404,977
                                                 ==============

     2000.....................................   $1,071,884,297
                                                 ==============

     1999.....................................   $1,144,615,392
                                                 ==============

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of earnings, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



/s/ KPMG LLP


Columbus, Ohio
March 11, 2004

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
             wholly owned subsidiary of Nationwide Financial Services, Inc.)

                            Consolidated Statements of Earnings

                                        (in millions)

                                                                                                            YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                2003          2002           2001
====================================================================================================================================

REVENUES:
Policy charges                                                                                 $ 924.1       $ 973.8       $1,017.3
Life insurance premiums                                                                          279.8         259.9          251.1
Net investment income                                                                          1,980.0       1,838.5        1,724.7
Net realized gains (losses) on investments, hedging instruments and hedged items:
Unrelated parties                                                                               (100.8)       (107.6)         (62.7)
Related parties                                                                                      -          23.2           44.4
Other income                                                                                      12.7           8.8            8.2
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                                 3,095.8       2,996.6        2,983.0
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                               1,300.4       1,241.2        1,238.7
Other benefits and claims                                                                        361.8         326.0          280.3
Policyholder dividends on participating policies                                                  41.2          45.2           41.7
Amortization of deferred policy acquisition costs                                                375.9         670.1          347.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)                48.4          36.0            6.2
Other operating expenses                                                                         533.7         508.6          439.3
------------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                                    2,661.4       2,827.1        2,354.1
------------------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal income tax expense                              434.4         169.5          628.9
Federal income tax expense                                                                        96.2           8.7          161.2
------------------------------------------------------------------------------------------------------------------------------------
Income from continuing operations                                                                338.2         160.8          467.7
Income from discontinued operations, net of tax                                                      -           0.7            1.2
 Cumulative effect of adoption of accounting principle, net of tax                                (0.6)            -           (7.1)
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                                     $ 337.6       $ 161.5        $ 461.8
====================================================================================================================================


See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                               Consolidated Balance Sheets
                            (in millions, except share amounts)

                                                                                                DECEMBER 31,       December 31,
                                                                                                   2003              2002
=============================================================================================================================

ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $25,850.2 in 2003; $23,134.3 in 2002)                       $ 26,946.8      $ 24,169.0
      Equity securities (cost $74.0 in 2003; $85.1 in 2002)                                             85.6            84.3
   Mortgage loans on real estate, net                                                                8,345.8         7,923.2
   Real estate, net                                                                                     96.5           116.6
   Policy loans                                                                                        618.3           629.2
   Other long-term investments                                                                         130.6           137.5
   Short-term investments, including amounts managed by a related party                              1,860.8         1,210.3
-----------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                               38,084.4        34,270.1
-----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                     0.1             0.9
Accrued investment income                                                                              367.1           328.7
Deferred policy acquisition costs                                                                    3,219.3         2,971.1
Other assets                                                                                         1,815.5         1,243.6
Assets held in separate accounts                                                                    57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                     $ 100,570.9      $ 86,022.6
=============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                                 $ 35,322.3      $ 31,679.8
Short-term debt                                                                                        199.8               -
Long-term debt, payable to NFS                                                                         700.0           600.0
Other liabilities                                                                                    3,264.7         2,985.8
Liabilities related to separate accounts                                                            57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   96,571.3        82,473.8
-----------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
Capital shares, $1 par value.  Authorized 5.0 million shares; 3.8 million shares issued                  3.8             3.8
   and outstanding
  Additional paid-in capital                                                                           271.3           171.1
  Retained earnings                                                                                  3,257.2         2,979.6
  Accumulated other comprehensive income                                                               467.3           394.3
-----------------------------------------------------------------------------------------------------------------------------
Total shareholder's equity                                                                           3,999.6         3,548.8
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                                                       $ 100,570.9      $ 86,022.6
=============================================================================================================================




See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity
                  Years Ended December 31, 2003, 2002 and 2001
                                  (in millions)



                                                                                                      ACCUMULATED
                                                                           ADDITIONAL                 OTHER            TOTAL
                                                               CAPITAL     PAID-ON     RETAINED       COMPREHENSIVE    SHAREHOLDER'S
                                                               SHARES      CAPITAL     EARNINGS       INCOME           EQUTY
=================================================================================================================================
=================================================================================================================================

Balance as of January 1, 2001                                     $ 3.8     $ 646.1    $2,436.3         $ 116.7        $ 3,202.9

Comprehensive income:
Net income                                                            -           -       461.8               -            461.8
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            98.2             98.2
Cumulative effect of adoption of accounting principles,
   net of tax                                                         -           -           -            (1.4)            (1.4)
Accumulated net losses on cash flow hedges, net of tax                -           -           -            (8.8)            (8.8)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 549.8
                                                                                                                  ---------------
Dividend to NFS                                                       -           -       (35.0)              -            (35.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                                   $ 3.8     $ 646.1    $2,863.1         $ 204.7        $ 3,717.7
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       161.5               -            161.5
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -           178.6            178.6
Accumulated net gains on cash flow hedges, net of tax                 -           -           -            11.0             11.0
                                                                                                                  ---------------
Total comprehensive income                                                                                                 351.1
                                                                                                                  ---------------
Returns of capital to NFS                                             -      (475.0)          -               -           (475.0)
Dividend to NFS                                                       -           -       (45.0)              -            (45.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   $ 3.8     $ 171.1    $2,979.6         $ 394.3        $ 3,548.8
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       337.6               -            337.6
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            99.6             99.6
Accumulated net losses on cash flow hedges, net of tax                -           -           -           (26.6)           (26.6)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 410.6
                                                                                                                  ---------------
Capital contributed by NFS                                            -       200.2           -               -            200.2
Return of capital to NFS                                              -      (100.0)          -               -           (100.0)
Dividend to NFS                                                       -           -       (60.0)              -            (60.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                   $ 3.8     $ 271.3    $3,257.2         $ 467.3        $ 3,999.6
=================================================================================================================================




See accompanying notes to unaudited consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
                                 (in millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                   ----------------------------------------
                                                                                       2003          2002          2001
===========================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                             $ 337.6       $ 161.5       $ 461.8
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations                                                        -          (0.7)         (1.2)
  Interest credited to policyholder account values                                     1,300.4       1,241.2       1,238.7
  Capitalization of deferred policy acquisition costs                                   (567.2)       (648.2)       (743.0)
  Amortization of deferred policy acquisition costs                                      375.9         670.1         347.9
  Amortization and depreciation                                                           69.3          (0.7)        (31.5)
  Realized losses (gains) on investments, hedging instruments and hedged items:
Unrelated parties                                                                        100.8         107.6          62.7
Related parties                                                                              -         (23.2)        (44.4)
  Cumulative effect of adoption of accounting principles                                  (0.9)            -          10.9
  Increase in other assets                                                              (640.7)       (606.1)       (271.8)
  Increase in policy and other liabilities                                               299.1         463.1         335.8
  Other, net                                                                               1.1          11.0         (47.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by continuing operations                                         1,275.4       1,375.6       1,318.9
    Net cash provided by discontinued operations                                             -           0.7           1.7
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                          1,275.4       1,376.3       1,320.6
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturity of available-for-sale securities                                4,101.6       3,887.7       3,933.9
Proceeds from sale of available-for-sale securities                                    2,220.5       1,534.9         497.2
Proceeds from repayments of mortgage loans on real estate                              1,478.3       1,009.0       1,204.4
Proceeds from sale of limited partnership to related parties                                 -          54.5         158.9
Cost of available-for-sale securities acquired                                        (9,366.7)     (9,874.5)     (7,123.6)
Cost of mortgage loans on real estate acquired                                        (1,914.4)     (1,810.2)     (2,123.1)
Short-term investments, net                                                             (639.9)       (193.1)       (568.7)
Disposal of subsidiary, net of cash                                                          -         (20.0)            -
Other, net                                                                               254.2         (31.8)        697.0
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,324.0)
    Net cash provided by discontinued operations                                             -             -           0.6
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,323.4)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in short-term debt                                                            199.8        (100.0)        (18.7)
Net proceeds from issuance of long-term debt to NFS                                      100.0         300.0         300.0
Capital contributed by NFS                                                               200.2             -             -
Capital returned to NFS                                                                 (100.0)       (475.0)            -
Cash dividends paid to NFS                                                               (60.0)        (35.0)        (35.0)
Increase in investment and universal life insurance product account values             5,116.1       6,278.9       5,976.7
Decrease in investment and universal life insurance product account values            (2,865.9)     (1,923.4)     (4,216.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing activities                                          2,590.2       4,045.5       2,007.0
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                           (0.8)        (21.7)          4.2
Cash, beginning of period                                                                  0.9          22.6          18.4
---------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                      $ 0.1         $ 0.9        $ 22.6
===========================================================================================================================


 See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS


     Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans, other investment products sold to institutions, life insurance and an advisory services program. The Company markets its products through a diverse distribution network, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, certified public accounting firms and the following affiliated producers: Nationwide Retirement Solutions, TBG Financial, Nationwide Provident agents and Nationwide agents.


     Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The Ohio Department of Insurance has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 14 for discussion of statutory capital requirements and dividend limitations.

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products, universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and accruals related to federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates and management believes the amounts provided are appropriate.

     (a)  Consolidation Policy

          The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest and, as discussed in note 2(n), effective December 31, 2003, the Company applied the provisions of FIN 46R to those special purpose entities (SPIEs) with which it is associated. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs (DAC), future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value.

          Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb its best estimate of probable credit losses inherent in the portfolio at the balance sheet date. The valuation allowance for mortgage loans is comprised of a specific component, based on known impairments by specific loan and an unallocated component that is derived based on the Company's estimate of impairments inherent in the portfolio at the balance sheet date, but not specifically identified by loan. The unallocated component is derived for principal amounts related to loans without a specific reserve. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recognized into AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields. The Company may enter into a cross-currency basis swap (pay a variable US rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting, or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC balance related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions, the complexity and judgments involved in related estimate, and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is set each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are performed as required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 3.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2003 and 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 13% in 2003 (15% in 2002 and 17% in 2001) of the Company's life insurance in-force, 56% of the number of life insurance policies in-force in 2003 (59% in 2002 and 63% in 2001), and 11% of life insurance statutory premiums in 2003 (9% in 2002 and 9% in 2001). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

     (i)  Federal Income Tax

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

     (k)  Recently Issued Accounting Pronouncements

          In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31, 2003, except for disclosures about estimated benefit payments, which is expected to be adopted in the second quarter of 2004, as permitted by SFAS 132R.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN
          46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003, with early adoption permitted.

          In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. The Company had no special purpose entity VIE's as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company is required to apply the provisions of FIN 46R to all entities created after December 31, 2003 and to all other entities no later than the beginning of the first reporting period beginning after March 15, 2004. FIN 46 may be applied on a prospective basis with a cumulative effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative effect adjustment as of the beginning of the first year restated. The Company plans to adopt the remaining provisions of FIN 46R during the first quarter of 2004. The adoption of the remaining provisions of FIN 46R is not expected to have a material impact on the results of operations or financial position of the Company.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which to the Company is the accounting for contracts with guaranteed minimum death benefits
          (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company expects to record a cumulative effect adjustment resulting from the adoption of accounting principles of approximately $3.3 million, net of tax, during the first quarter of 2004. See note 21 for further discussion.

          In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance and similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, October 1, 2003 for the Company. Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as a cumulative effect of adoption of this accounting principal.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an Iinterpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income in 2001. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 increases the Company's exposure to the volatility of reported earnings and other comprehensive income. The amount of volatility will, in part, vary with the level of derivative and hedging activities, fluctuations in market interest rates, foreign currency exchange rates and other hedged risks, during any period; and the effectiveness of hedging derivatives in offsetting changes in fiar value and cash flows attributable to those hedged risks.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on certain asset-backed investment securities that are not of high credit quality. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is less than its carrying value and that there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 15, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     (m)  Reclassification

          Certain items in the 2002 and 2001 consolidated financial statements and related footnotes have been reclassified to conform to the 2003 presentation.

(3)  INVESTMENTS

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

                                                                                GROSS         GROSS
                                                               AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
(in millions)                                                    COST           GAINS        LOSSES       FAIR VALUE
=======================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                      $1,042.5        $ 61.0         $ 1.9        $1,101.6
    Obligations of states and political subdivisions                 167.6           1.0           5.2           163.4
    Debt securities issued by foreign governments                     51.8           2.0           0.8            53.0
    Public securities                                             10,000.0         503.7          26.2        10,477.5
    Private securities                                             6,454.2         469.1          25.3         6,898.0
    Mortgage-backed securities - U.S. Government backed            3,990.1          73.9          21.8         4,042.2
    Asset-backed securities                                        4,144.0         129.0          61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           25,850.2       1,239.7         143.1        26,946.8
  Equity securities                                                   74.0          11.8           0.2            85.6
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $25,924.2      $1,251.5       $ 143.3       $27,032.4
=======================================================================================================================

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                       $ 774.3        $ 64.4         $ 0.3         $ 838.4
    Obligations of states and political subdivisions                  20.8           1.1             -            21.9
    Debt securities issued by foreign governments                     39.3           2.7             -            42.0
    Public securities                                              8,744.3         445.4          75.2         9,114.5
    Private securities                                             5,399.2         489.1          41.4         5,846.9
    Mortgage-backed securities - U.S. Government backed            4,347.5         146.5           0.1         4,493.9
    Asset-backed securities                                        3,808.9         157.3         154.8         3,811.4
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           23,134.3       1,306.5         271.8        24,169.0
  Equity securities                                                   85.1           7.1           7.9            84.3
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $23,219.4      $1,313.6       $ 279.7       $24,253.3
=======================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              AMORTIZED      ESTIMATED
(in millions)                                                                                   COST         FAIR VALUE
=========================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                       $1,056.7       $1,079.1
   Due after one year through five years                                                          7,442.2        7,784.5
   Due after five years through ten years                                                         6,704.7        7,123.5
   Due after ten years                                                                            2,512.5        2,706.4
-------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                         17,716.1       18,693.5
    Mortgage-backed securities - U.S. Government backed                                           3,990.1        4,042.2
    Asset-backed securities                                                                       4,144.0        4,211.1
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $25,850.2      $26,946.8
=========================================================================================================================

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)                                                                                   2003            2002
=========================================================================================================================

Unrealized gains, before adjustments and taxes                                               $    1,108.2    $   1,033.9
Adjustment to deferred policy acquisition costs                                                    (243.7)        (300.6)
Adjustment to future policy benefits and claims                                                    (110.6)        (133.2)
Deferred federal income tax                                                                        (264.2)        (210.0)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                                         $      489.7    $     390.1
=========================================================================================================================


An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                                   2003            2002            2001
=========================================================================================================================

   Fixed maturity securities                                                       $ 61.9         $ 625.5        $ 212.0
   Equity securities                                                                 12.4           (11.8)           5.5
-------------------------------------------------------------------------------------------------------------------------
Net change                                                                         $ 74.3         $ 613.7        $ 217.5
=========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of selected data about gross unrealized losses on available-for-sale securities by time on an unrealized loss position as of December 31, 2003 and 2002 follows:

                                      LESS THAN OR EQUAL TO                  MORE                      TOTAL
                                             ONE YEAR                   THAN ONE YEAR
                                     -------------------------------------------------------------------------------------
                                                       GROSS                      GROSS                         GROSS
                                      ESTIMATED     UNREALIZED    ESTIMATED    UNREALIZED      ESTIMATED      UNREALIZED
(in millions)                         FAIR VALUE      LOSSES      FAIR VALUE     LOSSES        FAIR VALUE       LOSSES
==========================================================================================================================
December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and          $ 154.4         $ 1.9          $ -           $ -         $ 154.4          $ 1.9
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and               123.4           5.2            -             -           123.4            5.2
      political subdivisions
    Debt securities issued by                19.9           0.8            -             -            19.9            0.8
      foreign governments
    Public securities                     1,236.7          24.5         31.7           1.7         1,268.4           26.2
    Private securities                      832.3          21.4         49.1           3.9           881.4           25.3
    Mortgage-backed securities -            984.9          21.7          5.3           0.1           990.2           21.8
       U.S. Government backed
    Asset-backed securities                 787.0          36.2        260.4          25.7         1,047.4           61.9
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   4,138.6         111.7        346.5          31.4         4,485.1          143.1
  Equity securities                           6.2           0.1          2.0           0.1             8.2            0.2
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 4,144.8       $ 111.8      $ 348.5        $ 31.5       $ 4,493.3        $ 143.3
==========================================================================================================================
% of gross unrealized loss                                 78.0%                      22.0%

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and           $ 55.3         $ 0.3          $ -           $ -          $ 55.3          $ 0.3
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and                   -             -            -             -               -              -
      political subdivisions
    Debt securities issued by                   -             -            -             -               -              -
      foreign governments
    Public securities                       590.5          46.5        266.7          28.7           857.2           75.2
    Private securities                      245.6          32.8         70.4           8.6           316.0           41.4
    Mortgage-backed securities -             51.4           0.1         19.6             -            71.0            0.1
       U.S. Government backed
    Asset-backed securities                 576.3          62.6        260.8          92.2           837.1          154.8
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   1,519.1         142.3        617.5         129.5         2,136.6          271.8
  Equity securities                          24.6           3.9         16.1           4.0            40.7            7.9
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 1,543.7       $ 146.2      $ 633.6       $ 133.5       $ 2,177.3        $ 279.7
==========================================================================================================================
% of gross unrealized loss                                 52.3%                      47.7%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Proceeds from the sale of securities available-for-sale during 2003, 2002 and 2001 were $2.22 billion, $1.53 billion and $497.2 million, respectively. During 2003, gross gains of $104.0 million ($42.0 million and $31.3 million in 2002 and 2001, respectively) and gross losses of $27.6 million ($16.6 million and $10.1 million in 2002 and 2001, respectively) were realized on those sales.

     The Company had $27.2 million and $28.0 million of real estate investments as of December 31, 2003 and 2002, respectively, that were non-income producing during the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $22.4 million as of December 31, 2003 ($18.6 million as of December 31, 2002). The carrying value of real estate held for disposal totaled $10.5 million and $46.0 million as of December 31, 2003 and 2002, respectively.

     The recorded investment of mortgage loans on real estate considered to be impaired was $46.3 million as of December 31, 2003 ($27.4 million as of December 31, 2002), which includes $46.3 million ($10.9 million as of December 31, 2002) of impaired mortgage loans on real estate for which the related valuation allowance was $3.9 million ($2.5 million as of December 31, 2002). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2003, the average recorded investment in impaired mortgage loans on real estate was $15.4 million ($5.5 million in 2002) and interest income recognized on those loans using the cash-basis method of income recognition, totaled $3.3 million in 2003 ($0.1 million in 2002).

     Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was:

(in millions)                                                                   2003           2002         2001
=================================================================================================================

Allowance, beginning of period                                               $    43.4    $     42.9  $     45.3
Net (reductions) additions (credited) charged to allowance                       (14.3)          0.5        (2.4)
--------------------------------------------------------------------------------------------------------------
Allowance, end of period                                                     $    29.1    $     43.4  $     42.9
=================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

     An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                  $1,453.1        1,332.5        1,181.1
   Equity securities                                                               1.4            1.9            1.8
Mortgage loans on real estate                                                    579.7          563.8          527.9
Real estate                                                                       21.7           26.8           33.1
Short-term investments                                                             9.3           12.6           28.0
Derivatives                                                                     (100.3)         (79.6)         (19.7)
Other                                                                             64.8           31.0           20.9
---------------------------------------------------------------------------------------------------------------------
    Gross investment income                                                    2,029.7        1,889.0        1,773.1
Less investment expenses                                                          49.7           50.5           48.4
---------------------------------------------------------------------------------------------------------------------
    Net investment income                                                     $1,980.0        1,838.5        1,724.7
=====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of net realized losses on investments, hedging instruments and hedged items, by source follows for the years ended December 31:

(in millions)                                                              2003           2002           2001
=============================================================================================================
UNRELATED PARTIES:
Realized gains on sales, net of hedging losses:
Fixed maturity securities, available-for-sale                     $          98.5      $ 42.0         $ 30.1
Hedging losses on fixed maturity sales                                      (42.4)      (36.2)          (1.5)
Equity securities, available-for-sale                                         5.5           -            1.2
Real estate                                                                   4.2        14.0            3.3
Mortgage loans on real estate                                                 3.0         3.2           11.2
Mortgage loan hedging losses                                                 (2.4)       (1.2)          (8.1)
Other                                                                           -         0.1            1.2
-------------------------------------------------------------------------------------------------------------
Total realized gains on sales - unrelated parties                            66.4        21.9           37.4
-------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities, available-for-sale                               (27.2)      (15.7)          (9.3)
Hedging gains on fixed maturity sales                                         9.2        10.7            0.1
Equity securities, available-for-sale                                        (0.4)       (0.9)          (0.8)
Real estate                                                                  (0.3)       (3.0)          (1.4)
Mortgage loans on real estate                                                (5.0)       (3.3)          (0.6)
Mortgage loan hedging gains                                                   0.5         0.9              -
Other                                                                        (2.0)       (1.0)          (7.7)
-------------------------------------------------------------------------------------------------------------
Total realized losses on sales - unrelated parties                          (25.2)      (12.3)         (19.7)
-------------------------------------------------------------------------------------------------------------

Other-than-temporary impairments:
Fixed maturity securities, available-for-sale                              (159.4)     (111.6)         (66.1)
Equity securities, available-for-sale                                        (8.0)          -          (13.8)
Real estate                                                                  (0.8)       (2.4)             -
Mortgage loans on real estate                                                11.7        (6.3)          (0.7)
-------------------------------------------------------------------------------------------------------------
Total other-than-temporary impairments                                  (156.5)        (120.3)         (80.6)
-------------------------------------------------------------------------------------------------------------

Credit default swaps                                                         13.3        (6.4)          (0.5)
Derivatives, excluding hedging gains and losses on                            1.2         9.5            0.7
   sales, and credit default swaps
-------------------------------------------------------------------------------------------------------------
Total unrelated parties                                                    (100.8)     (107.6)         (62.7)
Gain on sale of limited partnership - related party                             -        23.2           44.4
-------------------------------------------------------------------------------------------------------------
Net realized losses on investments,                                      $ (100.8)    $ (84.4)       $ (18.3)
   hedging instruments and hedged items
=============================================================================================================


     Fixed maturity securities with an amortized cost of $7.8 million as of December 31, 2003 and $7.3 million as of December 31, 2002 were on deposit with various regulatory agencies as required by law.

     As of December 31, 2003 and 2002 the Company had pledged fixed maturity securities with a fair value of $101.2 million and $152.4 million, respectively, as collateral to various derivative counterparties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     As of December 31, 2003 and 2002 the Company held collateral of $544.5 million and $413.1 million, respectively, on derivative transactions. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities. The Company also held $163.0 million and $25.9 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003 and 2002, the Company had loaned securities with a fair value of $958.1 million and $950.5 million, respectively. As of December 31, 2003 and 2002 the Company held collateral of $976.6 million and $974.5 million, respectively. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities.

(4)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity
     - $213.4 million, Institutional Products - $7.8 million and Life Insurance
     - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits (GMDB) on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  VARIABLE ANNUITY CONTRACTS

     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts:
     (1) Guaranteed Minimum Death Benefits (GMDB); (2) Guaranteed Minimum Accumulation Benefits (GMAB); and (3) Guaranteed Minimum Income Benefits
     (GMIB).

     The GMDB provides a specified minimum return upon death. Many, but not all of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse and the survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. There are six primary GMDB types that the company offers.

          o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit, however for some contracts, the GMDB reverts to the account value at a specified age, typically age 75.

          o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90 and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference being based on the definition of anniversary: monthaversary - evaluated monthly, annual - evaluated annually, and five-year - evaluated every fifth year.

          o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86 and for others the GMDB reverts to the account value at age 75.

          o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

          o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit, one where the benefit expires at age 86 and a credit of 4% of account value is deposited into the contract and the second where the benefit doesn't have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options (GTOs) or adherence to limitations required by an approved asset allocation strategy.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

          o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

          o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

          o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees as of December 31, 2003 and 2002:

                                                  2003                                             2002
                               -----------------------------------------------  ----------------------------------------------
                                  ACCOUNT       NET AMOUNT       WTD. AVG.         Account      Net amount       Wtd. Avg.
(in millions)                      VALUE         AT RISK 1     ATTAINED AGE         value         at risk 1    attained age
==============================================================================================================================

GMDB:
   Return of premium               $ 9,760.0  $         199.8            56.0    $   8,737.4   $        736.7            54.0
   Reset                            17,534.2            569.4            61.0       14,710.3          1,776.9            60.0
   Ratchet                           8,147.7            141.0            63.0        6,058.3            411.2            63.0
   Roll-up                             669.7             22.2            68.0          616.7             32.8            67.0
   Combo                             2,128.7             39.6            67.0        1,104.0            111.6            65.0
------------------------------------------------------------------------------------------------------------------------------
Subtotal                          $ 38,240.3            972.0            61.0     $ 31,226.7          3,069.2            59.0
                               ==============                                    =============
Earnings enhancement                 $ 314.1             10.9            59.0        $ 213.1              1.7            61.0
                                             -----------------------------------              --------------------------------
Total - GMDB                                          $ 982.9            61.0                       $ 3,070.9            59.0
                                             ===================================              ================================

GMAB:
5 Year                                $ 79.9            $ 0.1             N/A            n/a              n/a             n/a
7 Year                                 125.5              0.5             N/A            n/a              n/a             n/a
10 Year                                 43.4              0.1             N/A            n/a              n/a             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMAB                         $ 248.8            $ 0.7             N/A            n/a              n/a             n/a
==============================================================================================================================

GMIB: 2
Ratchet                              $ 416.6              $ -             N/A        $ 307.8              $ -             n/a
Roll-up                              1,131.9                -             N/A          664.4                -             n/a
Combo                                    1.1                -             N/A            0.1                -             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMIB                       $ 1,549.6              $ -             N/A        $ 972.3              $ -             n/a
==============================================================================================================================

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     Please refer to note 8 for discussion about the use of derivatives in managing the guarantee risks discussed above. Also, refer to the equity market risk section of note 12 for discussion about the risks associated with these guarantees.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the general account for the years ended December 31, 2003 and 2002:

(in millions)                                                GMDB             GMAB             GMIB            TOTAL
==========================================================================================================================

Balance as of December 31, 2001                                 $ 10.8              $ -              $ -           $ 10.8
Change in fair value                                              23.6                -                -             23.6
Paid guarantee benefits                                          (20.7)               -                -            (20.7)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   13.7                -                -             13.7
NEW BUSINESS ACQUIRED                                                -              4.7                -              4.7
Change in fair value                                              30.0             (0.4)               -             29.6
Paid guarantee benefits, net of reinsurance                      (21.9)               -                -            (21.9)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                 $ 21.8            $ 4.3              $ -           $ 26.1
==========================================================================================================================


     Account balances of contracts with guarantees were invested in separate accounts as follows as of each December 31:

(in millions)                                                                        2003            2002
===============================================================================================================

Bond mutual funds                                                                    $ 4,620.3       $ 4,476.3
Domestic equity mutual funds                                                          26,399.4        20,040.6
International equity mutual funds                                                      1,622.0         1,158.7
Money market funds                                                                     1,792.9         2,550.2
---------------------------------------------------------------------------------------------------------------
Total                                                                               $ 34,434.6      $ 28,225.8
===============================================================================================================



(6)  SHORT-TERM DEBT

     NLIC has established a $500.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003 at a weighted average effective rate of 1.07%, none as of December 31, 2002. See also note 16.

     The Company paid interest on short-term debt totaling $1.3 million, $0.7 million and $5.3 million in 2003, 2002 and 2001, respectively, including $0.1 million and $0.5 million to NFS in 2003 and 2002, respectively.

(7)  LONG-TERM DEBT, PAYABLE TO NATIONWIDE FINANCIAL SERVICES, INC.

     Following is a summary of surplus notes payable to NFS as of each December 31:

(in millions)                                                                                2003              2002
====================================================================================================================

7.50% surplus note, due December 17, 2031                                                 $ 300.0           $ 300.0
8.15% surplus note, due June 27, 2032                                                       300.0             300.0
6.75% surplus note, due December 23, 2033                                                   100.0                 -
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                   $ 700.0           $ 600.0
====================================================================================================================


     The Company made interest payments to NFS on surplus notes totaling $47.1 million in 2003, $30.1 million in 2002 and none in 2001. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(8)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     From time to time the Company purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month libor. The net receipt of a variable rate will then match the variable rate paid on the liability.

     Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise
     (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short Treasury futures during the commitment period.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company enters into receive fixed, pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps resulting, when combined with the hedged obligations, in net U.S. dollar cash outflows.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates. To manage this risk, the Company uses cross-currency interest rate swaps , resulting, when combined with hedged investments, in net U.S. dollar cash inflows.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency and receive a variable U.S. dollar rate, generally 3-month libor. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. To manage this risk, the Company has implemented a GMDB economic hedging program for primarily for certain new business generated after December 2002. The program does not qualify for hedge accounting under FAS 133, but is designed to offset changes in the value of the GMDB obligation up to a return of the contractholder's premiums paid less amounts withdrawn. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See note 12 for additional discussion.

     The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The GMAB is an embedded derivative, as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the income statement. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components, selected by the contract holder do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under FAS 133.

     Other Non-Hedging Derivatives

     From time-to-time, the Company enters into basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and cash instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2003, 2002 and 2001 gains of $4.2 million, $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2003 and 2002, the ineffective portion of cash flow hedges was a loss of $5.4 and a gain of $1.8 million in 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $0.2 million in losses out of AOCI over the next 12-month period.

     In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2003, 2002 and 2001 the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings because it became probable that a forecasted transaction would not occur.

     Other Derivative Instruments, Including Embedded Derivatives

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2003, 2002 and 2001 include a net gain of $11.8 million, a net loss of $2.2 million and a net loss of $1.6 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2003, 2002 and 2001, net gains of $4.2 million, $120.4 million and a net loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An additional net gain of $0.9, loss of $119.6 million and a net gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2003, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The notional amount of derivative financial instruments outstanding as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                              2003           2002
===================================================================================================================

 INTEREST RATE SWAPS:
   Pay fixed/receive variable rate swaps hedging investments                               $1,954.7      $ 2,206.5
   Pay variable/receive fixed rate swaps hedging investments                                  188.2          229.7
   Pay variable/receive variable rate swaps                                                   154.0          221.0
   Pay variable/receive fixed rate swaps hedging liabilities                                  500.0          500.0
   Pay variable/receive variable rate swaps                                                   430.0          430.0
   Other contracts hedging investments                                                        842.5          690.8
CROSS CURRENCY INTEREST RATE SWAPS:
    Hedging foreign currency denominated investments                                          580.1          111.0
    Hedging foreign currency denominated liabilities                                        2,643.9        3,033.6
Futures contracts                                                                           2,615.8        4,250.9
-------------------------------------------------------------------------------------------------------------------
Total                                                                                      $9,909.2      $11,673.5
===================================================================================================================


(9)  FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries, including NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                                  2003            2002
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 594.8        $ 549.6
   Derivatives                                                                                      11.7           40.2
   Other                                                                                           104.4           40.1
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax assets                                                                   710.9          629.9
   Less valuation allowance                                                                         (7.0)          (7.0)
------------------------------------------------------------------------------------------------------------------------
       Net deferred tax assets                                                                     703.9          622.9
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       390.0          402.2
   Equity securities and other investments                                                          42.7           37.4
   Deferred policy acquisition costs                                                               840.8          762.0
   Other                                                                                            88.1           50.5
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax liabilities                                                            1,361.6        1,252.1
------------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                          $ 657.7        $ 629.2
========================================================================================================================


     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2003.

     The Company's current federal income tax liability was $106.3 million and $176.4 million as of December 31, 2003 and 2002, respectively.

     Federal income tax expense attributable to income from continuing operations before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

(in millions)                                                                  2003           2002           2001
======================================================================================================================

Current                                                                     $      106.7        $ 63.7         $ 32.2
Deferred                                                                           (10.5)        (55.0)         129.0
----------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                  $       96.2        $  8.7         $161.2
======================================================================================================================

     The customary relationship between federal income tax expense and pre-tax income from continuing operations before cumulative effect of adoption of accounting principles did not exist in 2002. This is a result of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) being calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Total federal income tax expense for the years ended December 31, 2003, 2002 and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                   2003                   2002                    2001
                                               ---------------------- ----------------------- -----------------------
(in millions)                                     AMOUNT        %        Amount        %         Amount        %
=====================================================================================================================

Computed (expected) tax expense               $  152.0         35.0    $  59.3        35.0     $ 220.1        35.0
Tax exempt interest and dividends
  received deduction                             (45.7)       (10.5)     (38.9)      (22.9)      (48.8)       (7.7)
Income tax credits                               (10.8)        (2.5)     (12.7)       (7.5)      (11.5)       (1.8)
Other, net                                         0.7          0.1        1.0         0.5         1.4         0.1
---------------------------------------------------------------------------------------------------------------------
Total (effective rate for each year)          $   96.2         22.1    $   8.7         5.1    $  161.2        25.6
=====================================================================================================================


     Total federal income tax paid (refunded) was $176.0 million, $71.0 million and $(45.4) million during the years ended December 31, 2003, 2002 and 2001, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(10) COMPREHENSIVE INCOME

     Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                                                            YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Unrealized (losses) gains on securities available-for-sale arising during the period:
Gross                                                                      $     (16.7)       $ 527.5        $ 164.0
Adjustment to deferred policy acquisition costs                                   56.9         (205.7)         (71.7)
Adjustment to future policy benefits and claims                                   22.6         (133.2)             -
Related federal income tax expense                                               (22.4)         (66.0)         (32.3)
---------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                              40.4          122.6           60.0
---------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net losses on securities available-for-sale realized during the period:
Gross                                                                             91.0           86.2           58.7
Related federal income tax benefit                                               (31.8)         (30.2)         (20.5)
---------------------------------------------------------------------------------------------------------------------
Net reclassification adjustment                                                   59.2           56.0           38.2
---------------------------------------------------------------------------------------------------------------------

Other comprehensive income on securities                                          99.6          178.6           98.2
   available-for-sale
---------------------------------------------------------------------------------------------------------------------

Accumulated net (losses) gains on cash flow hedges:
Gross                                                                            (40.9)          16.9          (13.5)
Related federal income tax benefit (expense)                                      14.3           (5.9)           4.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income on cash flow hedges                            (26.6)          11.0           (8.8)
---------------------------------------------------------------------------------------------------------------------

Accumulated net loss on transition adjustments:
Transition adjustment - SFAS 133                                                     -              -           (5.6)
Transition adjustment - EITF 99-20                                                   -              -            3.5
Related federal income tax benefit                                                   -              -            0.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss on transition adjustments                                   -              -           (1.4)
---------------------------------------------------------------------------------------------------------------------

Total other comprehensive income                                           $      73.0    $     189.6     $     88.0
=====================================================================================================================


     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2003, 2002 and 2001 and, therefore, are not reflected in the table above.

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought, or in case of liabilities incurred, or sold, or in the case of liabilities settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models, and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

          Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

          Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

          Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

          Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

          Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 12.

          Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

          Futures contracts: The fair value for futures contracts is based on quoted market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                 2003                        2002
                                                              --------------------------- --------------------------
                                                               CARRYING      ESTIMATED     Carrying      Estimated
(in millions)                                                   AMOUNT       FAIR VALUE     amount      fair value
====================================================================================================================

ASSETS
   Investments:
      Securities available-for-sale:
         Fixed maturity securities                              $26,946.8      $26,946.8   $ 24,169.0    $ 24,169.0
         Equity securities                                           85.6           85.6         84.3          84.3
      Mortgage loans on real estate, net                          8,345.8        8,830.0      7,923.2       8,536.4
      Policy loans                                                  618.3          618.3        629.2         629.2
      Short-term investments                                      1,860.8        1,860.8      1,210.3       1,210.3
   Cash                                                               0.1            0.1          0.9           0.9
   Assets held in separate accounts                              57,084.5       57,084.5     47,208.2      47,208.2

LIABILITIES
   Investment contracts                                         (28,663.4)     (27,239.8)   (25,276.3)    (23,634.1)
   Policy reserves on life insurance contracts                   (6,658.9)      (6,706.7)    (6,403.5)     (6,479.6)
Short-term debt                                                    (199.8)        (199.8)           -             -
   Long-term debt, payable to NFS                                  (700.0)        (803.7)      (600.0)       (728.5)
   Collateral received - securities lending and derivatives      (1,521.1)      (1,521.1)    (1,363.6)     (1,363.6)
   Liabilities related to separate accounts                     (57,084.5)     (56,118.6)   (47,208.2)    (45,524.6)

DERIVATIVE FINANCIAL INSTRUMENTS
   Interest rate swaps hedging assets                               (99.4)         (99.4)      (141.2)       (141.2)
   Cross currency interest rate swaps                               599.1          599.1        325.1         325.1
   Futures contracts                                                (25.2)         (25.2)       (45.7)        (45.7)
   Other derivatives                                                  4.6            4.6            -             -
--------------------------------------------------------------------------------------------------------------------


(12) RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by State insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments, and determines whether any securities are impaired or loans are deemed uncollectible and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to and the Company's current and expected future capital position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the uinderlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $391.8 million extending into 2004 were outstanding as of December 31, 2003. The Company also had $110.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2003, the Company's credit risk from these derivative financial instruments was $75.8 million, net of $544.5 million of cash collateral and $163.0 million in securities pledged as collateral.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, approximately 80% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or GMAB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments, however the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore the hedging activity will lead to volatility of earnings. This volatility was negligible in 2003. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $2.8 billion before reinsurance and $982.9 million net of reinsurance. As of December 31, 2003 and 2002, the Company's reserve for GMDB claims was $21.8 million and $13.7 million, respectively. See note 21 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company also offers certain variable annuity products with a GMAB rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. The GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlation's of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under FAS 133. See note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2003. The fair value of the GMAB embedded derivative as of December 31, 2003 was $4.3 million. Changes in the fair value of the GMAB embedded derivative and the hedging instruments totaled $(0.4) million and $(0.1) million, respectively, during the year ended December 31, 2003.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. As of December 31, 2003, the Company has a diversified portfolio with no more than 23% in any geographic area and no more than 2% with any one borrower. As of December 31, 2003, 31% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 18, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $635.9 million as of December 31, 2003. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contract.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(13) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

     The Company, together with certain affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2003, 2002 and 2001 were $13.2 million, $10.0 million and $5.0 million, respectively. The Company has recorded a prepaid pension asset of $7.7 million as of December 31, 2003 compared to pension liability of $0.5 million as of December 31, 2002.

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than three percent through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. FASB Staff Position FAS 106-1, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 permits employers that sponsor postretirement benefit plans to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. Specific authoritative guidance on accounting for the Act is pending. The issued guidance could require the plan sponsor to change previously reported information. The Company will defer recognition of the Act until the guidance is issued. Any measures of the accumulated postretirement benefit obligation (APBO) and net periodic postretirement benefit cost (NPPBC) do not reflect the effects of the Act.

     The Company's accrued postretirement benefit expense as of December 31, 2003 and 2002 was $50.5 million and $51.9 million, respectively, and the NPPBC for 2003, 2002 and 2001 was $1.1 million, $3.5 million and $2.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Information regarding the funded status of the pension plans as a whole and the postretirement life and health care benefit plan as a whole, both of which are U.S. plans, as of December 31, 2003 and 2002 follows:

                                                                  PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                             ---------------------------  ------------------------------
(in millions)                                                   2003           2002           2003            2002
========================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                    $  2,236.2      $   2,132.2     $   269.7      $   314.0
Service cost                                                    104.0            103.3           9.9           13.2
Interest cost                                                   131.7            135.6          19.5           22.5
Participant contributions                                           -                -           4.2            4.0
Plan amendment                                                    1.6            (11.5)            -         (117.7)
Actuarial loss (gain)                                            85.1            (13.1)         (2.8)          54.0
Benefits paid                                                  (101.6)           (97.6)        (20.4)         (20.3)
Impact of settlement/curtailment                                    -            (12.7)            -              -
Impact of plan merger                                               -                -          26.7              -
------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                             2,457.0          2,236.2         306.8          269.7
------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                1,965.0          2,200.7         106.9          119.7
Actual return on plan assets                                    265.4           (142.4)         16.5          (12.7)
Employer contributions1                                         113.6              4.3          20.3           16.2
Participant contributions                                           -                -           4.2            4.0
Benefits paid1                                                 (101.6)           (97.6)        (20.4)         (20.3)
------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                      2,242.4          1,965.0         127.5          106.9
------------------------------------------------------------------------------------------------------------------------

Funded status                                                  (214.6)          (271.2)       (179.3)        (162.8)
Unrecognized prior service cost                                  30.3             33.6        (103.3)        (116.9)
Unrecognized net losses                                         192.1            225.9          56.9           71.9
Unrecognized net (asset) obligation at transition                (2.5)            (3.8)            -            0.1
------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                        $      5.3  $         (15.5)    $  (225.7)     $  (207.7)
========================================================================================================================
------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                             $  2,020.2      $   1,821.0           N/A            N/A
========================================================================================================================

          ________

          1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

     Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3 percent per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

     The plan sponsor and participating employers, including the Company, expect to contribute $130.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2004.

     Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     On June 30, 2002, NMIC Medicare operations ceased, and all Medicare employees were terminated as Nationwide employees. Curtailment charges of $10.5 million and curtailment credits of $10.0 million were directly assigned to NMIC for the years ended December 31, 2003 and 2002 respectively.

     Weighted average assumptions used in calculating benefit obligations and the funded status of the pension plan and postretirement life and health care benefit plan as of the end of each period presented were as follows:

                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                        ----------------------------  -----------------------------
                                                            2003           2002           2003           2002
===================================================================================================================

Discount rate                                                  5.50%          6.00%          6.10%           6.60%
Rate of increase in future compensation levels                 4.00%          4.50%              -               -
Assumed health care cost trend rate:
Initial rate                                                       -              -        11.00%1         11.30%1
Ultimate rate                                                      -              -         5.20%1          5.70%1
Declining period                                                   -              -       11 YEARS        11 Years
-------------------------------------------------------------------------------------------------------------------


          ________
          1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     The Company uses a December 31 measurement date for all plans.

     The asset allocation for the pension plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                                 TARGET
                                                                          ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                    2004                  2003             2002
===================================================================================================================================
Equity Securities                                                                40 - 65                      45%              43%
Debt Securities                                                                  25 - 50                      55%              57%
Real Estate                                                                       0 - 10                       0%               0%
Total                                                                                  -                     100%             100%
===================================================================================================================================


     The plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilit ies for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified US investment grade bonds, diversified high-yield US securities, and international fixed income, emerging markets, and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The asset allocation for the other postretirement life and healthcare benefit plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                               TARGET
                                                                        ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                  2004                  2003             2002
=================================================================================================================================
                                                                                     -
Equity Securities                                                              50 - 80                 59%               53%
Debt Securities                                                                20 - 50                 35%               39%
Other                                                                           0 - 10                  6%                8%
Total                                                                                -                100%              100%
=================================================================================================================================


         The other postretirement life and health care benefit plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan investments for retiree life insurance benefits include a retiree life insurance contract issued by NLIC and for retiree medical liabilities both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified US equities. The investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                    2003            2002             2001
========================================================================================================================

Service cost (benefits earned during the period)                           $     104.0    $      103.3   $        89.3
Interest cost on projected benefit obligation                                    131.7           135.6           129.1
Expected return on plan assets                                                  (156.7)         (178.6)         (183.8)
Recognized gains                                                                   0.1               -            (7.8)
Amortization of prior service cost                                                 4.5             4.4             3.2
Amortization of unrecognized transition asset                                     (1.3)           (1.3)           (1.3)
------------------------------------------------------------------------------------------------------------------------
       Net periodic pension cost                                            $     82.3    $       63.4   $        28.7
========================================================================================================================


     Weighted average assumptions used in calculating the net periodic pension cost, set at the beginning of each year, for the pension plan were as follows:

                                                                             2003           2002           2001
====================================================================================================================

Weighted average discount rate                                              6.00%          6.50%          6.75%
Rate of increase in future compensation levels                              4.50%          4.75%          5.00%
Expected long-term rate of return on plan assets                            7.75%          8.25%          8.00%
--------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run called a risk premium. Historic risk premiums are used to develop expected real rates of return of each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated in the process as follows. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historic real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return for plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

     In 2002, the pension plan's target investment portfolio was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

     The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================
Service cost (benefits attributed to employee service during the year)        $ 9.9         $ 13.2         $ 12.6
Interest cost on accumulated postretirement benefit obligation                 19.5           22.5           21.4
Expected return on plan assets                                                 (8.0)          (9.2)          (9.6)
Amortization of unrecognized transition obligation of affiliates                  -            0.6            0.6
Net amortization and deferral                                                  (9.9)          (0.5)          (0.4)
---------------------------------------------------------------------------------------------------------------------
NPPBC                                                                         $11.5         $ 26.6         $ 24.6
=====================================================================================================================


     Weighted average actuarial assumptions used for the measurement of the NPPBC, set at the beginning of each year, for the postretirement benefit plan for 2003, 2002 and 2001 were as follows:

                                                                                      2003           2002           2001
==========================================================================================================================

Discount rate                                                                         6.60%          7.25%          7.50%
Long-term rate of return on plan assets                                               7.50%          7.75%          8.00%
Assumed health care cost trend rate:
Initial rate                                                                         11.30% 1        11.00% 1       11.00%
Ultimate rate                                                                         5.70% 1        5.50%  1       5.50%
Declining period                                                                   11 YEARS        4 Years        4 Years
--------------------------------------------------------------------------------------------------------------------------

1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the NPPBC for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.5 million, $5.7 million and $5.6 million for 2003, 2002 and 2001, respectively, including $0.5 million and $0.4 million related to discontinued operations for 2002 and 2001, respectively.

(14) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of NLIC as of December 31, 2003 and 2002 was $2.23 billion and $1.61 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2003, 2002 and 2001 was $444.4 million, $92.5 million and $83.1 million, respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of January 1, 2004, based on statutory financial results as of and for the year ended December 31, 2003, NLIC could pay dividends totaling $284.4 million without obtaining prior approval. In February 2004, NLIC obtained prior approval from the Ohio Department of Insurance to pay a dividend to NFS in the amount of $75.0 million because the December 31, 2003 statutory financial statements had not been filed at the time of the dividend.

     In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(15) RELATED PARTY TRANSACTIONS

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2003, 2002 and 2001, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $170.4 million, $135.6 million and $139.8 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.22 billion and $4.50 billion as of December 31, 2003 and 2002, respectively. Total revenues from these contracts were $138.9 million, $143.3 million and $150.7 million for the years ended December 31, 2003, 2002 and 2001, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111.8 million, $114.8 million and $122.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2003 and 2002, customer allocations to GGI funds were $12.80 billion and $12.21 billion, respectively. For the years ended December 31, 2003 and 2002, GGI paid the Company $38.6 million and $35.3 million, respectively, for the distribution and servicing of these funds.

     NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2003, 2002 and 2001 were $286.7 million, $325.0 million and $200.7 million, respectively, while benefits, claims and expenses ceded were $247.5 million, $328.4 million and $210.1 million, respectively.

     Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.8 million, $24.9 million and $26.4 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2003, 2002 and 2001, the Company made lease payments to NMIC and its subsidiaries of $17.5 million, $20.2 million and $18.7 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2003 and 2002, the Company had no borrowings from affiliated entities under such agreements. During 2003, 2002 and 2001, the most the Company had outstanding at any given time was $126.0 million, $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.1 million, $0.3 million and $0.2 million for 2003, 2002 and 2001, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $205.9 million and $87.0 million as of December 31, 2003 and 2002, respectively, and are included in short-term investments on the accompanying consolidated balance sheets. For the years ending December 31, 2003, 2002 and 2001, the Company paid NCMC fees and expenses totaling $0.3 million, $0.3 million and $0.4 million, respectively.

     Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for each of the years in the three year period ended December 31, 2003 were $62.0 million, $50.3 million and $52.9 million, respectively.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in note 9, beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $71.0 million and $(45.4) million for the years ended December 31, 2002 and 2001, respectively. Total payments to (from) NLAIC were $(2.7) million and $0 for the years ended December 31, 2003 and 2002, respectively.

     In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

     In first quarter 2003 NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

     In 2003 and 2002, NLIC paid dividends of $60.0 million and $35.0 million, respectively, to NFS. During 2003 and 2002 NLIC paid dividends in the form of return of capital of $100.0 million and $475.0 million to NFS, respectively. Furthermore, in February 2004, NLIC paid a $75.0 million dividend to NFS.

     In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

     In December 2001, NLIC issued NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $47.1 million and $30.1 million in 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million and $0.5 million in 2003 and 2002, respectively. As of December 31, 2003 there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

(16) BANK LINES OF CREDIT

     The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700.0 million agreement maturing in May of 2005 and a 364 day $300.0 million agreement maturing in May of 2004 with a group of financial institutions. The Company and NMIC intend to renew both parts of the credit facility in 2004. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935.0 million. The Company had no amounts outstanding under this agreement as of December 31, 2003. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500.0 million commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003.

     Also, the Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The maximum amount available under the agreement is $100.0 million. The borrowing rate on this program rate is equal to fed funds plus 3 basis points. There were no amounts outstanding under this agreement as of December 31, 2003.

(17) CONTINGENCIES

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against NLIC in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and the Company is of evaluating its merits. The Company intends to defend this lawsuit vigorously.

     On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that the Company acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by the Company and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On January 30, 2004, the Company filed its Revised Memorandum in Support of Summary Judgment, and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. The Company intends to defend this lawsuit vigorously.

     On May 1, 2003, a class action was filed against NLIC in the United States District Court for the Eastern District of Louisiana, (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. Plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. The Company's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

     On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the United States Securities and Exchange Commission and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. The Company has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. The Company is cooperating with these regulatory agencies and is responding to those information requests.

     There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

(18) SECURITIZATION TRANSACTIONS

     To date, the Company has sold $290.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 5.10% to 5.25% and as of December 31, 2003 held guarantee reserves totaling $2.9 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.

     The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $824.2 million. The Company does not anticipate making any payments related to the guarantees.

     At the time of the sales, $4.3 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the collateral is released. During 2003 and 2002, $3.1 million and $0.5 million of stabilization collateral had been released into income, respectively.

     To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) SEGMENT INFORMATION

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Institutional Products segment is comprised of the Company's private and public sector group retirement plans, medium-term note program and structured products initiatives. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

     The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt and expenses of the Company's non-insurance subsidiaries not reported within the three product segments. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of pre-tax operating earnings.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2003, 2002 and 2001.

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2003
Net investment income                                  $      807.9  $      787.7  $      324.3 $     60.1   $     1,980.0
Other operating revenue                                       517.7         162.3         536.2        0.4         1,216.6
Net realized losses on investments, hedging                       -             -             -     (100.8)         (100.8)
   instruments and hedged items
---------------------------------------------------------------------------------------------------------------------------
   Total  operating revenues                                1,325.6         950.0         860.5      (40.3)        3,095.8
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              602.5         512.3         185.6          -         1,300.4
Amortization of deferred policy acquisition costs             228.4          45.6        101.9           -           375.9
Interest expense on debt, primarily with NFS                      -             -             -       48.4            48.4
Other benefits and expenses                                   324.0         183.1         423.0        6.6           936.7
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,154.9         741.0         710.5       55.0         2,661.4
---------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal
   income tax expense                                         170.7         209.0         150.0      (95.3)  $        434.4
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      100.8
------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      170.7  $      209.0  $      150.0 $      5.5
============================================================================================================
------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   49,392.5  $   33,837.4  $   11,243.5 $  6,097.5   $   100,570.9
===========================================================================================================================

2002
Net investment income                                  $      668.5  $      800.2  $      328.6 $     41.2   $     1,838.5
Other operating revenue                                       526.2         177.9         537.7        0.7         1,242.5
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      (84.4)          (84.4)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,194.7         978.1         866.3      (42.5)        2,996.6
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              505.9         548.9         186.4          -         1,241.2
Amortization of deferred policy acquisition costs             528.2          53.7          88.2          -           670.1
Interest expense on debt, primarily with NFS                      -             -             -       36.0            36.0
Other benefits and expenses                                   283.4         172.1         420.2        4.1           879.8
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,317.5         774.7         694.8       40.1         2,827.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
   federal income tax expense                                (122.8)        203.4         171.5      (82.6)          169.5
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -       84.4
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating (loss) earnings 1                    $     (122.8) $      203.4  $      171.5 $      1.8
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   40,830.0   $  30,440.7  $    9,676.3 $  5,075.6   $    86,022.6
===========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2001
Net investment income                                  $      534.7  $      847.5  $      323.3 $     19.2   $     1,724.7
Other operating revenue                                       556.0         209.4         511.5       (0.3)        1,276.6
Net realized losses on investments, hedging
   instruments and hedged items                                   -           -               -      (18.3)          (18.3)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,090.7       1,056.9         834.8        0.6         2,983.0
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              433.2         627.8         177.7          -         1,238.7
Amortization of deferred policy acquisition costs             220.0          47.6          80.3          -           347.9
Interest expense on debt primarily with NFS                       -             -             -        6.2             6.2
Other benefits and expenses                                   206.1         170.2         387.1       (2.1)          761.3
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                859.3         845.6         645.1        4.1         2,354.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before               231.4         211.3         189.7       (3.5)  $       628.9
   federal income tax expense
                                                                                                               ============
Net realized losses on investments, hedging
   instruments and hedged items not related
   to securitizations                                             -             -             -       20.2
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      231.4  $    211.3    $      189.7 $     16.7
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          2
Assets as of period end                                $   43,885.4  $ 34,130.1    $    9,129.0 $  4,010.1   $    91,154.6
===========================================================================================================================

     ____________
     1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

     2    Inclues $24.8 million of assets related to discontinued operations.

     The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(20) VARIABLE INTEREST ENTITIES

     As of December 31, 2003, the Company has relationships with eight VIEs where the Company is the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to third-party investors where the Company provides guaranteed returns (See note 18). The Company has not yet adopted FIN 46 or FIN 46R as it relates to these VIEs. As such, these VIEs and their results of operations are not included in the consolidated financial statements.

     The net assets of these VIEs totaled $176.1 million as of December 31, 2003. The most significant components of net assets are $58.7 million of mortgage loans on real estate, $241.9 million of other long-term investments, $37.9 million in other assets, $59.2 million of short-term debt and $103.3 million of other liabilities. The total exposure to loss on these VIEs where the Company may be the primary beneficiary is less than $0.1 million as of December 31, 2003.

     For the mortgage loan VIE, which is the VIE to which the short-term debt relates to, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     In addition to the VIEs described above, the Company also holds variable interests, in the form of limited partnership (LP) or similar investments, in a number of tax credit funds. These investments have been held by the Company for periods of 1 to 7 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs where the Company is not the primary beneficiary is $44.2 million as of December 31, 2003.

(21) SUBSEQUENT EVENT

     As discussed in note 2(n), the Company adopted SOP 03-1 effective January 1, 2004. In connection with this adoption, the following cumulative effect adjustments are expected to be recorded in the 2004 consolidated financial statements.

(in millions)                                                                                                     JANUARY 1, 2004
==================================================================================================================================

Increase in future policy benefits - ratchet interest crediting                                                           $ (12.3)
Increase in future policy benefits - secondary guarantees - life insurance                                                   (2.4)
Increase in future policy benefits - GMDB claim reserves                                                                     (1.8)
Increase in future policy benefits - GMIB claim reserves                                                                     (1.0)
Deferred acquisition costs related to above                                                                                  12.4
Deferred federal income taxes                                                                                                 1.8
Cumulative effect of adoption of accounting principle, net of tax                                                          $ (3.3)
==================================================================================================================================


     Under SOP 03-1, the Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB claim reserves upon adoption of SOP 03-1:

          o Data used was based on a combination of historical numbers and future projections involving 250 stochastically generated investment performance scenarios

          o    Mean gross equity performance of 8.1%

          o    Equity volatility of 18.7%

          o    Mortality - 100% of Annuity 2000 table

          o    Discount rate of 8.0%

          Lapse rate assumptions vary by duration as shown below:

DURATION         1         2         3          4         5          6         7         8          9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum          4.50%     5.50%      6.50%     8.50%     10.50%    10.50%    10.50%     17.50%    17.50%     17.50%
MAXIMUM          4.50%     8.50%     11.50%    17.50%     22.50%    22.50%    22.50%     22.50%    22.50%     19.50%


     GMABs are considered derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 claim reserve.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The GMIB claim reserves will be determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating the GMIB claim reserves are consistent with those used for calculating the GMDB claim reserves. In addition, the calculation of the GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

PART C. OTHER INFORMATION


   Item 26.        Exhibits


     (a) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (33-62795) and hereby incorporated by reference.

     (b)  Not Applicable

     (c) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with the registration statement (333-27133) and hereby incorporated by reference.

     (d) The form of the contract - Filed previously with initial registration statement (33-62795) and hereby incorporated by reference.

     (e) The form of the contract application - Filed previously with initial registration statement (33-62795) and hereby incorporated by reference.

     (f) Articles of Incorporation of Depositor - Filed previously with initial registration statement (33-62795) and hereby incorporated by reference.

     (g) Reinsurance Contracts -Filed previously with registration statement (333-46338) and hereby incorporated by reference.

     (h) Participation Agreements - Filed previously with registration statement (333-46338) and hereby incorporated by reference.

     (i)  Not Applicable

     (j)  Not Applicable

     (k) Opinion of Counsel - Filed previously with Pre-Effective Amendment No. 1 to the registration statement (33-62795) and hereby incorporated by reference.

     (l)  Not Applicable

     (m)  Not Applicable

     (n)  Independent Auditors' Consent - Attached hereto.

     (o)  Not Applicable

     (p)  Not Applicable

     (q) Redeemability Exemption Procedures - Filed previously with registration statement (333-46338) and hereby incorporated by reference.

Item 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

       Arden L. Shisler, Director and Chairman of the Board
       W.G. Jurgensen, Director and Chief Executive Officer
       Joseph J. Gasper, Director, President and Chief Operating Officer
       Mark R. Thresher, President and Chief Operating Officer-Elect and
        Chief Financial Officer
       Patricia R. Hatler, Executive Vice President, General Counsel and
        Secretary
       Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer Robert A. Rosholt, Executive Vice President-Chief Finance and
        Investment Officer
       W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
       David A. Diamond, Senior Vice President
       Dennis P. Drent, Senior Vice President-Internal Audits
       Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide Financial
       J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
       Kelly A. Hamilton, Senior Vice President-NI Finance
       David K. Hollingsworth, Senior Vice President-President-Nationwide
        Insurance Sales
       David R. Jahn, Senior Vice President-Property and Casualty Claims
       Richard A. Karas, Senior Vice President-Sales-Financial Services
       M. Eileen Kennedy, Senior Vice President-NF Finance
       Gale V. King, Senior Vice President-Property and Casualty Human Resources Srinivas Koushik, Senior Vice President-Chief Technology Officer
       Gregory S. Lashutka, Senior Vice President-Corporate Relations
       Gary D. McMahan, Senior Vice President
       Brian W. Nocco, Senior Vice President and Treasurer
       Mark D. Phelan, Senior Vice President-Technology and Operations
       John S. Skubik, Senior Vice President-Consumer Finance
       Katherine A. Stumph, Senior Vice President-Marketing, Strategy and
        Urban Market Operations
       Mark D. Torkos, Senior Vice President-Property and Casualty Systems Richard M. Waggoner, Senior Vice President-Operations
       Robert O. Wilson, Senior Vice President-Corporate Strategy
       Susan A. Wolken, Senior Vice President-Product Management and
        Nationwide Financial Marketing
       James G. Brocksmith, Jr., Director
       Henry S. Holloway, Director
       James F. Patterson, Director
       Gerald D. Prothro, Director
       Joseph A. Alutto, Director
       Donald L. McWhorter, Director
       Arden L. Shisler, Director
       Alex Shumate, Director
       Lydia M. Marshall, Director
       David O. Miller, Director
       Martha J. Miller de Lombera, Director

     The business address of the Directors and Officers of the Depositor is:
     One Nationwide Plaza, Columbus, Ohio 43215

Item 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
           REGISTRANT.
         *  Subsidiaries for which separate financial statements are filed
        ** Subsidiaries included in the respective consolidated financial statements
       *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
      ****  Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write personal,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The company administers the deferred compensation
                                                                                plan for the public employees of the State of
                                                                                Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                December 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  75,843    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2003


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line
                                        December 31, 2003

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |___
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |  NATIONWIDE MARITIMA VIDA e   |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock:  134,822,225     |
    |                               |   |   |------------   Shares          |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |

Item 29.      INDEMNIFICATION


              Ohio's General Corporation Law expressly authorizes and Nationwide's Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

               o any threatened, pending or completed civil action, suit or proceeding;

               o any threatened, pending or completed criminal action, suit or proceeding;

               o any threatened, pending or completed administrative action, suit or proceeding;

               o any threatened, pending or completed investigative action, suit or proceeding;

              The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

              Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue. Nationwide will not be required to seek the court's determination if, in the opinion of Nationwide's cousel, the mater has been settled by controlling precedent.

              However, the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted.



Item 30.      PRINCIPAL UNDERWRITER

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account             Nationwide VL Separate Account-C
    Nationwide Variable Account             Nationwide VL Separate Account-D
    Nationwide Variable Account-II          Nationwide VLI Separate Account-2
    Nationwide Variable Account-4           Nationwide VLI Separate Account-3
    Nationwide Variable Account-5           Nationwide VLI Separate Account-4
    Nationwide Variable Account-6           Nationwide VLI Separate Account-6
    Nationwide Variable Account-7
    Nationwide Variable Account-8
    Nationwide Variable Account-9
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

     Joseph J. Gasper, Director and Chairman of the Board
     Richard A. Karas, Director and Vice Chairman
     John M. Davis, President
     William G. Goslee, Senior Vice President
     Mark R. Thresher, Director, Senior Vice President and Treasurer

     Thomas E. Barnes, Vice President and Secretary
     Kevin S. Crossett, Vice President
     Trey Rouse, Vice President
     Peter R. Salvator, Vice President
     Barbara J. Shane, Vice President-Compliance Officer
     Karen R. Tackett, Vice President
     Alan A. Todryk, Vice President-Taxation
     Carol L. Dove, Associate Vice President-Treasury Services and
        Assistant Treasurer
     Glenn W. Soden, Associate Vice President and Assistant Secretary Dina A. Tantra, Assistant Secretary
     Mark D. Maxwell, Assistant Secretary
     E. Gary Berndt, Assistant Treasurer

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is: One Nationwide Plaza, Columbus, Ohio 43215


(c)
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     NAME OF PRINCIPAL             NET UNDERWRITING          COMPENSATION ON         BROKERAGE         COMPENSATION
     UNDERWRITER                   DISCOUNTS AND             REDEMPTION OR           COMMISSIONS
                                   COMMISSIONS               ANNUITIZATION
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
                                   N/A                       N/A                     N/A               N/A
     Nationwide Investment
        Services Corporation
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------



Item 31.      LOCATION OF ACCOUNTS AND RECORDS


              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215


Item 32.      MANAGEMENT SERVICES

              Not Applicable


Item 33.      FEE REPRESENTATION


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of the Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20 day of April, 2004.


   NATIONWIDE VLI SEPARATE ACCOUNT-2
   -----------------------------------------------------------------------------
   (Registrant)

   NATIONWIDE LIFE INSURANCE COMPANY
   -----------------------------------------------------------------------------
   (Depositor)

   By: /s/ MICHAEL R. MOSER
   -----------------------------------------------------------------------------
   Michael R. Moser, Esq.



As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 20 day of April, 2004.


W. G. JURGENSEN

-------------------------------------------------------------------------

W. G. Jurgensen, Director and Chief Executive Officer

JOSEPH J. GASPER

-------------------------------------------------------------------------

Joseph J. Gasper, Director and President and Chief Operating Officer

JOSEPH A. ALUTTO

-------------------------------------------------------------------------

Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.

-------------------------------------------------------------------------

James G. Brocksmith, Jr., Director

HENRY S. HOLLOWAY

-------------------------------------------------------------------------

Henry S. Holloway, Director

LYDIA M. MARSHALL

-------------------------------------------------------------------------

Lydia M. Marshall, Director

DONALD L. MCWHORTER

-------------------------------------------------------------------------

Donald L. McWhorter, Director

DAVID O. MILLER

-------------------------------------------------------------------------

David O. Miller, Director

JAMES F. PATTERSON

-------------------------------------------------------------------------

James F. Patterson, Director

MARTHA J. MILLER DE LOMBERA

-------------------------------------------------------------------------

Martha J. Miller de Lombera, Director

GERALD D. PROTHRO

-------------------------------------------------------------------------

Gerald D. Prothro, Director

ARDEN L. SHISLER

-------------------------------------------------------------------------

Arden L. Shisler, Director

ALEX SHUMATE

-------------------------------------------------------------------------

Alex Shumate, Director

                                By /s/ MICHAEL R. MOSER
                               ------------------------------------------------
                                Michael R. Moser, Esq.
                                Attorney-in-Fact